UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

AIG Retirement Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Evelyn M. Curran

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6425

Date of fiscal year end: May 31

Date of reporting period: February 28, 2009

Item 1. Schedule of Investments.

AIG Retirement Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 48.0%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc.†	10,279	$39,163
Omnicom Group, Inc.	763	18,335

		57,498

Aerospace/Defense - 0.5%

General Dynamics Corp.	2,110	92,460
Lockheed Martin Corp.	2,201	138,905
Northrop Grumman Corp.	3,313	123,774
Raytheon Co.	2,671	106,760

		461,899

Aerospace/Defense-Equipment - 0.3%

United Technologies Corp.	7,521	307,082

Agricultural Chemicals - 0.8%

CF Industries Holdings, Inc.	825	53,072
Monsanto Co.	9,676	737,989

		791,061

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.	2,698	71,929

Airlines - 0.5%

Southwest Airlines Co.	87,155	513,343

Apparel Manufacturers - 0.1%

Coach, Inc.†	2,432	33,999
Polo Ralph Lauren Corp.	733	25,267
VF Corp.	658	34,150

		93,416

Applications Software - 1.0%

Compuware Corp.†	4,987	29,473
Intuit, Inc.†	2,510	57,203
Microsoft Corp.	52,805	852,801
Salesforce.com, Inc.†	1,350	37,800

		977,277

Athletic Footwear - 0.0%

NIKE, Inc., Class B	861	35,757

Audio/Video Products - 0.0%

Harman International Industries, Inc.	1,141	12,117

Auto-Cars/Light Trucks - 0.0%

Ford Motor Co.†	16,771	33,542

Auto-Heavy Duty Trucks - 1.0%

PACCAR, Inc.	38,091	954,941

Auto/Truck Parts & Equipment-Original - 0.0%

Johnson Controls, Inc.	1,643	18,697

Banks-Commercial - 0.2%

BB&T Corp.	7,905	127,508
M&T Bank Corp.	501	18,336
Zions Bancorp.	2,481	23,247

		169,091

Banks-Fiduciary - 0.9%

Northern Trust Corp.	712	39,552
State Street Corp.	4,111	103,885
The Bank of New York Mellon Corp.	33,971	753,137

		896,574

Banks-Super Regional - 0.6%

Capital One Financial Corp.	2,995	36,090
PNC Financial Services Group, Inc.	2,804	76,661
SunTrust Banks, Inc.	4,205	50,586
US Bancorp	4,751	67,987
Wells Fargo & Co	30,299	366,618

		597,942

Beverages-Non-alcoholic - 0.8%

Coca-Cola Enterprises, Inc.	3,171	36,403
Pepsi Bottling Group, Inc.	2,711	50,154
PepsiCo, Inc.	7,360	354,310
The Coca-Cola Co.	7,475	305,354

		746,221

Beverages-Wine/Spirits - 0.0%

Constellation Brands, Inc., Class A†	1,129	14,733

Brewery - 0.0%

Molson Coors Brewing Co., Class B	1,128	39,739

Building-Residential/Commercial - 1.4%

Centex Corp.	3,973	24,672
D.R. Horton, Inc.	156,058	1,318,690
KB Home	2,143	19,073
Pulte Homes, Inc.	2,765	25,383

		1,387,818

Cable/Satellite TV - 0.3%

Comcast Corp., Class A	18,665	243,765
The DIRECTV Group, Inc.†	1,201	23,948

		267,713

Chemicals-Diversified - 0.3%

E.I. du Pont de Nemours & Co.	7,664	143,777
PPG Industries, Inc.	3,205	99,547

		243,324

Chemicals-Specialty - 0.5%

Eastman Chemical Co.	1,210	24,853
Ecolab, Inc.	13,606	432,399

		457,252

Coal - 0.1%

Peabody Energy Corp.	2,341	55,412

Coatings/Paint - 0.0%

The Sherwin-Williams Co.	906	41,631

Commercial Services - 0.5%

Convergys Corp.†	3,057	19,718
Quanta Services, Inc.†	24,447	430,267

		449,985

Commercial Services-Finance - 0.3%

Automatic Data Processing, Inc.	3,352	114,471
H&R Block, Inc.	2,117	40,434
Mastercard, Inc., Class A	324	51,202
The Western Union Co.	4,042	45,109
Total Systems Services, Inc.	2,862	36,004

		287,220

Computer Aided Design - 0.0%

Autodesk, Inc.†	1,229	15,596

Computer Services - 0.1%

Affiliated Computer Services, Inc., Class A†	3,081	143,667

Computers - 2.3%

Apple, Inc.†	8,860	791,287
Dell, Inc.†	8,507	72,565
Hewlett-Packard Co.	20,971	608,788

International Business Machines Corp.	7,730	711,392
Sun Microsystems, Inc.†	6,949	32,521

		2,216,553

Computers-Integrated Systems - 0.0%

Teradata Corp.†	1,234	19,078

Computers-Memory Devices - 0.5%

EMC Corp.†	16,372	171,906
NetApp, Inc.†	3,489	46,892
SanDisk Corp.†	31,278	278,687

		497,485

Computers-Periphery Equipment - 0.1%

Lexmark International, Inc., Class A†	2,852	48,883

Consumer Products-Misc. - 0.1%

Kimberly-Clark Corp.	2,885	135,912

Containers-Metal/Glass - 0.1%

Ball Corp.	1,306	52,619
Owens-Illinois, Inc.†	2,496	38,488

		91,107

Containers-Paper/Plastic - 0.1%

Pactiv Corp.†	3,357	53,141

Cosmetics & Toiletries - 1.1%

Colgate-Palmolive Co.	5,336	321,121
Procter & Gamble Co.	15,759	759,111

		1,080,232

Data Processing/Management - 0.1%

Fidelity National Information Services, Inc.	1,221	21,367
Fiserv, Inc.†	1,059	34,545

		55,912

Dialysis Centers - 0.0%

DaVita, Inc.†	321	15,061

Disposable Medical Products - 0.0%

C.R. Bard, Inc.	467	37,481

Diversified Banking Institutions - 2.6%

Bank of America Corp.	50,426	199,183
Citigroup, Inc.	23,238	34,857
JPMorgan Chase & Co.	31,584	721,694
Morgan Stanley	73,239	1,431,090
The Goldman Sachs Group, Inc.	1,588	144,635

		2,531,459

Diversified Manufacturing Operations - 1.0%

3M Co.	5,722	260,122
Cooper Industries, Ltd., Class A	1,707	36,001
Dover Corp.	2,695	67,213
General Electric Co.	42,475	361,462
Honeywell International, Inc.	4,173	111,962
Tyco International, Ltd.†	6,561	131,548

		968,308

E-Commerce/Products - 0.1%

Amazon.com, Inc.†	1,170	75,804

E-Commerce/Services - 0.1%

eBay, Inc.†	5,471	59,470

Electric Products-Misc. - 0.1%

Emerson Electric Co.	2,884	77,147

Electric-Generation - 0.1%

The AES Corp.†	7,921	49,902

Electric-Integrated - 1.3%

American Electric Power Co., Inc.	3,633	101,906
Dominion Resources, Inc.	6,413	193,544
Edison International	5,429	147,777
Exelon Corp.	9,797	462,614
FirstEnergy Corp.	1,625	69,160
Pepco Holdings, Inc.	4,462	66,930
PG&E Corp.	1,650	63,063
PPL Corp.	1,518	42,337
Public Service Enterprise Group, Inc.	2,454	66,970
Southern Co.	651	19,732

		1,234,033

Electronic Components-Semiconductors - 1.1%

Advanced Micro Devices, Inc.†	11,947	26,045
Altera Corp.	4,742	72,695
Intel Corp.	60,129	766,044
LSI Corp.†	12,937	37,517
Micron Technology, Inc.†	7,929	25,531
National Semiconductor Corp.	2,329	25,386
QLogic Corp.†	2,834	26,130
Texas Instruments, Inc.	4,001	57,414
Xilinx, Inc.	2,749	48,602

		1,085,364

Electronic Connectors - 0.0%

Amphenol Corp., Class A	1,622	41,231

Electronic Forms - 0.1%

Adobe Systems, Inc.†	5,126	85,604

Electronic Measurement Instruments - 0.0%

FLIR Systems, Inc.†	2,162	44,126

Electronics-Military - 0.1%

L-3 Communications Holdings, Inc.	1,402	94,845

Engineering/R&D Services - 0.1%

Fluor Corp.	1,732	57,589
Jacobs Engineering Group, Inc.†	1,351	45,583

		103,172

Engines-Internal Combustion - 0.0%

Cummins, Inc.	1,614	33,571

Enterprise Software/Service - 0.4%

BMC Software, Inc.†	448	13,274
CA, Inc.	2,611	44,257
Oracle Corp.†	21,217	329,712

		387,243

Finance-Credit Card - 0.1%

American Express Co.	7,609	91,765

Finance-Investment Banker/Broker - 0.1%

The Charles Schwab Corp.	7,413	94,219

Food-Misc. - 1.3%

Campbell Soup Co.	2,011	53,834
ConAgra Foods, Inc.	4,914	74,103

General Mills, Inc.	14,666	769,672
H.J. Heinz Co.	5,507	179,914
Kraft Foods, Inc., Class A	4,284	97,589
Sara Lee Corp.	10,398	80,169

		1,255,281

Food-Retail - 0.1%

Safeway, Inc.	1,542	28,527
The Kroger Co.	5,360	110,791

		139,318

Food-Wholesale/Distribution - 0.1%

Sysco Corp.	5,817	125,066

Forestry - 0.1%

Plum Creek Timber Co., Inc.	2,066	54,191

Gas-Distribution - 0.1%

NiSource, Inc.	4,048	35,420
Sempra Energy	2,470	102,678

		138,098

Gold Mining - 0.0%

Newmont Mining Corp.	902	37,550

Health Care Cost Containment - 0.0%

McKesson Corp.	1,119	45,901

Independent Power Producers - 0.0%

Dynegy, Inc., Class A†	31,936	41,517
Mirant Corp.†	155	1,895

		43,412

Industrial Automated/Robotic - 0.0%

Rockwell Automation, Inc.	932	18,733

Industrial Gases - 0.1%

Air Products & Chemicals, Inc.	1,673	77,376
Praxair, Inc.	326	18,501

		95,877

Instruments-Scientific - 0.8%

Thermo Fisher Scientific, Inc.†	21,129	766,137
Waters Corp.†	1,453	51,175

		817,312

Insurance Brokers - 0.1%

AON Corp.	2,293	87,685
Marsh & McLennan Cos., Inc.	1,454	26,070

		113,755

Insurance-Life/Health - 0.3%

AFLAC, Inc.	9,805	164,332
Principal Financial Group, Inc.	3,788	30,266
Prudential Financial, Inc.	2,956	48,508
Torchmark Corp.	2,827	58,236
Unum Group	2,056	20,930

		322,272

Insurance-Multi-line - 0.5%

Allstate Corp.	6,167	103,791
Cincinnati Financial Corp.	1,586	32,576
Hartford Financial Services Group, Inc.	33,471	204,173
Loews Corp.	3,388	67,252
MetLife, Inc.	2,325	42,919

		450,711

Insurance-Property/Casualty - 0.6%

Chubb Corp.	2,708	105,720
The Travelers Cos., Inc.	14,479	523,416

		629,136

Internet Infrastructure Software - 0.0%

Akamai Technologies, Inc.†	1,228	22,215

Internet Security - 0.1%

Symantec Corp.†	6,364	88,014

Investment Management/Advisor Services - 0.2%

Franklin Resources, Inc.	1,077	49,327
Invesco, Ltd.	4,209	48,109
Janus Capital Group, Inc.	3,306	14,579
T. Rowe Price Group, Inc.	3,258	74,087

		186,102

Machinery-Construction & Mining - 0.0%

Caterpillar, Inc.	883	21,731

Machinery-Farming - 0.0%

Deere & Co.	1,018	27,985

Machinery-Pumps - 0.0%

Flowserve Corp.	547	27,607

Medical Information Systems - 0.1%

IMS Health, Inc	4,544	56,891

Medical Instruments - 0.4%

Boston Scientific Corp.†	12,207	85,693
Medtronic, Inc.	6,348	187,837
St. Jude Medical, Inc.†	2,917	96,728

		370,258

Medical Labs & Testing Services - 0.0%

Quest Diagnostics, Inc.	572	26,215

Medical Products - 0.9%

Baxter International, Inc.	2,189	111,442
Becton, Dickinson & Co.	900	55,701
Hospira, Inc.†	1,914	44,405
Johnson & Johnson	12,564	628,200

		839,748

Medical-Biomedical/Gene - 1.8%

Amgen, Inc.†	6,708	328,223
Biogen Idec, Inc.†	1,801	82,918
Celgene Corp.†	2,969	132,803
Genentech, Inc.†	5,449	466,162
Gilead Sciences, Inc.†	16,135	722,848

		1,732,954

Medical-Drugs - 2.0%

Abbott Laboratories	7,974	377,489
Bristol-Myers Squibb Co.	12,551	231,064
Cephalon, Inc.†	549	36,009
Eli Lilly & Co.	9,136	268,416
Forest Laboratories, Inc.†	3,915	83,937
King Pharmaceuticals, Inc.†	2,915	21,396
Merck & Co., Inc.	12,635	305,767
Pfizer, Inc.	29,045	357,544
Schering-Plough Corp.	5,303	92,219

Wyeth	4,879	199,161

		1,973,002

Medical-Generic Drugs - 0.0%

Watson Pharmaceuticals, Inc.†	1,019	28,807

Medical-HMO - 0.2%

Aetna, Inc.	447	10,670
CIGNA Corp.	2,204	34,735
UnitedHealth Group, Inc.	4,169	81,921
WellPoint, Inc.†	2,961	100,437

		227,763

Medical-Hospitals - 0.0%

Tenet Healthcare Corp.†	16,791	18,638

Medical-Wholesale Drug Distribution - 0.0%

AmerisourceBergen Corp.	506	16,071

Metal Processors & Fabrication - 0.0%

Precision Castparts Corp.	711	39,411

Metal-Diversified - 0.1%

Freeport-McMoRan Copper & Gold, Inc.	3,444	104,767

Multimedia - 0.5%

Meredith Corp.	2,254	28,964
News Corp., Class A	16,780	93,297
The McGraw-Hill Cos., Inc.	2,355	46,464
The Walt Disney Co.	8,347	139,979
Time Warner, Inc.	23,191	176,947

		485,651

Networking Products - 0.9%

Cisco Systems, Inc.†	58,063	845,978
Juniper Networks, Inc.†	3,155	44,832

		890,810

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc.	4,233	84,237

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.	4,995	96,354

Office Supplies & Forms - 0.1%

Avery Dennison Corp.	2,974	59,926

Oil & Gas Drilling - 0.1%

ENSCO International, Inc.	2,313	56,854
Noble Corp.	1,541	37,893
Rowan Cos., Inc.	1,738	21,047

		115,794

Oil Companies-Exploration & Production - 0.8%

Anadarko Petroleum Corp.	3,583	125,226
Apache Corp.	2,834	167,461
Devon Energy Corp.	2,911	127,123
EOG Resources, Inc.	524	26,221
Occidental Petroleum Corp.	5,004	259,558
Southwestern Energy Co.†	1,479	42,551

		748,140

Oil Companies-Integrated - 3.5%

Chevron Corp.	11,806	716,742
ConocoPhillips	7,802	291,405
Exxon Mobil Corp.	33,996	2,308,328
Hess Corp.	518	28,330
Marathon Oil Corp.	1,533	35,673
Murphy Oil Corp.	1,943	81,237

		3,461,715

Oil Field Machinery & Equipment - 0.1%

National-Oilwell Varco, Inc.†	2,649	70,808

Oil Refining & Marketing - 0.1%

Sunoco, Inc.	1,117	37,364
Tesoro Corp.	1,440	21,254
Valero Energy Corp.	1,339	25,950

		84,568

Oil-Field Services - 0.3%

BJ Services Co.	5,073	49,056
Halliburton Co.	5,500	89,705
Schlumberger, Ltd.	3,271	124,494

		263,255

Paper & Related Products - 0.0%

International Paper Co.	3,038	17,286

Pharmacy Services - 0.2%

Express Scripts, Inc.†	3,187	160,306

Pipelines - 0.0%

El Paso Corp.	4,787	32,312

Printing-Commercial - 0.0%

R.R. Donnelley & Sons Co.	3,133	24,406

Publishing-Newspapers - 0.0%

Gannett Co., Inc.	6,194	20,069

Real Estate Investment Trusts - 0.1%

Apartment Investment & Management Co., Class A	5,928	30,944
AvalonBay Communities, Inc.	39	1,654
Boston Properties, Inc.	425	15,763
Developers Diversified Realty Corp.	5,327	15,715
Equity Residential	812	14,291
Host Hotels & Resorts, Inc.	10,042	37,156

		115,523

Retail-Apparel/Shoe - 0.1%

Limited Brands, Inc.	6,208	47,739
The Gap, Inc.	6,863	74,052

		121,791

Retail-Building Products - 0.4%

Home Depot, Inc.	13,550	283,060
Lowe’s Cos., Inc.	7,400	117,216

		400,276

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	1,127	32,480
RadioShack Corp.	2,364	17,328

		49,808

Retail-Discount - 1.3%

Big Lots, Inc.†	2,497	38,729
Family Dollar Stores, Inc.	1,621	44,480
Wal-Mart Stores, Inc.	24,139	1,188,604

		1,271,813

Retail-Drug Store - 0.8%

CVS Caremark Corp.	28,627	736,859

Retail-Major Department Stores - 0.7%

J.C. Penney Co., Inc.	35,552	545,012
TJX Cos., Inc.	6,385	142,194

		687,206

Retail-Regional Department Stores - 0.1%

Kohl’s Corp.†	1,931	67,855

Retail-Restaurants - 0.9%

McDonald’s Corp.	17,793	929,684

Schools - 0.1%

Apollo Group, Inc., Class A†	892	64,670

Semiconductor Components-Integrated Circuits - 0.1%

Linear Technology Corp.	3,259	71,046

Semiconductor Equipment - 0.0%

Applied Materials, Inc.	1,627	14,985

Steel-Producers - 0.0%

Nucor Corp.	535	18,003
United States Steel Corp.	872	17,152

		35,155

Steel-Specialty - 0.0%

Allegheny Technologies, Inc.	599	11,782

Telecom Equipment-Fiber Optics - 0.4%

Corning, Inc.	36,620	386,341

Telecom Services - 0.1%

Embarq Corp.	2,414	84,418

Telecommunication Equipment - 0.0%

Harris Corp.	499	18,603
Nortel Networks Corp.†	62	5
Tellabs, Inc.†	4,398	16,712

		35,320

Telephone-Integrated - 1.6%

AT&T, Inc.	41,001	974,594
CenturyTel, Inc.	3,727	98,132
Frontier Communications Corp.	8,391	60,415
Verizon Communications, Inc.	16,020	457,051

		1,590,192

Television - 0.0%

CBS Corp., Class B	8,899	37,999

Tobacco - 0.7%

Altria Group, Inc.	15,772	243,520
Lorillard, Inc.	1,245	72,758
Philip Morris International, Inc.	10,468	350,364
Reynolds American, Inc.	1,580	53,056

		719,698

Tools-Hand Held - 0.1%

Black & Decker Corp.	846	20,025
Snap-On, Inc.	1,271	29,983
The Stanley Works	1,762	47,151

		97,159

Toys - 0.0%

Hasbro, Inc.	1,314	30,078
Mattel, Inc.	999	11,828

		41,906

Transport-Rail - 0.4%

Burlington Northern Santa Fe Corp.	1,906	112,016
CSX Corp.	3,556	87,762
Norfolk Southern Corp.	2,193	69,562
Union Pacific Corp.	4,089	153,419

		422,759

Transport-Services - 0.3%

FedEx Corp.	1,863	80,500
Ryder System, Inc.	1,628	37,216
United Parcel Service, Inc., Class B	3,947	162,538

		280,254

Web Portals/ISP - 0.5%

Google, Inc., Class A†	1,157	391,054
Yahoo!, Inc.†	6,061	80,187

		471,241

Wireless Equipment - 0.4%

American Tower Corp., Class A†	1,860	54,163
Motorola, Inc.	17,604	61,966
QUALCOMM, Inc.	7,181	240,061

		356,190

Total Common Stock (cost $68,384,649)		47,262,944

EXCHANGE TRADED FUNDS - 4.0%
Index Fund - 3.7%

iShares MSCI EAFE Index Fund	105,300	3,651,804

Index Fund-Large Cap - 0.3%

SPDR Trust, Series 1	4,044	298,973

Total Exchange Traded Funds
(cost $7,910,263)		3,950,777

PREFERRED STOCK - 0.3%
Banks-Money Center - 0.1%

Santander Finance Preferred SA 4.00%(1)	7,600	57,000

Banks-Super Regional - 0.0%

Wachovia Capital Trust IX 6.38%	3,100	38,595

Diversified Financial Services - 0.1%

General Electric Capital Corp. 8.00%(2)	5,959	92,126

Finance-Mortgage Loan/Banker - 0.0%

Freddie Mac 0.00%	2,200	1,100

Special Purpose Entity - 0.1%

Structured Repackaged Asset-Backed Trust Securities 3.00%(1)	7,600	84,740

Total Preferred Stock (cost $630,547)		273,561

ASSET BACKED SECURITIES - 1.8%
Diversified Financial Services - 1.8%

Banc of America Commercial Mtg., Inc. Series 2006-6, Class AM 5.39% due 10/10/45(3)	$110,000	41,541

Chase Funding Mtg. Loan Asset-Backed Certs. Series 2003-6, Class 1A6 4.59% due 05/25/15	87,067	65,338
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 4.93% due 07/25/37(4)(5)	262,164	237,803
Citigroup Commercial Mtg. Trust Series 2008-C7, Class AM 6.10% due 12/10/49(3)(4)	230,000	84,240
Commercial Mtg. Asset Trust Series 1999-C1, Class D 7.35% due 01/17/32(3)	275,000	241,472
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class AM 5.37% due 05/15/47(3)	315,000	113,953
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2008-C2, Class AM 6.58% due 02/12/51(3)(4)	539,000	200,045
LB Commercial Conduit Mtg. Trust Series 1998-C1, Class E 7.00% due 02/18/30(3)	155,000	149,704
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15*(6)	300,000	180,000
Swift Master Auto Receivables Trust Series 2007-2, Class A 1.11% due 10/15/12(1)	525,217	357,295
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(5)	157,029	103,001

Total Asset Backed Securities (cost $2,925,235)		1,774,392

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc. Notes 7.50% due 08/15/09(6)(7)(8)(9) (cost $20,000)	20,000	3,000

CORPORATE BONDS & NOTES - 12.4%
Aerospace/Defense - 0.0%

Hawker Beechcraft Acquisition Co. LLC Company Guar. Notes 8.88% due 04/01/15(9)	5,000	425
Hawker Beechcraft Acquisition Co. LLC Company Guar. Notes 9.75% due 04/01/17	20,000	2,650

		3,075

Aerospace/Defense-Equipment - 0.1%

Goodrich Corp. Senior Notes 6.13% due 03/01/19	30,000	28,778
United Technologies Corp. Senior Notes 6.13% due 02/01/19	30,000	31,833

		60,611

Agricultural Chemicals - 0.0%

Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	35,000	31,850

Airlines - 0.1%

American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	55,000	40,700
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	6,000	5,190
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	43,937	33,942

		79,832

Auto-Cars/Light Trucks - 0.0%

Ford Motor Co. Senior Bonds 6.38% due 02/01/29	55,000	7,700

Banks-Commercial - 0.6%

CoBank ACB Senior Sub. Notes 7.88% due 04/16/18*	57,000	54,345
Independence Community Bank Corp. Sub. Notes 3.59% due 06/20/13(1)	59,000	47,542
KeyBank NA Sub. Notes 5.45% due 03/03/16	66,000	54,136
KeyBank NA Sub. Notes 7.41% due 10/15/27	26,000	23,276
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	91,000	84,179
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	100,000	90,599
Sovereign Bank Sub. Notes 8.75% due 05/30/18	78,000	67,337
Swiss Bank Corp. NY Sub. Notes 7.75% due 09/01/26	61,000	49,444
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	110,000	98,402

Westpac Capital Trust IV Jr. Sub. Notes 5.26% due 03/31/16*(1)(10)	45,000	20,150

		589,410

Banks-Fiduciary - 0.0%

State Street Capital Trust IV Company Guar. Notes 3.00% due 06/15/37(1)	100,000	38,871

Banks-Money Center - 0.0%

Chase Capital III Company Guar. Notes 2.75% due 03/01/27(1)	72,000	32,765

Banks-Super Regional - 0.2%

Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	60,000	43,503
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	87,000	82,312
PNC Preferred Funding Trust I Jr. Sub. Notes 6.11% due 03/15/12*(1)(10)	70,000	23,853
Wachovia Corp. Senior Sub. Notes 4.88% due 02/15/14	18,000	16,089

		165,757

Beverages-Non-alcoholic - 0.2%

Coca-Cola Enterprises, Inc. Senior Notes 4.25% due 03/01/15	60,000	58,690
PepsiCo, Inc. Senior Notes 3.75% due 03/01/14	107,000	107,430

		166,120

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	70,000	67,869

Broadcast Services/Program - 0.0%

Nexstar Broadcasting, Inc. Senior Sub. Notes 7.00% due 01/15/14	32,000	11,240

Cable/Satellite TV - 0.3%

CCH I LLC/CCH I Capital Corp. Senior Notes 11.00% due 10/01/15†(11)(15)	10,000	750
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10(13)	29,000	23,345
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13*(13)	2,000	1,550
CCO Holdings LLC Senior Notes 8.75% due 11/15/13(13)	10,000	7,800
Charter Communications Operating LLC Senior Notes 8.38% due 04/30/14*(13)	70,000	60,200
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	27,000	25,603
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	40,000	33,524
Time Warner Cable, Inc. Company Guar. Notes 5.40% due 07/02/12	30,000	28,863
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 02/14/14	58,000	60,404

		242,039

Casino Hotels - 0.0%

MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	50,000	20,750
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	29,000	19,575

		40,325

Casino Services - 0.1%

Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	35,000	18,200
Snoqualmie Entertainment Authority Senior Notes 9.13% due 02/01/15*	55,000	29,700

		47,900

Cellular Telecom - 0.2%

Centennial Communications Corp. Senior Notes 7.19% due 01/01/13(1)	35,000	34,825
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	50,000	23,500
Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14*	127,000	126,262

		184,587

Chemicals-Diversified - 0.0%

E.I. du Pont de Nemours & Co. Senior Notes 4.75% due 03/15/15	30,000	28,970

Chemicals-Plastics - 0.0%

Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	15,000	1,950

Chemicals-Specialty - 0.1%

Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	65,000	30,875
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	80,000	16,800

		47,675

Computer Services - 0.0%

Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	35,000	18,200

Computers - 0.0%

Hewlett-Packard Co. Senior Notes 4.75% due 06/02/14	35,000	34,821

Consumer Products-Misc. - 0.0%

American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	15,000	12,000

Containers-Paper/Plastic - 0.0%

Jefferson Smurfit Corp. Senior Notes 8.25% due 10/01/12†(11)(12)	17,000	1,360

Cosmetics & Toiletries - 0.1%

Procter & Gamble Co. Senior Notes 4.60% due 01/15/14	43,000	45,116
Procter & Gamble Co. Notes 4.70% due 02/15/19	50,000	48,873

		93,989

Decision Support Software - 0.0%

Vangent, Inc. Senior Sub. Notes 9.63% due 02/15/15	50,000	31,625

Direct Marketing - 0.0%

Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	40,000	22,000

Distribution/Wholesale - 0.0%

KAR Holdings, Inc. Company Guar. Notes 5.17% due 05/01/14(1)	43,000	15,480
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14	17,000	7,565

		23,045

Diversified Banking Institutions - 1.4%

Bank of America Corp. Sub. Notes 5.75% due 08/15/16	123,000	85,074
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	24,000	18,369
Citigroup, Inc. Senior Notes 4.13% due 02/22/10	70,000	65,497
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	152,000	104,651
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	77,000	69,724
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	18,000	11,841
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	75,000	67,752
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	6,000	3,906
GMAC LLC Company Guar. Notes 6.88% due 08/28/12*	72,000	41,453
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(1)	578,000	464,211
Morgan Stanley Sub. Notes 4.75% due 04/01/14	35,000	29,348
Morgan Stanley Senior Notes 5.45% due 01/09/17	60,000	51,774
Morgan Stanley Senior Notes 6.00% due 04/28/15	160,000	145,507
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	95,000	84,962
The Goldman Sachs Group, Inc. Senior Notes 5.30% due 02/14/12	35,000	33,845
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	60,000	53,632
The Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/33	51,000	40,644
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	68,000	48,350

		1,420,540

Diversified Financial Services - 0.2%

American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	111,000	103,031
Capmark Financial Group, Inc. Company Guar. Notes 6.38% due 05/10/12	35,000	8,033
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	70,000	56,647

		167,711

Diversified Manufacturing Operations - 0.2%

Danaher Corp. Senior Notes 5.40% due 03/01/19	60,000	59,589
General Electric Co. Senior Notes 5.25% due 12/06/17	97,000	89,277
Honeywell International, Inc. Senior Notes 5.00% due 02/15/19	24,000	23,286

		172,152

Electric-Distribution - 0.0%

Old Dominion Electric Cooperative 1st Mtg. Bonds 5.68% due 12/01/28	41,666	40,540

Electric-Generation - 0.3%

Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	121,000	92,584
The AES Corp. Senior Notes 8.00% due 10/15/17	70,000	59,500
The AES Corp. Senior Notes 8.88% due 02/15/11	110,000	107,250

		259,334

Electric-Integrated - 1.5%

Alabama Power Co. Senior Notes 6.00% due 03/01/39	80,000	79,394
Arizona Public Service Co. Senior Notes 8.75% due 03/01/19	30,000	29,622
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	58,000	59,875
Central Illinois Light Co. Senior Sec. Notes 8.88% due 12/15/13	35,000	36,703
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	60,000	50,985
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(1)	95,000	56,050
DTE Energy Co. Senior Notes 6.38% due 04/15/33	72,000	49,651
Entergy Arkansas, Inc. 1st Mtg. Bonds 5.40% due 08/01/13	87,000	84,206
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*	120,000	108,299
Mackinaw Power LLC Senior Sec. Notes 6.30% due 10/31/23*	100,639	92,696
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	35,000	33,775
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	44,726	42,937
Nevada Power Co. Notes 7.13% due 03/15/19	60,000	58,460
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	130,000	95,762
Oncor Electric Delivery Co. 1st Mtg. Bonds 7.50% due 09/01/38*	44,000	43,567
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	82,000	74,624
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	100,000	103,943
Sierra Pacific Power Co. 1st Mtg. Bonds 5.45% due 09/01/13	90,000	87,094
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	108,000	95,276
Southern Energy, Inc. Notes 7.90% due 07/15/09†(6)(7)(8)	125,000	0
Texas Competitive Electric Holdings Co., LLC Series A Company Guar. Notes 10.25% due 11/01/15	80,000	40,400
Texas Competitive Electric Holdings Co., LLC Series B Company Guar. Notes 10.25% due 11/01/15	35,000	17,675

Union Electric Co. 1st Mtg. Bonds 6.70% due 02/01/19	100,000	98,271

		1,439,265

Electronic Components-Semiconductors - 0.1%

Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	30,000	17,700
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	100,000	67,515
Spansion LLC Senior Sec. Notes 5.33% due 06/01/13†*(1)(11)(15)	55,000	12,856

		98,071

Electronics-Military - 0.0%

L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	35,000	33,075

Finance-Auto Loans - 0.0%

Ford Motor Credit Co. LLC Notes 7.38% due 02/01/11	45,000	26,859
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	1,000	666

		27,525

Finance-Commercial - 0.1%

Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	20,000	18,992
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	130,000	76,819

		95,811

Finance-Credit Card - 0.1%

FIA Card Services NA Senior Notes 7.13% due 11/15/12*	79,000	75,753

Finance-Investment Banker/Broker - 0.1%

Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(1)(10)(11)(12)	45,000	4
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(11)(12)	44,000	5,720
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(11)(12)	71,000	7
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(11)(12)	69,000	7
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15†(11)(12)	82,000	10,660
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 07/15/14	35,000	28,887
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	52,000	36,751
Schwab Capital Trust I Company Guar. Notes 7.50% due 11/15/37(1)	23,000	15,025

		97,061

Finance-Mortgage Loan/Banker - 0.1%

Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	107,000	98,057

Food-Misc. - 0.2%
General Mills, Inc. Senior Notes 5.65% due 02/15/19	60,000	59,950
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	110,000	109,367

		169,317

Food-Retail - 0.0%

Kroger Co. Company Guar. Notes 7.50% due 01/15/14	35,000	38,638

Gambling (Non-Hotel) - 0.0%

Downstream Development Authority Senior Notes 12.00% due 10/15/15*	25,000	12,500

Health Care Cost Containment - 0.0%

McKesson Corp. Notes 6.50% due 02/15/14	35,000	35,753

Home Furnishings - 0.0%

Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(2)	2,000	20

Independent Power Producers - 0.1%

NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	105,000	96,862

Insurance Brokers - 0.1%

Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	55,000	53,479
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	25,000	11,063

		64,542

Insurance-Life/Health - 0.3%

Americo Life, Inc. Notes 7.88% due 05/01/13*	102,000	93,840
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	71,000	63,974
Monumental Global Funding II Notes 5.65% due 07/14/11*	54,000	54,479
Pricoa Global Funding I Notes 5.30% due 09/27/13*	90,000	82,474

		294,767

Insurance-Multi-line - 0.0%

Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	44,000	23,839

Insurance-Mutual - 0.0%

Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(1)	70,000	37,100

Insurance-Property/Casualty - 0.1%

ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	104,000	95,680

Insurance-Reinsurance - 0.1%

PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	113,000	96,089

Investment Management/Advisor Services - 0.2%

Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	178,000	166,082

Medical Labs & Testing Services - 0.1%

Roche Holdings, Inc. Company Guar. Notes 5.00% due 03/01/14*	70,000	70,795
Roche Holdings, Inc. Company Guar. Notes 7.00% due 03/01/39*	63,000	67,271

		138,066

Medical Products - 0.1%

Baxter International, Inc. Senior Notes 4.00% due 03/01/14	36,000	36,013
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	5,000	5,000
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(9)	55,000	47,988
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(9)	40,000	34,800

		123,801

Medical-Biomedical/Gene - 0.1%

Amgen, Inc. Senior Notes 6.40% due 02/01/39	45,000	43,484

Medical-Drugs - 0.2%

Abbott Laboratories Senior Notes 6.00% due 04/01/39	144,000	144,008

Medical-HMO - 0.1%

Humana, Inc. Senior Bonds 8.15% due 06/15/38	60,000	48,907
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	36,000	36,005
WellPoint, Inc. Senior Notes 5.95% due 12/15/34	60,000	48,697

		133,609

Medical-Hospitals - 0.4%

Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	70,000	66,237
HCA, Inc. Senior Notes 6.25% due 02/15/13	120,000	93,600
HCA, Inc. Senior Notes 9.25% due 11/15/16	170,000	155,550
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	55,000	52,800

		368,187

Medical-Wholesale Drug Distribution - 0.1%

Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	91,000	86,692

Metal Processors & Fabrication - 0.1%

Timken Co. Notes 5.75% due 02/15/10	88,000	87,757

Metal-Aluminum - 0.1%

Alcoa, Inc. Senior Notes 6.50% due 06/15/18	65,000	42,608

Mining - 0.0%

Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.60% due 05/15/15(1)(9)	30,000	7,200

Multimedia - 0.3%

News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	65,000	56,949
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	102,000	97,611
Viacom, Inc. Senior Notes 6.25% due 04/30/16	110,000	93,536

		248,096

Networking Products - 0.1%

Cisco Systems, Inc. Notes 5.90% due 02/15/39	57,000	53,077

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc. Notes 6.09% due 03/15/35	95,000	65,726
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	50,000	50,304
Waste Management, Inc. Company Guar. Notes 7.38% due 03/11/19	15,000	14,910

		130,940

Office Automation & Equipment - 0.0%

Xerox Corp. Senior Notes 6.35% due 05/15/18	50,000	42,000

Oil Companies-Exploration & Production - 0.4%

Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	100,000	81,250
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	145,000	129,412
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	30,000	22,950
Sabine Pass LNG LP Senior Notes 7.50% due 11/30/16	165,000	110,963
Woodside Finance, Ltd. Company Guar. Notes 8.75% due 03/01/19*	64,000	62,578

		407,153

Oil Companies-Integrated - 0.3%

Chevron Corp. Senior Notes 3.95% due 03/03/14	70,000	70,465
ConocoPhillips Notes 6.50% due 02/01/39	105,000	101,769
Hess Corp. Senior Notes 7.13% due 03/15/33	60,000	51,986
Hess Corp. Senior Notes 8.13% due 02/15/19	45,000	45,867
Marathon Oil Corp. Senior Notes 7.50% due 02/15/19	30,000	29,142

		299,229

Oil Refining & Marketing - 0.1%

The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	96,000	93,221

Oil-Field Services - 0.0%

Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	20,000	8,800
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	35,000	24,163

		32,963

Paper & Related Products - 0.0%

Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	30,000	27,900
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	10,000	9,175

		37,075

Physicians Practice Management - 0.1%

US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	60,000	55,350

Pipelines - 0.6%

CenterPoint Energy Resources Corp. Senior Notes 7.75% due 02/15/11	110,000	111,495
Copano Energy LLC Senior Notes 7.75% due 06/01/18*	75,000	58,500
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	110,000	93,225
DCP Midstream LLC Senior Notes 9.75% due 03/15/19*	30,000	29,084
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	75,000	56,250
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	53,000	36,737
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	98,000	82,280
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	75,000	70,125

Williams Cos., Inc. Senior Notes 8.75% due 01/15/20*	49,000	48,671

		586,367

Publishing-Periodicals - 0.0%

Dex Media West LLC Senior Notes 8.50% due 08/15/10	3,000	1,410
R.H. Donnelley, Inc. Company Guar. Bonds 11.75% due 05/15/15*	3,000	420
The Reader's Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	45,000	3,825

		5,655

Real Estate Investment Trusts - 0.0%

PPF Funding, Inc. Bonds 5.35% due 04/15/12*	55,000	40,255

Recycling - 0.0%

Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(9)(11)(12)	60,000	180

Rental Auto/Equipment - 0.0%

United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	35,000	19,950

Research & Development - 0.0%

Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	65,000	19,500

Retail-Restaurants - 0.1%

McDonald's Corp. Notes 5.70% due 02/01/39	42,000	41,816
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	40,000	32,000

		73,816

Savings & Loans/Thrifts - 0.2%

Western Financial Bank Sub. Notes 9.63% due 05/15/12	159,000	154,276

Schools - 0.1%

Duke University Notes 5.15% due 04/01/19	27,000	27,025
Princeton University Notes 5.70% due 03/01/39	49,000	47,408
Vanderbilt University Notes 5.25% due 04/01/19	60,000	58,686

		133,119

Special Purpose Entities - 0.2%

BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	85,000	82,409
BankBoston Capital Trust III Company Guar. Notes 2.75% due 06/15/27(1)	34,000	17,033
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	55,000	9,075
The Goldman Sachs Capital III Company Guar. Notes 2.97% due 09/01/12(1)(10)	162,000	51,840
Unilever Capital Corp. Company Guar. Notes 4.80% due 02/15/19	36,000	34,856

		195,213

Steel-Producers - 0.2%

ArcelorMittal USA Senior Notes 6.50% due 04/15/14	110,000	94,797
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	55,000	31,963
Ryerson, Inc. Senior. Sec. Notes 8.55% due 11/01/14*(1)	50,000	25,500

		152,260

Telecom Services - 0.2%

Bellsouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/95	180,000	141,798
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	20,000	8,300
Qwest Corp. Senior Notes 7.50% due 10/01/14	55,000	48,881

		198,979

Telephone-Integrated - 0.4%

AT&T Corp. Senior Notes 7.30% due 11/15/11	101,000	108,529
AT&T, Inc. Senior Notes 5.63% due 06/15/16	35,000	34,447
AT&T, Inc. Senior Notes 6.55% due 02/15/39	70,000	64,960
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	12,740
Sprint Capital Corp. Company Guar. Notes 8.38% due 03/15/12	40,000	32,400
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	50,000	30,125

Verizon Pennsylvania, Inc. Senior Bonds 8.35% due 12/15/30	35,000	34,527
Verizon Virginia, Inc. Senior Bonds 4.63% due 03/15/13	30,000	28,815

		346,543

Television - 0.0%

Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	8,000	3,600
Paxson Communications Corp. Senior Notes 4.34% due 01/15/12*(1)	30,000	6,000
Paxson Communications Corp. Senior Sec. Notes 7.34% due 01/15/13*(1)(9)	75,860	759
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(11)(12)	30,000	3

		10,362

Transactional Software - 0.0%

Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	25,000	3,937

Transport-Air Freight - 0.2%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	244,900	188,573

Transport-Equipment & Leasing - 0.0%

GATX Corp. Pass Through Certs. 9.00% due 11/15/13	16,000	16,645

Transport-Rail - 0.1%

CSX Corp. Senior Notes 6.25% due 04/01/15	100,000	93,064
CSX Corp. Senior Notes 6.25% due 03/15/18	48,000	41,721

		134,785

Transport-Services - 0.1%

PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	105,000	62,212

Total Corporate Bonds & Notes (cost $14,728,631)		12,158,813

FOREIGN CORPORATE BONDS & NOTES - 1.7%
Banks-Commercial - 0.2%

Barclays Bank PLC Jr. Sub. Notes 5.93% due 12/15/16*(1)(10)	130,000	34,874
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	108,000	89,493
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(1)(10)	15,000	5,654
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 2.46% due 12/30/09(1)(10)	102,000	62,220

Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(1)(10)	87,000	29,957
Lloyds Banking Group PLC Sub. Notes 5.92% due 10/01/15*(1)(10)	65,000	10,920

		233,118

Brewery - 0.1%

FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*	52,000	44,167
SABMiller PLC Senior Notes 6.50% due 07/15/18*	68,000	62,448

		106,615

Cellular Telecom - 0.0%

Vodafone Group PLC Senior Notes 5.75% due 03/15/16	30,000	29,418

Containers-Metal/Glass - 0.1%

Rexam PLC Bonds 6.75% due 06/01/13*	81,000	74,690

Cruise Lines - 0.0%

Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	65,000	36,400

Diversified Manufacturing Operations - 0.0%

Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	55,000	39,050

Diversified Operations - 0.1%

EnCana Holdings Finance Corp. Notes 5.80% due 05/01/14	59,000	57,268

Electric-Integrated - 0.2%

Electricite de France Notes 6.50% due 01/26/19*	47,000	47,705
Electricite de France Notes 6.95% due 01/26/39*	70,000	70,389
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	72,000	65,598

		183,692

Food-Retail - 0.1%

Delhaize Group Senior Notes 6.50% due 06/15/17	98,000	95,305

Insurance-Multi-line - 0.1%

Aegon NV Jr. Sub. Bonds 2.57% due 07/15/14(1)(10)	145,000	24,650
XL Capital Finance PLC Company Guar. Notes 6.50% due 01/15/12	53,000	37,892
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	92,000	57,909

		120,451

Investment Companies - 0.0%

Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	49,000	29,310

Medical Products - 0.0%

Angiotech Pharmaceuticals, Inc. Company Guar. Notes 5.95% due 12/01/13(1)	40,000	24,500
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	40,000	10,200

		34,700

Medical-Drugs - 0.1%

Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	70,000	59,675
Novartis Securities Investment, Ltd. Company Guar. Notes 5.13% due 02/10/19	59,000	58,374

		118,049

Oil Companies-Exploration & Production - 0.1%

Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/38	42,000	31,360
EnCana Corp. Bonds 6.50% due 08/15/34	25,000	20,073
Nexen, Inc. Bonds 5.88% due 03/10/35	45,000	30,675
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	55,000	18,150

		100,258

Oil Companies-Integrated - 0.1%

Shell International Finance BV Company Guar. Notes 6.38% due 12/15/38	42,000	43,720

Satellite Telecom - 0.1%

Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.50% due 02/01/15*(2)	15,000	12,150
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	65,000	61,750

		73,900

Special Purpose Entities - 0.1%

Hybrid Capital Funding I LP Bonds 8.00% due 06/30/11(10)	208,000	32,240
SMFG Preferred Capital, Ltd. Bonds 6.08% due 01/25/17*(1)(10)	101,000	60,453

		92,693

Telephone-Integrated - 0.2%

Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	90,000	77,532
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	80,000	78,465

		155,997

Transport-Marine - 0.1%

DP World, Ltd. Bonds 6.85% due 07/02/37*	132,000	62,764

Transport-Rail - 0.0%

Canadian National Railway Co. Notes 5.55% due 03/01/19	18,000	17,965

Total Foreign Corporate Bonds & Notes (cost $2,554,746)		1,705,363

U.S. GOVERNMENT AGENCIES - 11.0%
Federal Home Loan Mtg. Corp. - 5.6%

4.50% due 01/01/39	177,669	178,093
5.00% due 10/01/33	24,799	25,284
5.00% due 07/01/35	128,801	131,076
5.00% due 01/01/37	247,339	251,438
5.00% due 03/01/38	234,999	238,881
5.50% due 10/01/33	11,777	12,109
5.50% due 01/01/35	431,961	443,319
5.50% due 08/01/37	36,353	37,267
5.50% due 09/01/37	452,876	464,264
5.50% due 10/01/37	638,551	654,607
5.50% due 01/01/38	168,616	172,865
5.50% due 07/01/38	196,807	201,756
5.80% due 01/01/37(1)	381,815	395,984
5.96% due 10/01/36(1)	531,005	552,036
6.00% due 08/01/36	451,948	468,603
6.50% due 12/01/28	167,286	176,943
6.50% due 11/01/33	9,972	10,497
6.50% due 05/01/36	6,221	6,515
7.00% due 06/01/32	60,400	64,502
7.50% due 04/01/31	104,255	111,936
8.00% due 04/01/30	12,924	13,725
8.00% due 07/01/30	163	173

8.00% due 12/01/30	33,759	35,854
Federal Home Loan Mtg. Corp. REMIC Series 3102, Class PG 5.00% due 11/15/28	247,000	255,411
Series 3317, Class PD 5.00% due 09/15/31	315,000	324,504
Series 3349, Class HB 5.50% due 06/15/31	282,000	294,132

		5,521,774

Federal National Mtg. Assoc. - 4.8%
4.50% due 01/01/39	154,458	154,953
4.88% due 12/15/16	750,000	817,810
5.00% due 03/15/16	74,000	80,650
5.00% due 02/01/23	505,000	520,095
5.00% due 11/01/33	23,625	24,127
5.00% due 03/01/34	453,881	463,090
5.00% due 10/01/35	211,290	215,445
5.50% due 03/01/18	26,661	27,780
5.50% due 11/01/22	212,614	220,763
5.50% due 05/01/34	458,447	471,505
5.50% due 02/01/36(1)	241,309	249,164
6.00% due 05/01/17	82,132	86,067
6.00% due 12/01/33	225,752	234,369
6.00% due 10/01/36	231,207	239,237
6.50% due 02/01/17	67,037	70,341
6.50% due 08/01/31	84,969	89,608
6.50% due 07/01/32	125,552	132,329
6.50% due 07/01/36	189,356	198,304
7.00% due 09/01/31	65,474	69,986
7.50% due 06/01/15	22,935	24,096
Federal National Mtg. Assoc. REMIC Series 2005-12, Class BE 5.00% due 11/25/30	295,000	303,909

		4,693,628

Government National Mtg. Assoc. - 0.6%
6.00% due 02/15/29	7,586	7,900
6.00% due 04/15/29	23,650	24,630
6.00% due 06/15/29	34,166	35,537
6.00% due 09/15/38	453,201	469,297
6.50% due 02/15/29	93,068	97,690

		635,054

Total U.S. Government Agencies (cost $10,633,404)		10,850,456

U.S. GOVERNMENT TREASURIES - 3.7%
United States Treasury Bonds - 0.7%

4.38% due 02/15/38	219,000	241,516
4.50% due 05/15/38	235,000	266,798
5.25% due 11/15/28	125,000	146,094
8.13% due 08/15/19	33,000	45,901

		700,309

United States Treasury Notes - 3.0%
1.13% due 01/15/12	1,000,000	992,812
2.00% due 11/30/13	655,000	656,586
3.75% due 11/15/18	663,000	702,522
4.25% due 08/15/15	500,000	553,203

		2,905,123

Total U.S. Government Treasuries (cost $3,714,836)		3,605,432

Total Long-Term Investment Securities (cost $111,502,311)		81,584,738

SHORT-TERM INVESTMENT SECURITIES - 10.2%
Commercial Paper - 7.1%

Erste Finance LLC 0.29% due 03/02/09	4,000,000	3,999,968
Intesa Funding LLC 0.30% due 03/02/09	3,000,000	2,999,975

		6,999,943

Finance-Auto Loans - 0.0%
Ford Motor Credit Co. LLC 5.54% due 04/15/09	30,000	27,974

Time Deposits - 0.1%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/02/09	113,000	113,000

U.S. Government Treasuries - 3.0%

United States Treasury Bills 0.03% due 05/28/09(14) 0.08% due 06/04/09(14)	900,000 2,000,000	899,938 1,999,602

		2,899,540

Total Short-Term Investment Securities (cost $10,040,457)		10,040,457

REPURCHASE AGREEMENTS - 7.0%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/27/09, to be repurchased 03/02/09 in the amount of $1,797,001 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 3.38%, due 03/05/10 and having an approximate value of $1,855,113	1,797,000	1,797,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/27/09, to be repurchased 03/02/09 in the amount of $5,098,004 and collateralized by Federal Home Loan Bank Disc. Notes, bearing interest at 0.34%, due 05/14/09 and having an approximate value of $5,201,357	5,098,000	5,098,000

Total Repurchase Agreements (cost $6,895,000)		6,895,000

TOTAL INVESTMENTS (cost $128,437,768) (16)	100.1%	98,520,195
Liabilities in excess of other assets	(0.1)	(86,849)

NET ASSETS	100.0%	$98,433,346

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2009, the aggregate value of these securities was $2,747,798 representing 2.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2009.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	Commercial Mortgage Backed Security
(4)	Variable Rate Security - the rate reflected is as of February 28, 2009, maturity date reflects the stated maturity date.
(5)	Collateralized Mortgage Obligation
(6)	Fair valued security; see Note 1
(7)	Illiquid security. At February 28, 2009, the aggregate value of these securities was $3,000, representing 0.0% of net assets.
(8)	To the extent permitted by the Statement of Additional Information, the Asset Allocation Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2009, the Asset Allocation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc. 7.50% due 08/15/09
	08/11/05	$20,000	$20,000	$3,000	$15.00	0.00%
Southern Energy, Inc. 7.90% due 07/15/09	01/10/06	125,000	0	0	0.00	0.00

				$3,000		0.00%

(9)	Income may be received in cash or additional bonds at the discretion of the issuer.
(10)	Perpetual maturity - maturity date reflects the next call date.
(11)	Bond in default
(12)	Company has filed Chapter 11 bankruptcy protection.
(13)	Subsequent to February 28, 2009, the company has filed for Chapter 11 bankruptcy protection and is in default of interest.
(14)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(15)	Subsequent to February 28, 2009, the company has filed for Chapter 11 bankruptcy protection.
(16)	See Note 5 for cost of investments on a tax basis.

REMIC - Real Estate Mortgage Investment Conduit

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2009	Unrealized Appreciation (Depreciation)
57 Long	S&P 500 Index	March 2009	$12,420,409	$10,462,350	$(1,958,059)
18 Long	U.S. Treasury 2 YR Note	June 2009	3,904,313	3,898,969	(5,344)

					$(1,963,403)

See Notes to Portfolio of Investments

AIG Retirement Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 1)
COMMON STOCK - 99.3%
Advertising Agencies - 0.1%

Omnicom Group, Inc.	7,600	$182,628

Aerospace/Defense - 0.8%

Lockheed Martin Corp.	33,100	2,088,941

Agricultural Chemicals - 2.4%

Monsanto Co.	54,700	4,171,969
Potash Corp. of Saskatchewan#	31,600	2,653,452

		6,825,421

Applications Software - 2.5%

Intuit, Inc.†	27,900	635,841
Microsoft Corp.	400,430	6,466,944

		7,102,785

Athletic Footwear - 0.5%

NIKE, Inc., Class B#	33,900	1,407,867

Banks-Fiduciary - 2.9%

Northern Trust Corp.	72,600	4,032,930
State Street Corp.	104,800	2,648,296
The Bank of New York Mellon Corp.	60,700	1,345,719

		8,026,945

Banks-Super Regional - 0.7%

PNC Financial Services Group, Inc.	18,100	494,854
Wells Fargo & Co.	112,200	1,357,620

		1,852,474

Beverages-Non-alcoholic - 1.5%

PepsiCo, Inc.	50,740	2,442,624
The Coca-Cola Co.	40,100	1,638,085

		4,080,709

Broadcast Services/Program - 0.8%

Discovery Communications, Inc., Class A#†	94,150	1,460,267
Discovery Communications, Inc., Class C†	60,250	884,470

		2,344,737

Casino Hotels - 0.1%

Wynn Resorts, Ltd.#†	10,200	213,690

Cellular Telecom - 0.7%

America Movil SAB de CV, Series L ADR	20,400	519,792
MetroPCS Communications, Inc.#†	93,900	1,361,550

		1,881,342

Commercial Services-Finance - 2.6%

Automatic Data Processing, Inc.	42,500	1,451,375
Mastercard, Inc., Class A#	15,100	2,386,253
The Western Union Co.	109,900	1,226,484
Visa, Inc., Class A#	38,400	2,177,664

		7,241,776

Computer Aided Design - 0.4%

Autodesk, Inc.†	83,500	1,059,615

Computer Services - 1.3%

Accenture, Ltd., Class A	128,900	3,762,591

Computers - 5.5%

Apple, Inc.†	126,600	11,306,646
Dell, Inc.†	7,190	61,331
Hewlett-Packard Co.	54,100	1,570,523
Research In Motion, Ltd.†	62,900	2,512,226

		15,450,726

Computers-Memory Devices - 0.2%

EMC Corp.†	53,100	557,550

Cosmetics & Toiletries - 0.1%

Procter & Gamble Co.	5,476	263,779

Data Processing/Management - 0.8%

Fiserv, Inc.†	72,200	2,355,164

Disposable Medical Products - 0.2%

C.R. Bard, Inc.	5,200	417,352

Distribution/Wholesale - 0.2%

Fastenal Co.#	21,800	656,616

Diversified Banking Institutions - 3.4%

Credit Suisse Group AG(2)	3,900	95,775
JPMorgan Chase & Co.	104,800	2,394,680
Morgan Stanley#	121,600	2,376,064
The Goldman Sachs Group, Inc.	51,000	4,645,080

		9,511,599

Diversified Financial Services - 0.7%

IntercontinentalExchange, Inc.†	35,600	2,021,012

Diversified Manufacturing Operations - 2.9%

Danaher Corp.	158,840	8,062,718

Diversified Minerals - 0.0%

BHP Billiton, Ltd.(2)	3,400	61,864

E-Commerce/Products - 4.6%

Amazon.com, Inc.#†	198,000	12,828,420

E-Commerce/Services - 0.7%

eBay, Inc.†	340	3,696
Expedia, Inc.†	70,800	564,276
Priceline.com, Inc.#	16,200	1,374,732

		1,942,704

Electric-Integrated - 0.0%

Entergy Corp.	1,700	114,563

Electronic Components-Semiconductors - 1.9%

Altera Corp.	77,200	1,183,476
Broadcom Corp., Class A†	75,200	1,237,040
Xilinx, Inc.	169,730	3,000,826

		5,421,342

Electronic Forms - 0.2%

Adobe Systems, Inc.†	37,820	631,594

Energy-Alternate Sources - 0.5%

First Solar, Inc.#†	12,500	1,321,750

Enterprise Software/Service - 0.3%

Oracle Corp.†	48,950	760,683

Entertainment Software - 0.5%

Electronic Arts, Inc.†	90,400	1,474,424

Finance-Credit Card - 0.1%

American Express Co.	28,000	337,680

Finance-Investment Banker/Broker - 0.6%

The Charles Schwab Corp.	127,800	1,624,338

Finance-Other Services - 0.3%

CME Group, Inc.	3,800	693,120

Health Care Cost Containment - 1.1%

McKesson Corp.	73,800	3,027,276

Hotel/Motels - 0.2%

Marriott International, Inc., Class A#	43,300	613,128

Independent Power Producers - 0.4%

NRG Energy, Inc.#†	64,200	1,213,380

Industrial Gases - 1.3%

Praxair, Inc.	64,400	3,654,700

Instruments-Scientific - 0.0%

Thermo Fisher Scientific, Inc.†	900	32,634

Insurance Brokers - 0.4%

AON Corp.	30,700	1,173,968

Insurance-Life/Health - 0.0%

Prudential Financial, Inc.	400	6,564

Internet Application Software - 0.4%

Tencent Holdings, Ltd.(2)	217,600	1,239,873

Internet Security - 1.6%

McAfee, Inc.†	93,000	2,599,350
VeriSign, Inc.#†	92,400	1,786,092

		4,385,442

Investment Management/Advisor Services - 1.6%

Ameriprise Financial, Inc.	11,540	183,948
BlackRock, Inc.#	8,200	793,842
Franklin Resources, Inc.	74,900	3,430,420

		4,408,210

Medical Instruments - 2.8%

Intuitive Surgical, Inc.#†	2,700	245,592
Medtronic, Inc.	116,600	3,450,194
St. Jude Medical, Inc.†	128,020	4,245,143

		7,940,929

Medical Products - 2.5%

Baxter International, Inc.	81,600	4,154,256
Becton Dickinson & Co.	24,300	1,503,927
Covidien, Ltd.	4,100	129,847
Stryker Corp.	38,800	1,306,396

		7,094,426

Medical-Biomedical/Gene - 9.7%

Amgen, Inc.†	59,700	2,921,121
Celgene Corp.†	111,500	4,987,395
Genentech, Inc.†	110,890	9,486,639
Genzyme Corp.†	9,200	560,556
Gilead Sciences, Inc.†	204,640	9,167,872

		27,123,583

Medical-Drugs - 2.7%

Allergan, Inc.	80,500	3,118,570
Novo-Nordisk A/S, Class B(2)	5,600	272,140
Roche Holding AG†(2)	5,939	673,523
Schering-Plough Corp.	11,300	196,507
Wyeth	82,820	3,380,713

		7,641,453

Medical-Generic Drugs - 0.8%

Teva Pharmaceutical Industries, Ltd. ADR#	52,400	2,335,992

Medical-HMO - 0.7%

Aetna, Inc.	7,400	176,638
Humana, Inc.†	4,100	97,047
WellPoint, Inc.†	49,660	1,684,467

		1,958,152

Medical-Wholesale Drug Distribution - 0.1%

Cardinal Health, Inc.	5,600	181,720

Multimedia - 0.9%

The McGraw-Hill Cos., Inc.	118,600	2,339,978
Time Warner, Inc.	23,100	176,253

		2,516,231

Networking Products - 1.9%

Cisco Systems, Inc.†	119,840	1,746,069
Juniper Networks, Inc.†	245,670	3,490,971

		5,237,040

Oil Companies-Exploration & Production - 0.7%

EOG Resources, Inc.	40,100	2,006,604

Oil Companies-Integrated - 2.2%

Chevron Corp.	1,000	60,710
Exxon Mobil Corp.	72,700	4,936,330
Petroleo Brasileiro SA ADR	57,100	1,277,898

		6,274,938

Oil Field Machinery & Equipment - 0.3%

FMC Technologies, Inc.†	28,600	757,614

Oil-Field Services - 2.9%

Schlumberger, Ltd.	115,900	4,411,154
Smith International, Inc.	165,300	3,550,644

		7,961,798

Optical Supplies - 0.4%

Alcon, Inc.	13,000	1,070,680

Pharmacy Services - 3.4%

Express Scripts, Inc.†	73,500	3,697,050
Medco Health Solutions, Inc.†	142,500	5,782,650

		9,479,700

Power Converter/Supply Equipment - 0.1%

SunPower Corp., Class B#†	7,700	190,652

Retail-Bedding - 0.6%

Bed Bath & Beyond, Inc.#†	77,800	1,657,140

Retail-Discount - 2.4%

Costco Wholesale Corp.	20,300	859,502
Wal-Mart Stores, Inc.	120,060	5,911,754

		6,771,256

Retail-Drug Store - 1.3%

CVS Caremark Corp.	144,349	3,715,543

Retail-Regional Department Stores - 1.1%

Kohl’s Corp.†	87,000	3,057,180

Retail-Restaurants - 2.2%

McDonald’s Corp.	62,500	3,265,625
Yum! Brands, Inc.	106,200	2,790,936

		6,056,561

Schools - 0.9%

Apollo Group, Inc., Class A†	35,500	2,573,750

Semiconductor Components-Integrated Circuits - 0.9%

Marvell Technology Group, Ltd.†	331,300	2,488,063

Steel-Producers - 0.2%

Nucor Corp.	19,200	646,080

Toys - 0.9%

Nintendo Co., Ltd.(2)	9,200	2,607,735

Transport-Rail - 0.2%

Union Pacific Corp.	15,100	566,552

Transport-Services - 0.3%

Expeditors International of Washington, Inc.	27,300	752,115

Web Portals/ISP - 4.2%

Google, Inc., Class A†	34,800	11,762,052

Wireless Equipment - 3.9%

American Tower Corp., Class A†	178,400	5,195,008
QUALCOMM, Inc.	170,920	5,713,856

		10,908,864

Total Long-Term Investment Securities (cost $382,524,703)		277,670,097

SHORT-TERM INVESTMENT SECURITIES - 9.7%
Collective Investment Pool - 9.1%

Securities Lending Quality Trust(1)	26,451,094	25,337,504

Registered Investment Companies - 0.6%

T. Rowe Price Reserve Investment Fund	1,823,006	1,823,006

Total Short-Term Investment Securities (cost $28,274,100)		27,160,510

TOTAL INVESTMENTS (cost $410,798,803)(3)	109.0%	304,830,607
Liabilities in excess of other assets	(9.0)	(25,236,337)

NET ASSETS	100.0%	$279,594,270

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	Security was valued using fair value procedures at February 28, 2009. See Note 1 regarding fair value procedures for foreign equity securities.
(3)	See Note 5 for cost of investments on a tax basis.

ADR – American Depository Receipt

See Notes to Portfolio of Investments

AIG Retirement Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 97.6%
Aerospace/Defense-Equipment - 1.1%
Goodrich Corp.	4,300	$142,502

Apparel Manufacturers - 0.6%
Hanesbrands, Inc.†	10,700	74,900

Applications Software - 0.6%
Microsoft Corp.	5,000	80,750

Banks-Super Regional - 1.6%
Capital One Financial Corp.	10,000	120,500
Wells Fargo & Co.	8,100	98,010

		218,510

Beverages-Wine/Spirits - 0.8%
Diageo PLC ADR	2,400	111,576

Casino Services - 1.1%
International Game Technology	17,600	155,232

Chemicals-Diversified - 0.8%
E.I. du Pont de Nemours & Co.	5,900	110,684

Coatings/Paint - 0.7%
The Sherwin-Williams Co.	2,000	91,900

Commercial Services - 0.7%
Alliance Data Systems Corp.†	3,200	94,720

Computer Services - 1.5%
Computer Sciences Corp.†	5,700	198,018

Computers - 3.1%
Hewlett-Packard Co.	6,100	177,083
International Business Machines Corp.	2,700	248,481

		425,564

Cruise Lines - 2.0%
Carnival Corp.	10,200	199,512
Royal Caribbean Cruises, Ltd.	11,900	71,400

		270,912

Diversified Banking Institutions - 1.5%
Bank of America Corp.	9,951	39,306
Citigroup, Inc.	11,400	17,100
JPMorgan Chase & Co.	6,500	148,525

		204,931

Diversified Manufacturing Operations - 6.0%
Eaton Corp.	3,800	137,370
General Electric Co.	7,800	66,378
Honeywell International, Inc.	8,000	214,640
Illinois Tool Works, Inc.	9,000	250,200
ITT Corp.	3,700	138,195

		806,783

Electric Products-Misc. - 1.1%
Emerson Electric Co.	5,800	155,150

Electric-Integrated - 7.7%
Dominion Resources, Inc.	5,700	172,026
Duke Energy Corp.	9,000	121,230
Entergy Corp.	3,500	235,865
MDU Resources Group, Inc.	8,050	121,877
Pinnacle West Capital Corp.	5,600	147,056
Xcel Energy, Inc.	14,000	248,360

		1,046,414

Electronic Components-Semiconductors - 1.6%
Intel Corp.	12,000	152,880
Microchip Technology, Inc.	3,300	61,941

		214,821

Electronics-Military - 2.4%
L-3 Communications Holdings, Inc.	4,800	324,720

Finance-Commercial - 0.3%
CIT Group, Inc.	16,700	40,915

Finance-Consumer Loans - 1.1%
SLM Corp.†	32,000	147,200

Finance-Credit Card - 0.8%
American Express Co.	9,200	110,952

Food-Misc. - 0.9%
Kraft Foods, Inc., Class A	5,197	118,388

Gas-Distribution - 1.1%
CenterPoint Energy, Inc.	14,400	148,608

Insurance Brokers - 1.3%
Willis Group Holdings, Ltd.	8,300	181,687

Insurance-Multi-line - 0.6%
Allstate Corp.	4,700	79,101
XL Capital, Ltd., Class A	920	3,045

		82,146

Insurance-Property/Casualty - 0.7%
The Travelers Cos., Inc.	2,500	90,375

Insurance-Reinsurance - 1.1%
Axis Capital Holdings, Ltd.	6,900	154,422

Medical Labs & Testing Services - 1.4%
Quest Diagnostics, Inc.	4,000	183,320

Medical Products - 1.9%
Baxter International, Inc.	3,700	188,367
Johnson & Johnson	1,500	75,000

		263,367

Medical-Drugs - 6.2%
Bristol-Myers Squibb Co.	16,000	294,560
Pfizer, Inc.	18,600	228,966
Wyeth	7,700	314,314

		837,840

Medical-HMO - 4.2%
CIGNA Corp.	5,300	83,528
Coventry Health Care, Inc.†	7,200	82,944
UnitedHealth Group, Inc.	8,200	161,130
WellPoint, Inc.†	7,200	244,224

		571,826

Medical-Wholesale Drug Distribution - 0.9%
Cardinal Health, Inc.	3,700	120,065

Office Automation & Equipment - 0.4%
Pitney Bowes, Inc.	2,800	54,012

Office Supplies & Forms - 1.0%
Avery Dennison Corp.	6,700	135,005

Oil Companies-Exploration & Production - 3.0%
Chesapeake Energy Corp.	3,800	59,432
Occidental Petroleum Corp.	6,800	352,716

		412,148

Oil Companies-Integrated - 4.9%
BP PLC ADR	2,200	84,392
Chevron Corp.	1,900	115,349

ConocoPhillips	5,500	205,425
Marathon Oil Corp.	4,700	109,369
Murphy Oil Corp.	3,700	154,697

		669,232

Pharmacy Services - 1.7%

Omnicare, Inc.	9,000	233,370

Pipelines - 2.6%

El Paso Corp.	18,600	125,550
Spectra Energy Corp.	17,850	232,050

		357,600

Real Estate Investment Trusts - 1.8%
Annaly Capital Management, Inc.	17,100	237,690

Retail-Auto Parts - 1.6%
Advance Auto Parts, Inc.	5,600	214,200

Retail-Building Products - 0.9%
Home Depot, Inc.	5,600	116,984

Retail-Computer Equipment - 1.6%
GameStop Corp., Class A†	8,100	218,052

Retail-Discount - 1.3%
Family Dollar Stores, Inc.	6,200	170,128

Savings & Loans/Thrifts - 2.0%
New York Community Bancorp, Inc.	7,700	75,845
People’s United Financial, Inc.	10,910	189,943

		265,788

Semiconductor Equipment - 0.7%
Applied Materials, Inc.	10,100	93,021

Telephone-Integrated - 4.7%
AT&T, Inc.	12,150	288,806
Verizon Communications, Inc.	12,400	353,772

		642,578

Tobacco - 6.6%
Altria Group, Inc.	7,900	121,976
Imperial Tobacco Group PLC ADR	6,600	315,678
Lorillard, Inc.	1,900	111,036
Philip Morris International, Inc.	7,200	240,984
Reynolds American, Inc.	3,200	107,456

		897,130

Tools-Hand Held - 2.3%
The Stanley Works	11,900	318,444

Transport-Rail - 1.3%
Burlington Northern Santa Fe Corp.	2,900	170,433

Transport-Services - 0.7%
Ryder System, Inc.	4,100	93,726

Vitamins & Nutrition Products - 0.5%
Mead Johnson Nutrition Co., Class A†	2,400	66,216

Wireless Equipment - 0.6%
Nokia OYJ ADR	9,000	84,240

Total Long-Term Investment Securities (cost $22,486,031)		13,229,195

SHORT-TERM INVESTMENT SECURITIES - 2.4%
Time Deposits - 2.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/02/09 (cost $321,000)	$321,000	321,000

TOTAL INVESTMENTS (cost $22,807,031) (1)	100.0%	13,550,195
Liabilities in excess of other assets	0.0	(2,000)

NET ASSETS	100.0%	$13,548,195

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

See Notes to Portfolio of Investments

AIG Retirement Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
ASSET BACKED SECURITIES - 5.7%
Diversified Financial Services - 5.7%

Banc of America Commercial Mtg., Inc.,
Series 2006-6, Class AM
5.39% due 10/10/45(1)	$315,000	$118,958
Chase Funding Mtg. Loan Asset-Backed Certs.
Series 2003-6, Class 1A6
4.59% due 05/25/15	235,082	176,414
Chase Mtg. Finance Corp.,
Series 2007-A2, Class 1A1
4.93% due 07/25/37(2)(3)	823,279	746,778
Citigroup Commercial Mtg. Trust,
Series 2008-C7, Class AM
6.10% due 12/10/49(1)(2)	555,000	203,275
Commercial Mtg.
Pass Through Certs.,
Series 2004-LB2A, Class A3
4.22% due 03/10/39(1)	575,628	539,110
Commercial Mtg. Asset Trust,
Series 1999-C1, Class D
7.35% due 01/17/32(1)	788,000	691,926
JP Morgan Chase Commercial Mtg. Securities Corp.
Series 2006-LDP9, Class AM
5.37% due 05/15/47(1)	1,000,000	361,757
JP Morgan Chase Commercial Mtg. Securities Corp.
Series 2001-C1, Class A3
5.86% due 10/12/35(1)	345,000	331,232
JP Morgan Chase Commercial Mtg. Securities Corp.
Series 2008-C2, Class AM
6.58% due 02/12/51(1)(2)	1,106,000	410,481
LB Commercial Conduit Mtg. Trust,
Series 1998-C1, Class E
7.00% due 02/18/30(1)	450,000	434,625
Ocwen Advance Receivables Backed Notes
Series 2006-1A
5.36% due 11/24/15*(4)	1,000,000	600,000
Swift Master Auto Receivables Trust
Series 2007-2, Class A
1.11% due 10/15/12(5)	1,583,426	1,077,174
Wells Fargo Mtg. Backed Securities Trust
Series 2006-AR12, Class 2A1
6.10% due 09/25/36(3)	694,233	455,373

Total Asset Backed Securities
(cost $9,370,850)		6,147,103

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc.
Notes
7.50% due 08/15/09(4)(6)(7)(8)
(cost $33,000)	33,000	4,950

CORPORATE BONDS & NOTES - 22.5%
Aerospace/Defense-Equipment - 0.2%

Goodrich Corp.
Senior Notes
6.13% due 03/01/19	110,000	105,518
United Technologies Corp.
Senior Notes
6.13% due 02/01/19	90,000	95,499

		201,017

Airlines - 0.1%

Northwest Airlines, Inc.
Pass Through Certs.
Series 2002-1, Class G2
6.26% due 11/20/21	139,800	107,996

Banks-Commercial - 1.4%

CoBank ACB
Senior Sub. Notes
7.88% due 04/16/18*	48,000	45,764
Independence Community Bank Corp. Sub. Notes 3.59% due 06/20/13(5)	113,000	91,055
KeyBank NA
Sub. Notes
5.45% due 03/03/16	204,000	167,329
KeyBank NA
Sub. Notes
7.41% due 10/15/27	46,000	41,180
SouthTrust Bank
Sub. Notes
4.75% due 03/01/13	334,000	308,964
SouthTrust Corp.
Sub. Notes
5.80% due 06/15/14	290,000	262,737
Sovereign Bank
Sub. Notes
8.75% due 05/30/18	143,000	123,451
Swiss Bank Corp.
Sub. Notes
7.75% due 09/01/26	228,000	184,808
Union Bank of California NA
Sub. Notes
5.95% due 05/11/16	279,000	249,584
Westpac Capital Trust IV
Jr. Sub. Notes
5.26% due 03/31/16*(9)	150,000	67,167

		1,542,039

Banks-Fiduciary - 0.1%

State Street Capital Trust IV
Company Guar. Notes
3.00% due 06/15/37(5)	260,000	101,064

Banks-Money Center - 0.0%

Chase Capital III
Company Guar. Notes
2.75% due 03/01/27(5)	103,000	46,872

Banks-Super Regional - 0.4%

Capital One Financial Corp.
Sub. Notes
6.15% due 09/01/16	230,000	166,760
JPMorgan Chase Bank NA
Sub. Notes
6.00% due 10/01/17	152,000	143,809

PNC Preferred Funding Trust I Jr. Sub. Notes 6.11% due 03/15/12*(5)(9)	130,000	44,299
Wachovia Corp. Senior Sub. Notes 4.88% due 02/15/14	33,000	29,497

		384,365

Beverages-Non-alcoholic - 0.6%

Coca-Cola Enterprises, Inc. Senior Notes 4.25% due 03/01/15	240,000	234,760
PepsiCo, Inc. Senior Notes 3.75% due 03/01/14	383,000	384,539

		619,299

Brewery - 0.2%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	260,000	252,085

Cable/Satellite TV - 0.4%

Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	71,000	67,327
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	69,000	57,828
Time Warner Cable, Inc. Company Guar. Notes 5.40% due 07/02/12	100,000	96,209
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 02/14/14	175,000	182,255

		403,619

Cellular Telecom - 0.5%

Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	175,000	82,250
Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14*	407,000	404,634

		486,884

Chemicals-Diversified - 0.1%

E.I. du Pont de Nemours & Co. Senior Notes 4.75% due 03/15/15#	120,000	115,878

Computers - 0.1%

Hewlett-Packard Co. Senior Notes 4.75% due 06/02/14#	120,000	119,388

Cosmetics & Toiletries - 0.3%

Procter & Gamble Co. Senior Notes 4.60% due 01/15/14	130,000	136,397
Procter & Gamble Co. Notes 4.70% due 02/15/19	210,000	205,265

		341,662

Direct Marketing - 0.1%

Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	170,000	93,500

Diversified Banking Institutions - 2.1%

Bank of America Corp. Sub. Notes 5.75% due 08/15/16	217,000	150,090
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	44,000	33,676
Citigroup, Inc. Senior Notes 4.13% due 02/22/10	250,000	233,919
Citigroup, Inc. Senior Notes 4.63% due 08/03/10	105,000	96,356
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	256,000	176,254
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	237,000	214,606
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	75,000	49,337
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	145,000	130,987
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(5)	122,000	97,982
Morgan Stanley Sub. Notes 4.75% due 04/01/14	105,000	88,043
Morgan Stanley Senior Notes 5.38% due 10/15/15	112,000	97,718
Morgan Stanley Senior Notes 5.45% due 01/09/17	114,000	98,371
Morgan Stanley Senior Notes 6.00% due 04/28/15	235,000	213,713
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	215,000	192,282
The Goldman Sachs Group, Inc. Senior Notes 5.30% due 02/14/12	105,000	101,534
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	210,000	187,713

The Goldman Sachs Group, Inc.
Senior Notes
6.13% due 02/15/33#	25,000	19,923
The Goldman Sachs Group, Inc.
Senior Notes
6.75% due 10/01/37	136,000	96,700

		2,279,204

Diversified Financial Services - 0.4%

American Express Travel Related Services Co., Inc.
Senior Notes
5.25% due 11/21/11*	214,000	198,637
Capmark Financial Group, Inc.
Company Guar. Notes
5.88% due 05/10/12	113,000	25,935
General Electric Capital Corp.
Senior Notes
6.88% due 01/10/39	238,000	192,599

		417,171

Diversified Manufacturing Operations - 0.5%

Danaher Corp.
Senior Notes
5.40% due 03/01/19	230,000	228,425
General Electric Co.
Senior Notes
5.25% due 12/06/17	195,000	179,473
Honeywell International, Inc.
Senior Notes
5.00% due 02/15/19	88,000	85,383

		493,281

Electric-Distribution - 0.1%

Old Dominion Electric Cooperative
1st Mtg. Bonds
5.68% due 12/01/28	63,333	61,621

Electric-Generation - 0.3%

Bruce Mansfield Unit
Pass Through Certs.
6.85% due 06/01/34	374,000	286,170

Electric-Integrated - 3.0%

Alabama Power Co.
Senior Notes
6.00% due 03/01/39	290,000	287,805
Arizona Public Service Co.
Senior Notes
8.75% due 03/01/19	115,000	113,552
CenterPoint Energy Houston Electric LLC
General Refunding Mtg.
7.00% due 03/01/14	174,000	179,626
Central Illinois Light Co.
Senior Sec. Notes
8.88% due 12/15/13	105,000	110,108
Commonwealth Edison Co.
1st Mtg. Bonds
5.90% due 03/15/36	101,000	85,825
Dominion Resources, Inc.
Jr. Sub Notes
6.30% due 09/30/66(5)	420,000	247,800
DTE Energy Co.
Senior Notes
6.38% due 04/15/33	130,000	89,648
Entergy Arkansas, Inc.
1st Mtg. Bonds
5.40% due 08/01/13	153,000	148,086
Entergy Gulf States Louisiana LLC
1st Mtg. Bonds
6.00% due 05/01/18*	210,000	189,523
Mackinaw Power LLC
Senior Sec. Notes
6.30% due 10/31/23*	342,173	315,166
Mirant Mid-Atlantic LLC
Pass Through Certs.
Series B
9.13% due 06/30/17	4,473	4,294
Nevada Power Co.
Notes
7.13% due 03/15/19	230,000	224,096
Nisource Finance Corp.
Company Guar. Notes
5.25% due 09/15/17	255,000	187,841
Oncor Electric Delivery Co.
1st Mtg. Bonds
7.50% due 09/01/38*	78,000	77,232
PSEG Power LLC
Company Guar. Notes
5.00% due 04/01/14#	238,000	216,590
PSEG Power LLC
Company Guar. Notes
7.75% due 04/15/11	55,000	57,168
Sierra Pacific Power Co.
1st Mtg. Bonds
5.45% due 09/01/13	165,000	159,673
Sierra Pacific Power Co.
Senior Notes
6.75% due 07/01/37	333,000	293,769
Southern California Edison Co.
1st Mtg. Bonds
Series 04-G
5.75% due 04/01/35	75,000	74,745
Southern Energy, Inc.
Notes
7.90% due 07/15/09†(4)(6)(7)	175,000	0
Union Electric Co.
1st. Mtg. Bonds
6.70% due 02/01/19	180,000	176,888

		3,239,435

Electronic Components-Semiconductors - 0.1%

National Semiconductor Corp.
Senior Notes
6.60% due 06/15/17	230,000	155,284

Finance-Commercial - 0.1%

Textron Financial Corp.
Senior Notes
5.40% due 04/28/13	205,000	121,138

Finance-Credit Card - 0.1%

FIA Card Services NA
Senior Notes
7.13% due 11/15/12*	142,000	136,163

Finance-Investment Banker/Broker - 0.2%

Lehman Brothers Holdings Capital Trust VII
Company Guar. Notes
5.86% due 05/31/12†(5)(9)(10)(11)	78,000	8
Lehman Brothers Holdings, Inc.
Senior Notes
5.50% due 04/04/16†(10)(11)	89,000	11,570
Lehman Brothers Holdings, Inc.
Sub. Notes
6.75% due 12/28/17†(10)(11)	87,000	9
Lehman Brothers Holdings, Inc.
Sub. Notes
7.50% due 05/11/38†(10)(11)	112,000	11
Lehman Brothers Holdings, Inc.
Senior Notes
8.80% due 03/01/15†(10)(11)	103,000	13,390
Merrill Lynch & Co., Inc.
Senior Notes
5.45% due 07/15/14	105,000	86,662
Merrill Lynch & Co., Inc.
Sub. Notes
5.70% due 05/02/17	102,000	72,088
Schwab Capital Trust I
Company Guar. Notes
7.50% due 11/15/37(5)	67,000	43,768

		227,506

Finance-Mortgage Loan/Banker - 0.2%

Countrywide Financial Corp.
Company Guar. Notes
5.80% due 06/07/12	199,000	182,368

Food-Misc. - 0.4%

General Mills, Inc.
Senior Notes
5.65% due 02/15/19	210,000	209,825
Kraft Foods, Inc.
Senior Notes
6.88% due 01/26/39	184,000	182,942

		392,767

Food-Retail - 0.1%

Kroger Co.
Company Guar. Notes
7.50% due 01/15/14	105,000	115,915

Health Care Cost Containment - 0.1%

McKesson Corp.
Notes
6.50% due 02/15/14	125,000	127,688

Insurance Brokers - 0.2%

Marsh & McLennan Cos., Inc.
Senior Notes
5.15% due 09/15/10	230,000	223,641

Insurance-Life/Health - 0.8%

Americo Life, Inc.
Notes
7.88% due 05/01/13*	121,000	111,320
Lincoln National Corp.
Senior Notes
5.65% due 08/27/12	199,000	179,306
Monumental Global Funding II
Notes
5.65% due 07/14/11*	240,000	242,129
Pricoa Global Funding I
Notes
5.30% due 09/27/13*#	350,000	320,733

		853,488

Insurance-Multi-line - 0.1%

Hartford Financial Services Group, Inc.
Senior Notes
6.00% due 01/15/19	156,000	84,522

Insurance-Mutual - 0.1%

Liberty Mutual Group, Inc.
Company Guar. Bonds
10.75% due 06/15/58*(5)	125,000	66,250

Insurance-Property/Casualty - 0.2%

ACE INA Holdings, Inc.
Company Guar. Notes
5.60% due 05/15/15	192,000	176,639
W.R. Berkley Corp.
Senior Sub. Notes
6.25% due 02/15/37	65,000	42,949

		219,588

Insurance-Reinsurance - 0.2%

PartnerRe Finance A LLC
Company Guar. Notes
6.88% due 06/01/18#	218,000	185,375

Investment Management/Advisor Services - 0.1%

Ameriprise Financial, Inc.
Senior Notes
5.35% due 11/15/10	153,000	142,756

Medical Labs & Testing Services - 0.5%

Roche Holdings, Inc.
Company Guar. Notes
5.00% due 03/01/14*	248,000	250,816
Roche Holdings, Inc.
Company Guar. Notes
7.00% due 03/01/39*	243,000	259,476

		510,292

Medical Products - 0.1%
Baxter International, Inc.
Senior Notes
4.00% due 03/01/14	122,000	122,046

Medical-Biomedical/Gene - 0.1%
Amgen, Inc. Senior Notes 6.40% due 02/01/39	160,000	154,610

Medical-Drugs - 0.2%
Abbott Laboratories Senior Notes 6.00% due 04/01/39	261,000	261,014

Medical-HMO - 0.2%
Humana, Inc. Senior Bonds 8.15% due 06/15/38	105,000	85,587
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	63,000	63,008
WellPoint, Inc. Senior Notes 5.95% due 12/15/34	105,000	85,221

		233,816

Medical-Wholesale Drug Distribution - 0.1%

Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	154,000	146,709

Metal Processors & Fabrication - 0.2%

Timken Co. Notes 5.75% due 02/15/10	199,000	198,450

Metal-Aluminum - 0.1%

Alcoa, Inc. Senior Notes 6.50% due 06/15/18#	166,000	108,814

Multimedia - 0.7%

News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	310,000	271,604
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	258,000	246,898
Viacom, Inc. Senior Notes 6.25% due 04/30/16	330,000	280,607

		799,109

Networking Products - 0.2%

Cisco Systems, Inc. Notes 5.90% due 02/15/39	238,000	221,620

Non-Hazardous Waste Disposal - 0.1%

Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	87,000	87,529
Waste Management, Inc. Company Guar. Notes 7.38% due 03/11/19	54,000	53,675

		141,204

Office Automation & Equipment - 0.1%

Xerox Corp. Senior Notes 6.35% due 05/15/18	95,000	79,800

Oil Companies-Exploration & Production - 0.2%

Woodside Finance, Ltd. Company Guar. Notes 8.75% due 03/01/19*	235,000	229,778

Oil Companies-Integrated - 0.9%

Chevron Corp. Senior Notes 3.95% due 03/03/14	250,000	251,659
ConocoPhillips Notes 6.50% due 02/01/39	390,000	377,998
Hess Corp. Senior Notes 7.13% due 03/15/33	105,000	90,976
Hess Corp. Senior Notes 8.13% due 02/15/19	158,000	161,045
Marathon Oil Corp. Senior Notes 7.50% due 02/15/19	120,000	116,568

		998,246

Oil Refining & Marketing - 0.4%

The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	446,000	433,087

Oil-Field Services - 0.1%

Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	110,000	75,942

Pipelines - 0.7%

CenterPoint Energy Resources Corp. Senior Notes 7.75% due 02/15/11#	200,000	202,718
DCP Midstream LLC Senior Notes 9.75% due 03/15/19*	115,000	111,489
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	112,000	77,632
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	204,000	171,277
Williams Cos., Inc. Senior Notes 8.75% due 01/15/20*	189,000	187,733

		750,849

Publishing-Newspapers - 0.1%

Gannett Co, Inc. Notes 5.75% due 06/01/11	77,000	56,716

Real Estate Investment Trusts - 0.1%

PPF Funding, Inc. Bonds 5.35% due 04/15/12*	215,000	157,359

Retail-Restaurants - 0.1%

McDonald’s Corp. Notes 5.70% due 02/01/39	156,000	155,316

Savings & Loans/Thrifts - 0.2%
Western Financial Bank Sub. Notes 9.63% due 05/15/12	279,000	270,711

Schools - 0.5%

Duke University Notes 5.15% due 04/01/19	95,000	95,089
Princeton University Notes 5.70% due 03/01/39	181,000	175,118
Vanderbilt University Notes 5.25% due 04/01/19	230,000	224,961

		495,168

Special Purpose Entities - 0.5%

BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	198,000	191,965
BankBoston Capital Trust III Company Guar. Notes 2.75% due 06/15/27(5)	48,000	24,047
ING USA Global Funding Trust Notes 4.50% due 10/01/10	160,000	157,243
The Goldman Sachs Capital III Company Guar. Notes 2.97% due 09/01/12(5)(9)	75,000	24,000
Unilever Capital Corp. Company Guar. Notes 4.80% due 02/15/19	128,000	123,933

		521,188

Steel-Producers - 0.5%

ArcelorMittal USA Senior Notes 6.50% due 04/15/14#	480,000	413,658
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	220,000	127,854

		541,512

Telecom Services - 0.5%

Bellsouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/95#	410,000	322,984
Qwest Corp. Senior Notes 7.50% due 10/01/14	250,000	222,188

		545,172

Telephone-Integrated - 0.9%

AT&T, Inc. Senior Notes 5.63% due 06/15/16	125,000	123,027
AT&T, Inc. Senior Notes 6.55% due 02/15/39	260,000	241,280
AT&T Corp. Senior Notes 7.30% due 11/15/11	238,000	255,741
AT&T Corp. Senior Notes 8.00% due 11/15/31	100,000	109,637
Verizon Pennsylvania, Inc. Senior Bonds 8.35% due 12/15/30	130,000	128,243
Verizon Virginia, Inc. Senior Bonds 4.63% due 03/15/13	100,000	96,050

		953,978

Transport-Equipment & Leasing - 0.0%

GATX Corp. Pass Through Certs. 9.00% due 11/15/13	44,000	45,775

Transport-Rail - 0.3%

CSX Corp. Senior Notes 6.25% due 04/01/15	120,000	111,677
CSX Corp. Senior Notes 6.25% due 03/15/18	102,000	88,656
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/25	108,000	93,115

		293,448

Total Corporate Bonds & Notes (cost $27,231,845)		24,328,728

FOREIGN CORPORATE BONDS & NOTES - 3.8%
Banks-Commercial - 0.4%

Barclays Bank PLC Jr. Sub. Notes 5.93% due 12/15/16*(5)(9)	230,000	61,701
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	181,000	149,984
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 2.46% due 12/30/09(5)(9)	196,000	119,560
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(5)(9)	240,000	82,639

Lloyds Banking Group PLC Sub. Notes 5.92% due 10/01/15*(5)(9)	120,000	20,160

		434,044

Brewery - 0.2%

FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*	94,000	79,840
SABMiller PLC Senior Notes 6.50% due 07/15/18*	125,000	114,794

		194,634

Broadcast Services/Program - 0.0%

Grupo Televisa SA Senior Notes 6.63% due 03/18/25	19,000	14,865

Cellular Telecom - 0.1%

Vodafone Group PLC Senior Notes 5.75% due 03/15/16	125,000	122,575

Containers-Metal/Glass - 0.1%

Rexam PLC Bonds 6.75% due 06/01/13*	142,000	130,937

Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	245,000	137,200

Diversified Operations - 0.2%

EnCana Holdings Finance Corp. Notes 5.80% due 05/01/14	211,000	204,808

Electric-Integrated - 0.7%

Electricite de France Notes 6.50% due 01/26/19*	197,000	199,953
Electricite de France Notes 6.95% due 01/26/39*	250,000	251,391
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	324,000	295,189

		746,533

Food-Retail - 0.2%

Delhaize Group Senior Notes 6.50% due 06/15/17	212,000	206,170

Insurance-Multi-line - 0.2%

Aegon NV Jr. Sub. Bonds 2.57% due 07/15/14(5)(9)	280,000	47,600
XL Capital Finance PLC Company Guar. Notes 6.50% due 01/15/12	89,000	63,631
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	156,000	98,193

		209,424

Investment Companies - 0.1%

Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	149,000	89,127

Medical-Drugs - 0.2%

Novartis Securities Investment, Ltd. Company Guar. Notes 5.13% due 02/10/19	234,000	231,518

Oil Companies-Exploration & Production - 0.1%

Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/38	50,000	37,333
EnCana Corp. Bonds 6.50% due 08/15/34	50,000	40,147
Nexen, Inc. Bonds 5.88% due 03/10/35	104,000	70,893

		148,373

Oil Companies-Integrated - 0.1%

Shell International Finance BV Company Guar. Notes 6.38% due 12/15/38	156,000	162,389

Special Purpose Entity - 0.3%

SMFG Preferred Capital, Ltd. Bonds 6.08% due 01/25/17*(5)(9)	453,000	271,139

Telephone-Integrated - 0.5%

Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	165,000	142,141
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	375,000	367,806

		509,947

Transport-Marine - 0.2%

DP World, Ltd. Bonds 6.85% due 07/02/37*	379,000	180,209

Transport-Rail - 0.1%

Canadian National Railway Co. Notes 5.55% due 03/01/19	66,000	65,871

Total Foreign Corporate Bonds & Notes (cost $5,407,898)		4,059,763

U.S. GOVERNMENT AGENCIES - 48.0%
Federal Home Loan Bank - 1.1%

3.63% due 08/15/11	750,000	787,466
5.50% due 07/01/37	356,965	365,941

		1,153,407

Federal Home Loan Mtg. Corp. - 26.6%
4.50% due 01/01/39	690,934	692,584
5.00% due 10/01/33	22,091	22,522
5.00% due 06/01/34	474,250	482,925
5.00% due 07/01/35	404,802	411,954
5.00% due 10/01/35	2,070,704	2,107,288
5.00% due 05/01/36	3,224,873	3,278,321
5.00% due 11/01/36	193,582	196,792
5.00% due 03/01/38	735,001	747,141
5.25% due 07/18/11	4,000,000	4,335,092
5.50% due 11/01/18	462,537	481,954
5.50% due 10/01/33	29,000	29,817
5.50% due 02/01/35	914,271	938,311
5.50% due 07/01/36	1,844,525	1,891,009
5.50% due 09/01/37	97,250	99,695
5.50% due 10/01/37	108,597	111,327
5.50% due 01/01/38	1,264,620	1,296,490
5.50% due 07/01/38	436,815	447,798
5.81% due 01/01/37(5)	1,069,083	1,108,755
5.96% due 10/01/36(5)	1,662,030	1,727,857
6.00% due 10/01/33	666,319	693,581
6.00% due 07/01/36	1,393,009	1,444,345
6.00% due 11/01/37	613,489	635,812
6.50% due 02/01/33	90,536	95,422
6.50% due 02/01/35	48,825	51,308
6.50% due 01/01/36	167,779	175,708
6.50% due 03/01/36	328,884	344,425
6.75% due 09/15/29	500,000	656,531
6.75% due 03/15/31#	250,000	330,659
7.00% due 11/01/16	45,706	48,192
7.00% due 07/01/32	24,787	26,470
7.50% due 04/01/31	114,476	122,910
8.00% due 01/01/29	12,056	12,809
8.00% due 12/01/29	8,955	9,512
8.00% due 12/01/30	34,141	36,260
8.00% due 01/01/31	267	284
Federal Home Loan Mtg. Corp., REMIC
Series 3102, Class PG 5.00% due 11/15/28	1,145,000	1,183,989
Series 3317, Class PD 5.00% due 09/15/31	1,475,000	1,519,502
Series 3349, Class HB 5.50% due 06/15/31	887,000	925,160

		28,720,511

Federal National Mtg. Assoc. - 17.5%
4.38% due 07/17/13#	2,000,000	2,146,560
4.50% due 11/01/22	2,203,125	2,248,105
4.50% due 01/01/39	572,989	574,824
5.00% due 03/15/16#	1,140,000	1,242,452
5.00% due 05/11/17#	500,000	546,731
5.00% due 10/01/33	53,823	54,966
5.00% due 03/01/34	592,411	604,431
5.00% due 10/01/35	1,277,323	1,302,442
5.00% due 01/01/37	428,859	436,799
5.50% due 11/01/22	429,316	445,771
5.50% due 04/01/33	909,772	936,253
5.50% due 12/01/33	732,882	753,756
5.50% due 05/01/34	422,889	434,934
5.50% due 10/01/34	483,884	497,212
5.50% due 12/01/35	855,099	877,851
5.50% due 02/01/36(5)	375,007	387,214
6.00% due 03/01/16	2,409	2,526
6.00% due 12/01/16	53,859	56,473
6.00% due 11/01/17	147,671	154,747
6.00% due 12/01/20	426,904	447,627
6.00% due 12/01/33	512,362	531,919
6.00% due 10/01/36	231,802	239,852
6.50% due 03/01/17	86,662	90,812
6.50% due 08/01/31	49,388	52,084
6.50% due 07/01/32	334,126	352,160
6.50% due 07/01/36	306,314	320,789
6.50% due 10/01/37	1,141,682	1,195,567
7.00% due 09/01/31	199,489	213,239
7.13% due 01/15/30#	250,000	340,333
7.50% due 08/01/15	900	945
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30	1,437,000	1,480,399

		18,969,773

Government National Mtg. Assoc. - 2.8%
6.00% due 03/15/29	40,524	42,204
6.00% due 04/15/29	16,208	16,880
6.00% due 09/15/38	2,614,255	2,707,103
6.50% due 07/15/32	86,662	90,966
6.50% due 09/15/32	134,150	140,812

		2,997,965

Total U.S. Government Agencies (cost $50,641,787)		51,841,656

U.S. GOVERNMENT TREASURIES - 17.1%
United States Treasury Bonds - 2.4%
4.38% due 02/15/38#	983,000	1,084,064
4.50% due 05/15/38	120,000	136,238
4.75% due 02/15/37#	587,000	678,994
5.00% due 05/15/37#	159,000	191,272
5.25% due 11/15/28#	369,000	431,269
8.13% due 08/15/19#	92,000	127,966

		2,649,803

United States Treasury Notes - 14.7%

0.88% due 04/15/10# TIPS	711,587	701,581
1.13% due 01/15/12#	1,000,000	992,812
1.50% due 10/31/10#	2,000,000	2,018,124
1.50% due 12/31/13#	475,000	465,166
2.00% due 11/30/13	870,000	872,107
2.00% due 01/15/14# TIPS	528,116	525,475
3.38% due 07/31/13#	393,000	419,251
3.75% due 11/15/18#	1,355,000	1,435,772
3.88% due 09/15/10#	1,000,000	1,047,188
3.88% due 05/15/18#	1,459,000	1,562,954
4.00% due 08/15/18#	1,403,000	1,513,814
4.25% due 08/15/15#	813,000	899,508
4.50% due 05/15/10#	685,000	715,665
4.50% due 02/28/11#	2,500,000	2,673,047

		15,842,464

Total U.S. Government Treasuries
(cost $18,407,966)		18,492,267

COMMON STOCK - 0.0%
Independent Power Producers - 0.0%

Mirant Corp.†
(cost $0)	217	2,654

Total Long-Term Investment Securities
(cost $111,093,346)		104,877,121

SHORT-TERM INVESTMENT SECURITIES - 6.2%
Collective Investment Pool - 6.2%

Securities Lending Quality Trust(13)
(cost $7,030,905)	7,030,905	6,734,905

REPURCHASE AGREEMENTS - 3.3%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/27/09, to be repurchased 03/02/09 in the amount of $3,483,003 and collateralized by Federal Home Loan Bank Notes, bearing interest at 3.38%, due 03/05/10 and having an approximate value of $3,588,245	3,483,000	3,483,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/27/09, to be repurchased 03/02/09 in the amount of $116,000 and collateralized by United States Treasury Bills, bearing interest at 0.24%, due 05/14/09 and having an approximate value of $119,940	116,000	116,000

Total Repurchase Agreements
(cost $3,599,000)		3,599,000

TOTAL INVESTMENTS (cost $121,723,251)(12)	106.6%	115,211,026
Liabilities in excess of other assets	(6.6)	(7,183,460)

NET ASSETS	100.0%	$108,027,566

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2009, the aggregate value of these securities was $6,149,420 representing 5.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Variable Rate Security - the rate reflected is as of February 28, 2009, maturity date reflects the stated maturity date.
(3)	Collateralized Mortgage Obligation
(4)	Fair valued security; see Note 1
(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2009.
(6)	Illiquid security. At February 28, 2009, the aggregate value of these securities was $4,950 representing 0.0% of net assets.
(7)	To the extent permitted by the Statement of Additional Information, the Capital Conservation Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2009, the Capital Conservation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc.
7.50% due 08/15/09	08/11/05	$30,000	$30,000
	02/15/08	1,000	1,000
	09/11/08	1,000	1,000
	02/27/09	1,000	1,000

		33,000	33,000	$4,950	$15.00	0.00%

Southern Energy, Inc. 7.90% due 07/15/09	01/10/06	175,000	0	0	$0.00	0.00%

				$4,950		0.00%

(8)	Income may be received in cash or additional bonds at the discretion of the issuer.
(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	Bond in default
(11)	Company has filed Chapter 11 bankruptcy protection.
(12)	See Note 5 for cost of investments on a tax basis.
(13)	The security is purchased with the cash collateral received from securities loaned

REMIC - Real Estate Mortgage Investment Conduit

TIPS - Treasury Inflation Protected Securities

See Notes to Portfolio of Investments

AIG Retirement Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 99.8%
Advertising Agencies - 0.7%

Omnicom Group, Inc.#	53,000	$1,273,590

Aerospace/Defense - 4.0%

General Dynamics Corp.	31,000	1,358,420
Lockheed Martin Corp.	21,000	1,325,310
Northrop Grumman Corp.	45,800	1,711,088
Raytheon Co.	60,300	2,410,191

		6,805,009

Agricultural Operations - 0.9%

Archer-Daniels-Midland Co.	59,000	1,572,940

Apparel Manufacturers - 0.6%

Polo Ralph Lauren Corp.#	30,000	1,034,100

Applications Software - 0.7%

Microsoft Corp.	73,900	1,193,485

Banks-Fiduciary - 0.6%

The Bank of New York Mellon Corp.	46,651	1,034,253

Banks-Super Regional - 1.3%

Capital One Financial Corp.#	93,000	1,120,650
SunTrust Banks, Inc.	92,000	1,106,760

		2,227,410

Beverages-Non-alcoholic - 0.2%

The Coca-Cola Co.	9,000	367,650

Building-Residential/Commercial - 0.6%

M.D.C Holdings, Inc.#	41,000	1,034,430

Chemicals-Diversified - 1.1%

E.I. du Pont de Nemours & Co.	43,200	810,432
The Dow Chemical Co.	147,000	1,052,520

		1,862,952

Coal - 0.3%

Peabody Energy Corp.	24,600	582,282

Computer Services - 0.9%

Accenture, Ltd., Class A	55,000	1,605,450

Computers - 4.4%

Dell, Inc.†	181,000	1,543,930
Hewlett-Packard Co.	125,500	3,643,265
International Business Machines Corp.	24,800	2,282,344

		7,469,539

Computers-Memory Devices - 2.3%

EMC Corp.†	154,000	1,617,000
NetApp, Inc.†#	91,000	1,223,040
Western Digital Corp.†	80,000	1,092,800

		3,932,840

Consumer Products-Misc. - 1.0%

Clorox Co.	6,200	301,320
Kimberly-Clark Corp.	31,800	1,498,098

		1,799,418

Cosmetics & Toiletries - 0.7%

Procter & Gamble Co.	25,000	1,204,250

Diversified Banking Institutions - 1.1%

Bank of America Corp.	18,600	73,470
JPMorgan Chase & Co.	75,600	1,727,460
The Goldman Sachs Group, Inc.	1,300	118,404

		1,919,334

Diversified Manufacturing Operations - 0.9%

General Electric Co.	65,000	553,150
Honeywell International, Inc.	17,500	469,525
Tyco International, Ltd.	26,950	540,348

		1,563,023

Electric Products-Misc. - 0.1%

Emerson Electric Co.	7,300	195,275

Electric-Integrated - 1.0%

Dominion Resources, Inc.#	26,300	793,734
Southern Co.	30,400	921,424

		1,715,158

Electronic Components-Semiconductors - 2.7%

Fairchild Semiconductor International, Inc.†	140,800	492,800
Intel Corp.	62,600	797,524
LSI Corp.†	488,900	1,417,810
Micron Technology, Inc.†#	285,600	919,632
Xilinx, Inc.	52,000	919,360

		4,547,126

Electronic Design Automation - 0.7%

Synopsys, Inc.†	68,000	1,266,840

Electronic Forms - 0.7%

Adobe Systems, Inc.†	70,000	1,169,000

Electronic Parts Distribution - 0.4%

Arrow Electronics, Inc.†	37,000	615,310

Enterprise Software/Service - 3.0%

BMC Software, Inc.†	53,000	1,570,390
CA, Inc.	80,000	1,356,000
Oracle Corp.†	142,000	2,206,680

		5,133,070

Food-Misc. - 2.7%

General Mills, Inc.	29,400	1,542,912
Kraft Foods, Inc., Class A	70,316	1,601,798
Unilever NV	74,900	1,431,339

		4,576,049

Food-Retail - 0.8%

The Kroger Co.	68,000	1,405,560

Food-Wholesale/Distribution - 0.9%

Sysco Corp.	68,000	1,462,000

Health Care Cost Containment - 0.8%

McKesson Corp.	35,000	1,435,700

Independent Power Producers - 0.3%

NRG Energy, Inc.†#	28,000	529,200

Insurance-Life/Health - 0.1%

Prudential Financial, Inc.	13,200	216,612

Insurance-Multi-line - 0.4%

ACE, Ltd.	2,500	91,275
Hartford Financial Services Group, Inc.#	900	5,490
MetLife, Inc.	32,200	594,412

		691,177

Insurance-Property/Casualty - 2.4%

Chubb Corp.	7,000	273,280
The Travelers Cos., Inc.	105,600	3,817,440

		4,090,720

Internet Security - 1.6%

McAfee, Inc.†	46,000	1,285,700
Symantec Corp.†	103,000	1,424,490

		2,710,190

Machinery-Farming - 0.4%

Deere & Co.	24,300	668,007

Medical Information Systems - 0.2%

IMS Health, Inc.	22,000	275,440

Medical Products - 3.8%

Baxter International, Inc.	26,500	1,349,115
Covidien, Ltd.	14,650	463,965
Johnson & Johnson	86,600	4,330,000
Varian Medical Systems, Inc.†	11,000	335,610

		6,478,690

Medical-Biomedical/Gene - 2.7%

Amgen, Inc.†	42,000	2,055,060
Biogen Idec, Inc.†	30,000	1,381,200
Gilead Sciences, Inc.†	25,000	1,120,000

		4,556,260

Medical-Drugs - 9.8%

Bristol-Myers Squibb Co.	238,200	4,385,262
Cephalon, Inc.†#	5,000	327,950
Eli Lilly & Co.	56,000	1,645,280
Merck & Co., Inc.	81,000	1,960,200
Pfizer, Inc.	264,400	3,254,764
Schering-Plough Corp.	201,500	3,504,085
Wyeth	40,300	1,645,046

		16,722,587

Medical-HMO - 2.3%

Aetna, Inc.	50,000	1,193,500
UnitedHealth Group, Inc.	70,000	1,375,500
WellPoint, Inc.†	40,000	1,356,800

		3,925,800

Medical-Wholesale Drug Distribution - 0.2%

Cardinal Health, Inc.	9,000	292,050

Metal-Aluminum - 0.1%

Alcoa, Inc.	16,800	104,664

Multimedia - 2.1%

The Walt Disney Co.	44,800	751,296
Time Warner, Inc.	239,900	1,830,437
Viacom, Inc., Class B†	64,200	988,038

		3,569,771

Networking Products - 0.1%

Cisco Systems, Inc.†	15,000	218,550

Office Automation & Equipment - 1.5%

Xerox Corp.	482,600	2,499,868

Office Furnishings-Original - 0.2%

Steelcase, Inc., Class A#	69,000	278,070

Oil & Gas Drilling - 0.6%

ENSCO International, Inc.	38,000	934,040
Nabors Industries, Ltd.†	3,000	29,130

		963,170

Oil Companies-Exploration & Production - 3.3%

Anadarko Petroleum Corp.	60,500	2,114,475
Apache Corp.	24,000	1,418,160
Occidental Petroleum Corp.	40,000	2,074,800

		5,607,435

Oil Companies-Integrated - 11.3%

Chevron Corp.	72,900	4,425,759
ConocoPhillips	58,000	2,166,300
Exxon Mobil Corp.	144,700	9,825,130
Marathon Oil Corp.	65,000	1,512,550
Murphy Oil Corp.#	35,000	1,463,350

		19,393,089

Oil Refining & Marketing - 2.4%

Sunoco, Inc.#	40,000	1,338,000
Tesoro Corp.#	82,000	1,210,320
Valero Energy Corp.	78,900	1,529,082

		4,077,402

Oil-Field Services - 1.4%

BJ Services Co.	116,200	1,123,654
Halliburton Co.	76,900	1,254,239

		2,377,893

Pharmacy Services - 1.6%

Express Scripts, Inc.†	26,000	1,307,800
Medco Health Solutions, Inc.†	36,000	1,460,880

		2,768,680

Printing-Commercial - 0.3%

R.R. Donnelley & Sons Co.	71,000	553,090

Retail-Apparel/Shoe - 1.4%

Ross Stores, Inc.#	43,000	1,269,360
The Gap, Inc.	107,000	1,154,530

		2,423,890

Retail-Auto Parts - 0.7%

AutoZone, Inc.†#	9,000	1,280,070

Retail-Discount - 0.3%

Wal-Mart Stores, Inc.	12,000	590,880

Retail-Restaurants - 1.3%

McDonald’s Corp.	41,000	2,142,250

Semiconductor Components-Integrated Circuits - 0.9%

Analog Devices, Inc.	42,200	786,608
Integrated Device Technology, Inc.†	185,000	828,800

		1,615,408

Semiconductor Equipment - 0.7%

Novellus Systems, Inc.†#	96,000	1,224,000

Steel-Producers - 0.3%

Nucor Corp.	7,300	245,645
United States Steel Corp.#	12,000	236,040

		481,685

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc.	14,000	147,700

Telecom Services - 0.0%

Fairpoint Communications, Inc.	967	1,905

Telephone-Integrated - 5.6%

AT&T, Inc.	106,500	2,531,505

Qwest Communications International, Inc.#	433,600	1,469,904
Sprint Nextel Corp.†	441,000	1,450,890
Verizon Communications, Inc.	142,300	4,059,819

		9,512,118

Toys - 0.7%

Hasbro, Inc.#	55,000	1,258,950

Transport-Marine - 0.7%

Tidewater, Inc.#	33,000	1,165,560

Transport-Rail - 1.9%

CSX Corp.	45,000	1,110,600
Norfolk Southern Corp.	30,000	951,600
Union Pacific Corp.	33,000	1,238,160

		3,300,360

Total Long-Term Investment Securities (cost $253,664,284)		170,716,234

SHORT-TERM INVESTMENT SECURITIES - 9.5%
Collective Investment Pool - 9.5%

Securities Lending Quality Trust(1) (cost $16,926,979)	16,926,979	16,214,354

REPURCHASE AGREEMENT - 0.3%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/27/09, to be repurchased 03/02/09 in the amount of $557,000 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.00%, due 08/18/11 and having an approximate value of $576,955 (cost $557,000)	$557,000	557,000

TOTAL INVESTMENTS (cost $271,148,263)(2)	109.6%	187,487,588
Liabilities in excess of other assets	(9.6)	(16,452,771)

NET ASSETS	100.0%	$171,034,817

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 5 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

AIG Retirement Company I Core Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 98.1%
Aerospace/Defense - 2.3%

Boeing Co.	6,673	$209,799
General Dynamics Corp.	7,430	325,583
Lockheed Martin Corp.	3,933	248,212
Northrop Grumman Corp.	28,220	1,054,299
Raytheon Co.	1,515	60,554

		1,898,447

Agricultural Chemicals - 0.4%

CF Industries Holdings, Inc.	1,174	75,523
Terra Industries, Inc.	10,126	261,150

		336,673

Agricultural Operations - 0.6%

Archer-Daniels-Midland Co.	4,931	131,461
Bunge, Ltd.	8,290	388,635

		520,096

Apparel Manufacturers - 0.6%

Jones Apparel Group, Inc.	22,791	61,308
Polo Ralph Lauren Corp.	1,882	64,873
VF Corp.	6,818	353,854

		480,035

Applications Software - 1.4%

Microsoft Corp.	71,259	1,150,833

Audio/Video Products - 0.0%

Harman International Industries, Inc.	3,369	35,779

Auto/Truck Parts & Equipment-Original - 0.0%

Magna International, Inc., Class A	239	6,133

Banks-Commercial - 0.3%

Bank of Montreal	792	17,527
BB&T Corp.	1,847	29,792
Cullen/Frost Bankers, Inc.	534	22,983
International Bancshares Corp.	4,295	42,993
Regions Financial Corp.	861	2,945
Royal Bank of Canada	4,049	98,269

		214,509

Banks-Fiduciary - 1.0%

Northern Trust Corp.	2,896	160,873
The Bank of New York Mellon Corp.	29,797	660,599

		821,472

Banks-Super Regional - 2.0%

Capital One Financial Corp.	5,776	69,601
PNC Financial Services Group, Inc.	5,000	136,700
SunTrust Banks, Inc.	3,000	36,090
US Bancorp	37,065	530,400
Wells Fargo & Co.	69,816	844,774

		1,617,565

Beverages-Non-alcoholic - 1.7%

Coca-Cola Enterprises, Inc.	13,575	155,841
Pepsi Bottling Group, Inc.	20,439	378,122
PepsiCo, Inc.	667	32,109
The Coca-Cola Co.	20,704	845,758

		1,411,830

Beverages-Wine/Spirits -0.0%

Constellation Brands, Inc., Class A†	584	7,621

Brewery - 0.3%

Molson Coors Brewing Co., Class B	6,069	213,811

Building-Residential/Commercial - 0.2%

NVR, Inc.†	552	183,689

Cable/Satellite TV - 0.3%

Comcast Corp., Class A	21,473	280,437

Chemicals-Diversified - 1.2%

E.I. du Pont de Nemours & Co.	32,241	604,841
PPG Industries, Inc.	10,600	329,236
The Dow Chemical Co.	3,475	24,881

		958,958

Commercial Services-Finance - 0.5%

H&R Block, Inc.	16,700	318,970
Mastercard, Inc., Class A	580	91,657

		410,627

Computer Services - 1.3%

Accenture, Ltd., Class A	16,444	480,001
Computer Sciences Corp.†	16,680	579,463

		1,059,464

Computers - 3.5%

Apple, Inc.†	3,464	309,370
Hewlett-Packard Co.	32,184	934,301
International Business Machines Corp.	17,599	1,619,636

		2,863,307

Computers-Memory Devices - 0.3%

EMC Corp.†	7,445	78,172
Western Digital Corp.†	14,683	200,570

		278,742

Computers-Periphery Equipment - 0.2%

Lexmark International, Inc., Class A†	10,747	184,204

Consumer Products-Misc. - 1.0%

Clorox Co.	2,838	137,927
Kimberly-Clark Corp.	14,202	669,056

		806,983

Cosmetics & Toiletries - 1.1%

Colgate-Palmolive Co.	859	51,694
Procter & Gamble Co.	18,269	880,018

		931,712

Data Processing/Management - 0.3%

Fiserv, Inc.†	6,200	202,244

Diversified Banking Institutions - 4.2%

Bank of America Corp.	126,109	498,131
Citigroup, Inc.	74,393	111,589
JPMorgan Chase & Co.	81,647	1,865,634
Morgan Stanley	21,318	416,554
The Goldman Sachs Group, Inc.	6,235	567,884

		3,459,792

Diversified Manufacturing Operations - 3.5%

3M Co.	1,782	81,010
Dover Corp.	13,146	327,861
General Electric Co.	198,344	1,687,907
Honeywell International, Inc.	1,362	36,543
Ingersoll-Rand Co., Ltd., Class A	16,800	238,224
Parker Hannifin Corp.	10,021	334,401
Tyco International, Ltd.	8,700	174,435

		2,880,381

E-Commerce/Services - 0.1%

NetFlix, Inc.†	1,351	48,825

Electric Products-Misc. - 0.2%

Emerson Electric Co.	5,601	149,827

Electric-Integrated - 3.2%

Duke Energy Corp.	1,183	15,935
Edison International	17,610	479,344
Entergy Corp.	843	56,810
Exelon Corp.	15,792	745,698
FPL Group, Inc.	10,348	469,075
PG&E Corp.	1,432	54,731
PPL Corp.	20,400	568,956
Progress Energy, Inc.	2,559	90,640
Public Service Enterprise Group, Inc.	3,791	103,456

		2,584,645

Electronic Components-Misc. - 0.1%

Celestica, Inc.†	34,573	109,251

Electronic Components-Semiconductors - 1.3%

Amkor Technology, Inc.†	37,208	63,625
Broadcom Corp., Class A†	4,215	69,337
Intel Corp.	54,866	698,993
LSI Corp.†	53,852	156,171
Microchip Technology, Inc.	1,894	35,550
Xilinx, Inc.	3,026	53,500

		1,077,176

Engineering/R&D Services - 0.6%

EMCOR Group, Inc.†	14,075	216,896
Fluor Corp.	8,946	297,454

		514,350

Enterprise Software/Service - 0.6%

Oracle Corp.†	31,168	484,351
Sybase, Inc.†	117	3,180

		487,531

Finance-Credit Card - 0.2%

Discover Financial Services	21,916	125,579

Finance-Other Services - 0.2%

CME Group, Inc.	355	64,752
NYSE Euronext	4,759	80,332

		145,084

Food-Confectionery - 0.2%

The J.M. Smucker Co.	3,338	123,907

Food-Meat Products - 0.0%

Tyson Foods, Inc., Class A	101	851

Food-Misc. - 1.5%

General Mills, Inc.	12,240	642,355
H.J. Heinz Co.	443	14,473
Kellogg Co.	1,136	44,213
Kraft Foods, Inc., Class A	5,799	132,101
Unilever NV	18,300	349,713

		1,182,855

Food-Retail - 1.0%

Safeway, Inc.	8,144	150,664
SUPERVALU, Inc.	10,009	156,241
The Kroger Co.	25,384	524,687

		831,592

Forestry - 0.3%

Weyerhaeuser Co.	9,500	229,520

Gas-Distribution - 0.0%

CenterPoint Energy, Inc.	453	4,675

Gold Mining - 0.1%

Newmont Mining Corp.	1,010	42,046

Home Decoration Products - 0.2%

Newell Rubbermaid, Inc.	28,100	158,765

Human Resources - 0.1%

Monster Worldwide, Inc.†	8,466	55,791
Robert Half International, Inc.	2,700	41,499

		97,290

Independent Power Producers - 0.4%

NRG Energy, Inc.†	10,557	199,527
Reliant Energy, Inc.†	28,836	99,773

		299,300

Insurance-Life/Health - 0.5%

Lincoln National Corp.	363	3,118
Principal Financial Group, Inc.	27,250	217,728
Torchmark Corp.	7,600	156,560

		377,406

Insurance-Multi-line - 1.2%

ACE, Ltd.	10,684	390,073
Allstate Corp.	19,900	334,917
American Financial Group, Inc.	5,998	93,329
Loews Corp.	8,120	161,182

		979,501

Insurance-Property/Casualty - 0.9%

Arch Capital Group, Ltd.†	1,502	81,108
The Travelers Cos., Inc.	18,250	659,737

		740,845

Insurance-Reinsurance - 0.7%

Aspen Insurance Holdings, Ltd.	19,599	427,062
Axis Capital Holdings, Ltd.	5,903	132,109
Endurance Specialty Holdings, Ltd.	515	11,521

		570,692

Internet Security - 0.0%

Symantec Corp.†	2,268	31,366

Investment Companies - 0.0%

American Capital, Ltd.	1,130	1,526

Investment Management/Advisor Services - 0.3%

Ameriprise Financial, Inc.	5,700	90,858
BlackRock, Inc.	450	43,565
Federated Investors, Inc., Class B	306	5,771
Janus Capital Group, Inc.	4,836	21,327
Legg Mason, Inc.	4,800	61,584
T. Rowe Price Group, Inc.	1,507	34,269

		257,374

Leisure Products - 0.0%

WMS Industries, Inc.†	1,997	36,206

Machinery-Construction & Mining - 0.3%

Caterpillar, Inc.	11,153	274,475

Machinery-General Industrial - 0.0%

The Manitowoc Co., Inc.	4,527	18,561

Medical Instruments - 0.4%

Medtronic, Inc.	10,300	304,777

Medical Labs & Testing Services - 0.3%

Quest Diagnostics, Inc.	4,600	210,818

Medical Products - 4.1%

Baxter International, Inc.	6,622	337,126
Becton, Dickinson & Co.	7,657	473,892
Johnson & Johnson	51,202	2,560,100

		3,371,118

Medical-Biomedical/Gene - 1.7%

Amgen, Inc.†	29,127	1,425,184

Medical-Drugs - 7.4%

Abbott Laboratories	8,200	388,188
Bristol-Myers Squibb Co.	26,364	485,361
Cephalon, Inc.†	3,022	198,213
Eli Lilly & Co.	36,677	1,077,570
King Pharmaceuticals, Inc.†	23,910	175,500
Merck & Co., Inc.	26,200	634,040
Pfizer, Inc.	182,691	2,248,926
Wyeth	20,411	833,177

		6,040,975

Medical-HMO - 0.3%

AMERIGROUP Corp.†	5,504	136,389
Humana, Inc.†	3,556	84,170
WellPoint, Inc.†	1,331	45,148

		265,707

Metal-Copper - 0.2%

Southern Copper Corp.	10,903	149,480

Metal-Diversified - 0.2%

Freeport-McMoRan Copper & Gold, Inc.	4,439	135,034

Multimedia - 1.6%

The Walt Disney Co.	26,361	442,074
Time Warner, Inc.	72,800	555,464
Viacom, Inc., Class B†	21,600	332,424

		1,329,962

Networking Products - 0.8%

Cisco Systems, Inc.†	46,824	682,226

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc.	474	9,433
Waste Management, Inc.	9,600	259,200

		268,633

Office Automation & Equipment - 0.5%

Pitney Bowes, Inc.	8,600	165,894
Xerox Corp.	47,404	245,553

		411,447

Office Supplies & Forms - 0.2%

Avery Dennison Corp.	6,200	124,930

Oil & Gas Drilling - 0.1%

Patterson-UTI Energy, Inc.	7,118	61,144

Oil Companies-Exploration & Production - 1.9%

Apache Corp.	6,786	400,985
Devon Energy Corp.	4,000	174,680
McMoRan Exploration Co.†	5,651	25,938
Occidental Petroleum Corp.	16,452	853,365
Stone Energy Corp.†	3,078	12,189
W&T Offshore, Inc.	12,495	100,585

		1,567,742

Oil Companies-Integrated - 14.7%

Chevron Corp.	54,920	3,334,193
ConocoPhillips	52,205	1,949,857
Exxon Mobil Corp.	80,374	5,457,395
Hess Corp.	1,997	109,216
Murphy Oil Corp.	1,257	52,555
Royal Dutch Shell PLC ADR	24,200	1,064,074

		11,967,290

Oil Field Machinery & Equipment - 0.4%

National-Oilwell Varco, Inc.†	11,737	313,730

Oil Refining & Marketing - 0.5%

Sunoco, Inc.	1,519	50,810
Valero Energy Corp.	17,536	339,848

		390,658

Oil-Field Services - 0.1%

BJ Services Co.	2,090	20,210
Oil States International, Inc.†	1,441	19,194

		39,404

Paper & Related Products - 0.1%

International Paper Co.	9,600	54,624

Pharmacy Services - 0.1%

Express Scripts, Inc.†	1,251	62,925

Photo Equipment & Supplies - 0.0%

Eastman Kodak Co.	4,041	12,891

Printing-Commercial - 0.3%

R.R. Donnelley & Sons Co.	33,410	260,264

Publishing-Newspapers - 0.1%

Gannett Co., Inc.	17,452	56,544

Real Estate Investment Trusts - 0.8%

Developers Diversified Realty Corp.	5,600	16,520
Equity Residential	711	12,514
Hospitality Properties Trust	13,078	149,089
Host Hotels & Resorts, Inc.	37,888	140,185
HRPT Properties Trust	6,188	19,987
Public Storage	456	25,299
Simon Property Group, Inc.	7,110	235,341
Vornado Realty Trust	434	14,205

		613,140

Rental Auto/Equipment - 0.1%

Rent-A-Center, Inc.†	5,613	98,340

Retail-Apparel/Shoe - 0.8%

The Gap, Inc.	59,850	645,781

Retail-Automobile - 0.1%

AutoNation, Inc.†	5,310	52,994

Retail-Building Products - 0.5%

Home Depot, Inc.	18,400	384,376

Retail-Consumer Electronics - 0.5%

Best Buy Co., Inc.	9,400	270,908
RadioShack Corp.	16,676	122,235

		393,143

Retail-Discount - 1.9%

Dollar Tree, Inc.†	679	26,359
Family Dollar Stores, Inc.	7,518	206,294
Wal-Mart Stores, Inc.	27,001	1,329,529

		1,562,182

Retail-Drug Store - 0.5%

Walgreen Co.	18,291	436,423

Retail-Gardening Products - 0.0%

Tractor Supply Co.†	860	26,866

Retail-Office Supplies - 0.4%

Staples, Inc.	21,100	336,545

Retail-Regional Department Stores - 0.5%

Kohl’s Corp.†	8,900	312,746
Macy’s, Inc.	8,482	66,753

		379,499

Retail-Restaurants - 1.2%

Darden Restaurants, Inc.	4,600	124,844
McDonald’s Corp.	14,497	757,468
Starbucks Corp.†	12,400	113,460

		995,772

Savings & Loans/Thrifts - 0.1%

New York Community Bancorp, Inc.	4,410	43,438

Schools - 0.1%

Apollo Group, Inc., Class A†	583	42,268

Semiconductor Components-Integrated Circuits - 0.1%

Analog Devices, Inc.	769	14,334
Linear Technology Corp.	725	15,805
Maxim Integrated Products, Inc.	1,464	17,715

		47,854

Semiconductor Equipment - 0.2%

Applied Materials, Inc.	21,111	194,432

Steel Pipe & Tube - 0.0%

Mueller Water Products, Inc., Class A	6,090	13,094

Steel-Producers - 0.6%

Nucor Corp.	13,494	454,073
United States Steel Corp.	2,205	43,372

		497,445

Telecom Services - 0.3%

Embarq Corp.	7,894	276,053

Telephone-Integrated - 6.6%

AT&T, Inc.(1)	119,972	2,851,734
Qwest Communications International, Inc.	44,179	149,767
Sprint Nextel Corp.†	33,500	110,215
Verizon Communications, Inc.	80,133	2,286,195

		5,397,911

Television - 0.3%

CBS Corp., Class B	58,270	248,813

Tobacco - 2.0%

Altria Group, Inc.	44,440	686,153
Lorillard, Inc.	9,766	570,725
Philip Morris International, Inc.	2,576	86,219
Reynolds American, Inc.	8,691	291,844

		1,634,941

Toys - 0.6%

Hasbro, Inc.	22,329	511,111

Transport-Marine - 0.0%

Frontline, Ltd.	308	6,249

Transport-Rail - 0.4%

CSX Corp.	4,426	109,234
Norfolk Southern Corp.	3,958	125,548
Union Pacific Corp.	2,082	78,116

		312,898

Transport-Services - 0.1%

Expeditors International of Washington, Inc.	629	17,329
FedEx Corp.	1,078	46,580

		63,909

Web Portals/ISP - 0.5%

Google, Inc., Class A†	919	310,613
Yahoo!, Inc.†	5,554	73,479

		384,092

Wireless Equipment - 0.2%

Motorola, Inc.	35,528	125,058
QUALCOMM, Inc.	362	12,102

		137,160

Total Common Stock (cost $131,779,429)		79,960,601

PREFERRED STOCK - 0.1%
Investment Management/Advisor Services - 0.1%
Legg Mason, Inc. 7% (cost $54,748)	2,900	46,400

Total Long-Term Investment Securities (cost $131,834,177)		80,007,001

SHORT-TERM INVESTMENT SECURITIES - 1.1%
Time Deposits - 1.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/02/09 (cost $927,000)	$927,000	927,000

REPURCHASE AGREEMENT - 0.3%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/27/09, to be repurchased 03/02/09 in the amount of $252,000 and collateralized by $255,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 3.38% and having an approximate value of $259,208

(cost $252,000)	252,000	252,000

TOTAL INVESTMENTS
(cost $133,013,177) (2)	99.6%	81,186,001
Other assets less liabilities	0.4	362,402

NET ASSETS	100.0%	$81,548,403

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 5 for cost of investments on a tax basis.

ADR-American Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2009	Unrealized Appreciation (Depreciation)
25 Long	S&P 500 E-mini Index	March 2009	$1,118,305	$917,750	$(200,555)

See Notes to Portfolio of Investments

AIG Retirement Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)(3)
COMMON STOCK - 93.8%
Australia - 0.9%

Alumina, Ltd.#	722,153	$550,168
Goodman Fielder, Ltd.#	5,034,421	3,687,402

		4,237,570

Austria - 1.1%

Telekom Austria AG	395,340	5,183,585

Brazil - 1.1%

Cia Vale do Rio Doce ADR	348,074	3,881,025
Empressa Brasileira de Aeronautica SA ADR#	134,612	1,455,156

		5,336,181

Canada - 0.8%

Biovail Corp.	372,030	3,953,660

China - 2.0%

China Shenhua Energy Co., Ltd.	1,558,238	3,003,902
China Telecom Corp., Ltd.	12,119,823	4,037,231
Shanghai Electric Group Co., Ltd.	9,848,968	2,444,705

		9,485,838

Finland - 1.0%

UPM-Kymmene Oyj	646,988	4,578,302

France - 8.5%

AXA SA	390,240	3,607,196
Cap Gemini SA	66,570	1,930,957
France Telecom SA	296,615	6,691,260
Sanofi-Aventis#	195,230	10,089,556
Thomson†#	885,290	759,004
Total SA	162,850	7,706,377
Vinci SA	55,454	1,801,656
Vivendi	299,580	7,176,015

		39,762,021

Germany - 5.5%

Bayerische Motoren Werke AG#	120,480	3,009,391
Celesio AG#	85,240	1,764,179
Deutsche Post AG	418,310	4,050,161
Infineon Technologies AG†#	1,473,030	885,476
Muenchener Rueckversicherungs AG	19,150	2,349,364
SAP AG	190,740	6,155,843
Siemens AG	147,695	7,527,148

		25,741,562

Hong Kong - 3.8%

Cheung Kong Holdings, Ltd.	564,488	4,568,199
Hang Lung Group, Ltd.	143,573	380,553
Hutchison Whampoa, Ltd.	802,341	4,178,864
Kingboard Chemical Holdings, Ltd.	128,000	206,723
Yue Yuen Industrial Holdings, Ltd.	4,541,672	8,449,303

		17,783,642

India - 1.8%

Gail India, Ltd. GDR†*	177,868	4,268,832
Reliance Industries, Ltd. GDR*	89,790	4,347,169

		8,616,001

Israel - 1.7%

Check Point Software Technologies, Ltd.†#	370,390	8,137,468

Italy - 1.3%

Autogrill SpA#	460,460	2,211,852
UniCredit SpA	2,939,132	3,746,135

		5,957,987

Japan - 7.5%

Ebara Corp.#	1,221,000	2,083,084
Mitsubishi UFJ Financial Group, Inc.	998,300	4,540,163
NGK Spark Plug Co., Ltd.#	443,000	3,423,489
NOK Corp.	134,200	964,454
Olympus Corp.#	259,000	3,402,298
Shinsei Bank, Ltd.#	2,098,637	1,835,973
Sumitomo Mitsui Financial Group, Inc.#	100,100	3,190,045
Sumitomo Rubber Industries, Inc.#	118,500	750,313
Takeda Pharmaceutical Co., Ltd.	109,254	4,413,455
Toyota Motor Corp.	170,500	5,444,783
USS Co., Ltd.	124,250	4,978,218

		35,026,275

Netherlands - 4.3%

ING Groep NV CVA#	1,543,610	7,098,711
Koninklijke Philips Electronics NV#	111,750	1,802,265
Randstad Holding NV#	250,990	3,675,475
Reed Elsevier NV	459,160	5,142,326
USG People NV	301,530	2,502,685

		20,221,462

Norway - 3.6%

Aker Solutions ASA#	855,650	4,597,276
StatoilHydro ASA	466,040	7,789,675
Telenor ASA	837,918	4,339,350

		16,726,301

Russia - 1.2%

Mobile Telesystems OJSC ADR	90,542	2,144,940
OAO Gazprom ADR (OTC US)	147,800	1,919,922
OAO Gazprom ADR (London)	126,800	1,633,019

		5,697,881

Singapore - 2.6%

Flextronics International, Ltd.†#	1,148,720	2,366,363
Singapore Telecommunications, Ltd.	3,825,999	6,023,184
United Overseas Bank, Ltd.#	620,387	3,958,766

		12,348,313

South Africa - 1.4%

African Bank Investments, Ltd.	957,920	1,992,432
Foschini, Ltd.	474,115	1,943,214
Massmart Holdings, Ltd.	365,443	2,613,644

		6,549,290

South Korea - 3.4%

Hana Financial Group, Inc.	220,580	2,589,609
KB Financial Group, Inc.†	146,837	2,791,088
Samsung Electronics Co., Ltd.	33,866	10,468,502

		15,849,199

Spain - 2.2%

Gamesa Corp. Tecnologica SA	65,529	873,818
Telefonica SA	495,904	9,235,460
Telefonica SA ADR	279	15,501

		10,124,779

Sweden - 1.9%

Husqvarna AB, Class A	29	97

Niscayah Group AB#	1,261,925	885,762
Telefonaktiebolaget LM Ericsson, Class B#	996,680	8,203,671

		9,089,530

Switzerland - 3.8%

Adecco SA	233,970	7,140,810
Novartis AG#	193,840	7,054,861
Swiss Reinsurance#	145,920	1,802,637
UBS AG†	212,579	1,998,052

		17,996,360

Taiwan - 8.7%

Chunghwa Telecom Co., Ltd. ADR#	636,262	9,766,622
Compal Electronics, Inc.	8,621,895	4,854,267
Lite-On Technology Corp.	10,902,015	6,327,226
Mega Financial Holding Co., Ltd.	18,343,000	4,921,483
Taiwan Semiconductor Manufacturing Co., Ltd.	11,909,069	14,930,428

		40,800,026

Thailand - 0.3%

Krung Thai Bank PCL(1)	11,650,100	1,333,280

Turkey - 0.7%

Turkcell Iletisim Hizmet AS ADR#	274,500	3,381,840

United Kingdom - 22.7%

Aviva PLC	924,468	3,788,381
BP PLC	1,790,792	11,448,728
BP PLC ADR#	180	6,905
British Sky Broadcasting Group PLC	1,437,470	9,639,914
Burberry Group PLC#	657,675	2,405,512
G4S PLC	938,920	2,494,213
GlaxoSmithKline PLC	643,471	9,821,578
HSBC Holdings PLC	810,775	5,808,206
Invesco, Ltd.	329,744	3,768,974
Kingfisher PLC#	5,116,465	9,226,189
Marks & Spencer Group PLC#	1,051,690	3,914,490
Old Mutual PLC	5,639,463	3,319,701
Pearson PLC	762,307	7,174,303
Persimmon PLC#	1,388,700	6,818,878
Premier Foods PLC#	7,956,260	3,402,749
Royal Bank of Scotland Group PLC†	2,551,629	837,708
Royal Dutch Shell PLC, Class A	167,235	3,672,660
Royal Dutch Shell PLC, Class B	354,545	7,483,225
SIG PLC#	585,890	1,078,368
Vodafone Group PLC	5,624,627	9,998,406
Yell Group PLC#	1,025,690	303,884

		106,412,972

Total Long-Term Investment Securities (cost $923,349,898)		440,331,325

SHORT-TERM INVESTMENT SECURITIES - 24.2%
Collective Investment Pool - 17.8%

Securities Lending Quality Trust(2)	87,356,986	83,679,257

U.S. Government Agencies - 6.4%

Federal Home Loan Bank Disc. Notes 0.12% due 03/02/09	$29,840,000	29,839,901

Total Short-Term Investment Securities
(cost $117,196,886)		113,519,158

TOTAL INVESTMENTS
(cost $1,040,546,784)(4)	118.0%	553,850,483
Liabilities in excess of other assets	(18.0)	(84,671,711)

NET ASSETS	100.0%	$469,178,772

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2009, the aggregate value of these securities was $8,616,001 representing 1.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security; see Note 1
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	A substantial number of the Portfolio’s holdings were valued using the fair value procedures at February 28, 2009. At February 28, 2009, the aggregate value of these securities was $393,930,837 representing 84.0% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(4)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt
CVA	- Certification Van Aandelen (Dutch Cert.)
GDR	- Global Depository Receipt

Industry Allocation*
Collective Investment Pool	17.8%
Oil Companies-Integrated	8.1
Medical-Drugs	7.5
U.S. Government Agencies	6.4
Banks-Commercial	5.4
Telecom Services	5.2
Telephone-Integrated	4.5
Cellular Telecom	3.3
Semiconductor Components-Integrated Circuits	3.2
Insurance-Multi-line	3.1
Multimedia	3.1
Human Resources	2.8
Electronic Components-Semiconductors	2.4
Diversified Financial Services	2.2
Television	2.1
Auto-Cars/Light Trucks	2.0
Retail-Building Products	2.0
Athletic Footwear	1.8
Wireless Equipment	1.7
Applications Software	1.7
Oil Companies-Exploration & Production	1.7
Diversified Manufacturing Operations	1.6
Building-Residential/Commercial	1.5
Building-Heavy Construction	1.4
Computers-Periphery Equipment	1.3
Enterprise Software/Service	1.3
Publishing-Books	1.2
Retail-Automobile	1.1
Real Estate Operations & Development	1.1
Computers	1.0
Paper & Related Products	1.0
Retail-Misc./Diversified	1.0
Auto/Truck Parts & Equipment-Original	0.9
Oil Refining & Marketing	0.9
Diversified Operations	0.9
Electronic Components-Misc.	0.9
Insurance-Reinsurance	0.9
Transport-Services	0.9
Retail-Major Department Stores	0.8
Diversified Minerals	0.8
Investment Companies	0.8
Food-Misc.	0.8
Food-Wholesale/Distribution	0.7
Photo Equipment & Supplies	0.7
Insurance-Life/Health	0.7
Coal	0.6
Security Services	0.5
Machinery-General Industrial	0.5
Apparel Manufacturers	0.5
Retail-Restaurants	0.5
Machinery-Pumps	0.4
Finance-Investment Banker/Broker	0.4
Finance-Consumer Loans	0.4
Computer Services	0.4
Medical-Wholesale Drug Distribution	0.4
Aerospace/Defense	0.3
Building Products-Air & Heating	0.2
Power Converter/Supply Equipment	0.2
Audio/Video Products	0.2
Rubber-Tires	0.2
Metal-Aluminum	0.1

118.0%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

AIG Retirement Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 - (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 94.8%
Australia - 1.4%

Caltex Australia, Ltd.#(1)	272,981	$1,620,130
Qantas Airways, Ltd.(1)	658,359	653,911

		2,274,041

Austria - 1.1%

OMV AG(1)	71,000	1,867,674

Bermuda - 1.7%
Bunge, Ltd.#	46,200	2,165,856
HongKong Land Holdings, Ltd.(1)	320,000	661,712

		2,827,568

Canada - 2.3%

Addax Petroleum Corp.	97,226	1,849,449
Alimentation Couche-Tard, Inc.	13,829	142,399
Biovail Corp.	132,000	1,402,798
ING Canada, Inc.(4)	2,090	53,556
Sino-Forest Corp.†	61,885	413,475

		3,861,677

Cayman Islands - 0.2%

Chaoda Modern Agriculture Holdings, Ltd.(1)	547,040	313,758

China - 1.0%

Bank of China, Ltd.(1)	6,112,000	1,680,200

Denmark - 0.9%

D/S Norden(1)	42,400	1,392,005

Finland - 0.8%

Nokia OYJ(1)	137,701	1,297,027

France - 1.5%

AXA SA(1)	106,892	988,060
Vallourec SA#(1)	10,394	819,997
Vivendi(1)	30,775	737,171

		2,545,228

Germany - 4.3%

Allianz SE(1)	20,739	1,404,871
Daimler AG(1)	16,465	374,686
Deutsche Lufthansa AG(1)	44,683	492,719
E.ON AG(1)	77,923	2,003,294
RWE AG(1)	29,591	1,866,062
Salzgitter AG(1)	15,897	986,644

		7,128,276

Greece - 2.3%

Alpha Bank A.E.(1)	62,694	332,844
OPAP SA(1)	134,555	3,467,825

		3,800,669

Japan - 9.1%
Astellas Pharma, Inc.(1)	47,600	1,579,928
Canon, Inc.(1)	148,700	3,755,505
INPEX Corp.(1)	103	695,915
MEDICEO Holdings Co., Ltd.#(1)	107,100	1,126,364
Mitsubishi Corp.(1)	73,000	913,470
Nippon Telegraph and Telephone Corp.(1)	104,300	4,471,725
Panasonic, Corp.(1)	78,000	903,607
Suzuken Co., Ltd.#(1)	59,400	1,615,179

		15,061,693

Mexico - 1.0%

Grupo Mexico SA de CV, Class B#	2,807,778	1,594,700

Norway - 2.5%

StatoilHydro ASA(1)	244,600	4,088,393

Singapore - 1.4%

DBS Group Holdings, Ltd.#(1)	360,000	1,802,959
Singapore Airlines, Ltd.(1)	73,000	476,212

		2,279,171

Spain - 0.8%

Banco Santander SA(1)	217,358	1,340,259

Sweden - 1.9%

Hennes & Mauritz AB, Class B#(1)	85,379	3,190,414

Switzerland - 4.4%

Credit Suisse Group AG(1)	10,229	251,201
Roche Holding, Ltd.†(1)	20,485	2,323,139
Swiss Life Holding†(1)	26,185	1,278,409
Zurich Financial Services AG(1)	24,493	3,478,322

		7,331,071

United Kingdom - 8.6%

Antofagasta PLC(1)	125,184	786,141
AstraZeneca PLC(1)	52,077	1,665,965
Invensys PLC†(1)	113,036	246,499
Man Group PLC, Class B(1)	957,768	2,336,582
Reckitt Benckiser Group PLC(1)	68,364	2,631,200
Royal Bank of Scotland Group PLC†(1)	1,756,170	576,556
Royal Dutch Shell PLC, Class A	250,700	5,526,976
United Utilities Group PLC(1)	64,463	466,329

		14,236,248

United States - 47.6%

Adobe Systems, Inc.†	188,186	3,142,706
AGCO Corp.†#	23,000	394,220
Altria Group, Inc.	101,100	1,560,984
Amgen, Inc.†	37,500	1,834,875
Apollo Group, Inc., Class A†	46,100	3,342,250
Bank of America Corp.	120,900	477,555
CenterPoint Energy, Inc.	198,000	2,043,360
CenturyTel, Inc.#	21,400	563,462
CIGNA Corp.	129,000	2,033,040
Colgate-Palmolive Co.	33,300	2,003,994
Eli Lilly & Co.	132,900	3,904,602
Embarq Corp.	75,454	2,638,626
ENSCO International, Inc.	53,900	1,324,862
Express Scripts, Inc.†	65,800	3,309,740
Exxon Mobil Corp.	105,054	7,133,167
Hudson City Bancorp, Inc.	275,900	2,861,083
Johnson & Johnson	48,200	2,410,000
L-3 Communications Holdings, Inc.	59,900	4,052,235
Lockheed Martin Corp.	15,400	971,894
Lorillard, Inc.	72,000	4,207,680
Microsoft Corp.	326,260	5,269,099
OfficeMax, Inc.	143,700	548,934
Oracle Corp.†	44,900	697,746
PepsiCo, Inc.	10,321	496,853
Pfizer, Inc.	351,500	4,326,965
Philip Morris International, Inc.	126,600	4,237,302
Quest Diagnostics, Inc.	23,367	1,070,910
RadioShack Corp.	284,967	2,088,808
Sohu.com, Inc.†#	38,000	1,877,200
Unum Group	42,300	430,614
Valero Energy Corp.	47,400	918,612
Verizon Communications, Inc.	221,400	6,316,542

Wyeth	11,200	457,184

		78,947,104

Total Common Stock (cost $244,785,645)		157,057,176

PREFERRED STOCK - 0.6%
Brazil - 0.6%

Usinas Siderurgicas de Minas Gerais SA, Class A (cost $1,146,046)	85,700	929,247

EXCHANGE TRADED FUNDS - 2.6%

iShares MSCI EAFE Index Fund	60,280	2,090,511
SPDR Trust, Series 1#	29,368	2,171,176

Total Exchange Traded Funds (cost $4,972,529)		4,261,687

Total Long-Term Investment Securities (cost $250,904,220)		162,248,110

SHORT-TERM INVESTMENT SECURITIES - 6.8%
Collective Investment Pool - 6.2%

Securities Lending Quality Trust(2)	10,781,445	10,327,547

U.S. Government Treasuries - 0.6%

United States Treasury Bill 0.88% due 05/15/09	$1,079,000	1,078,508

Total Short-Term Investment Securities (cost $11,858,468)		11,406,055

REPURCHASE AGREEMENT - 1.5%
Agreement with Bank of America Securities LLC, bearing interest at 0.21%, dated 02/27/09, to be repurchased 03/02/09 in the amount of $2,579,045 and collateralized by Federal Home Loan Bank Notes, bearing interest at 1.15%, due 12/11/09 and having an approximate value of $2,635,526 (cost $2,579,000)	2,579,000	2,579,000

TOTAL INVESTMENTS - (cost $265,341,688) (3)	106.3%	176,233,165
Liabilities in excess of other assets	(6.3)	(10,503,660)

NET ASSETS -	100.0%	$165,729,505

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Security was fair valued using fair value procedures at February 28, 2009. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Illiquid security. At February 28, 2009, the aggregate value of these securities was $53,556 representing 0.0% of net assets.

Open Forward Foreign Currency Contracts

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Apreciation
* AUD	1,271,300	USD	863,079	03/18/2009	$51,033
* CAD	2,480,400	USD	1,982,891	03/18/2009	33,260
* CHF	7,239,000	USD	6,325,519	03/18/2009	135,959
DKK	3,900,400	USD	677,625	03/18/2009	14,326
* EUR	7,039,300	USD	9,062,492	03/18/2009	139,304
* GBP	3,635,300	USD	5,263,890	03/18/2009	59,892
* JPY	183,361,800	USD	2,041,880	03/18/2009	162,582
* NOK	49,749,700	USD	7,292,628	03/18/2009	218,622
* SEK	35,979,300	USD	4,374,466	03/18/2009	380,215
* SGD	3,021,100	USD	2,004,761	03/18/2009	53,135
* USD	8,727,117	AUD	13,830,400	03/18/2009	107,084

					$1,355,412

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Apreciation
* AUD	8,481,900	USD	5,350,112	03/18/2009	$(67,722)
* GBP	1,024,500	USD	1,460,517	03/18/2009	(6,073)
* USD	5,689,081	CAD	7,081,100	03/18/2009	(123,234)
USD	5,535,083	CHF	6,395,500	03/18/2009	(66,741)
* USD	15,966,318	EUR	12,326,500	03/18/2009	(340,947)
* USD	8,696,124	GBP	6,009,400	03/18/2009	(93,559)
* USD	5,723,875	JPY	21,561,500	03/18/2009	(378,326)
* USD	3,648,351	NOK	24,889,500	03/18/2009	(109,265)
* USD	2,902,405	SEK	23,857,800	03/18/2009	(253,825)
* USD	521,935	SGD	797,700	03/18/2009	(6,622)

					(1,446,314)

	Net Unrealized Appreciation (Depreciation)				$(90,902)

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

Currency Legend

AUD - Australia Dollar

CAD - Canada Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro Dollar

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Industry Allocation*
Oil Companies-Integrated	11.2%
Medical-Drugs	9.5
Telephone-Integrated	6.9
Collective Investment Pool	6.2
Tobacco	6.0
Insurance-Multi-line	3.5
Banks-Commercial	3.5
Applications Software	3.2
Electronics-Military	2.4
Electric-Integrated	2.3
Office Automation & Equipment	2.3
Gambling (Non-Hotel)	2.1
Schools	2.0
Pharmacy Services	2.0
Retail-Apparel/Shoe	1.9
Electronic Forms	1.9
Savings & Loans/Thrifts	1.7
Medical-Wholesale Drug Distribution	1.7
Telecom Services	1.6
Soap & Cleaning Preparation	1.6
Repurchase Agreements	1.6
Oil Companies-Exploration & Production	1.5
Oil Refining & Marketing	1.5
Agricultural Operations	1.5
Medical Products	1.5
Finance-Other Services	1.4
Index Fund-Large Cap	1.3
Index Fund	1.3
Retail-Consumer Electronics	1.3
Gas-Distribution	1.2
Medical-HMO	1.2
Cosmetics & Toiletries	1.2
Steel-Producers	1.2
Web Portals/ISP	1.1
Medical-Biomedical/Gene	1.1
Insurance-Life/Health	1.0
Airlines	1.0
Non-Ferrous Metals	1.0
Transport-Marine	0.8
Oil & Gas Drilling	0.8
Wireless Equipment	0.8
U.S. Government Treasuries	0.7
Medical Labs & Testing Services	0.6
Aerospace/Defense	0.6
Import/Export	0.6
Audio/Video Products	0.5
Steel Pipe & Tube	0.5
Mining	0.5
Multimedia	0.4
Diversified Banking Institutions	0.4
Enterprise Software/Service	0.4
Real Estate Operations & Development	0.4
Retail-Office Supplies	0.3
Beverages-Non-alcoholic	0.3
Water	0.3
Forestry	0.3
Machinery-Farming	0.2
Auto-Cars/Light Trucks	0.2
Diversified Manufacturing Operations	0.2
Retail-Convenience Store	0.1

106.3%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

AIG Retirement Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Shares/Principal Amount	Market Value (Note 1)(3)
COMMON STOCK - 91.3%
Australia - 6.4%

CFS Retail Property Trust	2,500,464	$2,690,457
Commonwealth Property Office Fund	5,066,606	3,104,144
Dexus Property Group	4,146,324	1,818,949
Westfield Group	357,596	2,422,282

		10,035,832

Austria - 0.5%

Conwert Immobilien Invest SE†	170,030	839,217

Bermuda - 2.1%

Hongkong Land Holdings, Ltd.	1,623,000	3,356,121

Canada - 2.3%

Boardwalk Real Estate Investment Trust	89,000	1,786,016
First Capital Realty, Inc. (OTC US)	93,600	1,115,372
First Capital Realty, Inc. (Toronto)	54,200	645,867

		3,547,255

Cayman Islands - 0.5%

China Resources Land, Ltd.	684,000	727,284

Finland - 0.7%

Citycon Oyj	507,083	1,022,739

France - 6.1%

Klepierre	69,545	1,424,618
Unibail-Rodamco	63,568	8,055,679

		9,480,297

Hong Kong - 9.2%

Hang Lung Properties, Ltd.	1,147,000	2,168,743
Henderson Land Development Co., Ltd.	253,000	839,526
Hysan Development Co., Ltd.	1,891,953	2,876,982
Sun Hung Kai Properties, Ltd.	914,000	7,060,062
Wharf Holdings, Ltd.	666,000	1,392,613

		14,337,926

Japan - 10.8%

Japan Excellent, Inc.	271	931,420
Japan Real Estate Investment Corp.	136	1,013,252
Mitsubishi Estate Co., Ltd.	551,000	5,499,915
Mitsui Fudosan Co., Ltd.	559,000	5,576,954
Nippon Building Fund, Inc.	164	1,329,480
NTT Urban Development Corp.	535	376,728
Sumitomo Realty & Development Co., Ltd.	91,000	867,796
Tokyu REIT, Inc.	262	1,372,308

		16,967,853

New Zealand - 0.7%

Kiwi Income Property Trust	2,217,587	1,094,406

Singapore - 1.9%

Ascendas Real Estate Investment Trust	1,871,600	1,501,772
CapitaMall Trust	1,586,000	1,449,795

		2,951,567

Sweden - 2.2%

Castellum AB	177,012	1,096,664
Hufvudstaden AB	452,087	2,420,256

		3,516,920

United Kingdom - 5.1%

British Land Co. PLC	328,692	2,142,177
Derwent London PLC	321,304	2,733,564
Great Portland Estates PLC	369,517	1,213,976
Hammerson PLC	80,734	279,463
Land Securities Group PLC	206,801	1,620,773
Unite Group PLC	101,630	58,121

		8,048,074

United States - 42.8%

Acadia Realty Trust	42,442	426,118
Alexandria Real Estate Equities, Inc.	13,300	531,468
AMB Property Corp.	32,400	385,884
AvalonBay Communities, Inc.	51,916	2,202,277
Boston Properties, Inc.	91,660	3,399,669
BRE Properties, Inc.	39,199	741,645
Camden Property Trust	99,700	1,873,363
DCT Industrial Trust, Inc.	357,900	1,045,068
Digital Realty Trust, Inc.	111,900	3,344,691
EastGroup Properties, Inc.	24,400	599,996
Equity Residential	189,446	3,334,250
Essex Property Trust, Inc.	48,300	2,627,520
Federal Realty Investment Trust	87,109	3,582,793
HCP, Inc.	142,800	2,608,956
Health Care REIT, Inc.	88,343	2,718,314
Highwoods Properties, Inc.	59,500	1,123,955
Home Properties, Inc.	27,700	735,158
Host Hotels & Resorts, Inc.	381,200	1,410,440
Kimco Realty Corp.	133,710	1,183,334
Liberty Property Trust	88,100	1,609,587
Mack-Cali Realty Corp.	72,100	1,231,468
Mid-America Apartment Communities, Inc.	52,347	1,353,170
Nationwide Health Properties, Inc.	131,200	2,658,112
Omega Healthcare Investors, Inc.	49,340	647,834
Plum Creek Timber Co., Inc.	74,229	1,947,027
ProLogis	175,279	1,014,865
Public Storage	70,682	3,921,437
Rayonier, Inc.	51,200	1,361,920
Regency Centers Corp.	19,600	528,808
Senior Housing Properties Trust	154,400	1,948,528
Simon Property Group, Inc.	145,545	4,817,540
SL Green Realty Corp.	67,361	782,735
Tanger Factory Outlet Centers, Inc.	43,800	1,208,880
The Macerich Co.	66,810	762,970
Ventas, Inc.	127,962	2,760,140
Vornado Realty Trust	82,700	2,706,771
Washington Real Estate Investment Trust	103,796	1,780,101

		66,916,792

Total Common Stock (cost $201,060,131)		142,842,283

PREFERRED STOCK - 0.9%
United States - 0.9%

BRE Properties, Inc. 6.75%	3,600	59,328
Equity Residential 6.48%	2,500	43,250
Kimco Realty Corp. 7.75%	6,600	84,150
PS Business Parks, Inc. 6.70%	24,000	348,000
Public Storage 6.63%	23,100	396,627
Public Storage 6.75%	18,900	313,740

Realty Income Corp. 6.75%%	6,900	114,885

Total Preferred Stock (cost $1,574,654)		1,359,980

ASSET BACKED SECURITIES - 1.4%
United States - 1.4%

Bear Stearns Commercial Mtg. Securities Trust(1) Series 2004-PWR6, Class A4 4.52% due 11/11/41	$428,000	371,959
Bear Stearns Commercial Mtg. Securities Trust(1) Series 2006-T24, Class A2 5.48% due 10/12/41	400,000	328,646
Bear Stearns Commercial Mtg. Securities, Inc.(1) Series 2004-PWR6, Class A6 4.83% due 11/11/41	300,000	234,253
Bear Stearns Commercial Mtg. Securities, Inc.(1)(2) Series 2006-T22, Class A4 5.46% due 04/12/38	168,000	124,779
Credit Suisse First Boston Mortgage Securities Corp.*(1)(2) Series 2001-SPGA, Class A2 6.52% due 08/13/18	685,000	567,306
DLJ Commercial Mtg. Corp.*(1)(2) Series 1998-CG1, Class B4 7.24% due 06/10/31	340,000	273,829
JP Morgan Chase Commercial Mortgage Securities Corp.(1)(2) Series 2005-LDP5, Class AJ 5.30% due 12/15/44	25,000	11,244
LB-UBS Commercial Mortgage Trust(1) Series 2005-C1, Class A4 4.74% due 02/15/30	390,000	303,064
Morgan Stanley Capital I(1)(2) Series 2005-HQ7, Class AJ 5.21% due 11/14/42	80,000	39,565

Total Asset Backed Securities (cost $2,375,393)		2,254,645

CORPORATE BONDS & NOTES - 0.9%
United States - 0.9%

Camden Property Trust 7.63% due 02/15/11	315,000	284,264
Federal Realty Investment Trust Senior Notes 6.00% due 07/15/12	135,000	111,068
Federal Realty Investment Trust Senior Notes 5.40% due 12/01/13	304,000	231,336
HCP, Inc. Senior Notes 6.45% due 06/25/12	125,000	102,868
Liberty Property LP Senior Notes 7.25% due 03/15/11	288,000	255,627
Mack-Cali Realty L.P. Senior Notes 5.05% due 04/15/10	120,000	106,739
Nationwide Health Properties, Inc. Notes 6.25% due 02/01/13	50,000	45,464
Nationwide Health Properties, Inc. Notes 6.50% due 07/15/11	360,000	325,917

Total Corporate Bonds & Notes (cost $1,467,151)		1,463,283

RIGHTS - 0.1%
United Kingdom - 0.1%

Hammerson PLC Expires 03/20/09† (cost $202,707)	113,027	148,056

Total Long-Term Investment Securities (cost $206,680,036)		148,068,247

SHORT-TERM INVESTMENT SECURITIES - 5.1%
Time Deposits - 5.1%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/02/09 (cost $7,957,000)	7,957,000	7,957,000

TOTAL INVESTMENTS - (cost $214,637,036)(4)	99.7%	156,025,247
Liabilities in excess of other assets	0.3	459,348

NET ASSETS -	100.0%	$156,484,595

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2009, the aggregate value of these securities was $841,135 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Variable Rate Security-the rate reflected is as of February 28, 2009, maturity date reflects the stated maturity date.
(3)	A substantial number of the Fund’s holdings were valued using the fair value procedures at February 28, 2009. At February 28, 2009, the aggregate value of these securities was $72,378,236 representing 46.3% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(4)	See Note 5 for cost of investments on a tax basis.

Industry Allocation*
Real Estate Investment Trusts	51.9%
Real Estate Operations & Development	19.7
Real Estate Management/Services	14.1
Time Deposits	5.1
Property Trust	4.4
Diversified Financial Services	1.4
Forestry	1.3
Diversified Operations	0.9
Paper & Related Products	0.9

99.7%

* Calculated as a percentage of net assets

See Notes to Portfolio of Investments

AIG Retirement Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 - (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)(7)
COMMON STOCK - 96.4%
Australia - 3.1%

AGL Energy, Ltd.	30,396	$255,766
Alumina, Ltd.	33,891	25,820
Amcor, Ltd.	24,691	69,210
AMP, Ltd.	38,895	118,883
Australia and New Zealand Banking Group, Ltd.	51,010	428,723
BHP Billiton, Ltd.	80,666	1,467,745
BlueScope Steel, Ltd.	26,728	37,492
Brambles, Ltd.	36,753	107,437
Commonwealth Bank of Australia	37,690	709,162
CSL, Ltd.	12,827	297,714
Fortescue Metals Group, Ltd.†	27,256	44,962
GPT Group	60,919	17,832
Incitec Pivot, Ltd.	26,840	36,793
Leighton Holdings, Ltd.	3,312	39,713
Macquarie Goodman Group	17,411	2,836
Macquarie Group, Ltd.	5,363	57,011
Macquarie Infrastructure Group	31,356	20,397
National Australia Bank, Ltd.	46,707	526,968
Newcrest Mining, Ltd.	9,699	190,633
Orica, Ltd.	10,104	85,896
Origin Energy, Ltd.	22,042	190,062
QBE Insurance Group, Ltd.	20,337	244,839
Santos, Ltd.	16,695	163,063
Sims Group, Ltd.	4,655	50,439
Transurban Group	22,307	63,135
Westfield Group	54,087	366,374
Westpac Banking Corp.	74,612	795,195
Woodside Petroleum, Ltd.	13,318	302,464
WorleyParsons, Ltd.	5,543	55,238

		6,771,802

Austria - 0.4%

Oesterreichische Elektrizitaetswirtschafts AG	7,329	226,987
OMV AG	27,647	727,262
Voestalpine AG	2,683	41,571

		995,820

Belgium - 0.3%

Belgacom SA	6,039	198,026
Colruyt SA	570	129,948
Fortis	35,636	59,958
Solvay SA	2,478	141,672
Umicore	4,793	72,634

		602,238

Bermuda - 0.8%

Accenture, Ltd., Class A	13,120	382,973
Brookfield Infrastructure Partners LP	283	3,288
Cheung Kong Infrastructure Holdings, Ltd.	106,000	401,559
Cooper Industries, Ltd., Class A	12,010	253,291
Esprit Holdings, Ltd.	19,000	101,841
Li & Fung, Ltd.	98,000	214,520
Mongolia Energy Co., Ltd.†	52,000	13,861
Noble Group, Ltd.	382,000	261,795
NWS Holdings, Ltd.	15,000	19,059
SeaDrill, Ltd.	9,200	70,131

		1,722,318

Canada - 4.6%

Agnico-Eagle Mines, Ltd.	2,200	110,588
Agrium, Inc.	3,000	104,158
Alimentation Couche Tard, Inc.	4,600	46,851
Bank of Montreal	9,000	200,134
Bank of Nova Scotia	23,500	530,329
Barrick Gold Corp.	18,400	556,108
Brookfield Asset Management, Inc.	9,200	121,924
Canadian Imperial Bank of Commerce	7,400	250,990
Canadian Natural Resources, Ltd.	12,500	401,863
Canadian Oil Sands Trust	7,800	122,622
Canadian Pacific Railway, Ltd.	3,500	99,041
Canadian Tire Corp., Ltd., Class A	500	15,810
Enbridge, Inc.	8,100	242,580
Enerplus Resources Fund	1,000	16,947
Ensign Energy Services, Inc.	900	7,145
Fairfax Financial Holdings, Ltd.	200	48,555
Finning International, Inc.	33,900	304,890
First Quantum Minerals, Ltd.	1,700	44,872
Fortis, Inc.	2,900	58,082
George Weston Ltd.	2,100	99,850
Gildan Activewear, Inc.†	600	4,462
Goldcorp, Inc.	14,800	429,970
Harvest Energy Trust	270	1,339
Husky Energy, Inc.	6,200	134,999
Imperial Oil, Ltd.	8,200	256,145
Kinross Gold Corp.	13,200	208,760
Loblaw Cos., Ltd.	3,400	83,276
Magna International, Inc.	2,600	66,707
Manulife Financial Corp.	31,700	321,435
Nexen, Inc.	12,300	168,035
Penn West Energy Trust	8,300	73,136
Petro-Canada	13,100	289,143
Potash Corp. of Saskatchewan	6,800	570,747
Power Corp. of Canada	4,400	61,864
Research In Motion, Ltd.†	9,800	391,630
Rogers Communications, Inc.	10,500	246,942
Royal Bank of Canada	32,700	794,752
Shaw Communications, Inc., Class B	6,200	91,621
Shoppers Drug Mart Corp.	12,800	435,353
Sino-Forest Corp.†	2,600	17,372
Sun Life Financial, Inc.	12,600	197,191
Suncor Energy, Inc.	26,000	540,764
Talisman Energy, Inc.	27,700	260,191
Teck Cominco, Ltd.	13,100	46,028
TELUS Corp.	2,200	58,657
TELUS Corp. (non-voting)	2,900	72,534
Thomson Corp.	3,700	91,729
Toronto-Dominion Bank	17,600	517,265
TransAlta Corp.	17,500	289,833
Yamana Gold, Inc.	10,700	93,526

		10,198,745

Cayman Islands - 0.0%

Kingboard Chemical Holdings, Ltd.	3,000	4,845
Lee & Man Paper Manufactoring, Ltd.	4,000	1,880
Noble Corp.	4,101	100,844

		107,569

Denmark - 0.3%

Danisco A/S	2,300	80,785
Danske Bank A/S†	7,200	45,426
FLSmidth & Co. A/S	2,950	69,105
Novo-Nordisk A/S, Class B	6,750	328,026
Vestas Wind Systems A/S†	5,050	220,815

		744,157

Finland - 0.5%

Kesko Oyj, Class B	2,088	44,630
Kone Oyj, Class B	5,771	119,677
Neste Oil Oyj†	56,166	700,747
Outokumpu Oyj	4,588	46,645
Rautaruukki Oyj	4,720	78,898
Sampo Oyj, Class A	3,769	49,780

		1,040,377

France - 3.4%

Aeroports de Paris	1,196	57,755
Atos Origin SA	3,291	80,118
AXA SA	36,798	340,144
BNP Paribas	16,566	543,620
Cie Generale de Geophysique-Veritas†	5,960	65,174
Credit Agricole SA	20,710	203,531
Eiffage SA	1,607	58,872
Essilor International SA	2,360	81,763
France Telecom SA	56,053	1,264,485
Groupe Danone	17,063	818,033
Hermes International	2,616	222,536
Imerys SA	1,632	54,575
Lagardere SCA	4,320	141,151
Legrand SA	14,851	223,497
Neopost SA	1,461	106,522
Peugeot SA	2,822	48,647
PPR	2,662	159,604
Publicis Groupe	7,693	179,690
Sanofi-Aventis	23,363	1,207,408
Societe Generale	10,547	331,997
Technip SA	3,615	118,269
Vallourec SA	2,155	170,011
Vivendi	40,819	977,761

		7,455,163

Germany - 3.4%

Allianz SE	10,084	683,095
BASF SE	38,929	1,079,953
Bayerische Motoren Werke AG	10,367	258,951
Beiersdorf AG	7,319	306,048
Bilfinger Berger AG	1,067	37,154
Celesio AG	2,542	52,611
Commerzbank AG	18,176	64,039
Deutsche Boerse AG	3,794	174,488
Deutsche Telekom AG	97,416	1,179,310
Fraport AG	2,190	68,441
Fresenius Medical Care AG	4,023	165,687
Fresenius SE	839	38,118
GEA Group AG	11,214	120,909
Hamburger Hafen und Logistik AG	2,459	55,950
HeidelbergCement AG	13,299	353,729
Henkel AG & Co. KGaA	2,030	43,792
Hochtief AG	1,566	43,397
Infineon Technologies AG†	37,386	22,474
K+S AG	3,224	145,173
Linde AG	7,431	479,724
Merck KGaA	496	37,217
Metro AG	9,322	271,446
Muenchener Rueckversicherungs AG	4,639	569,123
Puma AG Rudolf Dassler Sport	1,004	151,770
Q-Cells SE†	1,988	32,978
Salzgitter AG	1,866	115,813
SAP AG	20,731	669,061
Solarworld AG	2,690	46,935
TUI AG	9,123	51,430
Wacker Chemie AG	955	60,051

		7,378,867

Greece - 0.3%

Coca-Cola Hellenic Bottling Co. SA	4,181	51,116
Hellenic Petroleum SA	68,751	504,491
National Bank of Greece SA	2,945	36,407
Public Power Corp. SA	4,412	66,890

		658,904

Hong Kong - 0.9%

BOC Hong Kong Holdings, Ltd.	116,000	114,998
Hang Lung Properties, Ltd.	56,000	105,884
Hang Seng Bank, Ltd.	16,000	176,903
Henderson Land Development Co., Ltd.	34,000	112,822
Hong Kong & China Gas Co., Ltd.	108,000	162,930
Hong Kong Exchanges & Clearing, Ltd.	21,800	172,209
HongKong Electric Holdings, Ltd.	86,500	532,425
MTR Corp., Ltd.	35,500	78,509
New World Development Co., Ltd.	64,000	57,256
Sino Land Co., Ltd.	42,000	32,327
Sun Hung Kai Properties, Ltd.	54,000	417,115
Swire Pacific, Ltd., Class A	11,500	70,091
Wharf Holdings, Ltd.	20,000	41,820

		2,075,289

Ireland - 0.1%

CRH PLC	10,293	213,465

Israel - 0.1%

Teva Pharmaceutical Industries, Ltd. ADR	3,004	133,918

Italy - 2.3%

A2A SpA	128,184	184,211
Assicurazione Generali SpA	21,665	325,956
Atlantia SpA	2,442	31,930
Banca Intesa SpA	57,494	96,131
Bulgari SpA	12,295	49,919
ENI SpA	76,963	1,537,416
Intesa Sanpaolo SpA	143,443	349,143
Luxottica Group SpA	14,007	184,048
Mediaset SpA	9,225	40,987
Parmalat SpA	37,782	70,096
Pirelli & C. SpA	128,214	27,654
Prysmian SpA	9,683	79,698
Saipem SpA	11,789	183,134
Snam Rete Gas SpA	83,173	413,079
Telecom Italia SpA (Chi-X)	205,364	251,340
Telecom Italia SpA (Milan)	243,047	232,899
Terna Rete Elettrica Nazionale SpA	199,336	621,716
UniCredit SpA	225,708	287,681

		4,967,038

Japan - 18.2%

ACOM Co., Ltd.	740	18,128
Aeon Co., Ltd.	37,000	218,285
Aeon Mall Co., Ltd.	1,000	10,541
Aisin Seiki Co., Ltd.	10,600	159,791
Ajinomoto Co., Inc.	31,000	213,171
Amada Co., Ltd.	18,000	86,988
Asahi Glass Co., Ltd.	53,000	227,963
Astellas Pharma, Inc.	14,000	464,685
Canon Marketing Japan, Inc.	5,600	77,773
Canon, Inc.	30,000	757,667
Casio Computer Co., Ltd.	2,300	15,788
Central Japan Railway Co.	57	344,893
Chugai Pharmaceutical Co., Ltd.	5,100	86,528
Chuo Mitsui Trust Holdings, Inc.	17,000	51,345
Coca-Cola West Japan Co., Ltd.	9,000	143,072
Cosmo Oil Co., Ltd.	9,000	24,887
Dai Nippon Printing Co., Ltd.	26,000	218,969
Daido Steel Co., Ltd.	15,000	31,881
Daihatsu Motor Co., Ltd.	46,000	347,280
Daiichi Sankyo Co., Ltd.	19,000	302,054
Daito Trust Construction Co., Ltd.	1,200	37,731
Daiwa House Industry Co., Ltd.	15,000	97,497
Daiwa Securities Group, Inc.	46,000	157,285
Denso Corp.	25,700	481,382
Dentsu, Inc.	7,300	105,729
East Japan Railway Co.	11,300	670,335
Eisai Co., Ltd.	6,800	208,678
Fast Retailing Co., Ltd.	1,600	160,341
Fuji Television Network, Inc.	12	13,658
FUJIFILM Holdings Corp.	18,900	351,872
Fujitsu, Ltd.	57,000	193,869
Furukawa Electric Co., Ltd.	18,000	46,456
Hankyu Hanshin Holdings, Inc.	42,000	192,895
Haseko Corp.	10,500	3,573
Hino Motors, Ltd.	13,000	23,880
Hitachi Construction Machinery Co., Ltd.	6,400	73,433
Hitachi Metals, Ltd.	15,000	85,538
Hoya Corp.	14,400	260,628
Ibiden Co., Ltd.	2,300	43,943
Idemitsu Kosan Co., Ltd.	700	53,284
Isetan Mitsukoshi Holdings, Ltd.†	9,300	65,994
Isuzu Motors, Ltd.	251,000	242,135
Ito En, Ltd.	5,000	63,221
J Front Retailing Co., Ltd.	11,000	33,231
Japan Airlines Corp.†	25,000	47,512
JGC Corp.	6,000	68,240
JSR Corp.	4,000	46,750
JTEKT Corp.	11,500	61,083
Jupiter Telecommunications Co.	164	130,328
Kao Corp.	22,000	417,837
Kawasaki Kisen Kaisha, Ltd.	19,000	59,523
KDDI Corp.	83	433,103
Keihin Electric Express Railway Co., Ltd.	4,000	28,172
Keyence Corp.	1,400	265,989
Kikkoman Corp.	3,000	22,817
Kintetsu Corp.	41,000	165,919
Konica Minolta Holdings, Inc.	9,500	71,948
Kubota Corp.	44,000	209,034
Kuraray Co., Ltd.	9,000	65,687
Kurita Water Industries, Ltd.	3,000	50,595
Kyocera Corp.	5,700	333,322
Makita Corp.	2,300	44,950
Maruichi Steel Tube, Ltd.	3,000	62,880
Mazda Motor Corp.	200,000	248,882
Mitsubishi Chemical Holdings Corp.	47,000	158,932
Mitsubishi Estate Co., Ltd.	31,000	309,433
Mitsubishi Materials Corp.	56,000	129,377
Mitsubishi Motors Corp.†	308,000	356,997
Mitsubishi Tanabe Pharma Corp.	3,000	35,684
Mitsui Chemicals, Inc.	20,000	42,347
Mitsui Fudosan Co., Ltd.	26,000	259,393
Mitsui O.S.K. Lines, Ltd.	37,000	188,482
Mitsui Sumitomo Insurance Group Holdings, Inc.	10,300	240,645
Mizuho Financial Group, Inc.	226,000	426,678
Murata Manufacturing Co., Ltd.	6,100	231,383
NGK Insulators, Ltd.	8,000	105,008
NGK Spark Plug Co., Ltd.	4,000	30,912
Nidec Corp.	2,800	115,924
Nikon Corp.	9,000	83,853
Nintendo Co., Ltd.	2,300	651,934
Nippon Building Fund, Inc.	10	81,066
Nippon Electric Glass Co., Ltd.	6,000	38,603
Nippon Express Co., Ltd.	20,000	57,544
Nippon Meat Packers, Inc.	4,000	38,698
Nippon Mining Holdings, Inc.	27,000	93,016
Nippon Sheet Glass Co., Ltd.	14,000	27,587
Nippon Telegraph and Telephone Corp.	17,500	750,289
Nippon Yusen Kabushiki Kaisha	39,000	161,208
Nipponkoa Insurance Co., Ltd.	6,000	44,174
Nisshin Seifun Group, Inc.	4,500	45,256
Nisshin Steel Co., Ltd.	51,000	77,648
Nissin Food Products Co., Ltd.	2,400	72,153
Nitori Co., Ltd.	150	7,958
Nitto Denko Corp.	4,700	84,726
NOK Corp.	1,400	10,061
Nomura Holdings, Inc.	59,000	244,672
Nomura Real Estate Holdings, Inc.	600	7,553
Nomura Research Institute, Ltd.	2,700	42,320
NSK, Ltd.	22,000	68,230
NTN Corp.	12,000	26,410
NTT Data Corp.	44	109,502
NTT DoCoMo, Inc.	488	763,395
Obayashi Corp.	9,000	38,049
Odakyu Electric Railway Co., Ltd.	14,000	102,592
Olympus Corp.	4,000	52,545
Ono Pharmaceutical Co., Ltd.	700	32,446
ORACLE Corp.	1,000	31,101
Oriental Land Co., Ltd.	2,500	163,715
ORIX Corp.	2,330	46,901
Osaka Gas Co., Ltd.	108,000	385,635
Panasonic Electric Works Co., Ltd.	29,000	175,768
Panasonic, Corp.	57,000	660,328
Rakuten, Inc.	165	84,633
Resona Holdings, Inc.	12,900	220,328

Rohm Co., Ltd.	3,500	167,697
Sanyo Electric Co., Ltd.†	20,000	27,926
Secom Co., Ltd.	7,700	263,692
Sekisui Chemical Co., Ltd.	10,000	42,484
Sekisui House, Ltd.	18,000	117,617
Sharp Corp.	34,000	264,694
Shimamura Co., Ltd.	300	15,383
Shimizu Corp.	14,000	52,455
Shin-Etsu Chemical Co., Ltd.	12,500	557,345
Shinsei Bank, Ltd.	12,000	10,498
Shionogi & Co., Ltd.	4,000	64,905
Shiseido Co., Ltd.	15,000	218,937
Showa Shell Sekiyu K.K.	6,200	51,000
SMC Corp.	3,800	345,038
Softbank Corp.	16,800	201,894
Sompo Japan Insurance, Inc.	21,000	103,135
Sony Financial Holdings, Inc.	14	35,514
Stanley Electric Co., Ltd.	2,100	20,990
Sumco Corp.	2,600	32,332
Sumitomo Chemical Co., Ltd.	51,000	152,098
Sumitomo Electric Industries, Ltd.	45,500	351,788
Sumitomo Metal Industries, Ltd.	137,000	255,595
Sumitomo Mitsui Financial Group, Inc.	16,600	529,018
Sumitomo Realty & Development Co., Ltd.	10,000	95,362
Sumitomo Rubber Industries, Inc.	3,800	24,061
T&D Holdings, Inc.	5,550	123,487
Takashimaya Co., Ltd.	6,000	30,789
Takeda Pharmaceutical Co., Ltd.	22,800	921,035
TDK Corp.	3,800	124,101
Teijin, Ltd.	20,000	34,539
Terumo Corp.	3,500	107,492
The Bank of Yokohama, Ltd.	23,000	97,620
The Chiba Bank, Ltd.	12,000	56,477
The Sumitomo Trust & Banking Co., Ltd.	36,000	118,795
THK Co., Ltd.	4,400	50,169
Tobu Railway Co., Ltd.	11,000	54,784
Toho Co., Ltd.	1,800	26,775
Toho Gas Co., Ltd.	18,000	92,745
Tokio Marine Holdings, Inc.	18,000	405,407
Tokyo Broadcasting System, Inc.	1,100	14,358
Tokyo Electron, Ltd.	4,100	136,775
Tokyo Gas Co., Ltd.	95,000	380,260
Tokyo Steel Manufacturing Co., Ltd.	3,500	34,523
Tokyu Corp.	34,000	131,313
TonenGeneral Sekiyu K.K.	15,000	140,778
Toppan Printing Co., Ltd.	20,000	119,267
Toray Industries, Inc.	39,000	147,070
Toyo Seikan Kaisha, Ltd.	3,900	49,466
Toyo Suisan Kaisha, Ltd.	2,000	47,316
Toyoda Gosei Co., Ltd.	1,600	21,484
Toyota Boshoku Corp	2,600	24,873
Toyota Industries Corp.	17,800	378,681
Trend Micro, Inc.	2,500	56,216
Uni-Charm Corp.	2,000	130,254
UNY Co., Ltd.	10,000	73,058
USS Co., Ltd.	6,280	251,615
West Japan Railway Co.	61	215,909
Yahoo! Japan Corp.	482	139,051
Yakult Honsha Co., Ltd.	3,100	49,186
Yamada Denki Co., Ltd.	2,750	99,714
Yamaha Motor Co., Ltd.	66,000	560,658
Yamato Kogyo Co., Ltd.	2,600	52,458
Yamato Transport Co., Ltd.	12,000	117,101
Yamazaki Baking Co., Ltd.	3,000	37,515

		28,170,512

Luxembourg - 0.1%

Millicom International Cellular SA SDR	2,275	89,791
SES SA FDR	9,387	173,734

		263,525

Mauritius - 0.0%

Golden Agri-Resources, Ltd.	94,000	17,103

Netherlands - 1.8%

Aegon NV	30,031	107,939
ASML Holding NV	23,080	356,151
ING Groep NV	49,260	226,536
Koninklijke (Royal) KPN NV	57,320	739,255
Koninklijke Ahold NV	52,788	591,611
Randstad Holding NV	2,793	40,901
Reed Elsevier NV	15,522	173,837
STMicroelectronics NV	34,043	150,363
TNT NV	10,756	156,176
Unilever NV	62,834	1,213,867
Wolters Kluwer NV	9,228	146,780

		3,903,416

Netherlands Antilles - 0.7%

Schlumberger, Ltd.	42,471	1,616,446

New Zealand - 0.1%

Contact Energy, Ltd.	66,942	198,337

Norway - 0.6%

Norsk Hydro ASA	18,900	60,907
Orkla ASA	13,900	83,520
Renewable Energy Corp. AS†	7,950	54,492
StatoilHydro ASA	62,600	1,046,334
Yara International ASA	3,080	65,693

		1,310,946

Portugal - 0.0%

Portugal Telecom SGPS SA	7,087	57,885

Singapore - 0.4%

CapitaLand, Ltd.	38,000	47,926
DBS Group Holdings, Ltd.	50,000	250,411
Jardine Cycle & Carriage, Ltd.	6,000	33,890
Oversea-Chinese Banking Corp.	46,000	131,882
Singapore Airlines, Ltd.	34,000	221,798
United Overseas Bank, Ltd.	34,000	216,958

		902,865

Spain - 1.9%

Abertis Infraestructuras SA	11,786	164,201
Acerinox SA	7,846	90,193
Banco Bilbao Vizcaya Argentaria SA	112,200	817,938
Banco Santander SA	205,565	1,267,542

Cintra Concesiones de Infraestructuras de Transporte SA	6,568	31,194
Enagas	9,284	149,771
Gamesa Corp. Tecnologica SA	10,385	138,482
Gas Natural SDG SA	18,461	332,845
Grupo Ferrovial SA	5,689	139,779
Iberdrola Renovables†	42,223	171,710
Industria de Diseno Textil SA	10,857	410,953
Red Electrica Corp. SA	9,243	373,760
Sacyr Vallehermoso SA	5,574	38,932
Zardoya Otis SA	2,323	40,169

		4,167,469

Sweden - 1.1%

Alfa Laval AB	17,400	121,483
Assa Abloy AB, Class B	12,200	103,858
Atlas Copco AB, Class A	39,600	274,641
Atlas Copco AB, Class B	8,600	53,754
Electrolux AB, Class B	20,000	137,181
Hennes & Mauritz AB, Class B	14,700	549,305
Holmen AB	2,800	46,543
Husqvarna AB, Class B	16,200	58,568
Nordea Bank AB	73,000	364,251
Sandvik AB	43,000	230,313
Securitas AB, Class B	7,400	51,592
Skanska AB, Class B	23,000	162,220
Svenska Cellulosa AB, Class B	10,800	70,241
Svenska Handelsbanken AB, Class A	5,600	67,376
Tele2 AB, Class B	11,400	84,843

		2,376,169

Switzerland - 3.8%

ACE, Ltd.	5,079	185,434
Credit Suisse Group AG	24,439	600,166
Geberit AG	2,340	210,469
Givaudan SA	265	152,687
Julius Baer Holding AG	2,858	66,232
Kuehne & Nagel International AG	3,359	161,747
Lindt + Spruengli AG	107	169,041
Logitech International SA†	14,513	123,337
Lonza Group AG	2,150	206,620
Novartis AG	52,123	1,897,031
Roche Holding, Ltd.	15,132	1,716,072
Sulzer AG	3,096	120,651
Swatch Group AG, Class B	3,263	362,985
Swiss Reinsurance	5,819	71,886
Swisscom AG	1,161	348,577
Syngenta AG	2,953	628,487
Transocean, Ltd.†	2,832	169,269
UBS AG†	56,140	527,666
Zurich Financial Services AG	3,970	563,791

		8,282,148

United Kingdom - 9.5%

Anglo American PLC	37,631	533,856
Antofagasta PLC	29,000	182,117
Associated British Foods PLC	28,599	265,723
AstraZeneca PLC	31,839	1,018,543
Aviva PLC	89,986	368,754
Barclays PLC	188,588	247,408
BG Group PLC	105,282	1,502,332
BHP Billiton PLC	63,882	1,004,684
British Airways PLC	21,764	42,584
Bunzl PLC	8,950	74,149
Burberry Group PLC	10,381	37,970
Cable & Wireless PLC	64,403	126,725
Cadbury PLC	92,753	711,635
Carnival PLC	8,421	172,024
Compass Group PLC	89,338	394,974
Eurasian Natural Resources Corp.	19,129	90,833
Experian PLC	40,198	238,601
FirstGroup PLC	19,426	74,659
GlaxoSmithKline PLC	126,163	1,925,681
Home Retail Group PLC	27,865	84,474
HSBC Holdings PLC	277,799	1,942,402
ICAP PLC	17,336	57,953
International Power PLC	77,378	262,546
Invensys PLC†	84,414	184,083
Johnson Matthey PLC	4,713	65,923
Kazakhmys PLC	22,741	84,663
Kingfisher PLC	79,226	142,863
Legal & General Group PLC	153,553	87,550
Lonmin PLC	7,013	100,682
Man Group PLC, Class B	31,029	75,699
Mondi PLC	25,391	44,626
Old Mutual PLC	146,652	86,327
Pearson PLC	28,835	271,375
Prudential PLC	62,845	250,958
Reckitt Benckiser Group PLC	28,350	1,091,137
Reed Elsevier PLC	5,291	39,504
Rexam PLC	24,913	93,080
Royal & Sun Alliance Insurance Group PLC	83,721	164,619
Royal Bank of Scotland Group PLC†	329,859	108,294
Sage Group PLC	75,759	185,040
Severn Trent PLC	25,217	391,064
Shire PLC	10,435	124,200
Smith & Nephew PLC	13,165	93,318
Standard Chartered PLC	44,646	422,752
Standard Life PLC	34,014	84,226
The Capita Group PLC	3,842	36,459
Thomas Cook Group PLC	26,170	79,645
Thomson Reuters PLC	4,572	95,033
Tomkins PLC	101,488	163,333
TUI Travel PLC	44,965	142,047
Tullow Oil PLC	88,775	925,410
Unilever PLC	58,033	1,123,995
United Utilities Group PLC	81,295	588,093
Vodafone Group PLC	1,254,331	2,229,714

		20,936,339

United States - 43.1%

Aetna, Inc.	4,375	104,431
AFLAC, Inc.	5,284	88,560
Air Products & Chemicals, Inc.	14,525	671,781
Allegheny Energy, Inc.	22,437	530,411
Allergan, Inc.	16,900	654,706
Allstate Corp.	11,590	195,060
Amazon.com, Inc.†#	5,173	335,159
American Express Co.	53,353	643,437

American Tower Corp., Class A†	19,683	573,169
American Water Works Co.	11,116	206,202
Amgen, Inc.†	31,431	1,537,919
Analog Devices, Inc.	11,579	215,833
Annaly Capital Management, Inc.	6,787	94,339
Apache Corp.	23,320	1,377,979
Apollo Group, Inc., Class A†	4,099	297,177
Apple, Inc.†	17,303	1,545,331
Applied Materials, Inc.	60,148	553,963
Archer-Daniels-Midland Co.	13,199	351,885
Automatic Data Processing, Inc.	29,531	1,008,484
Ball Corp.	7,501	302,215
Bank of America Corp.	134,635	531,808
BB&T Corp.#	30,710	495,352
Best Buy Co., Inc.	4,238	122,139
Biogen Idec, Inc.†	2,471	113,765
BlackRock, Inc.#	618	59,829
Boston Scientific Corp.†	39,946	280,421
Bristol-Myers Squibb Co.	89,391	1,645,688
C.H. Robinson Worldwide, Inc.#	7,943	328,681
Calpine Corp.†#	7,028	39,568
Capital One Financial Corp.#	10,355	124,778
Cardinal Health, Inc.	5,480	177,826
Caterpillar, Inc.#	18,956	466,507
Celgene Corp.†	4,598	205,669
CenturyTel, Inc.#	15,385	405,087
Chesapeake Energy Corp.#	15,522	242,764
Chubb Corp.	16,776	654,935
Cisco Systems, Inc.†	160,624	2,340,292
Citigroup, Inc.#	122,979	184,468
Clorox Co.	6,306	306,472
CME Group, Inc.	1,267	231,101
Colgate-Palmolive Co.	29,301	1,763,334
ConAgra Foods, Inc.	8,025	121,017
Costco Wholesale Corp.	18,986	803,867
CSX Corp.	28,298	698,395
Cummins, Inc.	4,821	100,277
CVS Caremark Corp.	38,105	980,823
Danaher Corp.#	27,615	1,401,737
Deere & Co.	12,467	342,718
Dell, Inc.†	32,195	274,623
Devon Energy Corp.	32,153	1,404,121
Diamond Offshore Drilling, Inc.#	1,978	123,902
DPL, Inc.#	24,177	485,958
Dun & Bradstreet Corp.	919	67,978
eBay, Inc.†	15,517	168,670
Ecolab, Inc.	10,394	330,321
El Paso Corp.	43,205	291,634
Eli Lilly & Co.	51,423	1,510,808
Embarq Corp.	20,009	699,715
EMC Corp.†#	50,999	535,489
EOG Resources, Inc.	15,378	769,515
EQT Corp.	2,858	87,883
Expeditors International of Washington, Inc.	4,685	129,072
Express Scripts, Inc.†	5,569	280,121
Fluor Corp.	5,301	176,258
Forest Laboratories, Inc.†	23,612	506,241
Franklin Resources, Inc.	6,875	314,875
Frontier Communications Corp.#	22,719	163,577
Genentech, Inc.†	13,678	1,170,153
General Mills, Inc.	16,999	892,107
Genuine Parts Co.	4,412	124,154
Gilead Sciences, Inc.†	20,363	912,262
Google, Inc., Class A†	4,636	1,566,922
H&R Block, Inc.	6,662	127,244
H.J. Heinz Co.	19,528	637,980
Halliburton Co.	27,124	442,392
Harsco Corp.	3,934	81,276
Hess Corp.	15,718	859,617
Hewlett-Packard Co.	69,390	2,014,392
Jacobs Engineering Group, Inc.†	3,733	125,951
JPMorgan Chase & Co.	85,496	1,953,584
Kellogg Co.	19,357	753,374
Kimberly-Clark Corp.	32,543	1,533,101
King Pharmaceuticals, Inc.†	8,758	64,284
Kohl’s Corp.†	8,044	282,666
Kraft Foods, Inc., Class A	74,302	1,692,600
Liberty Media Corp. - Entertainment, Series A†	3,288	56,948
Lowe’s Cos., Inc.	45,912	727,246
Marsh & McLennan Cos., Inc.	18,672	334,789
Mastercard, Inc., Class A#	1,598	252,532
McDonald’s Corp.	40,494	2,115,811
Medco Health Solutions, Inc.†	11,785	478,235
Medtronic, Inc.	52,064	1,540,574
Merck & Co., Inc.	77,365	1,872,233
MetLife, Inc.	16,198	299,015
Microsoft Corp.	187,166	3,022,731
Mirant Corp.†	17,576	214,954
Murphy Oil Corp.	22,120	924,837
National-Oilwell Varco, Inc.†	7,527	201,197
News Corp., Class A	68,927	383,234
NIKE, Inc., Class B	19,380	804,851
Noble Energy, Inc.	6,960	316,958
Norfolk Southern Corp.	26,930	854,220
Northern Trust Corp.	3,949	219,367
NRG Energy, Inc.†#	12,979	245,303
OGE Energy Corp.	9,060	198,595
Omnicom Group, Inc.#	4,570	109,817
Oracle Corp.†	114,240	1,775,290
PACCAR, Inc.#	20,513	514,261
Paychex, Inc.	9,328	205,776
Pepco Holdings, Inc.	49,036	735,540
Pitney Bowes, Inc.	11,930	230,130
PNC Financial Services Group, Inc.	10,907	298,197
Praxair, Inc.#	18,949	1,075,356
Precision Castparts Corp.	12,386	686,556
Prudential Financial, Inc.	8,061	132,281
Public Storage#	2,214	122,833
QUALCOMM, Inc.	63,952	2,137,915
Quest Diagnostics, Inc.	1,688	77,361
Questar Corp.	11,363	327,595
Qwest Communications International, Inc.#	49,325	167,212
R.R. Donnelley & Sons Co.	6,897	53,728
Safeway, Inc.	26,489	490,046
Sara Lee Corp.	31,380	241,940

Schering-Plough Corp.	62,791	1,091,935
Seagate Technology(2)(3)(4)	22,401	0
Sigma-Aldrich Corp.	2,742	97,889
Simon Property Group, Inc.	1,336	44,222
Southern Copper Corp.#	16,421	225,132
Southwest Airlines Co.	8,876	52,280
Southwestern Energy Co.†	12,669	364,487
Spectra Energy Corp.	62,926	818,038
Sprint Nextel Corp.†	43,673	143,684
St. Jude Medical, Inc.†	12,891	427,466
Staples, Inc.	18,837	300,450
State Street Corp.	8,747	221,037
Stericycle, Inc.†#	5,242	251,511
Stryker Corp.	15,811	532,356
SunTrust Banks, Inc.	4,823	58,021
Symantec Corp.†	5,120	70,810
Synthes, Inc.	1,738	201,303
Sysco Corp.	29,264	629,176
T. Rowe Price Group, Inc.#	7,179	163,250
Target Corp.	19,869	562,491
TECO Energy, Inc.	7,446	71,407
Telephone and Data Systems, Inc.	1,760	51,920
Tesoro Corp.#	9,435	139,261
The AES Corp.†	34,687	218,528
The Bank of New York Mellon Corp.	33,828	749,967
The Charles Schwab Corp.	28,546	362,820
The Coca-Cola Co.	62,026	2,533,762
The DIRECTV Group, Inc.†#	18,101	360,934
The Gap, Inc.	9,921	107,048
The Mosaic Co.	4,580	197,169
The Sherwin-Williams Co.#	6,647	305,430
The Travelers Cos., Inc.	35,371	1,278,662
The Walt Disney Co.	81,494	1,366,654
The Western Union Co.	16,206	180,859
Time Warner Cable, Inc., Class A#	13,270	241,912
Time Warner, Inc.	121,518	927,182
TJX Cos., Inc.	13,342	297,126
UnitedHealth Group, Inc.	27,504	540,454
US Bancorp	48,388	692,432
Viacom, Inc., Class B†	8,927	137,387
Visa, Inc., Class A#	7,226	409,786
Walgreen Co.	37,131	885,946
Watson Pharmaceuticals, Inc.†#	9,365	264,749
WellPoint, Inc.†	14,871	504,424
Williams Cos., Inc.	28,890	326,457
Windstream Corp.	11,233	83,798
WW Grainger, Inc.#	3,858	255,245
Yahoo!, Inc.†	20,581	272,287
Zimmer Holdings, Inc.†	4,526	158,501

		94,635,288

Total Common Stock (cost $356,731,028)		211,904,118

PREFERRED STOCK - 0.3%
Germany - 0.3%

Bayerische Motoren Werke AG	11,759	177,942
Fresenius SE	1,454	73,658
Henkel AG & Co KGaA	15,658	367,982

Total Preferred Stock (cost $905,684)		619,582

RIGHTS - 0.0%
Belgium - 0.0%

Fortis Expires 07/04/14†	40,145	0

Singapore - 0.0%

CapitaLand Ltd. Expires 03/12/09	19,000	8,347

Total Rights (cost $31,258)		8,347

Total Long-Term Investment Securities (cost $357,667,970)		212,532,047

SHORT-TERM INVESTMENT SECURITIES - 4.3%
Collective Investment Pool - 3.7%
Securities Lending Quality Trust(5)	8,365,223	8,013,048

U.S. Government Treasuries - 0.6%
United States Treasury Bills
0.01% due 03/19/09@	$700,000	699,952
0.03% due 05/14/09@	300,000	299,940
0.03% due 05/28/09@	200,000	199,950
0.08% due 06/04/09@	100,000	99,993
0.23% due 04/09/09@	100,000	100,000

		1,399,835

Total Short-Term Investment Securities (cost $9,765,223)		9,412,883

REPURCHASE AGREEMENT - 0.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/27/09, to be repurchased 03/02/09 in the amount of $1,223,001 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $1,262,262 (cost $1,223,000)	1,223,000	1,223,000

TOTAL INVESTMENTS - (cost $368,656,193)(6)	101.6%	223,167,930
Liabilities in excess of other assets	(1.6)	(3,409,951)

NET ASSETS -	100.0%	$219,757,979

†	Non-income producing security
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
#	The security or a portion thereof is out on loan.
(2)	Fair valued security; see Note 1
(3)	Illiquid security. At February 28, 2009, the aggregate value of these securities was $0.00, representing 0.0% of net assets.

(4)	To the extent permitted by the Statement of Additional Information, the Global Social Awareness Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2009, the Global Social Awareness Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Seagate Technology Common Stock	11/22/2000	22,401	$0	$0	$0.00	0.00%

(5)	The security is purchased with the cash collateral received from securities loaned.
(6)	See Note 5 for cost of investments on a tax basis.
(7)	A substantial number of the portfolio’s holdings were valued using the fair value procedures at February 28, 2009. At February 28, 2009, the aggregate value of these securities was $105,045,507 representing 47.8% of net assets. See Note 1 regarding fair value procedures for foreign equity securities.

ADR  - American Depository Receipt

SDR   - Swedish Depository Receipt

FDR   - Fiduciary Depository Receipts

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2009	Unrealized Appreciation (Depreciation)
49 Long	S & P 500 Index	March 2009	$9,744,125	$8,993,950	$(750,175)

Industry Allocation*
Medical-Drugs	8.1%
Banks-Commercial	6.8
Food-Misc.	4.1
Collective Investment Pool	3.8
Oil Companies-Integrated	3.6
Oil Companies-Exploration & Production	3.4
Telephone-Integrated	3.0
Multimedia	2.0
Medical-Biomedical/Gene	1.9
Computers	1.9
Electric-Integrated	1.8
Transport-Rail	1.7
Insurance-Multi-line	1.5
Diversified Banking Institutions	1.5
Applications Software	1.5
Insurance-Property/Casualty	1.4
Diversified Minerals	1.4
Cellular Telecom	1.4
Cosmetics & Toiletries	1.3
Beverages-Non-alcoholic	1.3
Wireless Equipment	1.2
Enterprise Software/Service	1.2
Networking Products	1.1
Chemicals-Diversified	1.1
Commercial Services-Finance	1.1
Oil-Field Services	1.1
Retail-Drug Store	1.1
Medical Instruments	1.0
Industrial Gases	1.0
Retail-Restaurants	1.0
Diversified Manufacturing Operations	0.9
Web Portals/ISP	0.9
Consumer Products-Misc.	0.9
Auto-Cars/Light Trucks	0.8
Pipelines	0.8
Oil Refining & Marketing	0.8
Agricultural Chemicals	0.7
Insurance-Life/Health	0.7
Food-Retail	0.7
Gas-Distribution	0.7
Soap & Cleaning Preparation	0.7
Finance-Investment Banker/Broker	0.6
U.S. Government Treasuries	0.6
Retail-Discount	0.6
Mining	0.6
Real Estate Operations & Development	0.6
Retail-Apparel/Shoe	0.6
Repurchase Agreements	0.6
Banks-Fiduciary	0.5
Water	0.5
Banks-Super Regional	0.5
Medical-HMO	0.5
Medical Products	0.5
Office Automation & Equipment	0.5
Cable/Satellite TV	0.5
Semiconductor Equipment	0.5
Telecom Services	0.5
Electric-Transmission	0.5
Electronic Components-Misc.	0.4
Athletic Footwear	0.4
Metal Processors & Fabrication	0.4
Retail-Building Products	0.4
Machinery-Construction & Mining	0.4
Chemicals-Specialty	0.4
Auto/Truck Parts & Equipment-Original	0.4
Transport-Services	0.4
Distribution/Wholesale	0.4
Steel-Producers	0.4
Pharmacy Services	0.3
Building-Heavy Construction	0.3
Real Estate Investment Trusts	0.3
Machinery-General Industrial	0.3
Non-Ferrous Metals	0.3
Food-Wholesale/Distribution	0.3
Retail-Major Department Stores	0.3
Audio/Video Products	0.3
Computers-Memory Devices	0.3
Finance-Other Services	0.3
Toys	0.3
Finance-Credit Card	0.3
Insurance-Reinsurance	0.3
Machine Tools & Related Products	0.3
Building Products-Cement	0.3
Recreational Vehicles	0.3
Photo Equipment & Supplies	0.3
Diversified Operations	0.3
Electric Products-Misc.	0.3
Machinery-Farming	0.3
Auto-Heavy Duty Trucks	0.2
Investment Management/Advisor Services	0.2
Independent Power Producers	0.2
Building & Construction Products-Misc.	0.2
Wire & Cable Products	0.2
Oil & Gas Drilling	0.2
Computer Services	0.2
Machinery-Electrical	0.2
Containers-Metal/Glass	0.2
Engineering/R&D Services	0.2
Gas-Transportation	0.2
Retail-Jewelry	0.2
Transport-Marine	0.2
Medical-Generic Drugs	0.2
Food-Catering	0.2
Printing-Commercial	0.2
Electronic Components-Semiconductors	0.2
Agricultural Operations	0.2
Real Estate Management/Services	0.2
Airlines	0.2
Power Converter/Supply Equipment	0.2
Metal-Copper	0.2
E-Commerce/Products	0.2
Insurance Brokers	0.2
Energy-Alternate Sources	0.1
Coatings/Paint	0.1
Retail-Office Supplies	0.1
Schools	0.1
Retail-Misc./Diversified	0.1
Public Thoroughfares	0.1
Advertising Services	0.1
Retail-Regional Department Stores	0.1
Travel Services	0.1
Electronic Measurement Instruments	0.1
Optical Supplies	0.1
Apparel Manufacturers	0.1
Electronic Security Devices	0.1
Building-Residential/Commercial	0.1
Electric-Distribution	0.1
Building Products-Doors & Windows	0.1
E-Commerce/Services	0.1
Retail-Automobile	0.1
Hazardous Waste Disposal	0.1
Textile-Products	0.1
Dialysis Centers	0.1
Steel Pipe & Tube	0.1
Medical-Wholesale Drug Distribution	0.1

Retail-Consumer Electronics	0.1
Electric-Generation	0.1
Semiconductor Components-Integrated Circuits	0.1
Publishing-Books	0.1
Building & Construction-Misc.	0.1
Oil Field Machinery & Equipment	0.1
Computers-Integrated Systems	0.1
Diversified Operations/Commercial Services	0.1
Transport-Truck	0.1
Satellite Telecom	0.1
Cruise Lines	0.1
Food-Confectionery	0.1
Resorts/Theme Parks	0.1
Paper & Related Products	0.1
Publishing-Periodicals	0.1
Metal-Diversified	0.1
Appliances	0.1
Internet Security	0.1
Airport Development/Maintenance	0.1
Computers-Periphery Equipment	0.1
Filtration/Separation Products	0.1
Miscellaneous Manufacturing	0.1
Food-Dairy Products	0.1
Advertising Agencies	0.1
Platinum	0.1

101.7%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments.

AIG Retirement Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Shares/ Principal Amount(6)	Market Value (Note 1)
COMMON STOCK - 48.2%
Australia - 0.1%

Alumina, Ltd.#(1)	323,481	$246,442

Austria - 0.5%

Telekom Austria AG(1)	120,080	1,574,454

Bermuda - 1.5%

Accenture, Ltd., Class A	84,340	2,461,885
Covidien, Ltd.	25,291	800,966
Invesco, Ltd.	62,094	709,734
Tyco Electronics, Ltd.	25,291	239,759
Tyco International, Ltd.†	25,291	507,084

		4,719,428

Brazil - 0.6%

Cia Vale do Rio Doce ADR	125,110	1,394,976
Petroleo Brasileiro SA ADR	20,810	465,728

		1,860,704

Cayman Islands - 0.2%

Seagate Technology	161,636	695,035

China - 0.3%

China Telecom Corp., Ltd.(1)	2,536,000	844,766

Denmark - 0.2%

Vestas Wind Systems A/S†#(1)	16,068	702,583

France - 3.7%

AXA SA(1)	119,489	1,104,501
France Telecom SA ADR	153,242	3,440,283
Sanofi-Aventis(1)	47,002	2,429,080
Total SA(1)	66,840	3,162,998
Vivendi(1)	55,790	1,336,370

		11,473,232

Germany - 2.9%

Bayerische Motoren Werke AG#(1)	55,255	1,380,178
Deutsche Post AG(1)	144,737	1,401,373
E.ON AG(1)	63,567	1,634,221
Merck KGaA(1)	19,110	1,433,898
SAP AG ADR#	29,010	932,381
Siemens AG ADR	39,400	1,994,428

		8,776,479

Hong Kong - 0.9%

Cheung Kong Holdings, Ltd.(1)	190,324	1,540,224
Swire Pacific, Ltd., Class A(1)	220,766	1,345,532

		2,885,756

Ireland - 0.2%

CRH PLC(1)	24,010	494,179

Israel - 0.5%

Check Point Software Technologies, Ltd.†	73,229	1,608,841

Italy - 1.0%

ENI SpA(1)	97,234	1,942,350
Intesa Sanpaolo SpA(1)	401,765	977,904

		2,920,254

Japan - 2.7%

AIFUL Corp.(1)	49	51
FUJIFILM Holdings Corp.(1)	80,707	1,502,567
Mitsubishi UFJ Financial Group, Inc.(1)	116,000	527,556
Nintendo Co., Ltd.(1)	7,124	2,019,294
Nomura Holdings, Inc.(1)	6	25
Olympus Corp.#(1)	67,000	880,131
Takeda Pharmaceutical Co., Ltd.(1)	47,679	1,926,054
Toyota Motor Co. ADR#	21,910	1,383,397

		8,239,075

Netherlands - 1.3%
ING Groep NV(1)	119,487	549,494
Koninklijke Philips Electronics NV(1)	98,376	1,586,574
Reed Elsevier NV(1)	155,953	1,746,583

		3,882,651

Norway - 0.4%

Telenor ASA(1)	241,162	1,248,913

Singapore - 1.6%

DBS Group Holdings, Ltd.(1)	329,095	1,648,180
Singapore Telecommunications, Ltd.(1)	1,667,000	2,624,320
Venture Corp., Ltd.(1)	193,962	611,811

		4,884,311

South Africa - 0.5%

Sasol, Ltd. ADR#	63,630	1,599,022

South Korea - 0.8%

Samsung Electronics Co., Ltd.(1)	7,582	2,343,713

Spain - 1.0%

Telefonica SA ADR	56,803	3,155,975

Switzerland - 1.9%

ACE, Ltd.	57,657	2,105,057
Adecco SA(1)	26,910	821,299
Novartis AG#(1)	43,790	1,593,749
Roche Holding AG(1)	6,360	721,267
Swiss Reinsurance(1)	51,330	634,110

		5,875,482

Taiwan - 0.8%

Chunghwa Telecom Co., Ltd. ADR	63,800	979,330
Lite-On Technology Corp.(1)	1,517,262	880,577
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	383,000	480,168

		2,340,075

United Kingdom - 9.1%

Aviva PLC(1)	220,880	905,145
BAE Systems PLC(1)	378,499	2,004,329
BP PLC(1)	426,865	2,728,994
British Sky Broadcasting Group PLC(1)	255,698	1,714,753
Compass Group PLC(1)	429,640	1,899,489
G4S PLC(1)	855,503	2,272,618
GlaxoSmithKline PLC(1)	126,106	1,924,811
HSBC Holdings PLC(1)	88,253	632,224
Kingfisher PLC(1)	813,980	1,467,797
National Grid PLC(1)	114,673	1,024,045
Pearson PLC(1)	206,609	1,944,460
Rolls-Royce Group PLC†(1)	268,827	1,105,220
Royal Dutch Shell PLC, Class B(1)	142,106	2,999,369
Unilever PLC(1)	101,385	1,963,645
Vodafone Group PLC ADR	163,547	2,902,959

Wolseley PLC(1)		144,960	368,984

			27,858,842

United States - 15.5%

Abbott Laboratories		39,799	1,884,085
Amgen, Inc.†		66,240	3,241,123
AON Corp.		51,160	1,956,358
Boston Scientific Corp.†		182,961	1,284,386
Bristol-Myers Squibb Co.		88,390	1,627,260
Cisco Systems, Inc.†		141,870	2,067,046
Comcast Corp., Special Class A		171,115	2,079,047
Dr. Pepper Snapple Group, Inc.†		151,400	2,127,170
El Paso Corp.#		156,326	1,055,201
Home Depot, Inc.		20,410	426,365
Merck & Co., Inc.		100,530	2,432,826
Microsoft Corp.		126,124	2,036,903
News Corp., Class A		206,437	1,147,790
Oracle Corp.†		132,880	2,064,955
Pfizer, Inc.		223,479	2,751,026
PG&E Corp.		64,820	2,477,420
Quest Diagnostics, Inc.		65,980	3,023,863
Target Corp.#		60,653	1,717,086
The Bank of New York Mellon Corp.		61,870	1,371,658
The Gap, Inc.		116,950	1,261,891
The Progressive Corp.†		150,810	1,744,872
Time Warner, Inc.		194,916	1,487,209
Torchmark Corp.#		24,500	504,700
United Parcel Service, Inc., Class B		35,370	1,456,537
Viacom, Inc., Class B†		90,980	1,400,182
Watson Pharmaceuticals, Inc.†#		107,040	3,026,021

			47,652,980

Total Common Stock (cost $243,153,682)			147,883,192

FOREIGN GOVERNMENT AGENCIES - 37.5%
Argentina - 0.8%

Republic of Argentina Senior Bonds 1.68% due 08/03/12(2)		$8,923,000	2,418,133

Australia - 2.1%

New South Wales Treasury Corp. Local Government Guar. Bonds 5.50% due 03/01/17	AUD	2,575,000	1,649,656
New South Wales Treasury Corp. Local Government Guar. Bonds 6.00% due 05/01/12	AUD	2,510,000	1,679,412
Queensland Treasury Corp. Local Government Guar. 6.00% due 07/14/09	AUD	2,140,000	1,383,353
Queensland Treasury Corp. Local Government Guar. 6.00% due 08/14/13	AUD	525,000	352,206
Queensland Treasury Corp. Local Government Guar. 6.00% due 09/14/17	AUD	1,050,000	691,886
Queensland Treasury Corp. Local Government Guar. 7.13% due 09/18/17*	NZD	1,250,000	721,715

			6,478,228

Brazil - 2.7%

Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/15	BRL	1,700,000	1,228,914
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/45	BRL	4,750,000	3,195,077
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	1,815,000	741,914
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	2,950,000	1,141,432
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	5,200,000	1,908,350

			8,215,687

Canada - 0.1%

Province of Ontario Notes 6.25% due 06/16/15	NZD	528,000	280,305

France - 2.3%

Government of France Bonds 4.25% due 10/25/17	EUR	5,200,000	6,962,155

Germany - 0.4%

Kreditanstalt fuer Wiederaufbau Government Guar. Notes 6.50% due 11/15/11	NZD	2,059,000	1,103,180

Hungary - 1.0%

Republic of Hungary Notes 3.50% due 07/18/16	EUR	120,000	114,663
Republic of Hungary Notes 3.88% due 02/24/20#	EUR	450,000	402,211
Republic of Hungary Bonds 4.38% due 07/04/17	EUR	635,000	631,338
Republic of Hungary Bonds 5.75% due 06/11/18#	EUR	1,860,000	2,030,723

			3,178,935

Indonesia - 3.2%

Republic of Indonesia Bonds 6.88% due 01/17/18*(7)		230,000	174,800
Republic of Indonesia Senior Bonds 7.75% due 01/17/38(7)		220,000	154,000

Republic of Indonesia Senior Bonds 7.75% due 01/17/38*(7)		1,008,000	685,440
Republic of Indonesia Senior Bonds 8.50% due 10/12/35*(7)		100,000	74,000
Republic of Indonesia Bonds 9.00% due 09/15/18	IDR	2,780,000,000	171,815
Republic of Indonesia Bonds 9.50% due 07/15/23	IDR	7,720,000,000	440,064
Republic of Indonesia Bonds 10.00% due 02/15/28	IDR	6,235,000,000	354,212
Republic of Indonesia Bonds 10.25% due 07/15/22	IDR	1,280,000,000	79,093
Republic of Indonesia Bonds 10.25% due 07/15/27	IDR	1,640,000,000	95,701
Republic of Indonesia Bonds 10.75% due 05/15/16	IDR	39,900,000,000	2,907,504
Republic of Indonesia Bonds 11.00% due 11/15/20	IDR	21,782,000,000	1,469,267
Republic of Indonesia Bonds 11.63% due 03/04/19*		1,020,000	1,020,000
Republic of Indonesia Bonds 12.80% due 06/15/21	IDR	15,947,000,000	1,199,169
Republic of Indonesia Bonds 12.90% due 06/15/22	IDR	8,530,000,000	636,520
Republic of Indonesia Bonds 14.28% due 12/15/13	IDR	4,200,000,000	368,600

			9,830,185

Luxembourg - 0.8%

European Investment Bank Senior Notes 4.50% due 05/15/13	NOK	8,500,000	1,252,469
European Investment Bank Senior Notes 6.50% due 09/10/14	NZD	2,400,000	1,332,772

			2,585,241

Malaysia - 2.4%

Government of Malaysia Bonds 3.46% due 07/31/13	MYR	6,960,000	1,871,004
Government of Malaysia Bonds 3.76% due 04/28/11	MYR	900,000	249,809
Government of Malaysia Bonds 3.81% due 02/15/17	MYR	5,615,000	1,474,110
Government of Malaysia Bonds 4.24% due 02/07/18	MYR	13,060,000	3,592,752
Government of Malaysia Bonds 7.00% due 03/15/09	MYR	970,000	262,090

			7,449,765

Mexico - 5.6%

United Mexican States Bonds 7.75% due 12/14/17	MXN	19,000,000	1,190,400
United Mexican States Bonds 8.00% due 12/19/13	MXN	32,400,000	2,106,000
United Mexican States Bonds 8.00% due 12/17/15	MXN	53,000,000	3,437,831
United Mexican States Bonds 9.00% due 12/20/12	MXN	4,600,000	313,120
United Mexican States Bonds 10.00% due 12/05/24	MXN	109,200,000	7,964,932
United Mexican States Bonds 10.00% due 11/20/36	MXN	29,000,000	2,082,745

			17,095,028

Netherlands - 0.2%

Government of the Netherlands Bonds 4.50% due 07/15/17	EUR	430,000	577,492

New Zealand - 0.8%

Government of New Zealand Bonds 7.00% due 07/15/09#	NZD	4,490,000	2,282,683

Norway - 0.9%

Kingdom of Norway Bonds 6.00% due 05/16/11	NOK	16,000,000	2,447,971
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	2,050,000	331,745

			2,779,716

Poland - 2.6%

Government of Poland Bonds 5.75% due 09/23/22	PLN	1,590,000	414,894
Government of Poland Bonds 6.00% due 05/24/09	PLN	23,500,000	6,447,060

Government of Poland Bonds 6.25% due 10/24/15	PLN	4,150,000	1,157,769

			8,019,723

Russia - 1.1%

Russian Federation Bonds 7.50% due 03/31/30*(4)(7)		3,935,680	3,463,398

South Africa - 0.5%

Republic of South Africa Senior Notes 4.50% due 04/05/16	EUR	275,000	285,180
Republic of South Africa Bonds 5.25% due 05/16/13	EUR	500,000	595,843
Republic of South Africa Bonds 5.88% due 05/30/22		700,000	612,500
Republic of South Africa Senior Notes 6.50% due 06/02/14		120,000	118,800

			1,612,323

South Korea - 6.1%

KDICB Redemption Fund Bond Bonds 5.28% due 02/15/13	KRW	1,104,000,000	716,971
Republic of South Korea Bonds 4.75% due 12/10/11	KRW	4,059,000,000	2,715,511
Republic of South Korea Bonds 5.00% due 09/10/16	KRW	80,000,000	51,788
Republic of South Korea Bonds 5.25% due 09/10/12	KRW	6,755,000,000	4,573,639
Republic of South Korea Bonds 5.25% due 03/10/27	KRW	6,982,000,000	4,504,563
Republic of South Korea Bonds 5.50% due 09/10/17	KRW	7,412,000,000	4,977,087
Republic of South Korea Bonds 5.75% due 12/10/10	KRW	1,881,000,000	1,280,466

			18,820,025

Sweden - 3.9%

Kingdom of Sweden Bonds 4.00% due 12/01/09	SEK	12,160,000	1,385,502
Kingdom of Sweden Bonds 5.25% due 03/15/11	SEK	56,600,000	6,802,507
Kingdom of Sweden Bonds 5.50% due 10/08/12	SEK	27,480,000	3,452,749
Svensk Exportkredit AB Senior Notes 7.63% due 06/30/14	NZD	715,000	373,713

			12,014,471

Total Foreign Government Agencies
(cost $146,733,810)			115,166,673

MUNICIPAL BONDS & NOTES - 1.3%
United States - 1.3%

Bay Area Toll Authority California Revenue Bonds Series F-1 5.00% due 04/01/39		380,000	362,934
Chicago Board of Education/IL General Obligation Series C-AGC-ICC 5.25% due 12/01/26		155,000	159,393
City of Chicago IL General Obligation Series A 5.00% due 01/01/25		300,000	305,358
Las Vegas Valley Water District General Obligation Series I 5.00% due 06/01/26		250,000	250,245
Lewisville Independent School District/TX General Obligation 5.00% due 08/15/26		345,000	354,798
Los Angeles Unified School District/CA General Obligation Series I 5.00% due 07/01/26		115,000	113,030
Los Angeles Unified School District/CA General Obligation Series I 5.00% due 07/01/27		125,000	122,349
Metropolitan Transportation Authority/NY Revenue Bonds Series B-AGC-ICC 5.25% due 11/15/20		270,000	290,790
Metropolitan Transportation Authority/NY Revenue Bonds Series A 5.50% due 11/15/21		260,000	287,310
Metropolitan Water District of Southern California Revenue Bonds Series A 5.00% due 07/01/37		125,000	124,241
Palomar Pomerado Health General Obligation Series A 5.13% due 08/01/37		1,310,000	1,278,351

Regional Transportation District/CO Revenue Bonds Series A 5.00% due 11/01/27		370,000	376,094

Total Municipal Bonds & Notes (cost $4,078,416)			4,024,893

Total Long-Term Investment Securities (cost $393,965,908)			267,074,758

SHORT-TERM INVESTMENT SECURITIES - 11.2%
Collective Investment Pool - 5.4%
Securities Lending Quality Trust(3)		17,407,320	16,674,472

Foreign Government Treasuries - 1.6%

Egypt Treasury Bills 8.07% due 04/15/09	EGP	25,000	4,406
Egypt Treasury Bills 8.25% due 04/15/09	EGP	25,000	4,406
Egypt Treasury Bills 11.20% due 06/30/09	EGP	1,850,000	318,645
Egypt Treasury Bills 11.30% due 06/30/09	EGP	1,850,000	318,646
Egypt Treasury Bills 11.40% due 06/30/09	EGP	1,850,000	318,646
Egypt Treasury Bills 11.99% due 08/11/09	EGP	2,525,000	429,408
Egypt Treasury Bills 12.25% due 08/19/09	EGP	5,475,000	929,107
Egypt Treasury Bills 12.30% due 08/19/09	EGP	5,475,000	929,108
Egypt Treasury Bills 13.55% due 09/01/09	EGP	6,225,000	1,051,892
Egypt Treasury Bills 14.75% due 09/22/09	EGP	3,900,000	654,803

			4,959,067

Time Deposits - 0.6%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/02/09		1,829,000	1,829,000

U.S. Government Agencies - 3.6%

Federal Home Loan Bank Disc. Notes
0.10% due 03/02/09		8,100,000	8,099,973
0.12% due 03/02/09		2,745,000	2,744,991

			10,844,964

Total Short-Term Investment Securities
(cost $35,232,361)			34,307,503

TOTAL INVESTMENTS -
(cost $429,198,269)(5)		98.2%	301,382,261
Other assets less liabilities		1.8	5,476,638

NET ASSETS -		100.0%	$306,858,899

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2009, the aggregate value of these securities was $6,139,353 representing 2.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at February 28, 2009. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2009.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	See Note 5 for cost of investments on a tax basis.
(6)	Denominated in United States Dollars unless otherwise indicated.
(7)	To the extent permitted by the Statement of Additional Information, the Global Strategy Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2009 the Global Strategy Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Republic of Indonesia
Bonds
6.88% due 01/17/18	01/05/2009	$120,000	$84,295
	02/18/2009	110,000	76,784

		230,000	161,079	$174,800	$76.00	0.06%

Republic of Indonesia
Senior Bonds
7.75% due 01/17/38	02/03/2009	120,000	84,371
	02/18/2009	100,000	72,525

		220,000	156,896	154,000	70.00	0.05%

Republic of Indonesia
Senior Bonds
8.50% due 10/12/35	01/05/2009	100,000	71,021	74,000	74.00	0.02%

Russian Federation
Bonds
7.50% due 03/31/30	10/15/2008	327,320	299,225
	10/05/2008	327,320	295,952
	10/15/2008	131,320	118,079
	10/15/2008	328,300	291,093
	10/16/2008	195,020	170,602
	10/17/2008	362,600	313,389
	10/17/2008	166,600	143,207
	01/05/2009	279,300	221,206
	01/05/2009	225,400	179,475
	01/05/2009	303,800	244,284
	01/05/2009	539,000	433,439
	01/05/2009	117,600	95,151
	01/05/2009	382,200	308,860
	01/05/2009	249,900	204,382

		3,935,680	3,318,344	3,463,398	88.00	1.13%

				$3,866,198		1.26%

ADR - American Depository Receipt

Open Forward Foreign Currency Contracts

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
AUD	347,748	VND	4,841,443,000	03/23/2009	$53,886
AUD	350,727	VND	4,997,929,000	06/22/2009	50,460
AUD	429,286	CNY	2,021,641	10/19/2009	20,356
AUD	95,263	VND	1,356,757,000	05/29/2009	14,610
AUD	82,923	VND	1,180,505,000	06/02/2009	12,604
AUD	255,992	CNY	1,184,807	10/13/2009	9,170
AUD	291,417	VND	3,588,678,191	10/07/2009	5,921
*EUR	3,184,592	JPY	493,162,546	04/06/2009	1,019,829
EUR	2,998,568	JPY	448,000,000	09/28/2009	814,528
*EUR	2,305,096	USD	3,566,206	04/14/2009	644,593
*EUR	2,247,948	USD	3,362,765	03/04/2009	512,948
*EUR	1,122,996	JPY	174,696,065	04/14/2009	368,070
*EUR	1,498,632	USD	2,246,390	03/03/2009	346,498
*EUR	3,368,987	SGD	7,102,779	04/14/2009	317,516
EUR	1,137,152	USD	1,752,948	06/10/2009	311,624
*EUR	749,316	JPY	115,243,302	03/09/2009	231,048
EUR	751,319	USD	1,174,763	07/15/2009	222,342
EUR	751,319	USD	1,162,776	07/14/2009	210,359
EUR	751,320	USD	1,161,484	07/13/2009	209,070
EUR	664,629	USD	1,039,679	07/24/2009	197,122
*EUR	749,316	USD	1,145,041	03/17/2009	195,184
EUR	572,991	JPY	89,281,600	08/21/2009	192,511
*EUR	749,316	USD	1,132,179	03/10/2009	182,278
*EUR	749,316	USD	1,128,545	03/09/2009	178,637
EUR	561,987	JPY	86,149,797	03/10/2009	170,410
EUR	1,333,312	CNY	12,760,200	09/23/2009	152,910
*EUR	1,773,150	SGD	3,711,912	04/20/2009	150,083
EUR	1,785,628	SGD	3,715,000	07/07/2009	136,502
*EUR	1,323,688	JPY	175,339,678	10/21/2009	129,596
EUR	375,660	USD	589,711	07/17/2009	113,496
EUR	1,113,200	MYR	5,625,000	07/07/2009	105,666
EUR	283,914	JPY	44,279,200	08/26/2009	95,872
*EUR	288,969	USD	449,997	07/22/2009	83,671
EUR	586,635	CNY	5,693,000	09/24/2009	78,596
EUR	714,178	JPY	95,000,000	10/15/2009	73,862
EUR	710,863	MYR	3,556,405	07/15/2009	57,993
EUR	725,187	CNY	6,753,219	10/19/2009	54,393
EUR	532,033	CNY	5,013,880	10/15/2009	48,670
*EUR	591,050	SGD	1,230,838	04/17/2009	45,849
EUR	538,839	CNY	5,038,333	10/16/2009	43,517
*EUR	375,660	SGD	784,234	07/15/2009	30,459
*EUR	595,276	TWD	27,468,183	07/15/2009	29,991
EUR	589,421	MYR	2,872,543	04/21/2009	26,899
*EUR	375,660	SGD	777,718	07/14/2009	26,247
*EUR	375,660	SGD	776,546	07/13/2009	25,488
EUR	213,333	CNY	2,048,000	09/18/2009	25,483
*EUR	294,711	SGD	617,243	04/24/2009	25,138
EUR	357,451	MYR	1,771,456	08/05/2009	24,766
*EUR	294,711	SGD	615,209	04/27/2009	23,825
EUR	288,969	MYR	1,439,355	07/14/2009	21,859
EUR	354,501	CNY	3,265,000	12/04/2009	19,871

*EUR	433,454	TWD	19,864,541	07/14/2009	17,929
EUR	187,830	MYR	939,751	07/17/2009	15,344
EUR	176,033	MYR	883,157	07/31/2009	15,085
EUR	184,940	MYR	924,885	07/16/2009	14,995
*EUR	187,830	SGD	390,716	07/24/2009	14,333
*EUR	187,830	SGD	390,273	07/17/2009	14,041
EUR	130,036	MYR	654,224	07/24/2009	11,620
*EUR	187,830	TWD	8,709,395	07/17/2009	10,677
*EUR	205,168	TWD	9,462,040	07/24/2009	10,226
*EUR	191,562	SGD	391,380	05/06/2009	9,994
EUR	190,735	USD	248,909	11/30/2009	6,929
*EUR	14,484	JPY	2,350,000	07/22/2009	5,804
*EUR	80,911	TWD	3,746,179	07/16/2009	4,439
EUR	40,887	MYR	200,000	09/30/2009	2,176
EUR	344,304	CHF	510,000	10/27/2009	2,167
*GBP	890,000	USD	1,729,466	04/07/2009	455,490
*GBP	590,308	SGD	1,544,092	04/14/2009	152,312
*GBP	441,513	MYR	2,653,069	04/27/2009	82,795
*GBP	147,171	MYR	889,678	04/30/2009	29,029
*GBP	147,171	MYR	886,955	05/07/2009	28,296
KRW	1,320,000,000	CHF	1,362,878	03/27/2009	304,459
*KRW	621,852,000	USD	660,000	03/04/2009	254,471
KRW	660,000,000	CHF	684,749	04/06/2009	155,123
KRW	516,499,500	CHF	534,254	04/01/2009	119,988
*MXN	12,717,976	USD	1,200,999	07/31/2009	390,096
*MXN	7,450,890	USD	702,980	08/04/2009	228,261
MXN	3,000,000	USD	281,162	07/29/2009	89,810
MXN	6,426,756	CLP	280,527,914	05/15/2009	51,172
MXN	3,676,778	CLP	166,315,374	06/12/2009	39,787
MXN	4,398,010	CLP	191,410,201	05/20/2009	34,253
*MXN	1,354,762	TWD	3,781,953	07/24/2009	21,554
*MYR	886,955	GBP	168,703	05/07/2009	2,526
NZD	5,822,756	IDR	39,218,010,507	08/04/2009	213,430
NZD	316,160	VND	3,831,383,506	08/14/2009	50,739
NZD	4,057,505	USD	2,034,839	02/26/2010	34,355
NZD	1,481,419	USD	748,917	02/02/2010	17,866
NZD	110,442	USD	57,364	02/12/2010	2,883
NZD	147,399	USD	73,729	02/22/2010	1,045
SGD	11,412,000	USD	7,601,648	01/29/2010	220,655
*SGD	6,529,849	EUR	3,368,987	04/14/2009	52,530
SGD	2,667,000	USD	1,774,729	02/02/2010	49,757
SGD	2,387,000	USD	1,585,004	02/03/2010	41,125
SGD	1,911,000	USD	1,269,093	02/09/2010	33,057
SGD	2,400,000	USD	1,584,828	02/04/2010	32,535
SGD	1,915,000	USD	1,268,338	02/05/2010	29,733
SGD	1,508,000	USD	1,001,661	02/08/2010	26,289
*SGD	3,443,422	EUR	1,773,150	04/20/2009	23,328
SGD	757,200	USD	507,633	02/11/2010	17,872
*SGD	1,291,299	GBP	590,308	04/14/2009	10,963
*SGD	1,147,642	EUR	591,050	04/17/2009	7,886
*SGD	569,576	EUR	294,711	04/27/2009	5,648
*SGD	370,094	EUR	191,562	05/06/2009	3,754

*TWD	27,468,183	EUR	627,127	07/15/2009	10,387
*TWD	19,864,541	EUR	455,132	07/14/2009	9,553
*TWD	9,462,040	EUR	217,076	07/24/2009	4,871
*TWD	8,709,395	EUR	199,782	07/17/2009	4,474
*TWD	3,746,179	EUR	85,182	07/16/2009	975
USD	384,375	IDR	5,894,000,000	11/23/2009	69,632
USD	1,325,154	CLP	831,490,000	01/29/2010	47,634
USD	307,687	IDR	4,243,000,000	05/18/2009	36,201
USD	1,321,086	CNY	9,363,722	12/18/2009	24,715
USD	384,392	IDR	5,295,000,000	11/18/2009	23,964
USD	2,073,089	CNY	14,622,000	02/03/2010	22,951
USD	505,399	CLP	319,210,000	01/28/2010	21,625
USD	1,251,649	CNY	8,839,335	12/15/2009	18,996
USD	354,446	CNY	2,591,000	12/04/2009	18,237
USD	462,254	CLP	289,140,000	02/03/2010	15,073
USD	935,688	CNY	6,609,076	12/14/2009	14,414
USD	76,891	IDR	1,113,000,000	05/22/2009	13,194
USD	398,040	IDR	5,280,000,000	11/16/2009	9,355
USD	684,689	CNY	4,818,496	12/16/2009	7,927
USD	246,544	CLP	154,090,000	02/02/2010	7,840
*USD	942,520	EUR	749,316	03/09/2009	7,388
USD	440,362	CNY	3,113,358	12/17/2009	7,130
USD	76,912	IDR	1,086,000,000	11/17/2009	6,861
USD	640,479	CNY	4,486,553	10/27/2009	6,387
USD	246,537	CLP	151,620,000	02/12/2010	3,725
USD	1,079,660	CNY	7,508,097	10/26/2009	2,916
USD	363,091	CNY	2,545,265	12/21/2009	2,666
USD	191,000	VND	3,673,885,000	11/09/2009	295
USD	430,125	CNY	2,993,670	12/22/2009	44

					$12,032,337

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
AUD	989,397	RUB	20,583,874	09/28/2009	$(117,248)
AUD	1,779,340	RUB	37,400,978	09/24/2009	(199,568)
EUR	37,905	USD	47,981	11/19/2009	(105)
EUR	195,111	USD	246,708	12/08/2009	(840)
EUR	99,849	USD	124,962	11/25/2009	(1,711)
EUR	346,197	CHF	504,098	10/28/2009	(5,303)
EUR	422,060	USD	531,331	11/20/2009	(4,089)
EUR	279,029	USD	347,685	11/24/2009	(6,298)
EUR	96,090	RUB	4,104,000	03/20/2009	(8,512)
EUR	287,500	JPY	34,224,000	06/10/2009	(12,944)
EUR	915,000	JPY	110,756,175	11/18/2009	(17,306)
EUR	96,096	RUB	4,295,000	11/20/2009	(18,791)
EUR	935,736	SEK	9,000,000	09/23/2009	(183,805)
EUR	2,470,600	SEK	23,782,000	09/22/2009	(483,177)
*JPY	2,350,000	EUR	18,857	07/22/2009	(261)
*JPY	93,277,853	EUR	749,316	03/09/2009	(5,958)

*JPY	139,397,493	EUR	1,122,996	04/14/2009	(6,101)
*JPY	302,299,053	EUR	2,435,276	04/06/2009	(12,710)
*JPY	175,339,678	EUR	1,410,231	10/21/2009	(19,831)
MXN	1,322,091	RUB	3,161,383	09/17/2009	(4,996)
MXN	1,354,762	RUB	3,040,086	07/24/2009	(8,463)
MXN	2,941,721	RUB	6,476,984	07/13/2009	(20,835)
MXN	5,689,801	RUB	12,546,687	07/10/2009	(39,417)
MXN	9,362,023	RUB	20,792,116	06/10/2009	(54,376)
MXN	28,981,900	RUB	64,357,736	06/16/2009	(172,748)
*MYR	889,678	GBP	165,608	04/30/2009	(2,637)
*MYR	2,653,069	GBP	493,916	04/27/2009	(7,783)
NZD	685,574	RUB	11,503,937	08/12/2009	(48,620)
NZD	334,645	RUB	5,600,619	08/14/2009	(24,263)
*SGD	370,309	EUR	187,830	07/17/2009	(1,142)
*SGD	371,302	EUR	187,830	07/24/2009	(1,789)
*SGD	740,723	EUR	375,660	07/14/2009	(2,346)
*SGD	742,310	EUR	375,660	07/15/2009	(3,373)
*SGD	743,018	EUR	375,660	07/13/2009	(3,827)
*SGD	584,618	EUR	294,711	04/24/2009	(4,066)
SGD	3,715,000	EUR	1,882,252	07/07/2009	(14,021)
*TWD	3,781,953	MXN	1,669,626	07/24/2009	(1,452)
USD	1,363,781	CLP	826,390,000	02/26/2010	(92)
USD	616,350	CLP	373,200,000	02/16/2010	(395)
USD	602,817	CNY	4,173,000	10/21/2009	(933)
USD	40,000	IDR	504,000,000	11/09/2009	(1,047)
USD	309,947	CLP	186,960,000	03/03/2010	(1,458)
USD	639,758	CNY	4,425,205	10/23/2009	(1,578)
USD	79,936	IDR	1,000,000,000	11/12/2009	(2,704)
USD	244,618	MYR	892,000	02/17/2010	(3,050)
USD	113,183	JPY	10,703,750	05/18/2009	(3,334)
*USD	370,708	EUR	288,969	07/22/2009	(4,382)
USD	225,591	INR	11,460,000	02/04/2010	(4,876)
USD	619,900	CLP	372,560,000	02/17/2010	(5,012)
*USD	960,211	EUR	749,316	03/10/2009	(10,310)
USD	398,330	IDR	5,009,000,000	11/10/2009	(11,287)
*USD	961,477	EUR	749,316	03/17/2009	(11,620)
USD	440,362	MYR	1,576,495	12/17/2009	(13,700)
USD	176,041	MXN	2,611,574	01/20/2010	(14,281)
USD	975,963	MYR	3,542,747	02/12/2010	(16,581)
USD	1,037,000	JPY	98,618,700	11/18/2009	(18,870)
USD	352,290	MYR	1,224,911	12/23/2009	(20,760)
USD	396,326	MYR	1,385,872	12/28/2009	(21,211)
USD	440,525	MYR	1,541,044	12/22/2009	(23,436)
*USD	498,637	MXN	7,450,890	08/04/2009	(23,918)
USD	684,689	MYR	2,432,356	12/16/2009	(26,404)
*USD	433,407	KRW	621,852,000	03/04/2008	(27,878)
USD	800,752	MYR	2,854,238	12/21/2009	(28,251)
*USD	2,961,358	EUR	2,305,096	04/14/2009	(39,745)
*USD	851,983	MXN	12,717,976	07/31/2009	(41,081)
*USD	1,329,678	GBP	890,000	04/07/2008	(55,702)
*USD	1,957,491	EUR	1,498,632	03/03/2009	(57,600)
USD	383,468	RUB	12,827,000	10/27/2009	(71,535)
*USD	2,939,874	EUR	2,247,948	03/04/2009	(90,056)
USD	4,199,034	JPY	400,000,000	05/21/2009	(93,626)
USD	418,123	RUB	13,400,000	11/10/2009	(94,694)
USD	816,827	MXN	11,526,246	12/23/2009	(99,922)
USD	1,306,923	MXN	18,481,067	12/24/2009	(157,615)
USD	1,960,384	MXN	27,754,136	12/22/2009	(233,885)
USD	2,640,620	MXN	38,841,758	01/21/2010	(235,119)

					(3,088,660)

	Net Unrealized Appreciation (Depreciation)				$8,943,677

*	Represents offsetting or partially offsetting forward foreign currency contacts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

Currency Legend

AUD - Australian Dollar

BRL - Brazilian Real

CHF - Swiss Franc

CLP - Chilean Peso

CZK - Czech Koruna

EGP - Egyptian Pound

EUR - Euro Dollar

GBP - British Pound

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

KZT - Kazakhstan Tenge

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Polixh Zloty

RON - New Romanian Leu

RUB - New Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TWD - New Taiwan Dollar

USD - United States Dollar

VND - Viet Nam Dong

Industry Allocation*
Sovereign	37.5%
Medical-Drugs	6.1
Collective Investment Pool	5.4
Oil Companies-Integrated	4.2
U.S. Government Agencies	3.5
Telephone-Integrated	2.7
Multimedia	2.4
Telecom Services	1.9
Foreign Government Treasuries	1.6
Insurance-Multi-line	1.5
Electric-Integrated	1.3
U.S. Municipal Bonds & Notes	1.3
Banks-Commercial	1.2
Applications Software	1.2
Medical-Biomedical/Gene	1.1
Aerospace/Defense	1.0
Medical-Generic Drugs	1.0
Medical Labs & Testing Services	1.0
Enterprise Software/Service	1.0
Cellular Telecom	0.9
Transport-Services	0.9
Auto-Cars/Light Trucks	0.9
Diversified Manufacturing Operations	0.8
Computer Services	0.8
Electronic Components-Misc.	0.8
Photo Equipment & Supplies	0.8
Electronic Components-Semiconductors	0.8
Security Services	0.7
Beverages-Non-alcoholic	0.7
Cable/Satellite TV	0.7
Networking Products	0.7
Toys	0.7
Food-Misc.	0.6
Insurance Brokers	0.6
Food-Catering	0.6
Retail-Building Products	0.6
Time Deposits	0.6
Publishing-Books	0.6
Insurance-Property/Casualty	0.6
Retail-Discount	0.6
Television	0.6
Real Estate Operations & Development	0.5
Diversified Minerals	0.5
Banks-Fiduciary	0.4
Diversified Operations	0.4
Medical Instruments	0.4
Retail-Apparel/Shoe	0.4
Pipelines	0.3
Electric-Distribution	0.3
Computers-Periphery Equipment	0.3
Human Resources	0.3
Medical Products	0.3
Investment Management/Advisor Services	0.2
Power Converter/Supply Equipment	0.2
Computers-Memory Devices	0.2
Insurance-Reinsurance	0.2
Insurance-Life/Health	0.2
Building Products-Cement	0.2
Semiconductor Components-Integrated Circuits	0.2
Distribution/Wholesale	0.1
Metal-Aluminum	0.1

98.2%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

AIG Retirement Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Principal Amount	Market Value (Note 1)
CORPORATE BONDS & NOTES - 1.1%
Banks-Commercial - 0.4%
HSBC Bank USA Sub. Notes 5.63% due 08/15/35#	$1,000,000	$768,412

Diversified Financial Services - 0.2%
General Electric Capital Corp., Series A Medium Term Notes 6.00% due 06/15/12	500,000	497,410

Finance-Investment Banker/Broker - 0.5%
Goldman Sachs Group, Inc. Senior Notes 5.75% due 10/01/16	1,000,000	878,635

Total Corporate Bonds & Notes (cost $2,507,684)		2,144,457

FOREIGN CORPORATE BONDS & NOTES - 2.8%
Banks-Special Purpose - 1.1%
Landwirtscbaftliche Rentenbank Foreign Government Guar. Bond 5.13% due 02/01/17#	1,000,000	1,103,895
Swedish Export Credit, Series D Medium Term Notes 4.88% due 09/29/11	1,000,000	1,034,001

		2,137,896

Finance-Commercial - 0.6%
Eksportfinans A/S Senior Notes 5.00% due 02/14/12	1,000,000	1,036,326

Oil Companies-Integrated - 1.1%
Shell International Finance BV Company Guar. Notes 5.63% due 06/27/11	2,000,000	2,151,854

Total Foreign Corporate Bonds & Notes (cost $4,994,935)		5,326,076

FOREIGN GOVERNMENT AGENCIES - 0.9%
Regional Authority - 0.4%
Province of New Brunswick Canada Bonds 5.20% due 02/21/17#	658,000	679,061

Sovereign - 0.5%
Republic of Italy Senior Notes 5.25% due 09/20/16	1,000,000	1,008,460

Total Foreign Government Agencies (cost $1,655,962)		1,687,521

U S. GOVERNMENT AGENCIES - 29.4%
Federal Farm Credit Bank - 2.2%
4.88% due 12/16/15	2,000,000	2,044,828
4.88% due 01/17/17#	1,000,000	1,077,600
5.00% due 10/23/09	1,000,000	1,026,037

		4,148,465

Federal Home Loan Bank - 3.5%
4.75% due 09/11/15	1,000,000	1,049,991
4.88% due 11/27/13#	2,000,000	2,181,710
5.38% due 08/19/11#	2,000,000	2,170,482
5.38% due 06/14/13#	1,000,000	1,110,434

		6,512,617

Federal Home Loan Mtg. Corp, - 5.7%
4.50% due 09/01/l9	703,225	718,022
4.75% due 11/17/15#	3,000,000	3,263,310
5.00% due 12/14/18#	1,000,000	944,087
5.00% due 10/01/34	543,527	553,470
5.33% due 12/01/35(1)	176,528	182,495
5.50% due 12/01/36	507,616	520,408
5.75% due 01/15/12#	2,000,000	2,211,072
6.00% due 05/l2/16	1,000,000	1,008,644
6.00% due 11/01/33	774,644	806,339
6.50% due 02/01/32	286,564	302,210
7.50% due 09/01/16	90,157	95,071
8.00% due 02/01/30	4,657	4,946
8.00% due 08/01/30	1,445	1,534
8.00% due 06/01/3l	5,733	6,089

		10,617,697

Federal National Mtg. Assoc. - 15.4%
2.88% due 10/12/10#	20,000,000	20,477,960
4.25% due 08/l5/10	2,000,000	2,078,838
4.79% due 11/01/34(1)	112,557	114,566
4.79% due 02/01/35(1)	32,996	33,504
5.00% due to 02/16/12	752,000	817,473
5.00% due 02/01/19	598,382	618,826
5.00% due 12/01/36	824,023	839,455
5.25% due 08/01/12#	1,000,000	1,037,673
5.33% due 01/01/36(1)	58,768	59,759
5.50% due 12/01/33	360,486	370,754
5.50% due 10/01/34	629,049	646,376
6.00% due 05/15/11#	1,000,000	1,094,339
6.00% due 06/01/35	291,735	302,050
6.50% due 02/01/17	90,180	94,499
6.50% due 07/01/32	61,095	64,392
7.00% due 09/01/31	106,008	113,315
7.50% due 03/01/32	102,655	109,679
11.50% due 09/01/19	372	421
12.00% due 01/l5/l6	125	143
12.50% due 09/20/15	213	246
13.00% due 11/01/15	530	596
14.50% due 11/15/14	199	230

		28,875,094

Government National Mtg. Assoc. - 0.7%
5.00% due 09/15/35	23,494	24,045
5.00% due 02/15/36	699,094	715,065
5.00% due 05/15/36	89,469	91,514
6.00% due 01/15/32	156,028	162,350
6.50% due 08/15/31	260,295	273,221
7.50% due 02/15/29	8,375	9,025
7.50% due 07/15/30	518	558
7.50% due 01/15/31	9,958	10,757

1

7.50% due 02/15/31	8,438	9,115

		1,295,650

Tennessee Valley Authority - 1.9%
4.75% due 08/01/13	3,400,000	3,622,761

Total U.S. Government Agencies (cost $52,673,610)		55,072,284

U.S. GOVERNMENT TREASURIES - 40.9%
United States Treasury Bonds - 24.2%

Zero Coupon due 08/15/24 STRIPS#	2,040,000	1,053,421
2.00% due 01/15/26 TIPS#(2)	2,098,008	1,903,942
4.50% due 05/15/38#	19,000,000	21,570,928
4.75% due 02/15/37#	3,500,000	4,048,517
5.00% due 05/15/37#	5,000,000	6,014,845
6.25% due 08/15/23#	2,000,000	2,505,312
6.63% due 02/15/27#	1,000,000	1,339,375
7.50% due 11/15/16#	1,000,000	1,290,781
7.88% due 02/15/21#	3,000,000	4,168,125
8.75% due 08/15/20#	1,000,000	1,463,125

		45,358,371

United States Treasury Notes - 16.7%

2.00% due 02/28/10#	6,000,000	6,069,372
2.75% due 02/28/13#	15,000,000	15,604,680
4.00% due 02/15/15#	1,000,000	1,095,625
4.00% due 08/15/18#	5,000,000	5,394,920
4.25% due 08/15/13#	1,000,000	1,105,859
4.25% due 08/15/15#	1,000,000	1,106,406
4.75% due 02/15/10#	1,000,000	1,037,383

		31,414,245

Total U.S. Government Treasuries (cost $74,525,083)		76,772,616

Total Long-Term Investment Securities (cost $136,357,274)		141,002,954

SHORT-TERM INVESTMENT SECURITIES — 16.7%
Collective Investment Pool — 16.7%

Securities Lending Quality Trust(3) (cost $32,660,955)	32,660,955	31,285,930

REPURCHASE AGREEMENTS - 25.2%

UBS Securities LLC Joint Repurchase Agreement(4)	$42,000,000	42,000,000
State Street Bank & Trust Co. Joint Repurchase Agreement(4)	5,264,000	5,264,000

Total Repurchase Agreements (cost $47,264,000)		47,264,000

TOTAL INVESTMENTS (cost $216,282,229) (5)	117.0%	219,552,884
Liabilities in excess of other assets	(17.0)	(31,924,972)

NET ASSETS	100.0%	$187,627,912

#	The security or a person thereof is out on loan.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2009.
(2)	Principal amount of security is adjusted for inflation.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.
TIPS -	Treasury Inflation Protected Securities
STRIPS -	Separate Trading of Registered Interest and Principal Securities

See Notes to Portfolio of Investments.

AIG Retirement Company I Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 99.7%
Aerospace/Defense - 1.7%

General Dynamics Corp.	8,502	$372,558
Raytheon Co.	162,622	6,500,001
Rockwell Collins, Inc.	43,600	1,360,320

		8,232,879

Aerospace/Defense-Equipment - 0.3%

Goodrich Corp.	22,251	737,398
United Technologies Corp.	14,093	575,417

		1,312,815

Agricultural Chemicals - 2.1%

Agrium, Inc.#	4,063	141,311
CF Industries Holdings, Inc.	7,351	472,890
Monsanto Co.	103,104	7,863,742
Potash Corp. of Saskatchewan	2,274	190,948
Terra Industries, Inc.#	27,099	698,883
The Mosaic Co.	19,700	848,085

		10,215,859

Airlines - 0.1%

Ryanair Holdings PLC ADR†#	16,360	390,022

Apparel Manufacturers - 0.1%

Coach, Inc.†	35,020	489,580
Polo Ralph Lauren Corp.#	3,879	133,709

		623,289

Applications Software - 3.0%

Check Point Software Technologies, Ltd.†	47,300	1,039,181
Microsoft Corp.	781,508	12,621,354
Salesforce.com, Inc.†#	26,134	731,752

		14,392,287

Auto-Cars/Light Trucks - 0.1%

Toyota Motor Corp.(1)	18,600	593,976

Auto-Heavy Duty Trucks - 1.0%

Navistar International Corp.†#	129,996	3,665,887
PACCAR, Inc.#	47,200	1,183,304

		4,849,191

Auto/Truck Parts & Equipment-Original - 0.7%

BorgWarner, Inc.#	194,100	3,348,225

Banks-Commercial - 0.2%

Julius Baer Holding AG(1)	14,254	330,324
National Bank of Greece SA(1)	37,705	466,121

		796,445

Banks-Fiduciary - 0.9%

Northern Trust Corp.	72,100	4,005,155
State Street Corp.	833	21,050
The Bank of New York Mellon Corp.	21,717	481,466

		4,507,671

Beverages-Non-alcoholic - 3.6%

PepsiCo, Inc.	112,854	5,432,791
The Coca-Cola Co.	290,241	11,856,345

		17,289,136

Beverages-Wine/Spirits - 0.1%

Pernod Ricard SA#(1)	8,000	439,942

Broadcast Services/Program

Scripps Network Interactive, Inc., Class A#	74,000	1,473,340

Building Products-Cement - 0.1%

CRH PLC(1)	23,240	478,331

Building-Residential/Commercial - 0.2%

KB Home#	116,400	1,035,960

Cable/Satellite TV - 1.5%

Comcast Corp., Class A	6,676	87,189
DISH Network Corp., Class A†	23,861	268,436
The DIRECTV Group, Inc.†#	263,880	5,261,767

		5,617,392

Cellular Telecom - 0.2%

MetroPCS Communications, Inc.†#	20,380	295,510
NII Holdings, Inc.†	42,600	545,706

		841,216

Chemicals-Diversified - 0.2%

Celanese Corp., Class A	39,500	337,330
FMC Corp.	15,367	621,288

		958,618

Chemicals-Specialty - 0.1%

Lonza Group AG(1)	4,252	408,627

Coal - 0.1%

Arch Coal, Inc.	9,773	135,845
Massey Energy Co.	28,697	331,450
Peabody Energy Corp.	417	9,870

		477,165

Commercial Services - 0.1%

Alliance Data Systems Corp.†#	23,341	690,894

Commercial Services-Finance - 1.7%

Experian PLC(1)	67,010	397,747
Global Payments, Inc.	104,488	3,205,692
H&R Block, Inc.#	41,290	788,639
Mastercard, Inc., Class A#	5,030	794,891
Moody’s Corp.#	16,551	297,090
Paychex, Inc.	928	20,472
The Western Union Co.	43,193	482,034
Visa, Inc., Class A	37,000	2,098,270

		8,084,835

Computer Aided Design - 0.1%

ANSYS, Inc.†	1,897	38,263
Autodesk, Inc.†	16,960	215,222

		253,485

Computer Services - 0.7%

Accenture, Ltd., Class A	62,645	1,828,608
Affiliated Computer Services, Inc., Class A†	20,300	946,589
IHS, Inc., Class A†#	10,485	427,054

		3,202,251

Computers - 7.4%

Apple, Inc.†	134,603	12,021,394
Hewlett-Packard Co.	284,246	8,251,661
International Business Machines Corp.	150,482	13,848,859
Research In Motion, Ltd.†	29,200	1,166,248

		35,288,162

Computers-Memory Devices - 1.6%

EMC Corp.†#	467,636	4,910,178
NetApp, Inc.†#	145,200	1,951,488

Computers-Memory Devices (continued)

Western Digital Corp.†	78,800	1,076,408

		7,938,074

Consulting Services - 0.1%

SAIC, Inc.†#	17,970	339,813

Consumer Products-Misc. - 0.2%

Clorox Co.	17,225	837,135
The Scotts Miracle-Gro Co., Class A#	9,621	268,715

		1,105,850

Cosmetics & Toiletries - 1.9%

Avon Products, Inc.	9,229	162,338
Colgate-Palmolive Co.	22,583	1,359,045
Procter & Gamble Co.	133,530	6,432,140
The Estee Lauder Cos., Inc., Class A#	42,100	953,565

		8,907,088

Cruise Lines - 0.1%

Carnival Corp.#	11,790	230,612
Carnival PLC(1)	7,010	143,200

		373,812

Dental Supplies & Equipment - 0.3%

Dentsply International, Inc.#	55,800	1,290,096

Diagnostic Equipment - 0.4%

Gen-Probe, Inc.†	49,380	2,003,347

Diagnostic Kits - 0.2%

Qiagen NV†#	58,300	933,966

Dialysis Centers - 0.2%

Fresenius Medical Care AG#(1)	26,267	1,081,804

Disposable Medical Products - 0.7%

C.R. Bard, Inc.	42,712	3,428,065

Distribution/Wholesale - 0.2%

Li & Fung, Ltd.(1)	202,000	442,174
WESCO International, Inc.†	37,000	614,200

		1,056,374

Diversified Banking Institutions - 0.7%

Morgan Stanley	132,388	2,586,862
The Goldman Sachs Group, Inc.	6,480	590,198

		3,177,060

Diversified Financial Services - 0.4%

IntercontinentalExchange, Inc.†	34,879	1,980,081

Diversified Manufacturing Operations - 1.9%

3M Co.	13,987	635,849
Carlisle Cos., Inc.	4,351	86,237
Cooper Industries, Ltd., Class A	43,400	915,306
Danaher Corp.#	8,770	445,165
Dover Corp.	4,110	102,503
Honeywell International, Inc.	149,000	3,997,670
Illinois Tool Works, Inc.	49,100	1,364,980
ITT Corp.	36,100	1,348,335
The Brink’s Co.	826	19,717

		8,915,762

Diversified Minerals - 0.3%

BHP Billiton, Ltd.(1)	56,261	1,023,688
Cia Vale do Rio Doce ADR#	29,440	379,481

		1,403,169

E-Commerce/Products - 0.5%

Amazon.com, Inc.†	38,079	2,467,138

E-Commerce/Services - 0.3%

NetFlix, Inc.†#	20,503	740,979
Rakuten, Inc.#(1)	1,086	557,042

		1,298,021

Electric Products-Misc. - 0.8%

Emerson Electric Co.	146,367	3,915,317

Electric-Integrated - 1.8%

American Electric Power Co., Inc.	811	22,749
Edison International	16,200	440,964
FPL Group, Inc.	92,100	4,174,893
International Power PLC(1)	212,400	720,679
PG&E Corp.	10,284	393,054
Progress Energy, Inc.	372	13,176
Public Service Enterprise Group, Inc.	112,300	3,064,667

		8,830,182

Electronic Components-Misc. - 0.1%

AU Optronics Corp. ADR	37,360	268,618
Murata Manufacturing Co., Ltd.#(1)	5,300	201,038

		469,656

Electronic Components-Semiconductors - 2.8%

Altera Corp.	172,780	2,648,717
Amkor Technology, Inc.†	62,042	106,092
Broadcom Corp., Class A†	25,012	411,447
Intel Corp.	303,300	3,864,042
LSI Corp.†	188,130	545,577
National Semiconductor Corp.	54,739	596,655
NVIDIA Corp.†#	151,600	1,255,248
QLogic Corp.†#	49,958	460,613
Samsung Electronics Co., Ltd. GDR*(1)	1,400	212,127
Texas Instruments, Inc.	97,216	1,395,050
Xilinx, Inc.	98,300	1,737,944

		13,233,512

Electronic Forms - 0.2%

Adobe Systems, Inc.†	52,550	877,585

Electronic Parts Distribution - 0.1%

Arrow Electronics, Inc.†	37,100	616,973

Electronics-Military - 0.1%

L-3 Communications Holdings, Inc.	7,395	500,272

Energy-Alternate Sources - 0.0%

First Solar, Inc.†#	558	59,003

Engineering/R&D Services - 0.2%

ABB, Ltd.†(1)	29,460	356,110
Fluor Corp.	23,447	779,613
The Shaw Group, Inc.†	3,350	78,189

		1,213,912

Engines-Internal Combustion - 0.0%

Cummins, Inc.	8,036	167,149

Enterprise Software/Service - 2.1%

Oracle Corp.†	638,915	9,928,739

Entertainment Software - 0.2%

Activision Blizzard, Inc.†	103,515	1,038,255

Finance-Credit Card - 0.1%

American Express Co.#	21,900	264,114
Redecard SA	44,600	466,254

		730,368

Finance-Investment Banker/Broker - 0.1%

The Charles Schwab Corp.	51,005	648,274

Finance-Other Services - 0.2%

Deutsche Boerse AG(1)	12,694	583,804
NYSE Euronext	12,161	205,278

		789,082

Food-Catering - 0.3%

Compass Group PLC(1)	311,073	1,375,290

Food-Confectionery - 0.2%

The Hershey Co.#	25,296	852,222

Food-Misc. - 1.9%

Kellogg Co.	121,700	4,736,564
Nestle SA(1)	115,220	3,767,477
Ralcorp Holdings, Inc.†#	7,597	460,378

		8,964,419

Food-Retail - 0.4%

Koninklijke Ahold NV(1)	45,260	507,242
Safeway, Inc.	13,539	250,471
Tesco PLC(1)	154,477	735,108
The Kroger Co.	16,003	330,782

		1,823,603

Food-Wholesale/Distribution - 0.1%

Sysco Corp.	15,328	329,552

Gas-Distribution - 0.1%

CenterPoint Energy, Inc.	4,080	42,106
Sempra Energy	13,000	540,410

		582,516

Gold Mining - 0.4%

Newmont Mining Corp.	47,000	1,956,610
Royal Gold, Inc.#	538	21,768

		1,978,378

Hospital Beds/Equipment - 0.2%

Kinetic Concepts, Inc.†#	36,800	801,504

Hotel/Motels - 0.1%

Choice Hotels International, Inc.#	9,899	245,099

Human Resources - 0.1%

The Capita Group PLC(1)	68,337	648,491

Industrial Audio & Video Products - 0.1%

Dolby Laboratories, Inc., Class A†#	21,563	604,842

Industrial Gases - 0.1%

Air Liquide(1)	5,710	419,806
Air Products & Chemicals, Inc.#	7,150	330,688

		750,494

Instruments-Controls - 0.4%

Mettler Toledo International, Inc.†#	33,200	1,769,892

Instruments-Scientific - 1.0%

Thermo Fisher Scientific, Inc.†#	132,417	4,801,440

Insurance Brokers - 0.2%

AON Corp.#	23,250	889,080

Insurance-Life/Health - 0.2%

AFLAC, Inc.	36,397	610,014
Prudential Financial, Inc.	1,432	23,499
Sony Financial Holdings, Inc.#(1)	134	339,923
Unum Group	9,561	97,331

		1,070,767

Insurance-Multi-line - 0.3%

ACE, Ltd.	16,120	588,541
Allstate Corp.	28,700	483,021
American Financial Group, Inc.	17,411	270,915
Hartford Financial Services Group, Inc.#	45,500	277,550

		1,620,027

Insurance-Property/Casualty - 0.7%

Admiral Group PLC(1)	32,860	400,527
Chubb Corp.	79,000	3,084,160

		3,484,687

Insurance-Reinsurance - 0.4%

Aspen Insurance Holdings, Ltd.	12,588	274,292
Muenchener Rueckversicherungs AG(1)	9,620	1,180,203
Reinsurance Group of America, Inc.	20,000	544,000

		1,998,495

Internet Application Software - 0.0%

Tencent Holdings, Ltd.(1)	30,000	170,938

Internet Infrastructure Software - 0.1%

F5 Networks, Inc.†#	16,415	328,300

Internet Security - 0.1%

Symantec Corp.†	29,443	407,197

Investment Management/Advisor Services - 0.1%
Federated Investors, Inc., Class B#	3,345	63,087
Invesco, Ltd.#	34,930	399,250

		462,337

Leisure Products - 0.1%

WMS Industries, Inc.†#	40,985	743,058

Machinery-Construction & Mining - 0.0%

Bucyrus International, Inc.#	6,877	85,412

Machinery-Farming - 0.2%

AGCO Corp.†#	30,472	522,290
Deere & Co.	14,399	395,829

		918,119

Machinery-General Industrial - 0.1%

Alstom SA(1)	15,296	728,711

Machinery-Pumps - 0.5%

Flowserve Corp.	48,184	2,431,847

Medical Instruments - 1.3%

Edwards Lifesciences Corp.†#	10,034	557,991
Intuitive Surgical, Inc.†#	11,700	1,064,232
Medtronic, Inc.	105,919	3,134,143
St. Jude Medical, Inc.†	31,737	1,052,399

Medical Instruments (continued)

Thoratec Corp.†#	10,787	246,375

		6,055,140

Medical Labs & Testing Services - 0.1%

Quest Diagnostics, Inc.	5,650	258,940

Medical Products - 3.8%

Baxter International, Inc.	96,546	4,915,157
Becton, Dickinson & Co.	106,980	6,620,992
Covidien, Ltd.	13,030	412,660
Johnson & Johnson	109,186	5,459,300
Varian Medical Systems, Inc.†	27,080	826,211

		18,234,320

Medical-Biomedical/Gene - 3.1%

Alexion Pharmaceuticals, Inc.†#	39,500	1,350,900
Amgen, Inc.†	28,196	1,379,630
Celgene Corp.†	29,401	1,315,107
CSL, Ltd.(1)	57,071	1,324,615
Cubist Pharmaceuticals, Inc.†#	10,495	149,134
Genentech, Inc.†	41,087	3,514,993
Gilead Sciences, Inc.†	111,942	5,015,002
Life Technologies Corp.†	5,317	154,990
Myriad Genetics, Inc.†#	7,382	582,071

		14,786,442

Medical-Drugs - 3.4%

Abbott Laboratories	144,977	6,863,211
Allergan, Inc.#	39,479	1,529,416
Bristol-Myers Squibb Co.	21,009	386,776
Eli Lilly & Co.	25,918	761,471
Endo Pharmaceuticals Holdings, Inc.†	4,068	77,211
Merck & Co., Inc.	10,600	256,520
Novartis AG#(1)	20,310	739,188
Novo-Nordisk A/S, Class B(1)	70,300	3,416,333
Roche Holding AG(1)	4,420	501,258
Schering-Plough Corp.	90,613	1,575,760
Sepracor, Inc.†	8,892	133,202

		16,240,346

Medical-Generic Drugs - 0.1%

Teva Pharmaceutical Industries, Ltd. ADR	9,040	403,003

Medical-HMO - 0.4%

CIGNA Corp.	42,500	669,800
UnitedHealth Group, Inc.	69,918	1,373,889

		2,043,689

Networking Products - 2.5%

Anixter International, Inc.†#	24,000	705,840
Cisco Systems, Inc.†	743,921	10,838,929
Juniper Networks, Inc.†#	37,738	536,257

		12,081,026

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.	16,203	312,556

Oil & Gas Drilling - 0.6%

Noble Corp.	98,633	2,425,386
Transocean, Ltd.†	5,404	322,997

		2,748,383

Oil Companies-Exploration & Production - 3.4%

Apache Corp.	23,100	1,364,979
Devon Energy Corp.	35,300	1,541,551
EOG Resources, Inc.	79,500	3,978,180
Occidental Petroleum Corp.	110,678	5,740,868
Quicksilver Resources, Inc.†#	264,400	1,586,400
Southwestern Energy Co.†	41,285	1,187,769
Stone Energy Corp.†	11,726	46,435
W&T Offshore, Inc.#	22,882	184,200
XTO Energy, Inc.	18,160	574,946

		16,205,328

Oil Companies-Integrated - 1.9%

BG Group PLC(1)	75,150	1,072,361
Chevron Corp.	15,440	937,362
ConocoPhillips	4,059	151,604
Exxon Mobil Corp.	75,021	5,093,926
Hess Corp.	9,575	523,657
Murphy Oil Corp.	18,418	770,056
Petroleo Brasileiro SA ADR	4,160	115,357
Total SA(1)	13,280	628,435

		9,292,758

Oil Field Machinery & Equipment - 0.8%

FMC Technologies, Inc.†#	24,190	640,793
National-Oilwell Varco, Inc.†	118,085	3,156,412

		3,797,205

Oil Refining & Marketing - 0.1%

Valero Energy Corp.	31,973	619,637

Oil-Field Services - 1.2%

Baker Hughes, Inc.	40,500	1,187,055
Oil States International, Inc.†	21,256	283,130
Saipem SpA(1)	31,906	495,636
Schlumberger, Ltd.	102,198	3,889,656

		5,855,477

Optical Supplies - 0.4%

Alcon, Inc.	24,000	1,976,640

Patient Monitoring Equipment - 0.1%

Masimo Corp.†#	10,047	251,075

Pharmacy Services - 1.0%

Express Scripts, Inc.†	91,227	4,588,718

Pipelines - 0.0%

Williams Cos., Inc.	14,426	163,014

Power Converter/Supply Equipment - 0.2%

Energy Conversion Devices, Inc.†#	40,600	890,358
Vestas Wind Systems A/S†#(1)	2,679	117,141

		1,007,499

Printing-Commercial - 0.1%

R.R. Donnelley & Sons Co.	55,900	435,461

Public Thoroughfares - 0.1%

Cintra Concesiones de Infraestructuras de Transporte SA#(1)	58,631	278,458

Quarrying - 0.0%

Compass Minerals International, Inc.	2,261	118,069

Real Estate Investment Trusts - 0.7%

Digital Realty Trust, Inc.#	94,500	2,824,605
Simon Property Group, Inc.	7,193	238,088
The Link REIT(1)	223,500	425,094

		3,487,787

Retail-Apparel/Shoe - 0.4%

Aeropostale, Inc.†#	5,310	123,139
J Crew Group, Inc.†#	104,700	1,178,922
The Gap, Inc.	51,068	551,024

		1,853,085

Retail-Auto Parts - 0.9%

Advance Auto Parts, Inc.	47,849	1,830,224
O’Reilly Automotive, Inc.†#	78,800	2,628,768

		4,458,992

Retail-Automobile - 0.3%

CarMax, Inc.†#	152,200	1,435,246

Retail-Building Products - 0.8%

Lowe’s Cos., Inc.	231,100	3,660,624

Retail-Computer Equipment - 0.1%

GameStop Corp., Class A†	11,168	300,643

Retail-Convenience Store - 0.1%

FamilyMart Co., Ltd.#(1)	12,800	432,476

Retail-Discount - 2.8%

BJ’s Wholesale Club, Inc.†	9,683	289,328
Dollar Tree, Inc.†	16,209	629,233
Family Dollar Stores, Inc.	19,660	539,470
Target Corp.	128,100	3,626,511
Wal-Mart Stores, Inc.	174,040	8,569,730

		13,654,272

Retail-Drug Store - 1.2%

CVS Caremark Corp.	54,031	1,390,758
Shoppers Drug Mart Corp.	13,196	448,822
Walgreen Co.	157,900	3,767,494

		5,607,074

Retail-Gardening Products - 0.1%

Tractor Supply Co.†#	11,341	354,293

Retail-Home Furnishings - 0.0%

Nitori Co., Ltd.#(1)	4,300	228,120

Retail-Major Department Stores - 0.2%

TJX Cos., Inc.	48,612	1,082,589

Retail-Regional Department Stores - 1.5%

Kohl’s Corp.†	152,900	5,372,906
Macy’s, Inc.#	213,000	1,676,310

		7,049,216

Retail-Restaurants - 0.5%

McDonald’s Corp.	48,101	2,513,277

Satellite Telecom - 0.3%

SES FDR(1)	67,346	1,246,435

Savings & Loans/Thrifts - 0.1%

Hudson City Bancorp, Inc.	38,939	403,797

Schools - 0.4%

Apollo Group, Inc., Class A†#	21,623	1,567,668
ITT Educational Services, Inc.†#	3,452	391,802

		1,959,470

Semiconductor Components-Integrated Circuits - 0.8%

Linear Technology Corp.#	61,300	1,336,340
Marvell Technology Group, Ltd.†	368,700	2,768,937

		4,105,277

Semiconductor Equipment - 0.4%

Applied Materials, Inc.#	233,830	2,153,574

Soap & Cleaning Preparation - 0.4%

Church & Dwight Co., Inc.#	20,349	995,473
Reckitt Benckiser Group PLC(1)	29,797	1,146,830

		2,142,303

Steel Pipe & Tube - 0.6%

Valmont Industries, Inc.#	70,100	3,053,556

Steel-Producers - 0.1%

Reliance Steel & Aluminum Co.	10,321	245,537

Telecom Services - 0.1%

NeuStar, Inc., Class A†	16,313	252,688

Telephone-Integrated - 0.6%

CenturyTel, Inc.#	45,200	1,190,116
Koninklijke KPN NV(1)	89,220	1,150,669
Telstra Corp., Ltd.(1)	150,530	340,852

		2,681,637

Textile-Home Furnishings - 0.2%

Mohawk Industries, Inc.†#	34,700	783,873

Therapeutics - 0.1%

Isis Pharmaceuticals, Inc.†#	30,738	395,291

Tobacco - 0.3%

Lorillard, Inc.	2,126	124,243
Philip Morris International, Inc.	28,029	938,131
Reynolds American, Inc.	11,677	392,114

		1,454,488

Toys - 0.2%

Nintendo Co., Ltd.(1)	3,463	981,585

Transport-Marine - 0.0%

Frontline, Ltd.#	5,142	104,331
Overseas Shipholding Group, Inc.#	474	12,191

		116,522

Transport-Rail - 1.4%

Central Japan Railway Co.(1)	50	302,537
CSX Corp.	9,677	238,828
Union Pacific Corp.#	162,607	6,101,015

		6,642,380

Transport-Services - 0.1%

C.H. Robinson Worldwide, Inc.	4,525	187,245
United Parcel Service, Inc., Class B	10,430	429,507

		616,752

Vitamins & Nutrition Products - 0.2%

Mead Johnson Nutrition Co., Class A†	34,645	955,856

Water Treatment Systems - 0.0%

Kurita Water Industries, Ltd.#(1)	9,400	158,530

Web Portals/ISP - 2.6%

Google, Inc., Class A†#	34,846	11,777,600
Sohu.com, Inc.†	10,933	540,090

		12,317,690

Wireless Equipment - 3.0%

American Tower Corp., Class A†	201,304	5,861,973
InterDigital, Inc.†#	3,927	115,375
QUALCOMM, Inc.	247,893	8,287,063
Rogers Communications, Inc., Class B	1,670	39,178

		14,303,589

Total Common Stock (cost $661,992,544)		478,228,237

EXCHANGE TRADED FUNDS - 0.1%
Index Fund - 0.1%
iShares MSCI Japan Index Fund# (cost $324,431)	37,740	278,144

Total Long-Term Investment Securities (cost $662,316,975)		478,506,381

SHORT-TERM INVESTMENT SECURITIES - 12.5%
Collective Investment Pool - 12.2%
Securities Lending Quality Trust(2)	61,035,301	58,465,715

Time Deposits - 0.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/02/09	$1,439,000	1,439,000

Total Short-Term Investment Securities (cost $62,474,301)		59,904,715

TOTAL INVESTMENTS (cost $724,791,276)(3)	112.3%	538,411,096
Liabilities in excess of other assets	(12.3)	(59,152,309)

NET ASSETS	100.0%	$479,258,787

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2009, the aggregate value of these securities was $212,127 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at February 28, 2009. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 5 for cost of investments on a tax basis.

ADR-American Depository Receipt

FDR-Fidcuiary Depository Receipt

GDR-Global Depository Receipt

Open Forward Currency Contracts

Contract to Deliver	In Exchange For	Delivery Date	Gross Unrealized Appreciation
CHF 2,501,910	USD 2,149,537	3/31/2009	$9,853
DKK 16,815,760	USD 2,872,917	3/31/2009	14,741

Net Unrealized Appreciation (Depreciation)			$24,595

Currency Legend

CHF - Swiss Franc

DKK - Danish Krone

USD - United State Dollar

See Notes to Portfolio of Investments

AIG Retirement Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 92.0%
Aerospace/Defense-Equipment - 3.3%

Goodrich Corp.	24,553	$813,686
United Technologies Corp.	29,000	1,184,070

		1,997,756

Apparel Manufacturers - 1.7%

Coach, Inc.†	75,000	1,048,500

Applications Software - 2.0%

Microsoft Corp.	75,600	1,220,940

Banks-Commercial - 1.1%

First Horizon National Corp.	70,000	641,900

Banks-Fiduciary - 1.3%

State Street Corp.	31,000	783,370

Banks-Super Regional - 2.0%

US Bancorp	51,100	731,241
Wells Fargo & Co.	42,000	508,200

		1,239,441

Beverages-Non-alcoholic - 3.1%

PepsiCo, Inc.	19,800	953,172
The Coca-Cola Co.	22,700	927,295

		1,880,467

Computers - 3.3%

Hewlett-Packard Co.	24,200	702,526
International Business Machines Corp.	14,000	1,288,420

		1,990,946

Computers-Memory Devices - 0.0%

Seagate Technology(1)(2)(3)	10,000	0

Cosmetics & Toiletries - 2.0%

Procter & Gamble Co.	25,700	1,237,969

Diversified Banking Institutions - 2.1%

Bank of America Corp.	83,400	329,430
Citigroup, Inc.#	140,000	210,000
JPMorgan Chase & Co.	31,300	715,205

		1,254,635

Diversified Manufacturing Operations - 2.6%

General Electric Co.#	87,100	741,221
Honeywell International, Inc.	32,500	871,975

		1,613,196

E-Commerce/Services - 1.6%

IAC/InterActive Corp.†	65,000	970,450

Electric-Integrated - 5.3%

FPL Group, Inc.	24,000	1,087,920
PG&E Corp.	28,200	1,077,804
Xcel Energy, Inc.	61,200	1,085,688

		3,251,412

Electronic Components-Semiconductors - 1.6%

Intel Corp.	77,200	983,528

Electronics-Military - 1.4%

L-3 Communications Holdings, Inc.	13,000	879,450

Enterprise Software/Service - 1.6%

Oracle Corp.†	62,500	971,250

Finance-Investment Banker/Broker - 1.0%

The Charles Schwab Corp.	50,000	635,500

Food-Misc. - 4.2%

H.J. Heinz Co.	39,000	1,274,130
Kraft Foods, Inc., Class A	55,600	1,266,568

		2,540,698

Investment Management/Advisor Services - 1.1%

Invesco, Ltd.	58,200	665,226

Medical Products - 3.7%

Johnson & Johnson	27,500	1,375,000
Zimmer Holdings, Inc.†	25,000	875,500

		2,250,500

Medical-Biomedical/Gene - 0.8%

Amgen, Inc.†	10,000	489,300

Medical-Drugs - 7.0%

Abbott Laboratories	21,900	1,036,746
Eli Lilly & Co.	18,800	552,344
Merck & Co., Inc.	33,600	813,120
Pfizer, Inc.	86,500	1,064,815
Wyeth	19,200	783,744

		4,250,769

Medical-Generic Drugs - 1.2%

Teva Pharmaceutical Industries, Ltd. ADR	16,000	713,280

Medical-HMO - 1.2%

UnitedHealth Group, Inc.	38,000	746,700

Multimedia - 3.4%

The Walt Disney Co.	56,300	944,151
Time Warner, Inc.	149,800	1,142,974

		2,087,125

Networking Products - 1.6%

Cisco Systems, Inc.†	65,100	948,507

Non-Hazardous Waste Disposal - 1.5%

Waste Management, Inc.	34,000	918,000

Oil Companies-Integrated - 13.5%

Chevron Corp.	30,400	1,845,584
ConocoPhillips	48,000	1,792,800
Exxon Mobil Corp.	39,900	2,709,210
Marathon Oil Corp.	83,000	1,931,410

		8,279,004

Retail-Apparel/Shoe - 1.4%

The Gap, Inc.	82,000	884,780

Retail-Discount - 2.1%

Wal-Mart Stores, Inc.	26,000	1,280,240

Retail-Drug Store - 2.0%

CVS Caremark Corp.	46,500	1,196,910

Telecommunication Equipment - 1.6%

Harris Corp.	26,000	969,280

Telephone-Integrated - 4.6%

AT&T, Inc.	59,200	1,407,184
Verizon Communications, Inc.	49,800	1,420,794

		2,827,978

Transport-Rail - 1.4%

Union Pacific Corp.	22,000	825,440

Web Portals/ISP - 1.2%

Google, Inc., Class A†	2,200	743,578

Wireless Equipment - 1.6%

QUALCOMM, Inc.	28,900	966,127

Total Long-Term Investment Securities (cost $77,102,551)		56,184,152

SHORT-TERM INVESTMENT SECURITIES - 1.9%
Collective Investment Pool - 1.9%

Securities Lending Quality Trust(4) (cost $1,212,451)	1,212,451	1,161,407

REPURCHASE AGREEMENT - 4.6%

State Street Bank & Trust Co. Joint Repurchase Agreement(5) (cost $2,826,000)	$2,826,000	2,826,000

TOTAL INVESTMENTS (cost $81,141,002)(6)	98.5%	60,171,559
Other assets less liabilities	1.5	933,548

NET ASSETS	100.0%	$61,105,107

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security; see Note 1
(2)	To the extent permitted by the Statement of Additional Information, the Growth & Income Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2009, the Growth & Income Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Seagate Technology	10/14/04	10,000	$0	$0	$0.00	0.00%

(3)	Illiquid security. At February 28, 2009, the aggregate value of these securities was $0.00, representing 0.0% of net assets.
(4)	The security is purchased with the cash collateral received from securities loaned.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

See Notes to Portfolio of Investments

AIG Retirement Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 1)
COMMON STOCK - 101.0%
Agricultural Chemicals - 1.2%
Monsanto Co.	20,600	$1,571,162

Chemicals-Specialty - 0.1%
Symyx Technologies, Inc.†	36,400	135,408

Dental Supplies & Equipment - 0.7%
Dentsply International, Inc.	39,600	915,552

Diagnostic Equipment - 0.7%
Gen-Probe, Inc.†	11,600	470,612
Immucor, Inc.†	16,933	379,977

		850,589

Diagnostic Kits - 0.3%
Idexx Laboratories, Inc.†	7,100	213,710
Qiagen NV†	6,800	108,936

		322,646

Dialysis Centers - 0.6%
DaVita, Inc.†	17,000	797,640

Disposable Medical Products - 0.1%
C.R. Bard, Inc.	2,100	168,546

Drug Delivery Systems - 0.9%
Alkermes, Inc.†	120,600	1,215,648

Enterprise Software/Service - 0.2%
MedAssets, Inc.†	16,400	242,392

Hazardous Waste Disposal - 0.6%
Stericycle, Inc.†	16,200	777,276

Health Care Cost Containment - 1.5%
McKesson Corp.	48,100	1,973,062

Instruments-Scientific - 0.8%
Thermo Fisher Scientific, Inc.†	10,300	373,478
Waters Corp.†	19,900	700,878

		1,074,356

Insurance Brokers - 0.3%
eHealth, Inc.†	18,300	231,495
Tempo Participacoes SA†	123,400	144,484

		375,979

Insurance-Multi-line - 0.2%
Assurant, Inc.	9,850	200,940

Medical Instruments - 5.9%
ArthroCare Corp.†	23,000	83,950
Boston Scientific Corp.†	36,800	258,336
Conceptus, Inc.†	92,600	1,039,898
Edwards Lifesciences Corp.†	17,100	950,931
Intuitive Surgical, Inc.†	8,660	787,714
Medtronic, Inc.	68,100	2,015,079
Micrus Endovascular Corp.†	22,100	139,230
NuVasive, Inc.†	12,050	341,617
St. Jude Medical, Inc.†	50,400	1,671,264
Stereotaxis, Inc.†	107,300	336,922

		7,624,941

Medical Labs & Testing Services - 1.6%
Covance, Inc.†	34,600	1,314,108
Diagnosticos da America SA	9,000	88,856
Laboratory Corp. of America Holdings†	12,300	676,623

		2,079,587

Medical Products - 8.9%
Baxter International, Inc.	91,500	4,658,265
Covidien, Ltd.	39,500	1,250,965
EnteroMedics, Inc.†(2)(3)(4)	164,400	265,506
Fresenius SE(1)	12,620	573,362
Henry Schein, Inc.†	70,000	2,567,600
Nobel Biocare Holding AG(1)	17,985	286,345
Sonova Holding AG(1)	866	42,568
Stryker Corp.	29,100	979,797
The Cooper Cos., Inc.	8,200	180,318
Wright Medical Group, Inc.†	38,600	563,946
Zimmer Holdings, Inc.†	1,900	66,538

		11,435,210

Medical-Biomedical/Gene - 32.6%
Acorda Therapeutics, Inc.†	52,400	1,152,800
Alexion Pharmaceuticals, Inc.†	146,020	4,993,884
AMAG Pharmaceuticals, Inc.†	4,100	110,905
Amgen, Inc.†	53,400	2,612,862
Amylin Pharmaceuticals, Inc.†	93,200	850,916
Anadys Pharmaceuticals, Inc.†	28,700	175,644
BioCryst Pharmaceuticals, Inc.†	56,700	72,576
Biogen Idec, Inc.†	19,300	888,572
Celgene Corp.†	51,540	2,305,384
Charles River Laboratories International, Inc.†	23,300	577,840
Cougar Biotechnology, Inc.†	47,900	1,198,937
Cubist Pharmaceuticals, Inc.†	58,200	827,022
deCODE genetics, Inc.†	80,700	16,148
Dyadic International, Inc.†	35,800	8,950
Exelixis, Inc.†	97,300	420,336
Genentech, Inc.†	51,800	4,431,490
Genzyme Corp.†	4,000	243,720
Gilead Sciences, Inc.†	202,800	9,085,440
Human Genome Sciences, Inc.†	32,700	61,803
Illumina, Inc.†	86,300	2,703,779
Incyte Corp.†	208,400	481,404
Intercell AG†(1)	7,900	230,474
InterMune, Inc.†	4,400	66,220
Lexicon Pharmaceuticals, Inc.†	16,400	15,088
Life Technologies Corp.†	17,708	516,188
Maxygen, Inc.†	16,500	114,675
Millipore Corp.†	14,600	803,876
Myriad Genetics, Inc.†	8,800	693,880
Nanosphere, Inc.†	2,300	7,498
OSI Pharmaceuticals, Inc.†	11,696	398,834
Regeneron Pharmaceuticals, Inc.†	30,200	430,350
Seattle Genetics, Inc.†	76,000	610,280
The Medicines Co.†	158,900	1,949,703
Vertex Pharmaceuticals, Inc.†	96,994	2,932,129

		41,989,607

Medical-Drugs - 22.7%
Abbott Laboratories	5,000	236,700
Acadia Pharmaceuticals, Inc.†	64,700	53,701
Allergan, Inc.	43,400	1,681,316
Array Biopharma, Inc.†	14,900	46,488
Biodel, Inc.†	40,100	149,172
Bristol-Myers Squibb Co.	29,500	543,095
Cadence Pharmaceuticals, Inc. (Private Placement)†(2)(3)(4)	18,968	114,965
Cadence Pharmaceuticals, Inc.†	71,000	452,980
Cardiome Pharma Corp.†	18,200	69,706
Cephalon, Inc.†	48,800	3,200,792
Chugai Pharmaceutical Co., Ltd.(1)	70,100	1,189,335

Daiichi Sankyo Co., Ltd.(1)	16,700	265,490
Elan Corp. PLC ADR†	173,600	1,072,848
GlaxoSmithKline Pharmaceuticals, Ltd.(1)	13,866	323,799
Hikma Pharmaceuticals PLC(1)	45,800	246,717
Idenix Pharmaceuticals, Inc.†	6,200	22,878
Infinity Pharmaceuticals, Inc.†	35,950	297,666
Ipsen SA(1)	23,731	906,620
Merck & Co., Inc.	89,200	2,158,640
Merck KGaA(1)	25,836	1,938,576
Novartis AG(1)	12,329	448,717
Novo-Nordisk A/S, Class B(1)	11,200	544,281
Optimer Pharmaceuticals, Inc.†	13,600	145,656
Orexigen Therapeutics, Inc.†	4,300	17,157
Pharmasset, Inc.†	35,500	339,025
PharMerica Corp.†	57,900	971,562
Poniard Pharmaceuticals, Inc.†	68,500	137,000
Rigel Pharmaceuticals, Inc.†	18,400	96,416
Roche Holding, Ltd.†(1)	23,971	2,718,475
Schering-Plough Corp.	101,500	1,765,085
Sepracor, Inc.†	7,200	107,856
Shire PLC(1)	32,600	388,014
Shire PLC ADR	32,200	1,141,812
UCB SA	14,907	430,126
Valeant Pharmaceuticals International†	6,000	104,400
Wyeth	98,797	4,032,893
XenoPort, Inc.†	38,700	808,443

		29,168,402

Medical-Generic Drugs - 4.3%
Mylan, Inc.†	33,200	412,676
Sawai Pharmaceutical Co., Ltd.(1)	12,500	612,436
Simcere Pharmaceutical Group ADR†	21,400	132,252
Teva Pharmaceutical Industries, Ltd. ADR	82,435	3,674,952
Towa Pharmaceutical Co., Ltd.(1)	16,800	693,251

		5,525,567

Medical-HMO - 6.9%
Aetna, Inc.	38,400	916,608
AMERIGROUP Corp.†	45,300	1,122,534
Centene Corp.†	20,800	353,184
CIGNA Corp.	41,700	657,192
Health Net, Inc.†	65,500	864,600
Humana, Inc.†	60,500	1,432,035
Medial Saude SA	62,100	175,544
Molina Healthcare, Inc.†	5,300	99,269
Triple-S Management Corp., Class B†	34,200	393,642
UnitedHealth Group, Inc.	43,200	848,880
WellPoint, Inc.†	58,600	1,987,712

		8,851,200

Medical-Hospitals - 0.9%
Bangkok Dusit Medical Service PCL(4)	620,000	293,075
Community Health Systems, Inc.†	49,500	809,820

		1,102,895

Medical-Wholesale Drug Distribution - 0.5%
A&D Pharma Holding NV GDR†	56,700	143,763
Cardinal Health, Inc.	3,900	126,555
Profarma Distribuidora de Produtos Farmaceuticos SA	83,200	173,957
AmerisourceBergen Corp.	7,300	231,848

		676,123

Optical Supplies - 0.2%
Alcon, Inc.	2,500	205,900

Patient Monitoring Equipment - 0.1%
Mindray Medical International, Ltd., Class A ADR	7,100	129,575

Pharmacy Services - 4.4%
Catalyst Health Solutions, Inc.†	49,100	1,035,028
Express Scripts, Inc.†	27,100	1,363,130
Medco Health Solutions, Inc.†	81,600	3,311,328

		5,709,486

Retail-Drug Store - 1.1%
China Nepstar Chain Drugstore, Ltd. ADR	7,000	25,480
CVS Caremark Corp.	51,349	1,321,723

		1,347,203

Therapeutics - 2.7%
Alexza Pharmaceuticals, Inc.†	29,100	46,560
Allos Therapeutics, Inc.†	37,577	211,934
BioMarin Pharmaceutical, Inc.†	141,700	1,700,400
CV Therapeutics, Inc.†	4,100	65,600
Neurocrine Biosciences, Inc.†	39,300	128,904
Onyx Pharmaceuticals, Inc.†	20,600	617,794
Theravance, Inc.†	46,500	648,210
Transition Therapeutics, Inc.	4,522	17,168

		3,436,570

Total Common Stock
(cost $172,067,238)		129,903,462

PREFERRED STOCK - 0.1%
Medical-Biomedical/Gene - 0.1%
Pacific Biosciences of California, Inc., Series E (Convertible) 8.00%(2)(3)(4)
(cost $135,905)	19,415	122,315

WARRANTS - 0.0%
Medical-Biomedical/Gene - 0.0%
Dyadic International, Inc. Expires 05/30/10 (Strike price $6.33)†(2)(3)	4,560	0

Medical-Drugs - 0.0%
Cadence Pharmaceuticals, Inc. Expires 02/18/14 (Strike price $7.84)†(2)(3)(4)	9,484	0
Poniard Pharmaceuticals, Inc. Expires 02/01/11 (Strike price $4.62)†(2)(3)	5,994	0
Poniard Pharmaceuticals, Inc. Expires 04/26/11 (Strike price $4.62)†(2)(3)	61,566	0

Medical-Products - 0.0%
EnteroMedics, Inc. Expires 02/23/13 (Strike price $1.38)†(2)(3)(4)	82,200	19,317

Therapeutics - 0.0%
Favrille, Inc. Expires 03/07/11 (Strike price $5.26)†(2)(3)	15,435	0
MannKind Corp. Expires 08/05/10 (Strike price $12.23)†(2)(3)	15,000	0

Total Warrants
(cost $13,765)		19,317

Total Long-Term Investment Securities
(cost $172,216,908)		130,045,094

SHORT-TERM INVESTMENT SECURITIES - 2.1%
Registered Investment Companies - 2.1%
T. Rowe Price Reserve Investment Fund (cost $2,704,507)	2,704,507	2,704,507

TOTAL INVESTMENTS
(cost $174,921,415)(5)	103.2%	132,749,601
Liabilities in excess of other assets	(3.2)	(4,110,985)

NET ASSETS	100.0%	$128,638,616

†	Non-income producing security
(1)	Security was valued using fair value procedures at February 28, 2009. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Illiquid security. At February 28, 2009 the aggregate value of these securities was $522,103 representing 0.4% of net assets.
(3)	To the extent permitted by the Statement of Additional Information, the Health Sciences Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2009, the Health Sciences Fund held the following restricted securities:

Name	Acquisition Date	Principal/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Cadence Pharmaceuticals, Inc. (Private Placement)	02/19/2009	18,968	$135,242	$114,965	$6.06	0.09%
Cadence Pharmaceuticals, Inc. (Warrant)
Expires 02/18/14;
Strike price $7.84	02/18/2009	9,484	1,186	0	0	0.00%
Dyadic International, Inc. (Warrant)
Expires 05/30/10;
Strike price $6.33	12/08/2006	4,560	0	0	0	0.00%
EnteroMedics, Inc.	02/23/2009	164,400	189,060	265,506	1.62	0.21%
EnteroMedics, Inc. (Warrant)
Expires 02/23/13;
Strike price $1.38	02/23/2009	82,200	10,275	19,317	0.24	0.02%
Favrille, Inc. (Warrant)
Expires 03/07/11;
Strike price $5.26	03/13/2006	15,435	1,929	0	0	0.00%
MannKind Corp. (Warrant)
Expires 08/05/10;
Strike price $12.23	08/08/2005	15,000	375	0	0	0.00%
Pacific Biosciences of California, Inc., Series E
(Convertible) 8%	07/11/2008	19,415	135,905	122,315	6.30	0.10%
Poniard Pharmaceuticals, Inc. (Warrant)
Expires 02/01/11;
Strike price $4.62	02/06/2006	5,994	0	0	0	0.00%
Poniard Pharmaceuticals, Inc. (Warrant)
Expires 04/26/11;
Strike price $4.62	05/31/2006	61,566	0	0	0	0.00%

				$522,103		0.42%

(4)	Fair valued security; see Note 1
(5)	See Note 5 for cost of investments on a tax basis.

ADR –	American Depository Receipt
GDR –	Global Depository Receipt

Open call option contracts written at February 28, 2009 for the Health Sciences Fund were as follows:

Issue	Expiration Date	Strike Price	Number of Contracts	Premiums Received	Market Value at February 28, 2009	Unrealized Appreciation (Depreciation)
Acorda Therapeutics, Inc.	Jan-10	$50.00	14	$7,098	$700	$6,398
Alcon, Inc.	May-09	100.00	21	5,034	2,100	2,934
Alexion Pharmaceuticals, Inc.	Mar-09	40.00	62	8,137	1,860	6,277
Alexion Pharmaceuticals, Inc.	May-09	45.00	124	18,171	9,300	8,871
Alexion Pharmaceuticals, Inc.	Aug-09	45.00	104	29,709	19,760	9,949
Amgen, Inc.	Mar-09	57.50	62	9,352	868	8,484
Amgen, Inc.	Apr-09	57.50	62	14,691	3,472	11,219
Amgen, Inc.	Apr-09	60.00	30	16,710	930	15,780
Amgen, Inc.	Apr-09	62.50	41	4,078	779	3,299
Amgen, Inc.	Jul-09	62.50	62	16,907	7,130	9,777
Baxter International, Inc.	Jan-10	70.00	21	5,187	2,100	3,087
Baxter International, Inc.	Jan-10	75.00	21	3,297	1,155	2,142
BioMarin Pharmaceuticals, Inc.	Apr-09	22.50	54	5,303	810	4,493
Celgene Corp.	Apr-09	60.00	42	6,749	1,050	5,699
Celgene Corp.	Apr-09	65.00	47	11,736	470	11,266
Celgene Corp.	Jul-09	65.00	40	7,880	2,400	5,480
Celgene Corp.	Jul-09	70.00	62	13,365	1,860	11,505
Cephalon, Inc.	May-09	80.00	42	5,754	2,730	3,024
Cephalon, Inc.	May-09	85.00	17	5,219	510	4,709
Cephalon, Inc.	Aug-09	85.00	42	6,493	3,780	2,713
Cephalon, Inc.	Aug-09	90.00	17	5,746	765	4,981
Community Health Systems, Inc.	Mar-09	20.00	20	2,740	600	2,140
Community Health Systems, Inc.	Jun-09	22.50	20	4,340	1,700	2,640
Covance, Inc.	May-09	50.00	40	12,380	2,600	9,780
Covance, Inc.	May-09	55.00	7	1,904	210	1,694
Covance, Inc.	Aug-09	50.00	20	5,065	4,000	1,065
Covidien, Ltd.	Apr-09	60.00	10	2,220	100	2,120
Covidien, Ltd.	Jan-10	45.00	82	16,825	7,790	9,035
Cubist Pharmaceuticals, Inc.	May-09	20.00	65	8,580	1,625	6,955
CVS Caremark Corp.	Jan-10	35.00	82	15,744	9,840	5,904
Dentsply International, Inc.	Apr-09	30.00	104	20,008	1,560	18,448
Dentsply International, Inc.	Jul-09	35.00	35	3,745	525	3,220
Dentsply International, Inc.	Jan-10	35.00	13	3,146	780	2,366
Genentech, Inc.	Mar-09	85.00	21	4,360	6,930	(2,570)
Genentech, Inc.	Mar-09	90.00	21	2,037	2,415	(378)
Gilead Sciences, Inc.	May-09	55.00	146	32,600	8,760	23,840
Gilead Sciences, Inc.	May-09	60.00	84	17,630	1,680	15,950
Gilead Sciences, Inc.	Aug-09	60.00	82	17,047	6,970	10,077
Gilead Sciences, Inc.	Jan-10	65.00	125	32,750	14,375	18,375
Henry Schein, Inc.	Apr-09	50.00	35	6,933	525	6,408
Humana, Inc.	May-09	45.00	83	16,766	830	15,936
Humana, Inc.	Aug-09	50.00	83	22,801	1,660	21,141
Illumina, Inc.	Mar-09	30.00	6	612	1,620	(1,008)
Intuitive Surgical, Inc.	Mar-09	110.00	8	3,691	720	2,971
Intuitive Surgical, Inc.	Apr-09	115.00	38	26,234	8,930	17,304
Intuitive Surgical, Inc.	Jul-09	110.00	9	9,613	7,290	2,323
Intuitive Surgical, Inc.	Jul-09	150.00	25	16,952	3,625	13,327
Intuitive Surgical, Inc.	Jan-10	200.00	1	2,097	130	1,967
Laboratory Corp. of America Holdings	May-09	70.00	63	6,426	1,260	5,166
Mckesson Corp.	Jan-10	60.00	41	8,077	3,895	4,182
Medco Health Solutions, Inc.	Jul-09	55.00	62	12,834	4,340	8,494
Medco Health Solutions, Inc.	Jan-10	60.00	62	15,704	9,300	6,404
Medtronic, Inc.	May-09	37.50	62	6,634	1,860	4,774
Medtronic, Inc.	Jan-10	45.00	41	4,387	2,255	2,132
Merck & Co., Inc.	Jul-09	35.00	64	6,528	960	5,568
Monsanto Co.	Apr-09	100.00	42	9,744	2,520	7,224
Monsanto Co.	Apr-09	105.00	42	6,174	1,260	4,914
Monsanto Co.	Jul-09	110.00	42	17,934	6,720	11,214
Myriad Genetics, Inc.	May-09	85.00	13	5,681	7,150	(1,469)
St. Jude Medical, Inc.	Jan-10	45.00	61	10,402	8,235	2,167
Stryker Corp.	Jun-09	50.00	82	9,245	1,640	7,605
Stryker Corp.	Jun-09	55.00	7	749	105	644
Teva Pharmaceutical Industries, Ltd. ADR	Jun-09	45.00	84	15,438	24,360	(8,922)
Teva Pharmaceutical Industries, Ltd. ADR	Jun-09	50.00	41	5,412	4,100	1,312
The Medicines Co.	Apr-09	30.00	6	1,602	90	1,512
UnitedHealth Group, Inc.	Jun-09	35.00	42	4,494	630	3,864
Valeant Pharmaceuticals International	Mar-09	20.00	55	10,835	1,650	9,185
WellPoint, Inc.	Jun-09	50.00	82	15,744	4,100	11,644
WellPoint, Inc.	Jan-10	60.00	41	13,202	5,125	8,077
Wyeth	Jul-09	45.00	144	20,833	10,800	10,033
Wyeth	Jan-10	50.00	214	27,449	10,700	16,749
XenoPort, Inc.	Sep-09	40.00	1	187	60	127

			3,646	$751,151	$275,434	$475,717

Open put option contracts written at February 28, 2009 for the Health Sciences Fund were as follows:

Issue	Expiration Date	Strike Price	Number of Contracts	Premiums Received	Market Value at February 28, 2009	Unrealized Appreciation (Depreciation)
Abbott Laboratories	May-09	$50.00	5	$2,985	$2,300	$685
Abbott Laboratories	Jan-10	55.00	8	6,216	8,720	(2,504)
Abbott Laboratories	Jan-10	60.00	24	26,298	35,280	(8,982)
Aetna, Inc.	Jan-10	25.00	10	7,015	6,400	615
Alcon, Inc.	Jan-10	170.00	23	60,080	209,530	(149,450)
Alcon, Inc.	Jan-10	180.00	21	56,803	212,310	(155,507)
Alcon, Inc.	Jan-10	190.00	18	55,641	199,980	(144,339)
Alexion Pharmaceuticals, Inc.	Mar-09	40.00	8	3,276	4,720	(1,444)
Amedisys, Inc.	Mar-09	70.00	10	9,721	38,300	(28,579)
AMERIGROUP Corp.	Jan-10	30.00	35	25,508	31,850	(6,342)
AMERIGROUP Corp.	Jan-10	35.00	25	24,892	31,500	(6,608)
AMERIGROUP Corp.	Jan-10	40.00	25	32,209	41,750	(9,541)
Amgen, Inc.	Apr-09	60.00	33	19,750	36,465	(16,715)
Amgen, Inc.	Jul-09	50.00	4	2,028	2,028	0
Amgen, Inc.	Jan-10	50.00	21	15,267	17,955	(2,688)
Amgen, Inc.	Jan-10	55.00	8	8,576	8,576	0
Amgen, Inc.	Jan-10	60.00	10	12,070	14,450	(2,380)
Amylin Pharmaceuticals, Inc.	Jan-10	20.00	26	15,262	30,680	(15,418)
Amylin Pharmaceuticals, Inc.	Jan-10	25.00	24	17,448	39,840	(22,392)
Baxter International, Inc.	Jan-10	50.00	5	4,235	3,050	1,185
Baxter International, Inc.	Jan-10	70.00	21	19,887	42,630	(22,743)
Baxter International, Inc.	Jan-10	75.00	8	8,776	19,840	(11,064)
Becton, Dickinson & Co.	Sep-09	70.00	12	7,764	14,040	(6,276)
Biogen Idec, Inc.	Jan-10	40.00	2	1,854	1,100	754
Biogen Idec, Inc.	Jan-10	45.00	8	6,616	6,080	536
Bristol-Myers Squibb Co.	Jan-10	20.00	20	8,740	8,000	740
Bristol-Myers Squibb Co.	Jan-10	25.00	30	15,135	23,550	(8,415)
Cardinal Health, Inc.	Jan-10	45.00	16	15,152	22,080	(6,928)
Celgene Corp.	Jan-10	50.00	17	18,176	19,720	(1,544)
Celgene Corp.	Jan-10	55.00	8	10,456	11,920	(1,464)
Celgene Corp.	Jan-10	70.00	19	29,410	50,920	(21,510)
Centene Corp.	Jun-09	22.50	39	21,333	24,180	(2,847)
Cephalon, Inc.	May-09	80.00	5	5,635	7,550	(1,915)
Cephalon, Inc.	Aug-09	85.00	9	11,313	18,270	(6,957)
Cephalon, Inc.	Jan-10	70.00	4	3,988	3,988	0
Cephalon, Inc.	Jan-10	90.00	8	13,816	20,480	(6,664)
Covidien, Ltd.	Jan-10	50.00	26	14,482	49,400	(34,918)
Covidien, Ltd.	Jan-10	55.00	43	35,568	102,340	(66,772)
CVS Caremark Corp.	Jan-10	30.00	43	25,481	28,810	(3,329)
DaVita, Inc.	Jan-10	50.00	26	21,648	21,320	328
Edwards Lifesciences Corp.	Jan-10	55.00	2	1,294	1,260	34
Elan Corp. PLC ADR	Jan-10	20.00	44	20,108	62,480	(42,372)
Elan Corp. PLC ADR	Jan-10	25.00	60	44,979	114,600	(69,621)
Elan Corp. PLC ADR	Jan-10	30.00	10	10,170	24,300	(14,130)
Eli Lilly & Co.	Jan-10	40.00	25	17,425	31,500	(14,075)
Express Scripts, Inc.	Jan-10	55.00	4	3,708	4,320	(612)
Express Scripts, Inc.	Jan-10	80.00	15	19,652	45,450	(25,798)
Forest Laboratories, Inc.	Jan-10	40.00	3	2,314	5,610	(3,296)
Genentech, Inc.	Mar-09	90.00	21	14,007	11,970	2,037
Genentech, Inc.	Mar-09	100.00	29	22,334	42,340	(20,006)
Genzyme Corp.	Jan-10	75.00	13	18,331	22,880	(4,549)
Gilead Sciences, Inc.	Jan-10	45.00	25	16,175	17,000	(825)
Gilead Sciences, Inc.	Jan-10	60.00	18	22,646	29,520	(6,874)
Henry Schein, Inc.	Apr-09	40.00	18	6,286	7,380	(1,094)
Henry Schein, Inc.	Jan-10	30.00	5	2,635	1,500	1,135
Henry Schein, Inc.	Jan-10	35.00	3	1,281	1,440	(159)
Henry Schein, Inc.	Jan-10	60.00	9	10,233	21,960	(11,727)
Humana, Inc.	May-09	45.00	8	4,856	17,120	(12,264)
Humana, Inc.	Aug-09	30.00	12	5,324	10,320	(4,996)
Humana, Inc.	Aug-09	45.00	8	6,296	17,280	(10,984)
Illumina, Inc.	Jan-10	30.00	12	8,564	7,200	1,364
Illumina, Inc.	Jan-10	35.00	12	9,204	10,320	(1,116)
Illumina, Inc.	Jan-10	45.00	33	38,335	52,800	(14,465)
Intuitive Surgical, Inc.	Jan-10	120.00	8	28,856	47,200	(18,344)
Intuitive Surgical, Inc.	Jan-10	200.00	4	18,268	43,760	(25,492)
Laboratory Corp. of America Holdings	Jan-10	60.00	25	17,846	23,250	(5,404)
McKesson Corp.	Jan-10	45.00	12	8,004	10,200	(2,196)
Medco Health Solutions, Inc.	Jan-10	35.00	5	3,485	2,200	1,285
Medco Health Solutions, Inc.	Jan-10	45.00	8	5,630	7,520	(1,890)
Medco Health Solutions, Inc.	Jan-10	55.00	25	30,405	40,250	(9,845)
Medtronic, Inc.	Jan-10	30.00	30	18,936	14,400	4,536
Medtronic, Inc.	Jan-10	35.00	25	19,009	19,750	(741)
Monsanto Co.	Jul-09	70.00	4	3,388	3,160	228
Monsanto Co.	Jan-10	70.00	10	18,870	12,700	6,170
Monsanto Co.	Jan-10	85.00	25	44,150	52,250	(8,100)
Monsanto Co.	Jan-10	120.00	13	36,881	61,100	(24,219)
Monsanto Co.	Jan-10	140.00	47	171,850	307,380	(135,530)
Mylan, Inc.	Jan-10	15.00	5	2,385	2,150	235
Pfizer, Inc.	Jan-10	17.50	94	35,028	55,460	(20,432)
Schering - Plough Corp.	Jan-10	15.00	27	10,186	5,535	4,651
Sepracor, Inc.	Jan-10	15.00	25	12,519	7,750	4,769
Stericycle, Inc.	Aug-09	50.00	4	2,328	2,800	(472)
Stryker Corp.	Jan-10	35.00	25	11,175	14,750	(3,575)
Stryker Corp.	Jan-10	70.00	9	10,323	32,850	(22,527)
Teva Pharmaceutical Industries, Ltd. ADR	Jun-09	45.00	21	5,187	6,720	(1,533)
Teva Pharmaceutical Industries, Ltd. ADR	Jan-10	40.00	26	11,882	9,100	2,782
The Medicines Co.	Apr-09	25.00	22	9,174	28,160	(18,986)
United Therapeutics Corp.	Jan-10	60.00	5	7,863	6,700	1,163
UnitedHealth Group, Inc.	Jun-09	30.00	8	5,576	8,480	(2,904)
Valeant Pharmaceuticals International	Jan-10	20.00	22	12,694	12,760	(66)
Vertex Pharmaceuticals, Inc.	Jan-10	20.00	13	7,111	3,575	3,536
Vertex Pharmaceuticals, Inc.	Jan-10	35.00	8	7,176	8,080	(904)
WellPoint, Inc.	Jan-10	30.00	7	3,899	3,570	329
Wyeth	Jul-09	45.00	21	7,917	10,710	(2,793)
Wyeth	Jan-10	45.00	26	15,782	16,380	(598)
Wyeth	Jan-10	50.00	31	23,266	31,000	(7,734)
Zimmer Holdings, Inc.	Jan-10	40.00	8	5,816	6,640	(824)
Zimmer Holdings, Inc.	Jan-10	70.00	8	7,416	28,160	(20,744)

			1,752	$1,646,948	$2,978,902	$(1,331,954)

See Notes to Portfolio of Investments

AIG Retirement Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Principal Amount/ Shares	Market Value (Note 1)
CORPORATE BONDS & NOTES - 30.3%

Banks-Money Center - 0.0%

RBS Capital Trust II Sub. Bonds 6.43% due 01/03/34(1)	$50,000	$11,500

Finance-Commercial - 0.1%

CIT Group, Inc. Senior Notes 2.29% due 12/14/16(2)	300,000	101,850

Finance-Consumer Loans - 0.8%

HSBC Finance Corp. Senior Notes 1.73% due 07/10/09(2)	1,067,000	1,045,095
SLM Corp. Senior Notes 2.77% due 05/01/14(2)	130,000	47,342
SLM Corp. Senior Notes 3.20% due 11/21/13(2)	150,000	58,626

		1,151,063

Finance-Investment Banker/Broker - 8.3%

Citigroup Funding, Inc. Company Guar. Notes 0.14% due 05/28/13(2)	5,000,000	3,194,260
Goldman Sachs Group, Inc. Notes 0.00% due 05/08/13(2)(3)	5,000,000	3,397,000
Goldman Sachs Group, Inc. Notes 6.65% due 05/15/09	3,000,000	3,013,854
Lehman Brothers Holdings, Inc. Notes 3.47% due 04/14/11†(2)(4)(5)	400,000	49,000
Lehman Brothers Holdings, Inc. Notes 6.59% due 06/10/14†(2)(4)(5)	578,000	70,805
Lehman Brothers Holdings, Inc. Notes 7.53% due 11/01/14†(2)(4)(5)	1,000,000	122,500
Morgan Stanley Senior Notes 2.32% due 02/02/15(2)	1,203,000	988,060
Morgan Stanley Senior Notes 3.07% due 06/01/11(2)	150,000	138,431
Morgan Stanley Senior Notes 3.42% due 11/01/13(2)	1,150,000	924,473

		11,898,383

Insurance-Life/Health - 14.5%

Jackson National Life Global Funding Notes 3.39% due 05/01/14*(2)	3,042,000	2,055,297
John Hancock Life Insurance Co. Company Guar. Notes 1.82% due 08/15/11(2)	1,000,000	918,880
Monumental Global Funding III Senior Sec. Notes 3.25% due 05/22/18*(2)	5,000,000	4,162,612
Pacific Life Global Funding Senior Notes 2.21% due 06/02/18*(2)(3)	5,000,000	3,889,000
Pacific Life Global Funding Bonds 3.25% due 02/06/16*(2)	300,000	249,972
Principal Life Income Funding Trusts Notes 2.47% due 03/01/12(2)	4,390,000	3,662,358
Principal Life Income Funding Trusts Senior Sec. Notes 2.88% due 07/15/11(2)	2,464,000	2,186,356
Protective Life Secured Trust Sec. Notes 1.60% due 09/10/11(2)	170,000	140,277
Prudential Financial, Inc. Senior Notes 2.84% due 05/23/18(2)	5,000,000	3,584,200

		20,848,952

Special Purpose Entities - 6.6%

Allstate Life Global Funding Trust Senior Sec. Notes 2.12% due 03/01/10(2)	4,150,000	3,942,417
Hartford Life Institutional Funding Senior Notes 2.39% due 05/08/18*(2)	5,000,000	4,532,605
Strats-Daimler Chrysler Bonds 2.09% due 11/15/13*(2)	1,000,000	938,660

		9,413,682

Total Corporate Bonds & Notes (cost $55,431,376)		43,425,430

FOREIGN CORPORATE BONDS & NOTES - 0.5%
Banks-Commercial - 0.5%

BNP Paribas LLC Bank Guar. Notes 5.48% due 04/03/17(2) (cost $1,144,036)	1,174,000	660,375

U.S. GOVERNMENT AGENCIES - 2.8%
Federal Farm Credit Bank - 1.1%
5.13% due 08/25/16	1,500,000	1,588,945

Federal Home Loan Bank - 0.7%
5.00% due 11/17/17	1,000,000	1,071,588

Federal Home Loan Mtg. Corp. - 0.9%
4.50% due 01/15/15	135,000	145,226
5.13% due 11/17/17	500,000	548,901
6.25% due 07/15/32	500,000	631,283

		1,325,410

Tennessee Valley Authority - 0.1%
4.65% due 06/15/35	100,000	96,723

Total U.S. Government Agencies (cost $3,996,490)		4,082,666

U.S. GOVERNMENT TREASURIES - 53.9%
United States Treasury Bonds - 48.6%
1.63% due 01/15/15 TIPS(6)	1,332,694	1,279,802
1.75% due 01/15/28 TIPS(6)	9,938,313	8,674,279
1.88% due 07/15/15 TIPS(6)	11,893,310	11,569,955
2.00% due 01/15/26 TIPS(6)	8,487,396	7,702,312
2.38% due 01/15/25 TIPS(6)	1,115,700	1,069,678
2.63% due 07/15/17 TIPS(6)	8,117,760	8,267,435
3.63% due 04/15/28 TIPS(6)	14,302,970	16,256,212
3.88% due 04/15/29 TIPS(6)	12,473,078	14,702,640

		69,522,313

United States Treasury Notes - 5.3%
1.38% due 07/15/18 TIPS(6)	8,192,268	7,621,365

Total U.S. Government Treasuries (cost $79,711,639)		77,143,678

PREFERRED STOCK - 0.5%
Finance-Consumer Loans - 0.5%
SLM Corp. 3.07%(2) (cost $1,732,125)	93,000	734,700

Total Long-Term Investment Securities (cost $142,015,666)		126,046,849

SHORT-TERM INVESTMENT SECURITIES - 11.6%
Time Deposits - 11.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/02/09 (cost $16,563,000)	16,563,000	16,563,000

TOTAL INVESTMENTS (cost $158,578,666) (7)	99.6%	142,609,849
Other assets less liabilities	0.4	560,082

NET ASSETS	100.0%	$143,169,931

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2009, the aggregate value of these securities was $15,828,146 representing 11.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Perpetual maturity-maturity date reflects the next call date.
(2)	Floating rate security where the rate fluctuates based on the Consumer Price Index.
(3)	Fair valued security; see Note 1
(4)	Bond in default
(5)	Company has filed Chapter 11 bankruptcy protection.
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 5 for cost of investments on a tax basis.

TIPS - Treasury Inflation Protected Securities

See Notes to Portfolio of Investments

AIG Retirement Company I International Equities Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Shares/ Principal Amount(8)	Market Value (Note 1)(7)
COMMON STOCK - 93.0%
Australia - 5.9%

AGL Energy, Ltd.	37,144	$312,547
Alumina, Ltd.#	121,361	92,458
Amcor, Ltd.	69,442	194,649
AMP, Ltd.	164,125	501,652
Aristocrat Leisure, Ltd.#	26,908	63,640
ASX, Ltd.#	14,243	238,617
Australia and New Zealand Banking Group, Ltd.#	170,422	1,432,344
AXA Asia Pacific Holdings, Ltd.#	70,222	137,116
Bendigo Bank, Ltd.#	24,258	99,195
BHP Billiton, Ltd.	279,766	5,090,436
Billabong International, Ltd.#	13,932	61,991
BlueScope Steel, Ltd.	72,405	101,565
Boral, Ltd.#	48,666	86,799
Brambles, Ltd.	115,288	337,013
Caltex Australia, Ltd.#	11,221	66,596
CFS Retail Property Trust#	142,006	152,796
Coca-Cola Amatil, Ltd.	45,883	262,270
Cochlear, Ltd.	4,660	158,076
Commonwealth Bank of Australia	122,609	2,306,969
Computershare, Ltd.#	39,317	175,159
Crown, Ltd.#	38,992	127,755
CSL, Ltd.	50,241	1,166,091
CSR, Ltd.#	107,866	68,344
Dexus Property Group	289,318	126,921
Fairfax Media, Ltd.#(1)	115,535	62,239
Fortescue Metals Group, Ltd.†#	105,301	173,704
Foster’s Group, Ltd.	160,022	559,254
Goodman Fielder, Ltd.#	110,149	80,677
GPT Group#	369,219	108,074
Harvey Norman Holdings, Ltd.#	44,011	53,605
Incitec Pivot, Ltd.	140,417	192,485
Insurance Australia Group, Ltd.#	157,168	341,719
Leighton Holdings, Ltd.#	12,411	148,817
Lend Lease Corp., Ltd.	33,896	114,658
Lion Nathan, Ltd.	24,336	132,170
Macquarie Airports Management, Ltd.	57,047	55,901
Macquarie Goodman Group	219,160	35,695
Macquarie Group, Ltd.#	23,397	248,720
Macquarie Infrastructure Group#	199,846	129,999
Macquarie Office Trust	334,793	25,124
Metcash, Ltd.#	63,523	168,607
Mirvac Group#	134,188	71,604
National Australia Bank, Ltd.	155,850	1,758,366
Newcrest Mining, Ltd.	40,067	787,515
OneSteel, Ltd.	69,711	74,378
Orica, Ltd.	29,885	254,058
Origin Energy, Ltd.	73,552	634,220
OZ Minerals, Ltd.#	246,827	99,435
Perpetual, Ltd.#	3,134	50,695
Qantas Airways, Ltd.	90,255	89,645
QBE Insurance Group, Ltd.	82,206	989,684
Rio Tinto, Ltd.#	23,817	696,499
Santos, Ltd.	48,727	475,926
Sims Group, Ltd.#	12,870	139,452
Sonic Healthcare, Ltd.	30,023	229,061
SP AusNet	85,964	54,970
Stockland	132,096	228,042
Suncorp-Metway, Ltd.#	108,382	359,503
TABCORP Holdings, Ltd.	48,602	196,800
Tattersall’s, Ltd.#	94,784	171,238
Telstra Corp., Ltd.	366,426	829,715
Toll Holdings, Ltd.	54,677	184,842
Transurban Group#	100,710	285,037
Wesfarmers, Ltd.#	78,929	876,505
Wesfarmers, Ltd. PPS	12,052	133,103
Westfield Group	168,003	1,138,018
Westpac Banking Corp.	232,846	2,481,611
Woodside Petroleum, Ltd.#	40,749	925,447
Woolworths, Ltd.	102,051	1,692,873
WorleyParsons, Ltd.#	12,637	125,932

		32,026,621

Austria - 0.2%

Erste Bank der Oesterreichischen Sparkassen AG#	10,749	103,963
Oesterreichische Elektrizitaetswirtschafts AG	6,621	205,059
OMV AG	6,597	173,536
Raiffeisen International Bank Holding AG#	2,165	40,883
Strabag SE#	2,051	26,657
Telekom Austria AG	13,793	180,850
Voestalpine AG	4,602	71,305
Wiener Staedtische Versicherung AG#	1,536	34,369
Wienerberger AG#	3,357	27,340

		863,962

Belgium - 0.9%

Anheuser-Busch InBev NV#	51,902	1,433,026
Belgacom SA	9,985	327,421
Colruyt SA	1,853	422,445
Compagnie Nationale a Portefeuille	1,570	65,605
Delhaize Group	17,667	1,031,034
Dexia SA#	109,571	232,509
Dexia SA VVPR†	1,290	3
Fortis	131,661	221,521
Group Bruxelles Lambert SA	3,226	208,006
KBC Groep NV	6,390	67,837
Mobistar SA	1,240	76,910
Solvay SA#	9,237	528,096
UCB SA#	4,032	112,279
Umicore	7,477	113,307

		4,839,999

Bermuda - 0.4%

Cheung Kong Infrastructure Holdings, Ltd.	38,636	146,364
Chinese Estates Holdings, Ltd.	70,000	79,389
Esprit Holdings, Ltd.	88,000	471,686
Frontline, Ltd.#	3,810	79,652
Kerry Properties, Ltd.	54,000	100,422
Li & Fung, Ltd.	198,600	434,731
Mongolia Energy Co., Ltd.†	152,000	40,515
Noble Group, Ltd.	137,600	94,301
NWS Holdings, Ltd.	69,000	87,671
Orient Overseas International, Ltd.	18,483	42,149
Pacific Basin Shipping, Ltd.	139,000	63,407
SeaDrill, Ltd.#	11,250	85,759
Shangri-La Asia, Ltd.	110,000	117,059
Yue Yuen Industrial Holdings, Ltd.	55,500	103,252

		1,946,357

Cayman Islands - 0.0%

ASM Pacific Technology, Ltd.	16,300	47,168
Foxconn International Holdings, Ltd.†	177,000	51,348

Hutchison Telecommunications International, Ltd.	140,000	32,654
Kingboard Chemical Holdings, Ltd.	46,000	74,291
Lifestyle International Holdings ,Ltd.	57,000	43,198

		248,659

Denmark - 1.1%

AP Moller - Maersk A/S, Series A	23	108,208
AP Moller - Maersk A/S, Series B	122	572,217
Carlsberg A/S#	18,002	613,233
Coloplast A/S	933	60,834
Danisco A/S	27,267	957,725
Danske Bank A/S†#	70,459	444,541
DSV A/S#	7,602	57,275
FLSmidth & Co. A/S#	2,127	49,826
Jyske Bank A/S†	1,943	33,948
Novo-Nordisk A/S, Class B	34,152	1,659,667
Novozymes A/S#	2,494	184,731
Topdanmark A/S†#	633	64,470
TrygVesta A/S#	1,088	56,349
Vestas Wind Systems A/S†#	17,502	765,286
William Demant Holding A/S†#	2,842	90,081

		5,718,391

Finland - 0.9%

Elisa Oyj	10,103	129,840
Fortum Oyj	28,356	490,593
Kesko Oyj, Class B	2,642	56,472
Kone Oyj, Class B#	6,128	127,080
Metso Corp.	10,264	100,148
Neste Oil Oyj†#	14,376	179,360
Nokia OYJ	270,382	2,546,770
Nokian Renkaat Oyj#	4,243	50,283
Orion Oyj	3,571	55,385
Outokumpu Oyj#	4,716	47,947
Pohjola Bank PLC, Class A	41,213	292,322
Rautaruukki Oyj	21,577	360,673
Sampo Oyj, Class A	16,796	221,836
Sanoma-WSOY Oyj#	3,331	36,904
Stora Enso Oyj, Class R	23,258	97,239
UPM-Kymmene Oyj	32,846	232,429
Wartsila Oyj, Class B#	3,352	77,067

		5,102,348

France - 9.0%

Accor SA#	27,139	974,197
Aeroports de Paris	1,187	57,320
Air France-KLM#	5,401	49,690
Air Liquide	15,188	1,116,641
Alcatel SA†#	111,996	148,073
Alstom SA	10,414	496,129
Atos Origin SA#	2,788	67,873
AXA SA	175,276	1,620,170
BioMerieux	552	41,960
BNP Paribas	86,970	2,853,957
Bouygues SA#	13,927	400,951
Bureau Veritas SA#	1,514	55,123
Cap Gemini SA#	27,290	791,585
Carrefour SA#	30,181	1,020,944
Casino Guichard-Perrachon SA	1,740	108,580
Christian Dior SA	2,180	109,556
Cie Generale de Geophysique-Veritas†#	24,294	265,661
CNP Assurances	16,479	1,066,478
Compagnie de St. Gobain#	51,656	1,198,079
Compagnie Generale des Etablissements Michelin, Class B	17,122	558,624
Credit Agricole SA	47,746	469,231
Dassault Systemes SA#	9,614	336,707
Dexia SA Strip VVPR	1,290	3
Eiffage SA#	1,465	53,670
Electricite de France#	23,719	926,416
Eramet	1,066	154,748
Essilor International SA#	20,265	702,089
Eurazeo	995	23,273
Eutelsat Communications	5,731	118,484
France Telecom SA	192,649	4,345,918
GDF Suez	87,703	2,800,945
GDF Suez VVPR†	12,852	16
Gecina SA#	7,452	329,559
Groupe Danone#	28,019	1,343,285
Hermes International#	3,163	269,068
ICADE	787	58,127
Iliad SA	650	51,712
Imerys SA	2,225	74,405
Ipsen SA	1,008	38,510
JC Decaux SA#	2,676	34,464
Klepierre	3,323	68,071
L’Oreal SA	23,646	1,532,685
Lafarge SA#	10,661	459,852
Lagardere SCA#	7,461	243,780
Legrand SA#	3,678	55,351
LVMH Moet Hennessy Louis Vuitton SA#	9,794	562,851
M6-Metropole Television	5,210	68,224
Natixis	206,575	286,886
Neopost SA#	1,956	142,612
PagesJaunes Groupe SA#	5,049	43,009
Pernod Ricard SA#	8,813	484,651
Peugeot SA	6,082	104,845
PPR#	3,036	182,027
Publicis Groupe#	39,946	933,040
Renault SA#	15,530	226,481
Safran SA#	7,503	76,691
Sanofi-Aventis	54,142	2,798,078
Schneider Electric SA	11,686	704,596
SCOR SE	18,547	370,146
Societe BIC SA	1,068	52,384
Societe Des Autoroutes Paris-Rhin-Rhone	904	49,128
Societe Generale	24,110	758,930
Societe Television Francaise 1#	4,693	38,196
Sodexho#	3,770	174,172
Suez Environnement SA†	10,768	157,737
Technip SA	4,148	135,707
Thales SA	3,569	144,870
Total SA	179,153	8,477,866
Unibail-Rodamco#	3,277	415,279

Valeo SA	8,163	101,817
Vallourec SA#	6,408	505,536
Veolia Environnement	15,113	327,081
Vinci SA	16,851	547,476
Vivendi	81,287	1,947,115
Wendel#	5,418	136,488
Zodiac SA#	1,670	50,873

		48,496,752

Germany - 6.9%

Adidas AG#	38,463	1,120,163
Allianz SE	41,966	2,842,799
BASF SE	120,232	3,335,428
Bayer AG#	36,786	1,771,696
Bayerische Motoren Werke AG#	13,237	330,638
Beiersdorf AG#	5,898	246,628
Celesio AG	14,542	300,970
Commerzbank AG#	104,658	368,740
Daimler AG	52,939	1,204,706
Deutsche Bank AG#	28,409	738,614
Deutsche Boerse AG	11,024	507,000
Deutsche Lufthansa AG#	55,006	606,551
Deutsche Post AG (London)†	4,152	40,425
Deutsche Post AG (Sweden)	45,707	442,544
Deutsche Postbank AG#	16,420	182,404
Deutsche Telekom AG	322,695	3,906,517
E.ON AG	157,842	4,057,903
Fraport AG#	2,739	85,598
Fresenius Medical Care AG#	10,099	415,927
Fresenius SE	16,703	758,864
GEA Group AG	5,879	63,387
Hamburger Hafen und Logistik AG	2,385	54,266
Hannover Rueckversicherung AG	2,411	87,646
HeidelbergCement AG#	1,000	26,598
Henkel AG & Co. KGaA	36,625	790,096
Hochtief AG#	1,680	46,557
K+S AG	8,701	391,796
Linde AG	8,228	531,176
MAN AG	16,677	676,097
Merck KGaA	13,552	1,016,859
Metro AG	15,079	439,084
Muenchener Rueckversicherungs AG	11,432	1,402,503
Puma AG Rudolf Dassler Sport	257	38,850
Q-Cells SE†#	2,464	40,875
RWE AG	17,786	1,121,617
Salzgitter AG	2,343	145,418
SAP AG	56,486	1,823,000
Siemens AG	51,675	2,633,572
Solarworld AG#	3,350	58,450
Suedzucker AG	2,649	47,217
ThyssenKrupp AG	24,607	440,076
TUI AG#	8,538	48,132
United Internet AG#	23,883	168,591
Volkswagen AG	8,294	1,970,131
Wacker Chemie AG	1,364	85,769

		37,411,878

Greece - 0.5%

Alpha Bank A.E.	60,659	322,042
Coca-Cola Hellenic Bottling Co. SA	38,653	472,566
EFG Eurobank Ergasias	12,655	64,932
Hellenic Petroleum SA	35,076	257,386
Hellenic Telecommunications Organization SA	15,420	201,297
Marfin Financial Group SA Holdings†	23,897	69,189
National Bank of Greece SA	19,855	245,454
OPAP SA	34,366	885,699
Piraeus Bank SA	12,516	60,743
Public Power Corp. SA	4,174	63,282
Titan Cement Co. SA	2,308	40,757

		2,683,347

Hong Kong - 1.9%

Bank of East Asia, Ltd.	118,800	244,692
BOC Hong Kong Holdings, Ltd.	308,500	305,834
Cathay Pacific Airways, Ltd.	99,000	101,929
Cheung Kong Holdings, Ltd.	115,562	935,202
CLP Holdings, Ltd.	171,000	1,264,849
Hang Lung Group, Ltd.	73,000	193,493
Hang Lung Properties, Ltd.	173,000	327,108
Hang Seng Bank, Ltd.	63,788	705,268
Henderson Land Development Co., Ltd.	89,569	297,216
Hong Kong & China Gas Co., Ltd.	333,744	503,489
Hong Kong Aircraft Engineering Co., Ltd.	5,600	50,141
Hong Kong Exchanges & Clearing, Ltd.	85,200	673,038
HongKong Electric Holdings, Ltd.	116,000	714,003
Hopewell Holdings, Ltd.	52,455	147,218
Hutchison Whampoa, Ltd.	177,000	921,876
Hysan Development Co., Ltd.	48,000	72,991
MTR Corp., Ltd.	118,000	260,960
New World Development Co., Ltd.	204,000	182,504
PCCW, Ltd.	315,657	147,067
Sino Land Co., Ltd.	142,000	109,296
Sun Hung Kai Properties, Ltd.	117,282	905,928
Swire Pacific, Ltd., Class A	67,816	413,327
Television Broadcasts, Ltd.	23,926	82,481
The Link REIT	180,191	342,721
Wharf Holdings, Ltd.	115,000	240,466
Wheelock & Co., Ltd.	77,000	128,731
Wing Hang Bank, Ltd.	15,245	84,721

		10,356,549

Ireland - 0.3%

Allied Irish Banks PLC	23,832	12,474
Anglo Irish Bank Corp. PLC†(1)	31,152	8,570
CRH PLC	27,964	579,941
Elan Corp PLC†	25,844	162,900
Kerry Group PLC	39,901	848,591
Ryanair Holdings PLC†	7,244	27,160
Ryanair Holdings PLC ADR†#	1,496	35,664

		1,675,300

Isle of Man - 0.0%

Genting International PLC†#	242,000	65,223

Italy - 3.3%

A2A SpA	746,742	1,073,132
ACEA SpA	3,831	47,693
Alleanza Assicurazioni SpA#	125,454	623,532

Assicurazione Generali SpA	63,314	952,575
Atlantia SpA	10,298	134,651
Autogrill SpA#	4,069	19,546
Banca Carige SpA#	29,054	78,131
Banca Intesa SpA	110,261	184,359
Banca Monte dei Paschi di Siena SpA#	326,083	404,521
Banca Popolare di Milano Scarl	15,853	63,938
Banco Popolare Scarl	115,780	443,733
Bulgari SpA#	6,003	24,373
Enel SpA	173,101	863,226
ENI SpA	289,201	5,777,092
Fiat SpA	118,224	531,829
Finmeccanica SpA	42,087	537,252
Fondiaria-Sai SpA	7,006	81,653
IFIL Investments SpA†#	12,456	23,612
Intesa Sanpaolo SpA	455,863	1,109,579
Italcementi SpA	13,572	71,332
Italcementi SpA RNC#	2,833	25,393
Lottomatica SpA#	2,434	39,120
Luxottica Group SpA#	5,556	73,004
Mediaset SpA#	30,695	136,379
Mediobanca SpA	19,671	159,865
Mediolanum SpA#	8,757	29,237
Parmalat SpA	66,691	123,731
Pirelli & C. SpA	327,394	70,614
Prysmian SpA	4,331	35,647
Saipem SpA	39,744	617,394
Saras SpA	49,507	144,000
Snam Rete Gas SpA#	31,286	155,382
Telecom Italia SpA (Chi-X)	1,472,506	1,802,163
Telecom Italia SpA (Milan)	240,906	230,847
Terna Rete Elettrica Nazionale SpA	47,995	149,693
UniCredit SpA#	685,111	873,223
Unione di Banche Italiane Scpa	29,559	280,382
Unipol Gruppo Finanziario SpA	26,623	23,914

		18,015,747

Japan - 22.7%

ABC-Mart, Inc.	1,200	26,352
ACOM Co., Ltd.#	2,469	60,485
Advantest Corp.#	7,520	89,884
Aeon Co., Ltd.#	32,630	192,504
Aeon Credit Service Co., Ltd.#	4,100	31,418
Aeon Mall Co., Ltd.	3,300	34,784
Aioi Insurance Co., Ltd.	22,000	80,380
Aisin Seiki Co., Ltd.	69,600	1,049,191
Ajinomoto Co., Inc.	32,807	225,596
Alfresa Holdings Corp.	1,400	54,407
All Nippon Airways Co., Ltd.#	32,000	114,296
Alps Electric Co., Ltd.	9,649	26,662
Amada Co., Ltd.	17,863	86,326
Aozora Bank, Ltd.	33,000	37,074
Asahi Breweries, Ltd.	19,595	244,224
Asahi Glass Co., Ltd.	50,249	216,131
Asahi Kasei Corp.	59,549	188,220
Asics Corp.#	8,000	49,738
Astellas Pharma, Inc.	24,000	796,602
Bank of Kyoto, Ltd.#	15,000	129,753
Benesse Corp.	3,714	147,744
Bridgestone Corp.	30,600	412,555
Brother Industries, Ltd.	12,200	81,779
Canon Marketing Japan, Inc.	3,600	49,997
Canon, Inc.	53,400	1,348,648
Casio Computer Co., Ltd.#	11,992	82,317
Central Japan Railway Co.	78	471,958
Chubu Electric Power Co., Inc.#	33,200	819,630
Chugai Pharmaceutical Co., Ltd.	11,276	191,312
Chuo Mitsui Trust Holdings, Inc.#	49,000	147,993
Citizen Watch Co., Ltd.#	17,247	59,598
Coca-Cola West Japan Co., Ltd.#	2,900	46,101
Cosmo Oil Co., Ltd.	27,000	74,662
Credit Saison Co., Ltd.#	8,454	54,877
Culture Convenience Club Co.#	90,000	618,781
Dai Nippon Printing Co., Ltd.	30,000	252,656
Daicel Chemical Industries, Ltd.	13,427	46,825
Daido Steel Co., Ltd.#	15,000	31,881
Daihatsu Motor Co., Ltd.#	10,000	75,496
Daiichi Sankyo Co., Ltd.	33,600	534,159
Daikin Industries, Ltd.#	13,110	285,625
Dainippon Ink and Chemicals, Inc.	30,180	42,057
Dainippon Sumitomo Pharma Co., Ltd.#	8,000	66,052
Daito Trust Construction Co., Ltd.	3,953	124,293
Daiwa House Industry Co., Ltd.	25,070	162,950
Daiwa Securities Group, Inc.	67,045	229,243
Dena Co., Ltd.#	14	41,461
Denki Kagaku Kogyo Kabushiki Kaisha	25,226	40,511
Denso Corp.	64,400	1,206,266
Dentsu, Inc.#	9,900	143,386
Dowa Mining Co., Ltd.	13,000	40,007
East Japan Railway Co.	17,100	1,014,401
Eisai Co., Ltd.#	12,606	386,852
Electric Power Development Co., Ltd.	6,600	210,058
Elpida Memory, Inc.†#	5,700	33,457
FamilyMart Co., Ltd.	32,856	1,110,112
Fanuc, Ltd.	9,500	617,525
Fast Retailing Co., Ltd.	14,300	1,433,044
Fuji Electric Holdings Co., Ltd.#	30,000	26,940
Fuji Heavy Industries, Ltd.	29,000	91,546
Fuji Television Network, Inc.	26	29,593
FUJIFILM Holdings Corp.	24,373	453,766
Fujitsu, Ltd.	93,448	317,837
Fukuoka Financial Group, Inc.	38,000	113,341
Furukawa Electric Co., Ltd.#	31,000	80,007
Gunma Bank, Ltd.	19,000	101,082
Hakuhodo DY Holdings, Inc.#	1,260	54,500
Hankyu Hanshin Holdings, Inc.#	59,600	273,727
Haseko Corp.#	68,500	23,307
Hikari Tsushin, Inc.#	1,300	20,837
Hino Motors, Ltd.#	13,000	23,880
Hirose Electric Co., Ltd.#	1,681	144,289
Hisamitsu Pharmaceutical Co., Inc.#	3,300	99,357
Hitachi Chemical Co., Ltd.#	5,400	54,320
Hitachi Construction Machinery Co., Ltd.#	5,500	63,106
Hitachi High-Technologies Corp.	3,500	42,935
Hitachi Metals, Ltd.#	8,000	45,620

Hitachi, Ltd.	168,849	418,709
Hokkaido Electric Power Co., Inc.#	9,800	207,284
Hokuhoku Financial Group, Inc.#	59,177	92,320
Hokuriku Electric Power Co.	8,900	236,410
Honda Motor Co., Ltd.	122,600	2,945,287
Hoya Corp.	20,700	374,653
Ibiden Co., Ltd.#	36,700	701,182
Idemitsu Kosan Co., Ltd.#	1,100	83,732
IHI Corp.	68,596	57,375
INPEX Corp.#	42	283,771
Isetan Mitsukoshi Holdings, Ltd.†#	16,734	118,746
Isuzu Motors, Ltd.	64,000	61,740
Ito En, Ltd.#	3,300	41,726
ITOCHU Corp.	76,000	340,070
ITOCHU Techno-Solutions Corp.#	1,400	25,968
J Front Retailing Co., Ltd.#	25,000	75,524
Jafco Co., Ltd.#	1,700	24,403
Japan Airlines Corp.†#	45,000	85,522
Japan Petroleum Exploration Co.	1,500	54,545
Japan Prime Reality Investment Corp.	29	45,848
Japan Real Estate Investment Corp.	21	156,458
Japan Retail Fund Investment Corp.#	17	55,337
Japan Steel Works, Ltd.#	127,000	1,134,792
Japan Tobacco, Inc.	225	533,012
JFE Holdings, Inc.	26,100	562,022
JGC Corp.#	100,282	1,140,543
JS Group Corp.	13,675	146,118
JSR Corp.#	9,100	106,357
JTEKT Corp.	10,500	55,772
Jupiter Telecommunications Co.#	427	339,329
Kajima Corp.#	42,000	87,571
Kamigumi Co., Ltd.#	13,135	84,032
Kaneka Corp.	14,081	68,215
Kansai Paint Co., Ltd.#	11,000	56,340
Kao Corp.	25,000	474,815
Kawasaki Heavy Industries, Ltd.#	75,842	130,789
Kawasaki Kisen Kaisha, Ltd.	29,631	92,828
KDDI Corp.	145	756,626
Keihin Electric Express Railway Co., Ltd.#	21,582	152,001
Keio Corp.#	30,000	155,075
Keisei Electric Railway Co., Ltd.#	13,000	59,973
Keyence Corp.#	1,900	360,985
Kikkoman Corp.	7,531	57,279
Kinden Corp.	6,036	42,479
Kintetsu Corp.#	81,072	328,084
Kirin Brewery Co., Ltd.	38,937	374,034
Kobe Steel, Ltd.#	135,000	162,278
Komatsu, Ltd.#	105,100	1,077,244
Konami Corp.	5,061	71,116
Konica Minolta Holdings, Inc.	24,336	184,308
Kubota Corp.#	154,000	731,619
Kuraray Co., Ltd.	16,961	123,792
Kurita Water Industries, Ltd.#	5,610	94,612
Kyocera Corp.	8,043	470,335
Kyowa Hakko Kogyo Co., Ltd.#	12,671	97,789
Kyushu Electric Power Co., Inc.	58,900	1,392,410
Lawson, Inc.#	3,400	147,010
Leopalace21 Corp.	6,700	37,045
Mabuchi Motor Co., Ltd.#	1,500	58,120
Makita Corp.	6,100	119,216
Marubeni Corp.	83,000	256,731
Marui Co., Ltd.#	13,596	56,975
Maruichi Steel Tube, Ltd.	1,800	37,728
Matsui Securities Co., Ltd.#	6,300	36,217
Mazda Motor Corp.	47,000	58,487
MEDICEO Holdings Co., Ltd.#	7,500	78,877
Meiji Dairies Corp.#	13,000	48,900
Minebea Co., Ltd.#	17,125	58,035
Mitsubishi Chemical Holdings Corp.#	64,920	219,529
Mitsubishi Corp.	127,901	1,600,463
Mitsubishi Electric Corp.	96,000	379,756
Mitsubishi Estate Co., Ltd.	58,750	586,425
Mitsubishi Gas Chemical Co., Inc.	18,864	73,552
Mitsubishi Heavy Industries, Ltd.#	320,000	891,305
Mitsubishi Logistics Corp.	5,000	39,703
Mitsubishi Materials Corp.	58,000	133,998
Mitsubishi Motors Corp.†#	180,000	208,634
Mitsubishi Rayon Co., Ltd.#	27,042	48,952
Mitsubishi Tanabe Pharma Corp.	71,000	844,519
Mitsubishi UFJ Financial Group, Inc.	790,400	3,594,656
Mitsubishi UFJ Lease & Finance Co., Ltd.#	3,040	51,925
Mitsui & Co., Ltd.	237,331	2,177,033
Mitsui Chemicals, Inc.#	31,000	65,638
Mitsui Engineering & Shipbuilding Co., Ltd.#	35,668	51,742
Mitsui Fudosan Co., Ltd.	41,000	409,043
Mitsui Mining & Smelting Co., Ltd.#	30,977	43,378
Mitsui O.S.K. Lines, Ltd.#	317,000	1,614,833
Mitsui Sumitomo Insurance Group Holdings, Inc.	18,898	441,525
Mitsumi Electric Co., Ltd.	4,200	51,412
Mizuho Financial Group, Inc.#	476,800	900,176
Mizuho Trust & Banking Co., Ltd.#	78,000	67,082
Murata Manufacturing Co., Ltd.	27,773	1,053,477
NamCo Bandai Holdings, Inc.#	10,218	92,905
NEC Corp.	96,441	226,204
NEC Electronics Corp.†#	2,100	10,257
Net One Systems Co., Ltd.	150	209,915
NGK Insulators, Ltd.#	12,537	164,561
NGK Spark Plug Co., Ltd.#	8,455	65,340
NHK Spring Co., Ltd.#	8,000	26,967
Nidec Corp.#	23,360	967,135
Nikon Corp.#	16,485	153,590
Nintendo Co., Ltd.	11,200	3,174,634
Nippon Building Fund, Inc.	25	202,665
Nippon Electric Glass Co., Ltd.	17,000	109,375
Nippon Express Co., Ltd.	39,879	114,740
Nippon Meat Packers, Inc.	69,000	667,537
Nippon Mining Holdings, Inc.	44,000	151,582
Nippon Oil Corp.	66,000	312,426
Nippon Paper Group, Inc.#	4,400	97,882
Nippon Sheet Glass Co., Ltd.#	30,067	59,247
Nippon Steel Corp.#	254,389	670,863
Nippon Telegraph and Telephone Corp.	26,000	1,114,716
Nippon Yusen Kabushiki Kaisha	55,000	227,345

Nipponkoa Insurance Co., Ltd.#	32,000	235,594
Nishi-Nippon City Bank, Ltd.	35,000	71,027
Nissan Chemical Industries, Ltd.#	7,000	45,435
Nissan Motor Co., Ltd.	114,300	352,552
Nissay Dowa General Insurance Co., Ltd.#	8,000	33,509
Nisshin Seifun Group, Inc.#	8,463	85,111
Nisshin Steel Co., Ltd.	38,000	57,855
Nisshinbo Industries, Inc.	6,532	46,464
Nissin Food Products Co., Ltd.#	4,055	121,909
Nitori Co., Ltd.#	2,000	106,103
Nitto Denko Corp.	8,207	147,945
NOK Corp.	5,900	42,401
Nomura Holdings, Inc.#	89,900	372,814
Nomura Real Estate Holdings, Inc.#	2,700	33,989
Nomura Real Estate Office Fund, Inc.	13	65,822
Nomura Research Institute, Ltd.#	5,700	89,342
NSK, Ltd.	22,077	68,469
NTN Corp.#	21,277	46,828
NTT Data Corp.#	63	156,787
NTT DoCoMo, Inc.	1,686	2,637,466
NTT Urban Development Corp.	60	42,250
Obayashi Corp.	29,861	126,241
Obic Co., Ltd.#	360	47,629
Odakyu Electric Railway Co., Ltd.#	31,000	227,168
OJI Paper Co., Ltd.#	42,528	157,250
Olympus Corp.#	12,206	160,341
Omron Corp.	10,584	121,866
Ono Pharmaceutical Co., Ltd.	4,800	222,484
Onward Kashiyama Co., Ltd.#	5,944	33,391
ORACLE Corp.#	1,900	59,092
Oriental Land Co., Ltd.#	17,571	1,150,654
ORIX Corp.#	4,730	95,212
Osaka Gas Co., Ltd.	97,188	347,029
Osaka Securities Exchange Co., Ltd.	300	992,326
Osaka Titanium Technologies Co.#	900	19,126
Otsuka Corp.#	800	28,060
Panasonic Electric Works Co., Ltd.	18,000	109,098
Panasonic, Corp.	233,000	2,699,237
Promise Co., Ltd.#	3,100	41,295
Rakuten, Inc.#	329	168,754
Resona Holdings, Inc.#	25,600	437,239
Ricoh Co., Ltd.#	34,000	383,516
Rohm Co., Ltd.	5,108	244,742
Sankyo Co., Ltd.	2,600	116,076
Santen Pharmaceutical Co., Ltd.#	33,700	925,545
Sanyo Electric Co., Ltd.†#	84,000	117,289
Sapporo Hokuyo Holdings, Inc.	16,800	42,029
Sapporo Holdings, Ltd.#	12,000	38,868
SBI Holdings, Inc.#	867	68,659
Secom Co., Ltd.#	10,559	361,600
Sega Sammy Holdings, Inc.#	9,300	79,130
Seiko Epson Corp.#	6,500	73,362
Sekisui Chemical Co., Ltd.	20,925	88,898
Sekisui House, Ltd.	22,000	143,755
Seven & I Holdings Co., Ltd.#	40,868	903,893
Seven Bank, Ltd.#	641	1,754,182
Sharp Corp.#	50,330	391,825
Shikoku Electric Power Co., Inc.#	9,200	279,750
Shimadzu Corp.#	73,000	450,323
Shimamura Co., Ltd.#	1,100	56,405
Shimano, Inc.#	3,340	108,835
Shimizu Corp.#	29,559	110,751
Shin-Etsu Chemical Co., Ltd.	20,526	915,205
Shinko Electric Industries Co., Ltd.#	3,500	32,060
Shinko Securities Co., Ltd.#	26,000	46,492
Shinsei Bank, Ltd.#	79,000	69,112
Shionogi & Co., Ltd.	48,507	787,090
Shiseido Co., Ltd.#	17,000	248,128
Showa Denko K.K.	61,798	72,274
Showa Shell Sekiyu K.K.	9,900	81,436
SMC Corp.	2,800	254,239
Softbank Corp.#	37,900	455,464
Sojitz Corp.	63,700	70,831
Sompo Japan Insurance, Inc.	42,000	206,270
Sony Corp.#	50,262	839,470
Sony Financial Holdings, Inc.	43	109,080
Square Enix Co., Ltd.#	3,200	55,976
Stanley Electric Co., Ltd.	7,700	76,962
Sumco Corp.#	6,500	80,829
Sumitomo Chemical Co., Ltd.	78,000	232,620
Sumitomo Corp.#	56,600	471,493
Sumitomo Electric Industries, Ltd.	38,487	297,566
Sumitomo Heavy Industries, Ltd.	28,000	73,196
Sumitomo Metal Industries, Ltd.	192,000	358,206
Sumitomo Metal Mining Co., Ltd.#	117,341	1,164,691
Sumitomo Mitsui Financial Group, Inc.#	67,600	2,154,316
Sumitomo Osaka Cement Co., Ltd.#	100,000	217,906
Sumitomo Realty & Development Co., Ltd.	19,000	181,188
Sumitomo Rubber Industries, Inc.#	8,800	55,719
Suruga Bank, Ltd.	11,000	84,435
Suzuken Co., Ltd.#	3,500	95,170
Suzuki Motor Corp.#	92,700	1,437,247
T&D Holdings, Inc.#	9,959	221,587
Taiheiyo Cement Corp.#	46,000	65,430
Taisei Corp.#	48,384	85,651
Taisho Pharmaceutical Co., Ltd.	6,000	107,535
Taiyo Nippon Sanso Corp.#	14,000	87,700
Takashimaya Co., Ltd.#	14,000	71,842
Takeda Pharmaceutical Co., Ltd.	40,800	1,648,168
Takefuji Corp.#	5,990	19,814
TDK Corp.	6,100	199,215
Teijin, Ltd.#	44,277	76,465
Terumo Corp.	46,400	1,425,041
The 77 Bank, Ltd.	17,000	80,226
The Bank of Yokohama, Ltd.	61,000	258,905
The Chiba Bank, Ltd.	38,000	178,843
The Chugoku Bank, Ltd.#	8,000	99,013
The Chugoku Electric Power Co.#	14,000	334,704
The Hachijuni Bank, Ltd.#	21,000	116,502
The Hiroshima Bank, Ltd.#	25,000	93,330
The Iyo Bank, Ltd.#	12,000	125,443
The Joyo Bank, Ltd.#	34,723	159,208
The Kansai Electric Power Co., Inc.	38,100	915,023
The Shizuoka Bank, Ltd.#	156,163	1,364,454

The Sumitomo Trust & Banking Co., Ltd.	72,000	237,589
THK Co., Ltd.#	6,100	69,552
Tobu Railway Co., Ltd.#	40,624	202,321
Toho Co., Ltd.#	5,800	86,275
Toho Gas Co., Ltd.#	23,000	118,507
Tohoku Electric Power Co., Inc.	21,416	501,248
Tokio Marine Holdings, Inc.	34,200	770,273
Tokuyama Corp.	11,000	57,593
Tokyo Broadcasting System, Inc.	2,000	26,106
Tokyo Electric Power Co., Inc.	155,800	4,396,443
Tokyo Electron, Ltd.	8,500	283,559
Tokyo Gas Co., Ltd.	115,077	460,622
Tokyo Steel Manufacturing Co., Ltd.	5,500	54,250
Tokyo Tatemono Co., Ltd.	13,000	28,768
Tokyu Corp.#	56,426	217,925
Tokyu Land Corp.#	22,000	49,275
TonenGeneral Sekiyu K.K.#	15,000	140,778
Toppan Printing Co., Ltd.#	25,477	151,928
Toray Industries, Inc.#	65,992	248,858
Toshiba Corp.#	154,618	375,275
Toshiba Machine Co., Ltd.#	85,000	208,508
Tosoh Corp.#	25,718	38,629
Toto, Ltd.#	12,771	54,572
Toyo Seikan Kaisha, Ltd.	8,226	104,336
Toyo Suisan Kaisha, Ltd.#	59,000	1,395,819
Toyo Tanso Co., Ltd.#	6,000	181,586
Toyoda Gosei Co., Ltd.#	3,300	44,311
Toyota Boshoku Corp#	3,400	32,526
Toyota Industries Corp.#	8,900	189,341
Toyota Motor Corp.	227,949	7,279,372
Toyota Tsusho Corp.	10,900	87,800
Trend Micro, Inc.#	5,000	112,431
Tsumura & Co.#	53,000	1,466,100
Ube Industreis, Ltd.	50,463	79,806
Uni-Charm Corp.#	18,000	1,172,282
UNY Co., Ltd.	8,295	60,602
Ushio, Inc.#	6,100	80,759
USS Co., Ltd.	1,340	53,689
West Japan Railway Co.	85	300,856
Yahoo! Japan Corp.#	748	215,788
Yakult Honsha Co., Ltd.#	4,758	75,493
Yamada Denki Co., Ltd.#	4,420	160,268
Yamaguchi Financial Group, Inc.	10,000	86,940
Yamaha Corp.	8,651	66,352
Yamaha Motor Co., Ltd.	10,500	89,196
Yamaichi Securities Co., Ltd. ADR†#(1)(2)(3)	6,000	0
Yamato Kogyo Co., Ltd.	1,900	38,334
Yamato Transport Co., Ltd.	18,923	184,659
Yamazaki Baking Co., Ltd.#	45,513	569,139
Yaskawa Electric Corp.#	12,000	46,468
Yokogawa Electric Corp.	12,400	42,023

		122,879,950

Luxembourg - 0.3%

ArcelorMittal#	62,399	1,219,670
Millicom International Cellular SA SDR#	2,808	110,828
SES FDR	17,974	332,662
Tenaris SA	23,478	205,027

		1,868,187

Mauritius - 0.0%

Golden Agri-Resources, Ltd.#	416,000	75,690

Netherlands - 2.6%

Aegon NV	184,062	661,567
Akzo Nobel NV	19,613	690,206
ASML Holding NV	56,982	879,298
Corio NV#	1,748	69,137
European Aeronautic Defense and Space Co.#	18,940	278,885
Fugro NV	2,394	62,076
Heineken Holding NV	27,352	636,242
Heineken NV	21,475	578,594
ING Groep NV	100,666	462,940
James Hardie Industries NV#	35,984	75,290
Koninklijke Boskalis Westminster NV#	17,395	334,509
Koninklijke (Royal) KPN NV#	81,965	1,057,101
Koninklijke Ahold NV	229,923	2,576,815
Koninklijke DSM NV	26,510	611,849
Koninklijke Philips Electronics NV#	42,444	684,522
Qiagen NV†#	7,492	123,496
Randstad Holding NV#	4,067	59,557
Reed Elsevier NV	181,121	2,028,450
SBM Offshore NV#	5,820	76,889
SNS Reaal	5,227	19,700
STMicroelectronics NV	27,294	120,554
TNT NV	14,393	208,985
Unilever NV#	72,331	1,397,336
Wolters Kluwer NV	10,904	173,438

		13,867,436

New Zealand - 0.1%

Auckland International Airport, Ltd.	81,008	71,309
Contact Energy, Ltd.	23,768	70,421
Fletcher Building, Ltd.	41,889	108,609
Nufarm, Ltd.	11,677	75,072
Sky City Entertainment Group, Ltd.	39,253	52,790
Telecom Corp. of New Zealand, Ltd.	151,574	178,745

		556,946

Norway - 0.6%

Aker Solutions ASA	14,860	79,840
DnB NOR ASA	29,444	106,905
Norsk Hydro ASA	82,185	264,848
Orkla ASA#	32,985	198,195
Renewable Energy Corp. ASA†#	6,000	41,126
StatoilHydro ASA#	121,817	2,036,123
Telenor ASA	33,697	174,508
Yara International ASA#	7,616	162,440

		3,063,985

Portugal - 0.3%

Banco Comercial Portugues SA†	93,838	75,975
Banco Espirito Santo SA#	37,035	217,775
Brisa-Auto Estradas de Portugal SA	11,994	70,640
Cimpor Cimentos de Portugal SGPS SA	10,746	41,989
Energias de Portugal SA	197,049	625,519

Galp Energia, SGPS, SA	7,708	85,235
Jeronimo Martins SGPS SA	8,806	35,961
Portugal Telecom SGPS SA	24,494	200,063
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	6,900	32,989

		1,386,146

Singapore - 1.0%

Ascendas Real Estate Investment Trust#	112,000	89,869
CapitaLand, Ltd.#	212,000	267,379
CapitaMall Trust#	98,000	89,584
City Developments, Ltd.#	42,000	128,541
ComfortDelgro Corp., Ltd.	157,000	131,655
Cosco Corp. (Singapore), Ltd.#	75,000	34,423
DBS Group Holdings, Ltd.	142,000	711,167
Fraser and Neave, Ltd.	81,730	118,981
Jardine Cycle & Carriage, Ltd.	12,059	68,113
Keppel Corp., Ltd.	106,000	295,695
Neptune Orient Lines, Ltd.#	43,000	32,881
Olam International, Ltd.#	101,000	78,928
Oversea-Chinese Banking Corp.#	209,000	599,203
Parkway Holdings, Ltd.#	76,000	50,982
SembCorp Industries, Ltd.	82,360	110,709
SembCorp Marine, Ltd.	69,600	61,898
Singapore Airlines, Ltd.	43,890	286,314
Singapore Exchange, Ltd.#	72,000	208,646
Singapore Press Holdings, Ltd.#	127,250	222,594
Singapore Technologies Engineering, Ltd.#	113,000	167,185
Singapore Telecommunications, Ltd.	663,860	1,045,100
United Overseas Bank, Ltd.	102,000	650,875
United Overseas Land, Ltd.	43,700	46,927
Wilmar International, Ltd.	70,000	128,354

		5,626,003

Spain - 4.6%

Abertis Infraestructuras SA#	10,720	149,349
Acciona SA#	1,144	113,535
Acerinox SA#	28,418	326,677
ACS Actividades de Construccion y Servicios SA#	33,715	1,339,759
Banco Bilbao Vizcaya Argentaria SA#	370,798	2,703,117
Banco de Sabadell SA#	49,934	207,381
Banco De Valencia SA#	22,550	197,021
Banco Popular Espanol SA#	31,584	150,821
Banco Santander SA (Barcelona)#	739,764	4,561,486
Banco Santander SA (London)#	10,039	58,897
Bankinter SA#	10,548	86,719
Cintra Concesiones de Infraestructuras de Transporte SA#	28,392	134,843
Criteria Caixacorp SA#	33,610	94,318
EDP Renovaveis SA†	8,719	64,180
Enagas	10,394	167,678
Fomento de Construcciones y Contratas SA#	1,782	46,118
Gamesa Corp. Tecnologica SA	29,279	390,431
Gas Natural SDG SA#	27,819	501,567
Gestevision Telecinco SA#	12,843	91,839
Grifols SA#	5,111	80,613
Grupo Ferrovial SA#	2,524	62,015
Iberdrola Renovables SA†#	33,774	137,350
Iberdrola SA	286,804	1,882,052
Iberia Lineas Aereas de Espana SA#	19,052	44,087
Indra Sistemas SA	3,938	72,113
Industria de Diseno Textil SA	15,261	577,650
Mapfre SA#	27,440	56,189
Red Electrica Corp. SA	12,924	522,609
Repsol YPF SA	58,140	894,870
Sacyr Vallehermoso SA#	3,049	21,296
Telefonica SA	452,096	8,419,602
Union Fenosa SA#	18,593	420,971
Zardoya Otis SA#	5,069	87,653

		24,664,806

Sweden - 2.1%

Alfa Laval AB#	76,367	533,176
Assa Abloy AB, Class B#	48,676	414,375
Atlas Copco AB, Class A#	42,446	294,380
Atlas Copco AB, Class B	109,610	685,117
Electrolux AB, Class B#	10,175	69,791
Getinge AB, Class B#	8,002	92,209
Hennes & Mauritz AB, Class B#	24,513	915,993
Holmen AB#	2,112	35,107
Husqvarna AB, Class B#	57,669	208,490
Investor AB, Class B	87,935	997,202
Lundin Petroleum AB†#	8,798	37,428
Modern Times Group AB, Class B#	2,031	28,520
Nordea Bank AB#	94,956	473,806
Sandvik AB#	40,311	215,910
Scania AB, Class B#	45,693	323,521
Securitas AB, Class B#	12,518	87,274
Skandinaviska Enskilda Banken AB, Class A#	112,884	471,977
Skanska AB, Class B#	47,753	336,803
SKF AB, Class B#	15,481	129,714
Ssab Svenskt Stal AB, Class A#	7,219	53,424
Ssab Svenskt Stal AB, Class B#	40,373	278,832
Svenska Cellulosa AB, Class B	52,526	341,619
Svenska Handelsbanken AB, Class A#	104,222	1,253,938
Swedbank AB, Class A#	89,683	233,618
Swedish Match AB	18,795	246,012
Tele2 AB, Class B	12,194	90,752
Telefonaktiebolaget LM Ericsson, Class B#	216,850	1,784,892
TeliaSonera AB#	89,758	360,432
Volvo AB Class B#	43,500	182,909
Volvo AB, Class A	17,608	75,843

		11,253,064

Switzerland - 7.5%

ABB, Ltd.†	265,666	3,211,353
Actelion, Ltd.†	5,612	265,268
Adecco SA	6,517	198,900
Aryzta AG†	5,703	128,667
Baloise Holding AG	8,456	478,559
BKW FMB Energie AG	2,184	157,472
Compagnie Financiere Richemont SA	20,869	273,509
Credit Suisse Group AG	53,211	1,306,740
EFG International AG#	40,468	281,662
Geberit AG	15,068	1,355,279

Givaudan SA	262	150,959
Holcim, Ltd.#	18,466	611,688
Julius Baer Holding AG	8,437	195,520
Kuehne & Nagel International AG#	2,159	103,963
Lindt & Spruengli AG	4	74,386
Lindt + Spruengli AG (Participation Certificate)#	143	225,915
Logitech International SA†#	79,081	672,060
Lonza Group AG#	3,101	298,013
Nestle SA	268,326	8,773,755
Nobel Biocare Holding AG	14,271	227,213
Novartis AG#	216,487	7,879,104
Pargesa Holding SA	7,088	370,849
Roche Holding AG	66,237	7,511,727
Schindler Holding AG	2,037	99,169
SGS SA†#	188	169,801
Sonova Holding AG#	17,619	866,054
Straumann AG	1,779	291,793
Sulzer AG	2,066	80,512
Swatch Group AG	1,984	43,482
Swatch Group AG, Class B	2,618	291,234
Swiss Life Holding AG†	1,398	68,253
Swiss Reinsurance	13,408	165,637
Swisscom AG	962	288,830
Syngenta AG	5,077	1,080,538
UBS AG†	167,435	1,573,739
Zurich Financial Services AG	5,682	806,917

		40,578,520

United Kingdom - 19.6%

3i Group PLC	98,530	280,005
Admiral Group PLC	16,403	199,934
AMEC PLC	13,285	103,256
Anglo American PLC	135,948	1,928,642
Antofagasta PLC	82,736	519,573
Associated British Foods PLC	39,750	369,331
AstraZeneca PLC	126,457	4,045,411
Autonomy Corp. PLC†	8,535	148,177
Aviva PLC	481,586	1,973,493
BAE Systems PLC	617,128	3,267,981
Balfour Beatty PLC	87,617	396,811
Barclays PLC#	849,747	1,114,781
Berkeley Group Holdings PLC†	34,293	425,388
BG Group PLC	191,576	2,733,714
BHP Billiton PLC	208,185	3,274,166
BP PLC	1,622,341	10,371,803
British Airways PLC	115,278	225,559
British American Tobacco PLC	136,139	3,497,200
British Land Co. PLC#	78,079	508,863
British Sky Broadcasting Group PLC	45,548	305,453
BT Group PLC	889,723	1,145,537
Bunzl PLC	13,076	108,332
Burberry Group PLC#	17,305	63,295
Cable & Wireless PLC	142,607	280,606
Cadbury PLC	66,218	508,049
Cairn Energy PLC†	6,988	195,389
Carnival PLC	6,494	132,659
Carphone Warehouse Group PLC#	16,445	24,950
Centrica PLC	902,048	3,484,009
Cobham PLC	207,286	571,153
Compass Group PLC	248,582	1,099,010
Daily Mail & General Trust#	112,482	399,989
Diageo PLC	107,763	1,259,688
Drax Group PLC	81,488	605,766
Eurasian Natural Resources Corp.	12,871	61,118
Experian PLC	70,644	419,317
FirstGroup PLC	19,261	74,025
Friends Provident PLC	292,683	295,764
G4S PLC	50,670	134,603
GKN PLC	114,835	123,651
GlaxoSmithKline PLC	429,073	6,549,128
Hammerson PLC#	30,000	103,846
Hays PLC	54,999	59,860
Home Retail Group PLC	82,145	249,025
HSBC Holdings PLC	1,154,945	8,075,508
ICAP PLC	39,761	132,917
IMI PLC	23,163	87,340
Imperial Tobacco Group PLC	49,369	1,185,206
Intercontinental Hotels Group PLC	20,139	139,014
International Power PLC	76,637	260,031
Invensys PLC†	184,325	401,961
Investec PLC	16,139	46,848
ITV PLC	478,341	169,008
J Sainsbury PLC	41,942	188,797
Johnson Matthey PLC	8,583	120,055
Kazakhmys PLC	26,997	100,507
Kingfisher PLC	134,405	242,364
Ladbrokes PLC	24,012	59,456
Land Securities Group PLC#	18,599	145,767
Legal & General Group PLC	1,101,568	628,072
Liberty International PLC#	10,130	49,813
Lloyds Banking Group PLC	852,547	708,499
LogicaCMG PLC#	342,883	337,289
London Stock Exchange Group PLC#	13,888	86,032
Lonmin PLC	7,073	101,543
Man Group PLC, Class B	295,324	720,476
Marks & Spencer Group PLC	63,032	234,611
Meggitt PLC	26,609	47,534
National Express Group PLC	7,805	26,087
National Grid PLC	104,586	933,967
Next PLC#	7,880	131,417
Old Mutual PLC	466,244	274,457
Pearson PLC	32,352	304,475
Prudential PLC	154,645	617,543
Reckitt Benckiser Group PLC	77,889	2,997,799
Reed Elsevier PLC	44,083	329,132
Rexam PLC	25,699	96,017
Rio Tinto PLC	54,099	1,386,320
Rolls-Royce Group PLC†	73,263	301,204
Royal & Sun Alliance Insurance Group PLC	132,721	260,967
Royal Bank of Scotland Group PLC†	908,923	298,402
Royal Dutch Shell PLC, Class A#	299,491	6,577,144
Royal Dutch Shell PLC, Class B	255,554	5,393,865
RT Group PLC†(1)(2)(3)	10,000	143
SABMiller PLC	64,313	934,203
Sage Group PLC	52,353	127,871
Schroders PLC	4,914	50,992

Scottish and Southern Energy PLC		36,631	599,283
Segro PLC#		17,459	26,628
Serco Group PLC		19,441	107,442
Severn Trent PLC		9,431	146,255
Shire PLC		53,456	636,247
Smith & Nephew PLC		42,636	302,218
Smiths Group PLC		15,552	184,322
Stagecoach Group PLC		184,044	304,761
Standard Chartered PLC		79,173	749,688
Standard Life PLC		87,060	215,579
Tate & Lyle PLC		102,340	387,227
Tesco PLC		368,539	1,753,762
The Capita Group PLC		46,122	437,680
Thomas Cook Group PLC#		51,618	157,092
Thomson Reuters PLC#		26,036	541,181
Tomkins PLC		35,346	56,885
TUI Travel PLC		22,348	70,599
Tullow Oil PLC		31,910	332,637
Unilever PLC		74,849	1,449,690
United Business Media, Ltd.		9,270	54,925
United Utilities Group PLC		27,244	197,085
Vedanta Resources PLC#		5,766	44,392
Vodafone Group PLC		3,646,493	6,482,051
Whitbread PLC		6,965	74,177
William Morrison Supermarkets PLC		345,618	1,274,389
Wolseley PLC		58,953	150,060
WPP PLC		44,527	232,135
Xstrata PLC#		36,465	360,213

			106,277,566

United States - 0.3%

Synthes, Inc.		15,090	1,747,788

Total Common Stock (cost $863,978,357)			503,297,220

EXCHANGE TRADED FUNDS - 2.8%
United States - 2.8%

iShares MSCI Japan Index Fund#		379,200	2,794,704
iShares MSCI Pacific ex-Japan Index Fund#		49,800	1,061,736
Vanguard Int’l Equity Index European		369,220	10,936,296

Total Exchange Traded Funds
(cost $19,040,011)			14,792,736

PREFERRED STOCK - 0.4%
Germany - 0.4%

Bayerische Motoren Werke AG		36,922	558,718
Fresenius SE		3,221	163,173
Henkel AG & Co KGaA#		13,467	316,491
Porsche Automobil Holding SE#		3,533	145,797
RWE AG		10,684	591,466
Volkswagen AG		7,655	345,244
Italy - 0.0%

Unipol Gruppo Finanziario SpA		36,441	25,341

Total Preferred Stock (cost $3,792,635)			2,146,230

FOREIGN CORPORATE BONDS & NOTES - 0.0%
United Kingdom - 0.0%

National Grid Gas Holdings PLC Bonds 7.00% due 12/16/24	GBP	$ 5,000	7,253
National Grid Gas Holdings PLC Bonds 4.21% due 12/14/09(4)	GBP	5,000	7,193
National Grid Gas Holdings PLC Bonds 4.19% due 12/14/22	GBP	5,000	9,808

Total Foreign Corporate Bonds & Notes
(cost $23,106)			24,254

RIGHTS - 0.0%
Australia - 0.0%

Fairfax Media, Ltd. Expires 03/27/09		69,321	0
Suncorp-Metway, Ltd. Expires 03/13/09		16,208	7,877

			7,877

Belgium - 0.0%

Fortis Expires 07/04/14†		124,598	0

France - 0.0%

Cie de Saint-Gobain Expires 03/20/09#		48,658	71,556

Japan - 0.0%

Dowa Mining Co., Ltd. Expires 01/29/10		14,000	2,202

Singapore - 0.0%

CapitaLand Ltd. Expires 03/12/09†#		71,500	31,413

United Kingdom - 0.0%

Hammerson PLC Expires 03/20/09†		42,367	55,497

Total Rights
(cost $207,936)			168,545

Total Long-Term Investment Securities
(cost $887,042,045)			520,428,985

SHORT-TERM INVESTMENT SECURITIES - 19.2%
Collective Investment Pool - 18.3%

Securities Lending Quality Trust(5)		103,319,583	98,969,828
Time Deposits - 0.2%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/02/09		1,222,000	1,222,000
U.S. Government Treasuries - 0.7%

United States Treasury Bills
0.01% due 03/19/09@		100,000	100,000
0.03% due 05/28/09@		1,200,000	1,199,918
0.05% due 06/04/09@		400,000	399,951

0.09% due 04/23/09@	1,800,000	1,799,761
0.13% due 06/04/09@	300,000	299,899
0.29% due 05/28/09@	120,000	119,992

		3,919,521

Total Short-Term Investment Securities
(cost $108,461,103)		104,111,349

REPURCHASE AGREEMENT - 1.5%

State Street Bank & Trust Co. Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/27/09, to be repurchased 03/02/09 in the amount of $8,122,007 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 4.00% due 08/18/11 and having an approximate value of $8,368,356. (cost $8,122,000)	8,122,000	8,122,000

TOTAL INVESTMENTS
(cost $1,003,625,148)(6)	116.9%	632,662,334
Liabilities in excess of other assets	(16.9)	(91,261,349)

NET ASSETS -	100.0%	$541,400,985

#	The security or a portion thereof is out on loan
†	Non-income producing security
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Fair valued security; see Note 1
(2)	To the extent permitted by the Statement of Additional Information, the International Equities Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2009, the International Equities Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
RT Group PLC	04/02/01	10,000	$42,797	$143	$0.01	0.00%
Yamaichi Securities Co., Ltd.	05/08/91	$3,000	$228,150
	08/04/93	3,000	250,500

		6,000	478,650	—	—	0.00

				$143		0.00%

(3)		Illiquid security. At February 28, 2009, the aggregate value of these securities was $143, representing 0.0% of net assets.
(4)		Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2009.
(5)		The security is purchased with the cash collateral received from securities loaned.
(6)		See Note 5 for cost of investments on a tax basis.
(7)		A substantial number of the Fund’s holdings were valued using the fair value procedures at February 28, 2009. At February 28, 2009, the aggregate value of these securities was $504,757,168 representing 93.2% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities
(8)		Denominated in United States Dollars unless otherwise indicated.
ADR	-	American Depository Receipt
CDI	-	Chess Depository Interest
FDR	-	Fiduciary Depository Receipt
PPS	-	Price Protected Shares
RNC	-	Risparmio Non-Convertible Savings Shares
SDR	-	Swedish Depository Receipt
VVPR	-	Reduced Tax Rate Shares

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2009	Unrealized Appreciation (Depreciation)
13 Long	MSCI Singapore Index	March 2009	$328,681	$323,003	$(5,678)
4 Long	Hang Seng Index	March 2009	327,741	327,483	(258)
32 Long	OMXS 30 Index	March 2009	230,960	227,669	(3,291)
1 Long	IBEX 35 Index	March 2009	100,241	96,749	(3,492)
3 Long	CAC 40 10 Euro Index	March 2009	109,728	102,908	(6,820)
4 Long	Amsterdam Index	March 2009	240,729	222,860	(17,869)
10 Long	FTSE 100 Index	March 2009	601,598	542,683	(58,915)
2 Long	DAX Index	March 2009	298,831	244,316	(54,515)
2 Long	S&P/MIB Index	March 2009	228,790	193,535	(35,255)
764 Long	MSCI Pan Euro Index	March 2009	13,130,970	11,332,870	(1,798,100)
23 Long	SPI 200 Index	March 2009	1,305,312	1,217,809	(87,503)
17 Long	Nikkei 225 Index	March 2009	666,425	627,300	(39,125)
55 Long	Topix Index	March 2009	4,588,596	4,280,710	(307,886)

					$(2,418,707)

Currency Legend

GBP - British Pound

Industry Allocation*
Collective Investment Pool	18.3%
Oil Companies-Integrated	7.9
Medical-Drugs	7.6
Banks-Commercial	7.1
Telephone-Integrated	4.7
Electric-Integrated	4.5
Diversified Banking Institutions	4.1
Auto-Cars/Light Trucks	3.4
Food-Misc.	3.0
Index Fund	2.7
Diversified Minerals	2.3
Food-Retail	2.0
Chemicals-Diversified	1.8
Insurance-Multi-line	1.7
Cellular Telecom	1.7
Gas-Distribution	1.6
Repurchase Agreements	1.5
Medical Products	1.1
Insurance-Life/Health	1.1
Brewery	1.0
Tobacco	1.0
Import/Export	0.9
Steel-Producers	0.9
Real Estate Operations & Development	0.9
Engineering/R&D Services	0.9
Electronic Components-Misc.	0.9
Real Estate Investment Trusts	0.9
Wireless Equipment	0.8
Aerospace/Defense	0.8
Soap & Cleaning Preparation	0.8
Audio/Video Products	0.7
U.S. Government Treasuries	0.7
Diversified Operations	0.7
Cosmetics & Toiletries	0.7
Transport-Rail	0.7
Insurance-Property/Casualty	0.7
Diversified Manufacturing Operations	0.7
Multimedia	0.6
Auto/Truck Parts & Equipment-Original	0.6
Toys	0.6
Retail-Apparel/Shoe	0.6
Building & Construction Products-Misc.	0.6
Machinery-General Industrial	0.6
Oil Companies-Exploration & Production	0.6
Finance-Other Services	0.5
Transport-Marine	0.5
Building-Heavy Construction	0.5
Publishing-Books	0.4
Investment Companies	0.4
Building Products-Cement	0.4
Telecom Services	0.4
Metal-Diversified	0.4
Retail-Misc./Diversified	0.4
Machinery-Construction & Mining	0.4
Enterprise Software/Service	0.4
Insurance-Reinsurance	0.4
Office Automation & Equipment	0.4
Power Converter/Supply Equipment	0.4
Building & Construction-Misc.	0.3
Beverages-Wine/Spirits	0.3
Industrial Gases	0.3
Airlines	0.3
Electric-Transmission	0.3
Transport-Services	0.3
Computer Services	0.3
Agricultural Chemicals	0.3
Oil Refining & Marketing	0.3
Fisheries	0.3
Hotels/Motels	0.3
Medical-Biomedical/Gene	0.3
Athletic Footwear	0.2
Food-Catering	0.2
Retail-Convenience Store	0.2
Time Deposits	0.2
Semiconductor Equipment	0.2
Advertising Services	0.2
Resorts/Theme Parks	0.2
Rubber-Tires	0.2
Gambling (Non-Hotel)	0.2
Electric Products-Misc.	0.2
Machinery-Material Handling	0.2
Finance-Investment Banker/Broker	0.2
Retail-Major Department Stores	0.2
Apparel Manufacturers	0.2
Oil-Field Services	0.2
Paper & Related Products	0.2
Public Thoroughfares	0.2
Photo Equipment & Supplies	0.2
Aerospace/Defense-Equipment	0.2
Real Estate Management/Services	0.2
Building-Residential/Commercial	0.2
Water	0.2
Beverages-Non-alcoholic	0.2
Metal Processors & Fabrication	0.2
Gold Mining	0.2
Computers-Integrated Systems	0.2
Optical Supplies	0.2
Human Resources	0.1
Steel Pipe & Tube	0.1
Distribution/Wholesale	0.1
Machinery-Farming	0.1
Circuit Boards	0.1
Food-Baking	0.1
Retail-Jewelry	0.1
Publishing-Newspapers	0.1
Cable/Satellite TV	0.1
Computers-Periphery Equipment	0.1
Food-Meat Products	0.1
Television	0.1
Metal-Copper	0.1
Retail-Bookstores	0.1
Industrial Automated/Robotic	0.1
Security Services	0.1
Energy-Alternate Sources	0.1
Textile-Products	0.1
Medical Instruments	0.1
Filtration/Separation Products	0.1
Medical-Wholesale Drug Distribution	0.1
Electronic Components-Semiconductors	0.1
Chemicals-Specialty	0.1
Electronic Measurement Instruments	0.1
Satellite Telecom	0.1
Diversified Operations/Commercial Services	0.1
Web Portals/ISP	0.1
Sugar	0.1
Commercial Services-Finance	0.1
Dialysis Centers	0.1
Mining	0.1
Printing-Commercial	0.1
Machinery-Electrical	0.1
Electric-Distribution	0.1
Metal-Aluminum	0.1
Transport-Truck	0.1
Auto-Heavy Duty Trucks	0.1
Computer Aided Design	0.1
Venture Capital	0.1
Food-Wholesale/Distribution	0.1
Food-Confectionery	0.1
Building Products-Air & Heating	0.1
Machine Tools & Related Products	0.1
Travel Services	0.1
Building Products-Doors & Windows	0.1
Publishing-Periodicals	0.1
Airport Development/Maintenance	0.1
Seismic Data Collection	0.1
Food-Dairy Products	0.1
Retail-Building Products	0.1

116.9%

*	Calculated as a percentage of net assets

AIG Retirement Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Principal Amount(3)		Market Value (Note 1)
CORPORATE BONDS & NOTES - 6.9%
United States - 6.9%

Abbott Laboratories Senior Notes 5.13% due 04/01/19		700,000	$693,250
American Express Credit Corp Senior Notes 1.65% due 11/01/11	JPY	50,000,000	443,503
Bottling Group LLC Senior Notes 5.13% due 01/15/19		300,000	298,723
Cisco Systems, Inc. Senior Notes 4.95% due 02/15/19		600,000	579,863
Citigroup, Inc. Senior Notes 5.30% due 10/17/12		700,000	620,927
Citigroup, Inc. FDIC Guar. Notes 2.13% due 04/30/12		200,000	198,754
General Electric Co. Senior Notes 5.25% due 12/06/17		250,000	230,094
Morgan Stanley Senior Notes 5.05% due 01/21/11		500,000	493,106
Morgan Stanley FDIC Guar. Notes 2.00% due 09/22/11		550,000	549,402
Procter & Gamble Co. Senior Notes 2.00% due 06/21/10	JPY	200,000,000	2,060,808
Roche Holdings, Inc. Company Guar. Notes 4.63% due 03/04/13	EUR	205,000	262,916
Roche Holdings, Inc. Company Guar. Notes 5.50% due 03/04/15	GBP	190,000	270,160
Schering-Plough Corp. Notes 5.00% due 10/01/10	EUR	300,000	387,724
Sovereign Bank FDIC Guar. Notes 2.75% due 01/17/12		500,000	505,772
The Goldman Sachs Group, Inc. FDIC Guar. Notes 1.63% due 07/15/11		1,400,000	1,393,046
Vanderbilt University Notes 5.25% due 04/01/19		700,000	684,664

Total Corporate Bonds & Notes
(cost $9,487,176)			9,672,712

FOREIGN CORPORATE BONDS & NOTES - 4.9%
Canada - 0.3%

Royal Bank of Canada Notes 5.75% due 07/25/11	EUR	350,000	457,500

Cayman Islands - 0.2%

Agile Property Holdings, Ltd. Company Guar. Notes 9.00% due 09/22/13		400,000	250,854

France - 0.4%

Societe Financement de l’Economie Francaise Government Guar. Notes 3.25% due 01/16/14	EUR	400,000	513,013

Germany - 1.0%

Bayerische Landesbank Government Guar. Notes 2.75% due 01/23/12	EUR	400,000	508,327
Commerzbank AG Government Guar. Notes 2.75% due 01/13/12	EUR	350,000	446,969
HSH Nordbank AG Government Guar. Notes 2.75% due 01/20/12	EUR	350,000	439,016

			1,394,312

Ireland - 0.3%

Anglo Irish Bank Corp. PLC Government Guar. Notes 3.63% due 09/09/10	EUR	250,000	316,589
VIP Finance (Vimpelcom) Notes 9.13% due 04/30/18*		250,000	141,550

			458,139

Luxembourg - 0.1%

TNK-BP Finance SA Company Guar. Notes 7.88% due 03/13/18		360,000	205,200

Netherlands - 1.0%

Heineken NV Notes 7.25% due 03/10/15	GBP	300,000	426,590
ING Bank NV Government Guar. Notes 3.38% due 03/03/14	EUR	400,000	502,833
SNS Bank NV Government Guar. Notes 2.88% due 01/30/12	EUR	400,000	506,872

			1,436,295

Singapore - 0.6%

PSA International Pte, Ltd. Senior Bonds 5.75% due 06/29/11*		860,000	903,140

United Kingdom - 0.5%

Allied Domecq Financial Services PLC Company Guar. Notes 6.63% due 04/18/11	GBP	150,000	209,329
Barclays Bank PLC Sub. Notes 5.75% due 03/08/11	EUR	350,000	441,840

			651,169

United States - 0.5%

National Australia Bank, Ltd. Government Guar. Notes 2.55% due 01/13/12*		700,000	697,102

Total Foreign Corporate Bonds & Notes (cost $7,541,394)			6,966,724

FOREIGN GOVERNMENT AGENCIES - 68.1%
Argentina - 0.1%

Republic of Argentina Notes 1.33% due 12/31/38(1)		447,134	86,073

Australia - 0.6%

Government of Australia Bonds 5.75% due 06/15/11	AUD	760,000	515,627
New South Wales Treasury Corp. Local Government Guar. Bonds 6.00% due 05/01/12	AUD	475,000	317,817

			833,444

Austria - 0.2%

Republic of Austria Bonds 6.25% due 07/15/27	EUR	235,000	346,262

Belgium - 0.9%

Kingdom of Belgium Bonds 4.00% due 03/28/17	EUR	945,000	1,197,125

Brazil - 6.7%

Federal Republic of Brazil Bonds 6.00% due 01/17/17		1,030,000	996,525
Federal Republic of Brazil Bonds 7.13% due 01/20/37		330,000	324,225
Federal Republic of Brazil Notes 8.00% due 01/15/18		1,850,000	1,995,225
Federal Republic of Brazil Bonds 8.25% due 01/20/34		1,290,000	1,399,650
Federal Republic of Brazil Notes 8.75% due 02/04/25		1,020,000	1,155,150
Federal Republic of Brazil Bonds 8.88% due 10/14/19		740,000	849,150
Federal Republic of Brazil Notes 11.00% due 08/17/40		2,269,000	2,790,870

			9,510,795

Canada - 1.0%

Government of Canada Notes 4.25% due 06/01/18	CAD	290,000	252,228
Government of Canada Bonds 5.00% due 06/01/37	CAD	500,000	482,825
Government of Canada Bonds 5.25% due 06/01/13	CAD	805,000	719,217

			1,454,270

Colombia - 1.8%

Republic of Colombia Notes 7.38% due 01/27/17		530,000	532,915
Republic of Colombia Notes 7.38% due 03/18/19		980,000	970,200
Republic of Colombia Bonds 7.38% due 09/18/37		840,000	768,600
Republic of Colombia Bonds 8.13% due 05/21/24		260,000	261,300

			2,533,015

Denmark - 0.5%

Kingdom of Denmark Bonds 3.13% due 11/28/11	EUR	520,000	675,308

Finland - 0.3%

Government of Finland Bonds 4.38% due 07/04/19	EUR	320,000	421,116

France - 2.4%

Government of France Bonds 3.00% due 10/25/15	EUR	325,000	410,020
Government of France Bonds 4.00% due 04/25/18	EUR	1,500,000	1,959,948
Government of France Bonds 4.75% due 04/25/35	EUR	700,000	961,623
Government of France Bonds 5.50% due 04/25/29	EUR	347	511

			3,332,102

Georgia - 0.5%

Republic of Georgia Notes 7.50% due 04/15/13		1,200,000	693,000

Germany - 9.7%
Federal Republic of Germany Bonds 3.25% due 07/04/15	EUR	1,085,000	1,423,377

Federal Republic of Germany Bonds 3.75% due 01/04/15	EUR	1,690,000	2,288,552
Federal Republic of Germany Bonds 3.75% due 01/04/17	EUR	1,600,000	2,145,885
Federal Republic of Germany Bonds 3.75% due 01/04/19	EUR	200,000	267,024
Federal Republic of Germany Bonds 4.00% due 01/04/37	EUR	605,000	782,344

Federal Republic of Germany Bonds 4.25% due 01/04/14	EUR	540,000	746,855
Federal Republic of Germany Bonds 4.25% due 07/04/14	EUR	260,000	360,951
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	160,000	219,594
Federal Republic of Germany Bonds 4.50% due 01/04/13	EUR	1,400,000	1,932,386
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	600,000	907,836
Federal Republic of Germany Bonds 5.63% due 01/04/28	EUR	1,160,000	1,758,164
Federal Republic of Germany Bonds 7.50% due 01/04/24	EUR	500,000	802,486

			13,635,454

Greece - 0.4%

Hellenic Republic Government Bonds 4.60% due 07/18/18	EUR	525,000	613,268

Indonesia - 1.5%

Republic of Indonesia Bonds 6.63% due 02/17/37		1,270,000	812,945
Republic of Indonesia Bonds 6.88% due 01/17/18		450,000	346,500
Republic of Indonesia Bonds 8.50% due 10/12/35		420,000	319,307
Republic of Indonesia Bonds 10.38% due 05/04/14		660,000	656,403

			2,135,155

Japan - 19.8%

Government of Japan Bonds 0.80% due 03/20/13	JPY	550,000,000	5,677,316
Government of Japan Bonds 1.10% due 03/20/11	JPY	315,000,000	3,272,705
Government of Japan Bonds 1.30% due 06/20/12	JPY	320,000,000	3,361,785
Government of Japan Bonds 1.40% due 12/20/14	JPY	200,000,000	2,121,361
Government of Japan Bonds 1.40% due 12/20/15	JPY	116,850,000	1,243,846
Government of Japan Bonds 1.70% due 09/20/17	JPY	50,000,000	539,568
Government of Japan Bonds 1.90% due 12/20/10	JPY	46,500,000	489,255
Government of Japan Bonds 2.00% due 03/20/09	JPY	85,000,000	871,565
Government of Japan Bonds 2.00% due 03/20/25	JPY	615,700,000	6,460,910
Government of Japan Bonds 2.10% due 03/20/27	JPY	300,000,000	3,185,690
Government of Japan Government Guar. Bonds 5.00% due 09/21/09	JPY	62,900,000	660,413

			27,884,414

Mexico - 4.5%
United Mexican States Notes 5.63% due 01/15/17		1,500,000	1,446,750
United Mexican States Notes 5.88% due 02/17/14		1,550,000	1,573,250
United Mexican States Notes 5.95% due 03/19/19		1,016,000	975,360
United Mexican States Notes 6.05% due 01/11/40		410,000	336,979
United Mexican States Notes 6.75% due 09/27/34		523,000	485,344
United Mexican States Bonds 7.50% due 04/08/33		440,000	440,000
United Mexican States Notes 8.13% due 12/30/19		440,000	484,000
United Mexican States Bonds 8.30% due 08/15/31		530,000	571,075

			6,312,758

Netherlands - 0.5%

Kingdom of the Netherlands Bonds 4.00% due 07/15/09	EUR	570,000	726,903

Norway - 0.1%

Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	1,000,000	147,416

Panama - 0.6%

Republic of Panama Bonds 6.70% due 01/26/36		700,000	612,500
Republic of Panama Notes 7.25% due 03/15/15		166,000	171,395

			783,895

Peru - 0.7%

Republic of Peru Bonds 6.55% due 03/14/37		95,000	86,688
Republic of Peru Notes 7.35% due 07/21/25		635,000	647,700
Republic of Peru Bonds 8.75% due 11/21/33		280,000	317,800

			1,052,188

Philippines - 3.1%

Republic of Philippines Bonds 7.75% due 01/14/31		560,000	543,200
Republic of Philippines Notes 8.00% due 01/15/16		470,000	498,200
Republic of Philippines Notes 8.88% due 03/17/15		550,000	607,750
Republic of Philippines Senior Notes 9.50% due 02/02/30		640,000	732,800
Republic of Philippines Notes 10.63% due 03/16/25		950,000	1,166,125
Republic of the Philippines Bonds 8.38% due 06/17/19		740,000	783,475

			4,331,550

Poland - 0.3%

Republic of Poland Bonds 4.25% due 05/24/11	PLN	1,825,000	484,847

Russia - 3.5%
Russian Federation Senior Bonds 7.50% due 03/31/30(1)		5,546,800	4,891,667

			5,584,667

South Africa - 0.3%

Republic of South Africa Bonds 5.88% due 05/30/22		530,000	463,750

Spain - 1.4%

Kingdom of Spain Bonds 4.60% due 07/30/19	EUR	1,550,000	2,011,383

Sweden - 0.4%

Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	4,260,000	532,570

Switzerland - 0.3%

Government of Switzerland Bonds 2.75% due 06/10/12	CHF	535,000	484,895

Turkey - 3.2%

Republic of Turkey Notes 6.88% due 03/17/36		595,000	444,762
Republic of Turkey Notes 7.00% due 06/05/20		950,000	809,875
Republic of Turkey Notes 7.25% due 03/15/15		1,110,000	1,057,275
Republic of Turkey Notes 7.38% due 02/05/25		700,000	588,000
Republic of Turkey Notes 8.00% due 02/14/34		387,000	330,885
Republic of Turkey Notes 9.50% due 01/15/14		1,160,000	1,229,600

			4,460,397

Ukrainian SSR - 0.3%

Republic of Ukraine Bonds 6.75% due 11/14/17*		510,000	180,923
Republic of Ukraine Bonds 6.75% due 11/14/17		610,000	216,398

			397,321

United Kingdom - 0.1%

Credit Suisse First Boston International for City of Kiev Ukraine Bonds 8.00% due 11/06/15		570,000	145,350

Uruguay - 1.0%

Republic of Uruguay Notes 7.63% due 03/21/36		574,000	472,115
Republic of Uruguay Bonds 8.00% due 11/18/22		1,040,000	946,400

			1,418,515

Venezuela - 1.4%

Republic of Venezuela Bonds
7.65% due 04/21/25		450,000	195,750
Republic of Venezuela Notes
8.50% due 10/08/14		480,000	276,000
Republic of Venezuela Bonds
9.00% due 05/07/23		600,000	295,500
Republic of Venezuela Bonds
9.25% due 09/15/27		450,000	245,250
Republic of Venezuela Bonds 9.25% due 05/07/28		1,190,000	546,448
Republic of Venezuela Bonds
9.38% due 01/13/34		840,000	415,800

			1,974,748

Total Foreign Government Agencies
(cost $99,843.141)			95,970,954

FOREIGN GOVERNMENT TREASURIES - 7.2%
Italy - 3.7%

Italy Buoni Poliennali Del Tesoro Bonds 3.75% due 12/15/13	EUR	255,000	325,813
Italy Buoni Poliennali Del Tesoro Bonds 3.75% due 08/01/21	EUR	295,000	336,520
Italy Buoni Poliennali Del Tesoro Bonds 4.50% due 08/01/18	EUR	2,500,000	3,182,560
Italy Buoni Poliennali Del Tesoro Bonds 4.50% due 03/01/19	EUR	350,000	443,521

Italy Buoni Poliennali Del Tesoro Bonds
9.00% due 11/01/23	EUR	532,912	944,157

			5,232,571

United Kingdom - 3.5%

Government of United Kingdom Bonds
4.00% due 09/07/16	GBP	150,000	226,456
Government of United Kingdom Bonds
4.25% due 03/07/36	GBP	1,415,000	1,979,650
Government of United Kingdom Bonds
4.50% due 03/07/19	GBP	830,000	1,275,266
Government of United Kingdom Bonds
5.00% due 03/07/12	GBP	300,000	468,537
Government of United Kingdom Bonds
5.75% due 12/07/09	GBP	250	372
Government of United Kingdom Bonds
8.00% due 06/07/21	GBP	478,000	969,646

			4,919,927

Total Foreign Government Treasuries
(cost $11,198,857)			10,152,498

U.S. GOVERNMENT AGENCIES - 2.2%
United States - 2.2%

Federal Home Loan Mtg. Corp.
4.13% due 07/14/11		1,500,000	1,517,049
4.75% due 03/05/12		1,500,000	1,621,771

Total U.S. Government Agencies
(cost $3,106,788)			3,138,820

U.S. GOVERNMENT TREASURIES - 6.6%
United States - 6.6%

United States Treasury Bonds
1.75% due 01/15/28		501,935	438,095
5.38% due 02/15/31		700,000	839,234
5.50% due 08/15/28		1,250,000	1,501,173
7.88% due 02/15/21		400,000	555,750

United States Treasury Notes
1.75% due 01/31/14		650,000	642,837
3.75% due 11/15/18		600,000	635,766
4.50% due 11/15/15		1,700,000	1,914,890
4.50% due 05/15/17		900,000	1,004,133
4.75% due 08/15/17		500,000	566,875
4.88% due 08/15/16		1,100,000	1,255,805

Total U.S. Government Treasuries
(cost $9,369,387)			9,354,558

Total Long-Term Investment Securities
(cost $140,546,743)			135,256,266

REPURCHASE AGREEMENT - 3.1%

State Street Bank & Trust Co. Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/27/09, to be repurchased 03/02/09 in the amount of $4,302,003 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $4,388,624. (cost $4,302,000)		4,302,000	4,302,000

TOTAL INVESTMENTS - (cost $144,848,743)(2)		99.0%	139,558,266
Other assets less liabilities		1.0	1,436,406

NET ASSETS -		100.0%	$140,994,672

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2009, the aggregate value of these securities was $1,922,715 representing 1.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Denominated in United States Dollars unless otherwise indicated.

Currency Legend

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Switzerland Franc

EUR - Euro Dollar

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

PLN - Polish Zloty

SEK - Swedish Krona

See Notes to Portfolio of Investments

Industry Allocation*
Sovereign	75.3%
United States Treasury Notes	3.8
Banks-Commercial	3.4
Repurchase Agreements	3.0
United States Treasury Bonds	2.4
Diversified Banking Institutions	2.3
Cosmetics & Toiletries	1.5
Federal Home Loan Mtg. Corp.	1.1
U.S. Government Agencies	1.1
Medical-Drugs	0.8
Transport-Marine	0.6
Schools	0.5
Pastoral & Agricultural	0.5
Networking Products	0.4
Medical Labs & Testing Services	0.4
Banks-Special Purpose	0.4
Finance-Credit Card	0.3
Brewery	0.3
Beverages-Non-alcoholic	0.2
Real Estate Operations & Development	0.2
Diversified Manufacturing Operations	0.2
Beverages-Wine/Spirits	0.1
Diversified Financial Services	0.1
Cellular Telecom	0.1

99.0%

*	Calculated as a percentage of net assets

AIG Retirement Company I International Growth I Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)(1)
COMMON STOCK - 95.3%
Australia - 2.8%

BHP Billiton, Ltd.	198,388	$3,609,736
Cochlear, Ltd.	33,418	1,133,603
Commonwealth Bank of Australia	45,630	858,559
CSL, Ltd.	108,629	2,521,273
QBE Insurance Group, Ltd.#	53,775	647,401
Rio Tinto, Ltd.#	22,920	670,268
Telstra Corp., Ltd.	156,220	353,736

		9,794,576

Austria - 0.1%

Erste Group Bank AG#	47,802	462,333

Belgium - 1.5%

Anheuser-Busch InBev NV(4)	181,925	5,022,990
Anheuser-Busch InBev NV VVPR†	54,000	342
Umicore	10,560	160,028

		5,183,360

Bermuda - 1.1%

Esprit Holdings, Ltd.	151,500	812,050
Li & Fung, Ltd.#	1,291,400	2,826,847
Seadrill, Ltd.#	24,480	186,611

		3,825,508

Brazil - 1.3%

Companhia Vale do Rio Doce, Class A	134,400	1,507,883
Redcard SA	156,000	1,630,844
Petroleo Brasileiro SA ADR	56,738	1,388,673

		4,527,400

Canada - 2.0%

Canadian National Railway Co. (New York)	46,040	1,488,934
Canadian National Railway Co. (Toronto)	50,390	1,618,405
Canadian Natural Resources, Ltd.	19,218	617,840
Research In Motion, Ltd.†	49,950	1,995,003
Shoppers Drug Mart Corp.	5,250	178,563
Suncor Energy, Inc.#	44,833	932,464

		6,831,209

Cayman Islands - 0.1%

Baidu, Inc. ADR†	1,150	170,568

China - 0.3%

China Merchants Bank Co., Ltd.#	827,000	1,192,436

Czech Republic - 0.2%

CEZ AS	24,540	749,773

Denmark - 1.3%

Novo-Nordisk A/S, Class B†	85,081	4,134,638
Vestas Wind Systems A/S†#	7,430	324,881

		4,459,519

Finland - 0.8%

Fortum Oyj	66,050	1,142,743
Kone Oyj, Class B#	43,520	902,504
Nokia OYJ	85,657	806,817

		2,852,064

France - 9.2%

Air Liquide SA	46,956	3,452,264
Alstom SA	30,280	1,442,557
AXA SA	234,182	2,164,669
BNP Paribas	54,448	1,786,734
Cap Gemini SA#	13,591	394,226
Compagnie Generale des Etablissements Michelin, Class B	18,060	589,228
Essilor International SA#	10620	367,934
GDF Suez#	113,500	3,624,817
Groupe Danone	12,110	580,577
Legrand SA#	72,950	1,097,845
LVMH Moet Hennessy Louis Vuitton SA	54,620	3,138,954
Pernod Ricard SA#	27,542	1,514,610
Schneider Electric SA#	41,720	2,515,468
Suez Environnement SA†	27,305	399,982
Total SA	147,687	6,988,834
UBISOFT Entertainment†	23,168	349,423
Vivendi	71,710	1,717,711

		32,125,833

Germany - 7.3%

Adidas AG	6,170	179,690
Allianz SE	27,650	1,873,026
Bayer AG#	101,492	4,888,081
Deutsche Boerse AG	41,004	1,885,798
Deutsche Telekom AG	66,838	809,135
E.ON AG	28,764	739,483
Fresenius Medical Care AG & Co.#	59,306	2,442,513
K+S AG	6,579	296,245
Linde AG#	42,760	2,760,460
Merck KGaA	41,981	3,149,998
Muenchener Rueckversicherungs AG	28,140	3,452,277
Porsche Automobil Holding SE	18,082	746,196
Puma AG Rudolf Dassler Sport	6,306	953,249
SAP AG	42,280	1,364,522

		25,540,673

Greece - 0.7%

Coca - Cola Hellenic Bottling Co. SA	21,800	266,524
National Bank of Greece SA	124,274	1,536,314
OPAP SA	23,714	611,170

		2,414,008

Hong Kong - 1.2%

China Mobile, Ltd.	40,500	348,588
CNOOC, Ltd.	577,000	498,306
Hang Seng Bank, Ltd.#	68,000	751,838
Hutchison Whampoa, Ltd.	282,000	1,468,752
The Link REIT#	661,500	1,258,164

		4,325,648

India - 0.9%

Infosys Technologies, Ltd. ADR#	123,659	2,992,548

Indonesia - 0.2%

Telekomunikasi Indonesia Tbk PT	1,222,000	636,632

Ireland - 0.8%

Anglo Irish Bank Corp., Ltd.†(5)	58,907	16,205
CRH PLC	59,227	1,227,679
Ryanair Holdings PLC ADR†#	70,854	1,689,159

		2,933,043

Israel - 1.6%

Teva Pharmaceutical Industries, Ltd. ADR#	123,556	5,508,126

Italy - 2.8%

ENI SpA	249,849	4,990,995
Finmeccanica SpA	125,605	1,603,382
Intesa Sanpaolo SpA	372,175	905,881
Saipem SpA	151,663	2,355,975

		9,856,233

Japan - 12.4%

Aeon Credit Service Co., Ltd.#	70,000	536,406
Benesse Corp.	29,500	1,173,521
Canon, Inc.	86,800	2,192,185
Central Japan Railway Co.	140	847,105
Denso Corp.#	35,100	657,452
FamilyMart Co., Ltd.	43,900	1,483,258
Fanuc, Ltd.	33,600	2,184,087
Fast Retailing Co., Ltd.#	9,600	962,043
Hirose Electric Co., Ltd.#	7,200	618,015
Honda Motor Co., Ltd.	53,400	1,282,857
HOYA Corp.	159,900	2,894,060
INPEX Corp.	278	1,878,295
Japan Steel Works, Ltd.#	116,000	1,036,503
Kao Corp.	99,000	1,880,266
Keyence Corp.#	8,600	1,633,931
Konami Corp.	54,900	771,443
Konica Minolta Holdings, Inc.#	36,500	276,432
Kurita Water Industries, Ltd.#	35,600	600,391
Mitsubishi Corp.	27,200	340,362
Mitsubishi Electric Corp.	90,000	356,022
Mitsubishi Estate Co., Ltd.	46,000	459,158
Mitsubishi UFJ Financial Group, Inc.	291,700	1,326,621
Mitsui O.S.K. Lines, Ltd.	2,000	10,188
Murata Manufacturing Co., Ltd.	11,300	428,628
NGK Insulators, Ltd.#	48,000	630,050
Nidec Corp.#	35,300	1,461,466
Nintendo Co., Ltd.	11,500	3,259,669
Rakuten, Inc.#	3,050	1,564,438
Shin-Etsu Chemical Co., Ltd.	56,100	2,501,365
Softbank Corp.	57,600	692,209
Sony Financial Holdings, Inc.	652	1,653,954
Sumitomo Mitsui Financial Group, Inc.#	15,600	497,150
Terumo Corp.	29,800	915,220
Tokyo Electron, Ltd.	10,600	353,614
Tokyo Gas Co., Ltd.	392,000	1,569,071
Toyota Motor Corp.	44,575	1,423,468
UNICHARM Corp.#	13,900	905,262

		43,256,165

Luxembourg - 1.1%

Millicom International Cellular SA#	9,710	382,283
SES	188,675	3,491,983

		3,874,266

Mexico - 1.3%

America Movil SAB de CV, Series L ADR	85,252	2,172,221
Cemex SAB de CV ADR†#	53,560	288,688
Desarrolladora Homex SA de CV ADR†#	27,357	342,510
Grupo Modelo SA de CV, Series C	180,100	466,983
Grupo Televisa SA ADR	82,511	1,004,159
Urbi, Desarrollos Urbanos, SA de CV†	182,800	151,833

		4,426,394

Netherlands - 4.6%

Akzo Nobel NV	14,570	512,736
ASML Holding NV	54,935	847,710
Heineken Holding NV	38,283	890,512
Heineken NV	91,840	2,474,414
ING Groep NV CVA	43,200	198,667
Koninklijke (Royal) KPN NV	276,425	3,565,050
Koninklijke Ahold NV	300,960	3,372,948
Randstad Holding NV	32,580	477,099
TNT NV	131,814	1,913,926
Wolters Kluwer NV	104,260	1,658,355

		15,911,417

Norway - 0.1%

Petroleum Geo-Services ASA†#	72,820	238,616

Philippines - 0.3%

Philippine Long Distance Telephone Co.	24,610	1,094,546

Singapore - 1.3%

Keppel Corp., Ltd.	329,000	917,769
Singapore Technologies Engineering, Ltd.	409,000	605,121
Singapore Telecommunications, Ltd.	690,950	1,087,747
United Overseas Bank, Ltd.#	302,000	1,927,099

		4,537,736

South Africa - 0.1%

MTN Group, Ltd.	57,360	487,018

South Korea - 0.8%

Hyundai Motor Co.	18,490	584,632
POSCO	1,840	372,482
Samsung Electronics Co., Ltd.	3,700	1,143,727
Samsung Electronics Co., Ltd. GDR*	5,595	847,894

		2,948,735

Spain - 2.2%
Banco Santander SA	256,525	1,581,768
Indra Sistemas SA#	86,740	1,588,395
Telefonica SA	234,713	4,371,173

		7,541,336

Sweden - 0.1%

Hennes & Mauritz AB, Class B#	8,660	323,604

Switzerland - 11.1%

ABB, Ltd.†	77,030	931,134
Actelion, Ltd.†	33,987	1,606,496
Compagnie Financiere Richemont SA	51,935	680,660
Credit Suisse Group AG	17,380	426,813
Givaudan SA	3,120	1,797,678
Julius Baer Holding AG	101,418	2,350,276
Lonza Group AG#	11,170	1,073,463
Nestle SA	351,344	11,488,288
Novartis AG#	55,836	2,032,167

Roche Holding AG†	80,204	9,095,680
SGS SA#	710	641,270
Sonova Holding AG#	32,844	1,614,432
Swiss Reinsurance	19,961	246,590
Syngenta AG	22,815	4,855,717

		38,840,664

Taiwan - 1.1%

AU Optronics Corp. ADR#	85,010	611,222
HON HAI Precision Industry Co., Ltd.	288,266	568,976
Taiwan Semiconductor Manufacturing Co., Ltd.	884,069	1,108,359
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	193,611	1,459,827

		3,748,384

Turkey - 0.1%

Akbank TAS	175,414	403,642

United Kingdom - 21.3%
Admiral Group PLC	97,717	1,191,062
AMEC PLC	47,220	367,013
AstraZeneca PLC	79,050	2,528,842
Autonomy Corp. PLC†(4)	61,247	1,063,316
Aviva PLC	85,956	352,239
BAE Systems PLC	179,890	952,602
BG Group PLC	306,847	4,378,585
BHP Billiton PLC	28,930	454,988
British American Tobacco PLC	56,409	1,449,060
British Sky Broadcasting Group PLC	385,560	2,585,630
Burberry Group PLC#	149,930	548,384
Cadbury PLC	45,550	349,476
Carnival PLC	103,130	2,106,736
Cobham PLC	332,618	916,491
Compass Group PLC	839,324	3,710,749
Diageo PLC	196,440	2,296,272
Experian PLC	236,830	1,405,737
GlaxoSmithKline PLC	194,179	2,963,838
HSBC Holdings PLC(Hong Kong)#	163,651	1,172,358
HSBC Holdings PLC(London)	93,180	651,525
Imperial Tobacco Group PLC	117,441	2,819,416
Informa PLC	179,178	543,339
International Power PLC	449,175	1,524,063
Kingfisher PLC	376,600	679,098
Ladbrokes PLC	222,378	550,626
Man Group PLC, Class B	110,346	269,201
Next PLC#	57,050	951,437
Reckitt Benckiser Group PLC	204,798	7,882,285
Reed Elsevier PLC	412,246	3,077,904
Royal Dutch Shell PLC, Class A	80,000	1,756,886
Scottish and Southern Energy PLC(4)	177,142	2,898,040
Shire PLC	132,066	1,571,884
Smiths Group PLC	98,776	1,170,693
Standard Chartered PLC	94,259	892,537
Tesco PLC	1,223,294	5,821,273
The Capita Group PLC	267,632	2,539,723
TUI Travel PLC	183,680	580,257
Vodafone Group PLC	2,223,024	3,951,675
William Hill PLC	262,020	883,710
WPP PLC	446,777	2,329,211

		74,138,161

United States - 1.1%

Apple, Inc.†	10,190	910,069
India Fund, Inc.#	43,571	649,208
Synthes, Inc.	20,000	2,316,485

		3,875,762

Total Common Stock
(cost $498,247,788)		332,027,936

EXCHANGE TRADED FUNDS - 0.6%

iShares FTSE/ Xinhau China 25 Index Fund	12,400	301,444
iShares MSCI Japan Index Fund#	264,630	1,950,323

Total Exchange Traded Funds (cost $2,854,144)		2,251,767

Total Long-Term Investment Securities (cost $501,101,932)		334,279,703

SHORT-TERM INVESTMENT SECURITIES - 18.3%
Collective Investment Pool - 14.6%

Securities Lending Quality Trust(2)	52,895,279	50,668,388
Time Deposits - 3.7%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/02/09	$12,998,000	12,998,000

Total Short-Term Investment Securities (cost $65,893,279)		63,666,388

REPURCHASE AGREEMENT - 0.0%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 02/27/09, to be repurchased 03/02/09 in the amount of $161,000 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $165,106 (cost $161,000)	161,000	161,000

TOTAL INVESTMENTS - (cost $567,156,211)(3)	114.2%	398,107,091
Liabilities in excess of other assets	(14.2)	(49,581,995)

NET ASSETS -	100.0%	348,525,096

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2009, the aggregate value of these securities was $847,894 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	A substantial number of the Fund’s holdings were valued using the fair value procedures at February 28, 2009. At February 28, 2009, the aggregate value of these securities was $301,831,148 representing 86.6% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Illiquid security. At February 28, 2009 the aggregate value of these securities was $8,984,346 representing 2.6% of net assets.
(5)	Fair valued security; See Note 1

ADR	- American Depository Receipt
CVA	- Certification Van Aandelen (Dutch Cert.)
FDR	- Fiduciary Depository Receipt
GDR	- Global Depository Receipt
VVPR	- Reduced tax rate shares

Industry Allocation*
Collective Investment Pool	14.5%
Medical-Drugs	7.8
Oil Companies-Integrated	5.9
Banks-Commercial	5.3
Time Deposits	3.7
Food-Misc.	3.6
Telephone-Integrated	3.1
Food-Retail	2.6
Brewery	2.5
Chemicals-Diversified	2.4
Soap & Cleaning Preparation	2.3
Cellular Telecom	2.1
Electronic Components-Misc.	2.1
Electric-Integrated	1.8
Industrial Gases	1.8
Medical Products	1.7
Diversified Minerals	1.6
Diversified Operations	1.6
Medical-Generic Drugs	1.6
Gas-Distribution	1.5
Agricultural Chemicals	1.4
Multimedia	1.3
Insurance-Multi-line	1.3
Tobacco	1.2
Auto-Cars/Light Trucks	1.2
Machinery-Electrical	1.1
Transport-Rail	1.1
Beverages-Wine/Spirits	1.1
Food-Catering	1.1
Insurance-Reinsurance	1.1
Distribution/Wholesale	1.0
Satellite Telecom	1.0
Machinery-General Industrial	1.0
Toys	0.9
Publishing-Books	0.9
Chemicals-Specialty	0.9
Human Resources	0.9
Oil Companies-Exploration & Production	0.9
Applications Software	0.9
Computers	0.8
Cosmetics & Toiletries	0.8
Oil-Field Services	0.7
Cable/Satellite TV	0.7
Semiconductor Components-Integrated Circuits	0.7
Aerospace/Defense	0.7
Medical-Biomedical/Gene	0.7
Dialysis Centers	0.7
Enterprise Software/Service	0.7
Retail-Apparel/Shoe	0.6
Office Automation & Equipment	0.6
Finance-Credit Card	0.6
Finance-Other Services	0.6
Cruise Lines	0.6
Gambling (Non-Hotel)	0.6
Electronic Components-Semiconductors	0.6
Computer Services	0.6
Index Fund	0.6
Transport-Services	0.6
Insurance-Property/Casualty	0.5
Telecom Services	0.5
Airlines	0.5
Publishing-Periodicals	0.5
Insurance-Life/Health	0.5
Electronic Measurement Instruments	0.5
E-Commerce/Services	0.4
Engineering/R&D Services	0.4
Building Products-Cement	0.4
Retail-Convenience Store	0.4
Electric Products-Misc.	0.4
Commercial Services-Finance	0.4
Real Estate Investment Trusts	0.4
Semiconductor Equipment	0.3
Schools	0.3
Diversified Manufacturing Operations	0.3
Athletic Footwear	0.3
Entertainment Software	0.3
Broadcast Services/Program	0.3
Aerospace/Defense-Equipment	0.3
Wireless Equipment	0.2
Electric-Generation	0.2
Retail-Jewelry	0.2
Retail-Building Products	0.2
Metal-Diversified	0.2
Auto/Truck Parts & Equipment-Original	0.2
Investment Management/Advisor Services	0.2
Commercial Services	0.2
Electronic Connectors	0.2
Water Treatment Systems	0.2
Rubber-Tires	0.2
Travel Services	0.2
Apparel Manufacturers	0.2
Real Estate Management/Services	0.1
Diversified Banking Institutions	0.1
Water	0.1
Steel-Producers	0.1
Optical Supplies	0.1
Building & Construction-Misc.	0.1
Building-Residential/Commercial	0.1
Import/Export	0.1
Power Converter/Supply Equipment	0.1
Index Fund-Large Cap	0.1
Photo Equipment & Supplies	0.1
Beverages-Non-alcoholic	0.1
Oil & Gas Drilling	0.1
Retail-Drug Store	0.1

114.2%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

AIG Retirement Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 - (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 99.0%
Advertising Agencies - 1.6%

Omnicom Group, Inc.	49,911	$1,199,361

Aerospace/Defense - 1.6%

Lockheed Martin Corp.	19,264	1,215,751

Aerospace/Defense-Equipment - 0.7%

United Technologies Corp.	14,228	580,929

Applications Software - 1.5%

Microsoft Corp.	72,196	1,165,965

Banks-Fiduciary - 1.3%

State Street Corp.	40,528	1,024,143

Banks-Super Regional - 1.5%

Wells Fargo & Co.	93,410	1,130,261

Beverages-Non-alcoholic - 1.1%

PepsiCo, Inc.	17,003	818,524

Beverages-Wine/Spirits - 1.4%

Diageo PLC(1)	92,300	1,078,935

Commercial Services-Finance - 7.6%

Automatic Data Processing, Inc.#	23,494	802,320
Bankrate, Inc.†#	77,109	1,719,530
Visa, Inc., Class A#	59,632	3,381,731

		5,903,581

Consumer Products-Misc. - 1.6%

Clorox Co.	25,701	1,249,069

Cosmetics & Toiletries - 1.0%

Procter & Gamble Co.	16,421	791,000

Diversified Banking Institutions - 5.5%

Bank of America Corp.	92,998	367,342
JPMorgan Chase & Co.	74,123	1,693,711
The Goldman Sachs Group, Inc	23,931	2,179,635

		4,240,688

Diversified Manufacturing Operations - 1.8%

General Electric Co.#	167,644	1,426,650

E-Commerce/Products - 7.8%

Amazon.com, Inc.†#	74,717	4,840,915
Blue Nile, Inc.†#	50,166	1,197,462

		6,038,377

Electric-Integrated - 1.0%

Exelon Corp.	16,094	759,959

Electronic Components-Semiconductors - 1.3%

Altera Corp.	63,677	976,168

Enterprise Software/Service - 4.2%

Oracle Corp.†	206,590	3,210,409

Finance-Credit Card - 0.5%

American Express Co.	31,876	384,425

Food-Misc. - 2.1%

McCormick & Co., Inc.	50,741	1,590,730

Footwear & Related Apparel - 2.4%

Timberland Co., Class A†	165,022	1,856,497

Industrial Gases - 1.0%

Air Products & Chemicals, Inc.	16,296	753,690

Insurance-Life/Health - 1.1%

Prudential Financial, Inc.	53,130	871,863

Investment Companies - 0.2%

Apollo Global Mgmt LLC Class A*(2)(3)	72,697	145,394

Investment Management/Advisor Services - 1.3%

T. Rowe Price Group, Inc.#	45,276	1,029,576

Medical Instruments - 1.6%

Medtronic, Inc.	40,622	1,202,005

Medical Products - 2.8%

Johnson & Johnson	43,077	2,153,850

Medical-Biomedical/Gene - 2.6%

Amgen, Inc.†	40,861	1,999,329

Medical-Drugs - 3.0%

Novartis AG ADR	64,100	2,323,625

Multimedia - 1.8%

FactSet Research Systems, Inc.#	35,940	1,385,128

Networking Products - 2.9%

Cisco Systems, Inc.†	156,199	2,275,819

Oil Companies-Exploration & Production - 1.5%

Apache Corp.	19,809	1,170,514

Oil Companies-Integrated - 7.8%

Chevron Corp.	14,413	875,013
ConocoPhillips	30,156	1,126,327
Exxon Mobil Corp.	59,811	4,061,167

		6,062,507

Oil-Field Services - 1.5%

Schlumberger, Ltd.	16,405	624,374
Weatherford International, Ltd.†	49,142	524,345

		1,148,719

Retail-Building Products - 1.5%

Home Depot, Inc.	56,829	1,187,158

Retail-Drug Store - 2.8%

CVS Caremark Corp.	84,319	2,170,371

Telephone-Integrated - 2.0%

AT&T, Inc.	32,722	777,802
Verizon Communications, Inc.	27,642	788,626

		1,566,428

Tobacco - 2.1%

Philip Morris International, Inc.	47,419	1,587,114

Transport-Services - 2.1%

Expeditors International of Washington, Inc.	23,223	639,794
United Parcel Service, Inc., Class B	23,173	954,264

		1,594,058

Web Portals/ISP - 4.9%

Google, Inc., Class A†	11,240	3,799,008

Wireless Equipment - 7.0%

QUALCOMM, Inc.#	161,469	5,397,909

Total Long-Term Investment Securities (cost $109,966,199)		76,465,487

SHORT-TERM INVESTMENT SECURITIES - 14.9%
Collective Investment Pool - 14.6%

Securities Lending Quality Trust (5)	11,788,879	11,292,568

Time Deposits - 0.3%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/02/09	$242,000	242,000

Total Short-Term Investment Securities
(cost $12,030,879)		11,534,568

TOTAL INVESTMENTS
(cost $121,997,078) (4)	114.6%	88,000,055
Liabilities in excess of other assets	(14.6)	(10,753,397)

NET ASSETS	100.0%	$77,246,658

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2009, the aggregate value of these securities was $145,394 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at February 28, 2009. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Illiquid security. At February 28, 2009, the aggregate value of these securities was $145,394, representing 0.2% of net assets.
(3)	To the extent permitted by the Statement of Additional Information, the Large Cap Core Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2009, the Large Cap Core Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Apollo Global Management LLC Class A Common Stock	08/02/2007	33,592	$806,208
	02/01/2008	5,661	100,058
	04/30/2008	10,000	150,500
	06/05/2008	7,000	108,850
	06/26/2008	3,371	50,734
	09/18/2008	4,233	57,357
	10/03/2008	5,885	76,799
	10/17/2008	2,955	32,623	145,394	$2.00	0.19

		72,697	$1,383,129	$145,394		0.19%

(4)	See Note 5 for cost of investments on a tax basis.
(5)	The security is purchased with the cash collateral received from securities loaned.
ADR –	American Depositary Receipt.

See Notes to Portfolio of Investments.

AIG Retirement Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 95.0%
Aerospace/Defense - 4.9%

General Dynamics Corp.	31,062	$1,361,137
Lockheed Martin Corp.	109,048	6,882,019
Raytheon Co.	120,045	4,798,199

		13,041,355

Aerospace/Defense-Equipment - 1.0%

United Technologies Corp.	67,866	2,770,969

Agricultural Chemicals - 2.2%

Monsanto Co.	42,837	3,267,178
Syngenta AG(1)	12,213	2,599,293

		5,866,471

Apparel Manufacturers - 0.4%

Coach, Inc.†	81,800	1,143,564

Applications Software - 2.9%

Intuit, Inc.†	70,300	1,602,137
Microsoft Corp.	384,089	6,203,037

		7,805,174

Athletic Footwear - 0.4%

NIKE, Inc., Class B	24,517	1,018,191

Banks-Commercial - 0.3%

Unibanco - Uniao de Bancos Brasileiros SA ADR	16,190	847,223

Beverages-Non-alcoholic - 2.8%

PepsiCo, Inc.	156,649	7,541,083

Beverages-Wine/Spirits - 0.8%

Diageo PLC(1)	193,809	2,265,517

Cellular Telecom - 0.3%

America Movil SAB de CV, Series L ADR	35,224	897,507

Commercial Services-Finance - 1.6%

Mastercard, Inc., Class A#	8,591	1,357,636
Visa, Inc., Class A#	50,200	2,846,842

		4,204,478

Computer Services - 2.0%

Accenture, Ltd., Class A	189,046	5,518,253

Computers - 7.7%

Apple, Inc.†	61,755	5,515,339
Hewlett-Packard Co.	307,529	8,927,567
International Business Machines Corp.	56,668	5,215,156
Research In Motion, Ltd.†	25,800	1,030,452

		20,688,514

Cosmetics & Toiletries - 1.6%

Colgate-Palmolive Co.	22,600	1,360,068
Procter & Gamble Co.	63,300	3,049,161

		4,409,229

Data Processing/Management - 0.6%

Fiserv, Inc.†	49,900	1,627,738

Disposable Medical Products - 1.0%

C.R. Bard, Inc.	32,151	2,580,439

Diversified Banking Institutions - 0.3%

The Goldman Sachs Group, Inc.	10,400	947,232

Diversified Manufacturing Operations - 0.7%

Danaher Corp.#	29,400	1,492,344
Dover Corp.	11,900	296,786

		1,789,130

E-Commerce/Services - 0.2%
eBay, Inc.†	54,700	594,589

Electric Products-Misc. - 1.0%

AMETEK, Inc.	59,617	1,577,466
Emerson Electric Co.	37,700	1,008,475

		2,585,941

Electronic Components-Semiconductors - 2.6%

Broadcom Corp., Class A†	45,400	746,830
Intel Corp.	301,743	3,844,206
Texas Instruments, Inc.	51,000	731,850
Xilinx, Inc.	95,400	1,686,672

		7,009,558

Electronic Forms - 1.2%

Adobe Systems, Inc.†	196,684	3,284,623

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc.†	39,000	540,930

Electronics-Military - 0.6%

L-3 Communications Holdings, Inc.	22,100	1,495,065

Engineering/R&D Services - 1.4%

ABB, Ltd.†(1)	132,859	1,605,991
Fluor Corp.	63,758	2,119,953

		3,725,944

Enterprise Software/Service - 3.4%

BMC Software, Inc.†	92,785	2,749,219
Oracle Corp.†	407,772	6,336,777

		9,085,996

Entertainment Software - 0.2%

Electronic Arts, Inc.†	28,396	463,139

Finance-Investment Banker/Broker - 0.5%

The Charles Schwab Corp.	113,300	1,440,043

Instruments-Scientific - 1.4%

Thermo Fisher Scientific, Inc.†#	105,030	3,808,388

Insurance Brokers - 1.0%

AON Corp.	69,370	2,652,709

Insurance-Life/Health - 0.4%

Unum Group	102,362	1,042,045

Insurance-Property/Casualty - 1.0%

Chubb Corp.	68,206	2,662,762

Internet Security - 1.4%

McAfee, Inc.†	26,400	737,880
Symantec Corp.†	228,387	3,158,592

		3,896,472

Investment Management/Advisor Services - 0.5%

Invesco, Ltd.	120,300	1,375,029

Machinery-Construction & Mining - 0.2%

Joy Global, Inc.#	32,204	562,282

Medical Instruments - 1.4%

Medtronic, Inc.	70,100	2,074,259
St. Jude Medical, Inc.†	47,700	1,581,732

		3,655,991

Medical Labs & Testing Services - 0.5%

Laboratory Corp. of America Holdings†#	24,600	1,353,246

Medical Products - 5.6%

Baxter International, Inc.	127,758	6,504,160
Johnson & Johnson	144,128	7,206,400
Zimmer Holdings, Inc.†	37,500	1,313,250

		15,023,810

Medical-Biomedical/Gene - 8.5%

Amgen, Inc.†	131,331	6,426,026
Celgene Corp.†	35,000	1,565,550
Genentech, Inc.†	59,411	5,082,611
Genzyme Corp.†	37,400	2,278,782
Gilead Sciences, Inc.†	166,612	7,464,217

		22,817,186

Medical-Drugs - 0.7%

Abbott Laboratories	37,900	1,794,186

Medical-Generic Drugs - 1.2%

Mylan, Inc.†#	149,000	1,852,070
Teva Pharmaceutical Industries, Ltd. ADR	28,708	1,279,803

		3,131,873

Medical-HMO - 1.0%

UnitedHealth Group, Inc.	133,133	2,616,063

Medical-Wholesale Drug Distribution - 0.3%

Cardinal Health, Inc.	23,100	749,595

Metal-Diversified - 0.4%

Freeport-McMoRan Copper & Gold, Inc.	32,700	994,734

Multimedia - 0.3%

Time Warner, Inc.	109,600	836,248

Networking Products - 1.8%

Cisco Systems, Inc.†	328,796	4,790,558

Non-Hazardous Waste Disposal - 0.4%

Waste Management, Inc.	44,300	1,196,100

Oil & Gas Drilling - 0.9%

ENSCO International, Inc.#	46,989	1,154,990
Transocean, Ltd.†	23,060	1,378,296

		2,533,286

Oil Companies-Exploration & Production - 2.9%

Apache Corp.	5,800	342,722
Devon Energy Corp.	10,500	458,535
Occidental Petroleum Corp.	85,474	4,433,536
Ultra Petroleum Corp.†	18,300	643,062
XTO Energy, Inc.	60,900	1,928,094

		7,805,949

Oil Companies-Integrated - 2.2%

Exxon Mobil Corp.	67,571	4,588,071
Marathon Oil Corp.	51,914	1,208,039

		5,796,110

Oil Field Machinery & Equipment - 0.5%

National-Oilwell Varco, Inc.†	47,600	1,272,348

Oil-Field Services - 0.6%

Schlumberger, Ltd.	40,750	1,550,945

Pharmacy Services - 0.5%

Express Scripts, Inc.†	26,297	1,322,739

Retail-Apparel/Shoe - 0.3%

American Eagle Outfitters, Inc.	94,700	924,272

Retail-Auto Parts - 1.3%

AutoZone, Inc.†#	23,727	3,374,691

Retail-Consumer Electronics - 0.4%

Best Buy Co., Inc.	35,600	1,025,992

Retail-Discount - 2.8%

Target Corp.	23,500	665,285
Wal-Mart Stores, Inc.	138,700	6,829,588

		7,494,873

Retail-Drug Store - 1.6%

CVS Caremark Corp.	168,078	4,326,328

Retail-Office Supplies - 0.6%

Staples, Inc.	109,200	1,741,740

Retail-Regional Department Stores - 0.3%

Kohl’s Corp.†	23,500	825,790

Retail-Restaurants - 1.5%

McDonald’s Corp.	75,600	3,950,100

Schools - 0.9%

Apollo Group, Inc., Class A†	33,591	2,435,347

Semiconductor Equipment - 0.2%

ASML Holding NV	44,100	667,233

Telecom Equipment-Fiber Optics - 0.3%

Corning, Inc.	72,800	768,040

Telephone-Integrated - 0.4%

AT&T, Inc.	45,100	1,072,027

Transport-Rail - 1.4%

Norfolk Southern Corp.	37,300	1,183,156
Union Pacific Corp.	65,800	2,468,816

		3,651,972

Web Portals/ISP - 2.9%

Google, Inc., Class A†	22,977	7,765,996

Wireless Equipment - 1.3%

QUALCOMM, Inc.	104,800	3,503,464

X-Ray Equipment - 0.4%

Hologic, Inc.†#	106,100	1,201,052

Total Common Stock (cost $338,149,585)		255,157,466

EXCHANGE TRADED FUNDS - 1.3%
Sector Fund - Financial Services - 1.3%

Financial Select Sector SPDR Fund (cost $4,305,091)	469,940	3,580,943

Total Long-Term Investment Securities
(cost $342,454,676)		258,738,409

SHORT-TERM INVESTMENT SECURITIES - 6.2%
Collective Investment Pool - 4.9%

Securities Lending Quality Trust(2)	13,774,796	13,194,878

Time Deposits - 1.3%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/02/09	$3,556,000	3,556,000

Total Short-Term Investment Securities
(cost $17,330,796)		16,750,878

REPURCHASE AGREEMENT - 2.1%

State Street Bank & Trust Co. Joint Repurchase Agreement(3) (cost $5,641,000)	5,641,000	5,641,000

TOTAL INVESTMENTS
(cost $365,426,472)(4)	104.6%	281,130,287
Liabilities in excess of other assets	(4.6)	(12,492,900)

NET ASSETS	100.0%	$268,637,387

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security was valued using fair value procedures at February 28, 2009. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

See Notes to Portfolio of Investments

AIG Retirement Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 97.0%

Advertising Sales - 0.1%

Lamar Advertising Co., Class A†#	172,400	$1,193,008

Aerospace/Defense-Equipment - 0.5%

Alliant Techsystems, Inc.†#	74,300	5,250,038
BE Aerospace, Inc.†	225,700	1,683,722

		6,933,760

Agricultural Chemicals - 0.5%

Terra Industries, Inc.	231,700	5,975,543

Airlines - 0.3%

AirTran Holdings, Inc.†#	266,100	795,639
Alaska Air Group, Inc.†	82,200	1,801,002
JetBlue Airways Corp.†#	415,900	1,584,579

		4,181,220

Apparel Manufacturers - 0.2%

Hanesbrands, Inc.†#	212,100	1,484,700
Under Armour, Inc., Class A†#	82,700	1,190,053

		2,674,753

Auction House/Art Dealers - 0.1%

Sotheby’s#	152,800	1,025,288

Auto-Heavy Duty Trucks - 0.1%

Oshkosh Corp.	169,000	1,057,940

Auto/Truck Parts & Equipment-Original - 0.3%

BorgWarner, Inc.#	262,700	4,531,575

Banks-Commercial - 3.6%

Associated Banc-Corp.#	289,900	4,191,954
BancorpSouth, Inc.#	164,100	3,057,183
Bank of Hawaii Corp.	108,300	3,469,932
Cathay General Bancorp#	112,300	1,091,556
City National Corp.#	91,900	2,948,152
Colonial BancGroup, Inc.#	459,400	206,730
Commerce Bancshares, Inc.	149,705	5,199,255
Cullen/Frost Bankers, Inc.	134,700	5,797,488
FirstMerit Corp.#	183,800	2,703,698
Fulton Financial Corp.#	397,100	2,469,962
International Bancshares Corp.#	115,200	1,153,152
PacWest Bancorp#	55,600	760,608
SVB Financial Group†#	74,500	1,218,075
Synovus Financial Corp.#	637,200	2,217,456
TCF Financial Corp.#	261,500	3,205,990
Valley National Bancorp#	306,200	3,499,866
Webster Financial Corp.#	119,700	464,436
Westamerica Bancorp#	65,600	2,615,472

		46,270,965

Banks-Fiduciary - 0.1%

Wilmington Trust Corp.	154,600	1,391,400

Batteries/Battery Systems - 0.4%

Energizer Holdings, Inc.†#	132,300	5,581,737

Beverages-Non-alcoholic - 0.6%

Hansen Natural Corp.†	167,800	5,584,384
PepsiAmericas, Inc.	130,100	2,160,961

		7,745,345

Building & Construction Products-Misc. - 0.0%

Louisiana-Pacific Corp.#	206,300	334,206

Building & Construction-Misc. - 0.0%

Dycom Industries, Inc.†	89,400	413,028

Building Products-Cement - 0.6%

Martin Marietta Materials, Inc.#	94,000	7,196,640

Building-Heavy Construction - 0.2%

Granite Construction, Inc.#	74,700	2,657,826

Building-Maintance & Services - 0.1%

Rollins, Inc.	93,900	1,483,620

Building-Mobile Home/Manufactured Housing - 0.1%

Thor Industries, Inc.#	80,600	863,226

Building-Residential/Commercial - 1.0%

Hovnanian Enterprises, Inc., Class A†#	115,000	97,750
M.D.C Holdings, Inc.	83,500	2,106,705
NVR, Inc.†#	12,300	4,093,071
Ryland Group, Inc.#	97,000	1,370,610
Toll Brothers, Inc.†	295,600	4,685,260

		12,353,396

Casino Hotels - 0.0%

Boyd Gaming Corp.#	129,600	550,800

Casino Services - 0.1%

Scientific Games Corp., Class A†#	147,500	1,560,550

Cellular Telecom - 0.1%

Syniverse Holdings, Inc.†	118,100	1,786,853

Chemicals-Diversified - 0.7%

FMC Corp.	167,900	6,788,197
Olin Corp.	174,400	1,820,736

		8,608,933

Chemicals-Specialty - 1.2%

Albemarle Corp.	207,000	4,005,450
Ashland, Inc.	150,200	887,682
Cabot Corp.	148,500	1,556,280
Chemtura Corp.	550,300	187,102
Cytec Industries, Inc.	107,000	1,647,800
Ferro Corp.#	99,300	145,971
Lubrizol Corp.	152,600	4,194,974
Minerals Technologies, Inc.	42,600	1,274,592
Sensient Technologies Corp.	109,800	2,217,960

		16,117,811

Coal - 0.4%

Arch Coal, Inc.	324,100	4,504,990
Patriot Coal Corp.†#	143,900	525,235

		5,030,225

Coatings/Paint - 0.5%

RPM International, Inc.	292,100	3,166,364
Valspar Corp.	226,500	3,782,550

		6,948,914

Commercial Services - 0.9%

Alliance Data Systems Corp.†#	146,400	4,333,440
Quanta Services, Inc.†#	447,700	7,879,520

		12,212,960

Commercial Services-Finance - 0.9%

Deluxe Corp.	116,100	896,292
Global Payments, Inc.	181,900	5,580,692
Lender Processing Services, Inc.	190,200	4,981,338

		11,458,322

Computer Aided Design - 0.5%

ANSYS, Inc.†	203,500	4,104,595

Parametric Technology Corp.†	263,700	2,146,518

		6,251,113

Computer Services - 0.3%

DST Systems, Inc.†	92,400	2,718,408
SRA International, Inc.†	95,600	1,298,248

		4,016,656

Computer Software - 0.3%

Metavante Technologies, Inc.†	203,700	3,424,197

Computers - 0.1%

Palm, Inc.†#	249,100	1,803,484

Computers-Integrated Systems - 0.7%

Diebold, Inc.	150,100	3,320,212
Jack Henry & Associates, Inc.	191,800	3,055,374
NCR Corp.†	358,000	2,835,360

		9,210,946

Computers-Memory Devices - 0.6%

Imation Corp.#	68,500	550,740
Western Digital Corp.†	502,700	6,866,882

		7,417,622

Consulting Services - 1.3%

FTI Consulting, Inc.†#	115,300	4,213,062
Gartner, Inc.†	134,500	1,359,795
Navigant Consulting, Inc.†	106,300	1,378,711
SAIC, Inc.†	460,000	8,698,600
The Corporate Executive Board Co.	77,300	1,159,500

		16,809,668

Consumer Products-Misc. - 0.4%

American Greetings Corp., Class A#	103,100	384,563
Blyth, Inc.	13,725	280,127
The Scotts Miracle-Gro Co., Class A	99,300	2,773,449
Tupperware Brands Corp.	140,700	1,995,126

		5,433,265

Containers-Metal/Glass - 0.2%

Greif, Inc., Class A	77,400	2,380,050

Containers-Paper/Plastic - 0.6%

Packaging Corp. of America	232,400	2,461,116
Sonoco Products Co.	226,400	4,362,728
Temple-Inland, Inc.#	241,800	1,148,550

		7,972,394

Cosmetics & Toiletries - 0.3%

Alberto-Culver Co.	193,500	4,284,090

Data Processing/Management - 0.9%

Acxiom Corp.	154,200	1,276,776
Broadridge Financial Solutions, Inc.	320,800	5,126,384
Fair Isaac Corp.#	110,100	1,205,595
SEI Investments Co.	302,700	3,583,968

		11,192,723

Decision Support Software - 0.1%

Wind River Systems, Inc.†#	154,000	1,162,700

Diagnostic Equipment - 0.7%

Affymetrix, Inc.†	159,400	339,522
Gen-Probe, Inc.†	123,300	5,002,281
Immucor, Inc.†	160,000	3,590,400

		8,932,203

Diagnostic Kits - 0.3%

Idexx Laboratories, Inc.†#	135,100	4,066,510

Direct Marketing - 0.0%

Harte-Hanks, Inc.#	86,200	483,582

Distribution/Wholesale - 0.8%

Ingram Micro, Inc., Class A†	374,000	4,072,860
LKQ Corp.†	317,200	4,282,200
Tech Data Corp.†	113,600	1,964,144

		10,319,204

Diversified Manufacturing Operations - 2.3%

Carlisle Cos., Inc.#	138,500	2,745,070
Crane Co.	110,000	1,658,800
Federal Signal Corp.	107,600	680,032
Harsco Corp.	189,500	3,915,070
Matthews International Corp., Class A	69,400	2,410,956
Pentair, Inc.	223,800	4,670,706
SPX Corp.	123,500	5,468,580
Teleflex, Inc.	90,200	4,284,500
The Brink’s Co.	92,500	2,207,975
Trinity Industries, Inc.	180,400	1,331,352

		29,373,041

E-Commerce/Services - 0.9%

NetFlix, Inc.†#	94,500	3,415,230
Priceline.com, Inc.†#	92,100	7,815,606

		11,230,836

E-Marketing/Info - 0.2%

Digital River, Inc.†	84,100	2,011,672
ValueClick, Inc.†	196,800	1,233,936

		3,245,608

Electric Products-Misc. - 0.5%

AMETEK, Inc.	242,100	6,405,966

Electric-Integrated - 4.5%

Alliant Energy Corp.	250,700	5,798,691
Black Hills Corp.	87,300	1,554,813
DPL, Inc.	263,200	5,290,320
Great Plains Energy, Inc.	269,903	3,654,487
Hawaiian Electric Industries, Inc.	204,600	2,837,802
IDACORP, Inc.	103,500	2,519,190
MDU Resources Group, Inc.	416,700	6,308,838
Northeast Utilities	353,400	7,742,994
NSTAR	242,400	7,798,008
NV Energy, Inc.	531,400	4,926,078
OGE Energy Corp.	210,600	4,616,352
PNM Resources, Inc.#	196,300	1,509,547
Westar Energy, Inc.	245,800	4,154,020

		58,711,140

Electronic Components-Misc. - 0.3%

Gentex Corp.#	317,000	2,536,000
Vishay Intertechnology, Inc.†	423,400	1,079,670

		3,615,670

Electronic Components-Semiconductors - 1.3%

Cree, Inc.†#	200,500	3,937,820

Fairchild Semiconductor International, Inc.†	281,700	985,950
International Rectifier Corp.†	165,400	2,075,770
Intersil Corp., Class A	278,800	2,818,668
Macrovision Solutions Corp.†#	189,400	2,979,262
Semtech Corp.†	137,100	1,610,925
Silicon Laboratories, Inc.†#	105,000	2,299,500

		16,707,895

Electronic Connectors - 0.2%

Thomas & Betts Corp.†	126,800	2,904,988

Electronic Design Automation - 0.7%

Cadence Design Systems, Inc.†	590,600	2,480,520
Mentor Graphics Corp.†	209,600	928,528
Synopsys, Inc.†	326,900	6,090,147

		9,499,195

Electronic Measurement Instruments - 0.5%

National Instruments Corp.	129,400	2,229,562
Trimble Navigation, Ltd.†#	271,200	3,823,920

		6,053,482

Electronic Parts Distribution - 0.8%

Arrow Electronics, Inc.†	270,700	4,501,741
Avnet, Inc.†	341,800	5,902,886

		10,404,627

Engineering/R&D Services - 1.1%

KBR, Inc.	366,500	4,617,900
The Shaw Group, Inc.†	189,500	4,422,930
URS Corp.†	189,400	5,856,248

		14,897,078

Enterprise Software/Service - 0.7%

Advent Software, Inc.†#	37,900	1,032,396
ManTech International Corp., Class A†	47,500	2,478,075
Sybase, Inc.†#	184,000	5,001,120

		8,511,591

Environmental Monitoring & Detection - 0.1%

Mine Safety Appliances Co.#	67,500	1,231,875

Filtration/Separation Products - 0.3%

Donaldson Co., Inc.	174,600	4,261,986

Finance-Auto Loans - 0.1%

AmeriCredit Corp.†#	298,100	1,147,685

Finance-Investment Banker/Broker - 0.4%

Jefferies Group, Inc.#	274,500	2,714,805
Raymond James Financial, Inc.#	218,800	3,054,448

		5,769,253

Financial Guarantee Insurance - 0.0%

PMI Group, Inc.#	157,500	80,325

Food-Baking - 0.3%

Flowers Foods, Inc.	178,900	3,991,259

Food-Confectionery - 0.1%

Tootsie Roll Industries, Inc.#	58,847	1,260,503

Food-Meat Products - 0.6%

Hormel Foods Corp.	159,100	5,064,153
Smithfield Foods, Inc.†#	269,600	2,116,360

		7,180,513

Food-Misc. - 1.0%

Corn Products International, Inc.	169,000	3,408,730
Lancaster Colony Corp.	45,101	1,753,527
Ralcorp Holdings, Inc.†	127,800	7,744,680

		12,906,937

Food-Retail - 0.1%

Ruddick Corp.#	88,900	1,927,352

Footwear & Related Apparel - 0.1%

Timberland Co., Class A†	104,500	1,175,625

Funeral Services & Related Items - 0.2%

Service Corp. International#	580,000	1,960,400

Gas-Distribution - 2.4%

AGL Resources, Inc.	174,300	4,835,082
Energen Corp.	162,800	4,363,040
National Fuel Gas Co.	179,600	5,443,676
Southern Union Co.	281,400	3,773,574
UGI Corp.	244,900	5,875,151
Vectren Corp.	183,800	3,834,068
WGL Holdings, Inc.	113,500	3,445,860

		31,570,451

Golf - 0.1%

Callaway Golf Co.	146,600	992,482

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc.†#	45,800	2,224,964

Hospital Beds/Equipment - 0.3%

Hill-Rom Holdings, Inc.#	141,900	1,393,458
Kinetic Concepts, Inc.†#	127,200	2,770,416

		4,163,874

Human Resources - 1.1%

Hewitt Associates, Inc., Class A†	213,200	6,289,400
Kelly Services, Inc., Class A	62,400	474,240
Korn/Ferry International†	101,600	938,784
Manpower, Inc.	176,900	4,931,972
MPS Group, Inc.†	209,500	1,041,215

		13,675,611

Industrial Automated/Robotic - 0.1%

Nordson Corp.#	77,400	1,927,260

Industrial Gases - 0.4%

Airgas, Inc.	183,700	5,656,123

Instruments-Controls - 0.5%

Mettler Toledo International, Inc.†#	76,100	4,056,891
Woodward Governor Co.	123,700	2,130,114

		6,187,005

Instruments-Scientific - 0.1%

Varian, Inc.†	65,800	1,489,054

Insurance Brokers - 0.6%

Arthur J. Gallagher & Co.	215,600	3,421,572

Brown & Brown, Inc.	263,200	4,440,184

		7,861,756

Insurance-Life/Health - 0.2%

Protective Life Corp.	158,700	599,886
StanCorp Financial Group, Inc.	111,100	1,998,689

		2,598,575

Insurance-Multi-line - 1.5%

American Financial Group, Inc.	170,500	2,652,980
Hanover Insurance Group, Inc.	116,000	4,079,720
HCC Insurance Holdings, Inc.	260,200	5,711,390
Horace Mann Educators Corp.	88,700	682,103
Old Republic International Corp.	523,600	4,754,288
Unitrin, Inc.	111,800	1,205,204

		19,085,685

Insurance-Property/Casualty - 1.7%

Fidelity National Financial, Inc., Class A#	480,600	7,963,542
First American Corp.	210,700	4,881,919
Mercury General Corp.#	80,800	2,178,368
W.R. Berkley Corp.	314,600	6,546,826

		21,570,655

Insurance-Reinsurance - 1.0%

Everest Re Group, Ltd.	139,300	9,072,609
Reinsurance Group of America, Inc.	164,600	4,477,120

		13,549,729

Internet Infrastructure Equipment - 0.1%

Avocent Corp.†#	101,700	1,218,366

Internet Infrastructure Software - 0.3%

F5 Networks, Inc.†#	180,700	3,614,000

Intimate Apparel - 0.2%

The Warnaco Group, Inc.†	105,800	2,290,570

Investment Companies - 0.1%

Apollo Investment Corp.#	322,700	1,332,751

Investment Management/Advisor Services - 0.8%

Affiliated Managers Group, Inc.†#	93,200	3,353,336
Eaton Vance Corp.#	263,300	4,555,090
Waddell & Reed Financial, Inc., Class A	192,400	2,716,688

		10,625,114

Machine Tools & Related Products - 0.4%

Kennametal, Inc.	165,900	2,707,488
Lincoln Electric Holdings, Inc.#	97,200	2,986,956

		5,694,444

Machinery-Construction & Mining - 0.6%

Bucyrus International, Inc.#	169,800	2,108,916
Joy Global, Inc.	231,700	4,045,482
Terex Corp.†#	215,300	1,920,476

		8,074,874

Machinery-Farming - 0.3%

AGCO Corp.†#	208,100	3,566,834

Machinery-General Industrial - 1.2%

IDEX Corp.#	187,600	3,624,432
Roper Industries, Inc.#	203,500	8,414,725
Wabtec Corp.#	110,000	2,943,600

		14,982,757

Machinery-Print Trade - 0.2%

Zebra Technologies Corp., Class A†	143,900	2,528,323

Machinery-Pumps - 0.2%

Graco, Inc.#	135,100	2,293,998

Medical Information Systems - 0.4%

Cerner Corp.†#	154,400	5,651,040

Medical Instruments - 1.6%

Beckman Coulter, Inc.	142,200	6,376,248
Edwards Lifesciences Corp.†	126,300	7,023,543
Techne Corp.	86,300	4,215,755
Thoratec Corp.†	127,200	2,905,248

		20,520,794

Medical Labs & Testing Services - 0.4%

Covance, Inc.†#	143,600	5,453,928

Medical Products - 0.6%

Henry Schein, Inc.†	202,700	7,435,036

Medical Sterilization Products - 0.2%

STERIS Corp.	133,700	3,083,122

Medical-Biomedical/Gene - 1.6%

Bio-Rad Laboratories, Inc., Class A†	43,400	2,417,380
Charles River Laboratories International, Inc.†	153,500	3,806,800
United Therapeutics Corp.†#	52,700	3,536,697
Vertex Pharmaceuticals, Inc.†	364,100	11,006,743

		20,767,620

Medical-Drugs - 1.0%

Endo Pharmaceuticals Holdings, Inc.†	265,600	5,041,088
Medicis Pharmaceutical Corp., Class A	128,800	1,452,864
Sepracor, Inc.†	247,000	3,700,060
Valeant Pharmaceuticals International†#	184,900	3,217,260

		13,411,272

Medical-Generic Drugs - 0.3%

Perrigo Co.#	176,100	3,537,849

Medical-HMO - 0.3%

Health Net, Inc.†	235,300	3,105,960
WellCare Health Plans, Inc.†	94,600	854,238

		3,960,198

Medical-Hospitals - 0.9%

Community Health Systems, Inc.†#	211,600	3,461,776
Health Management Associates, Inc., Class A†	553,800	1,190,670
LifePoint Hospitals, Inc.†#	121,300	2,549,726
Universal Health Services, Inc., Class B	115,000	4,235,450

		11,437,622

Medical-Nursing Homes - 0.1%

Kindred Healthcare, Inc.†	68,000	978,520

Medical-Outpatient/Home Medical - 0.3%

Lincare Holdings, Inc.†#	168,800	3,556,616

Metal Processors & Fabrication - 0.5%

Commercial Metals Co.	258,200	2,636,222
Timken Co.	192,900	2,349,522
Worthington Industries, Inc.#	136,000	1,115,200

		6,100,944

Metal - Iron - 0.3%

Cliffs Natural Resources, Inc.	257,500	3,973,225

Miscellaneous Manufacturing - 0.3%

AptarGroup, Inc.	153,300	4,301,598

Motion Pictures & Services - 0.3%

DreamWorks Animation SKG, Inc., Class A†	174,900	3,373,821

Multimedia - 0.3%

FactSet Research Systems, Inc.#	95,700	3,688,278

Networking Products - 0.4%

3Com Corp.†	921,800	2,037,178
Polycom, Inc.†	188,900	2,512,370

		4,549,548

Non-Hazardous Waste Disposal - 0.3%

Waste Connections, Inc.†	180,900	4,312,656

Office Furnishings-Original - 0.2%

Herman Miller, Inc.	121,800	1,227,744
HNI Corp.#	100,500	985,905

		2,213,649

Oil & Gas Drilling - 1.4%

Helmerich & Payne, Inc.	238,700	5,647,642
Patterson-UTI Energy, Inc.#	350,800	3,013,372
Pride International, Inc.†	392,700	6,770,148
Unit Corp.†	107,300	2,293,001

		17,724,163

Oil Companies-Exploration & Production - 2.7%

Bill Barrett Corp.†#	84,000	1,624,560
Cimarex Energy Co.#	188,900	3,711,885
Comstock Resources, Inc.†	104,400	3,176,892
Denbury Resources, Inc.†	560,600	7,220,528
Encore Acquisition Co.†	119,800	2,405,584
Forest Oil Corp.†#	220,300	3,123,854
Mariner Energy, Inc.†	201,700	1,865,725
Newfield Exploration Co.†	300,100	5,800,933
Plains Exploration & Production Co.†	244,100	4,672,074
Quicksilver Resources, Inc.†#	253,800	1,522,800

		35,124,835

Oil Field Machinery & Equipment - 0.6%

FMC Technologies, Inc.†	283,700	7,515,213

Oil Refining & Marketing - 0.2%

Frontier Oil Corp.	235,700	3,217,305

Oil-Field Services - 0.7%

Exterran Holdings, Inc.†#	146,800	2,657,080
Helix Energy Solutions Group, Inc.†	208,500	648,435
Oceaneering International, Inc.†	123,600	3,926,772
Superior Energy Services, Inc.†	176,000	2,321,440

		9,553,727

Paper & Related Products - 0.5%

Potlatch Corp.	89,700	2,042,469
Rayonier, Inc.	178,900	4,758,740

		6,801,209

Patient Monitoring Equipment - 0.2%

Masimo Corp.†#	108,600	2,713,914

Pharmacy Services - 0.5%

Omnicare, Inc.#	236,300	6,127,259

Physical Therapy/Rehabilitation Centers - 0.2%

Psychiatric Solutions, Inc.†#	126,900	2,149,686

Pipelines - 0.4%

ONEOK, Inc.	237,200	5,299,048

Power Converter/Supply Equipment - 0.3%

Hubbell, Inc., Class B	127,400	3,353,168

Private Corrections - 0.2%

Corrections Corp. of America†	285,200	3,028,824

Protection/Safety - 0.1%

Brinks Home Security Holdings, Inc.†	92,500	1,939,725

Publishing-Books - 0.3%

John Wiley & Sons, Inc., Class A	97,200	3,051,108
Scholastic Corp.	60,000	660,600

		3,711,708

Racetracks - 0.1%

International Speedway Corp., Class A	63,100	1,219,723

Real Estate Investment Trusts - 4.5%

Alexandria Real Estate Equities, Inc.#	73,100	2,921,076
AMB Property Corp.#	223,500	2,661,885
BRE Properties, Inc.#	116,000	2,194,720
Camden Property Trust#	120,900	2,271,711
Cousins Properties, Inc.#	99,200	705,312
Duke Realty Corp.#	334,400	2,307,360
Equity One, Inc.#	74,900	837,382
Essex Property Trust, Inc.#	60,900	3,312,960
Federal Realty Investment Trust#	133,800	5,503,194
Highwoods Properties, Inc.	144,300	2,725,827
Hospitality Properties Trust#	213,300	2,431,620
Liberty Property Trust	222,800	4,070,556
Mack-Cali Realty Corp.	149,500	2,553,460
Nationwide Health Properties, Inc.	225,400	4,566,604
Omega Healthcare Investors, Inc.	186,800	2,452,684
Realty Income Corp.#	236,700	4,149,351
Regency Centers Corp.	158,800	4,284,424
SL Green Realty Corp.#	129,400	1,503,628
The Macerich Co.#	172,700	1,972,234
UDR, Inc.#	359,844	2,846,366
Weingarten Realty Investors, Inc.#	175,800	1,984,782

		58,257,136

Real Estate Management/Services - 0.1%

Jones Lang LaSalle, Inc.#	78,200	1,557,744

Recreational Centers - 0.1%

Life Time Fitness, Inc.†#	79,400	679,664

Rental Auto/Equipment - 0.2%

Rent-A-Center, Inc.†	151,600	2,656,032

United Rentals, Inc.†#	136,000	550,800

		3,206,832

Research & Development - 0.5%

Pharmaceutical Product Development, Inc.	267,500	6,417,325

Respiratory Products - 0.5%

ResMed, Inc.†	171,700	6,332,296

Retail-Apparel/Shoe - 2.6%

Aeropostale, Inc.†#	151,600	3,515,604
American Eagle Outfitters, Inc.	467,800	4,565,728
AnnTaylor Stores Corp.†	129,700	853,426
Chico’s FAS, Inc.†#	402,300	1,822,419
Collective Brands, Inc.†	144,600	1,496,610
Foot Locker, Inc.	351,500	2,920,965
Guess?, Inc.	136,600	2,195,162
J Crew Group, Inc.†#	117,600	1,324,176
Phillips-Van Heusen Corp.	116,700	1,933,719
Ross Stores, Inc.	293,600	8,667,072
Urban Outfitters, Inc.†#	258,700	4,304,768

		33,599,649

Retail-Auto Parts - 1.4%

Advance Auto Parts, Inc.	214,800	8,216,100
O’Reilly Automotive, Inc.†#	305,200	10,181,472

		18,397,572

Retail-Automobile - 0.7%

CarMax, Inc.†#	500,200	4,716,886
Copart, Inc.†	143,700	3,882,774

		8,599,660

Retail-Bookstores - 0.1%

Barnes & Noble, Inc.#	83,700	1,501,578

Retail-Catalog Shopping - 0.3%

Coldwater Creek, Inc.†#	107,700	182,013
MSC Industrial Direct Co., Inc., Class A#	101,800	3,114,062

		3,296,075

Retail-Discount - 1.0%

99 Cents Only Stores†#	106,400	876,736
BJ’s Wholesale Club, Inc.†#	133,500	3,988,980
Dollar Tree, Inc.†	205,600	7,981,392

		12,847,108

Retail-Hair Salons - 0.1%

Regis Corp.	98,100	1,236,060

Retail-Mail Order - 0.1%

Williams-Sonoma, Inc.	196,600	1,716,318

Retail-Major Department Stores - 0.1%

Saks, Inc.†#	322,500	783,675

Retail-Pet Food & Supplies - 0.4%

PetSmart, Inc.	288,400	5,779,536

Retail-Restaurants - 1.3%

Bob Evans Farms, Inc.#	69,700	1,287,359
Brinker International, Inc.	231,200	2,543,200
Chipotle Mexican Grill, Inc., Class A†#	74,800	4,086,324
Panera Bread Co., Class A†#	69,600	3,065,184
The Cheesecake Factory, Inc.†	135,600	1,103,784
Wendy’s/Arby’s Group, Inc., Class A	948,700	4,297,611

		16,383,462

Retail-Sporting Goods - 0.2%

Dick’s Sporting Goods, Inc.†#	193,000	2,383,550

Savings & Loans/Thrifts - 1.3%

Astoria Financial Corp.	182,800	1,307,020
First Niagara Financial Group, Inc.#	269,100	3,126,942
New York Community Bancorp, Inc.#	781,000	7,692,850
NewAlliance Bancshares, Inc.	243,100	2,776,202
Washington Federal, Inc.	199,700	2,274,583

		17,177,597

Schools - 2.2%

Career Education Corp.†	166,900	4,117,423
Corinthian Colleges, Inc.†#	194,200	3,825,740
DeVry, Inc.	139,700	7,257,415
ITT Educational Services, Inc.†#	71,100	8,069,850
Strayer Education, Inc.#	32,200	5,465,950

		28,736,378

Semiconductor Components-Integrated Circuits - 0.4%

Atmel Corp.†	1,016,500	3,628,905
Integrated Device Technology, Inc.†	383,600	1,718,528

		5,347,433

Semiconductor Equipment - 0.4%

Lam Research Corp.†#	283,500	5,545,260

Soap & Cleaning Preparation - 0.6%

Church & Dwight Co., Inc.#	158,900	7,773,388

Steel-Producers - 0.6%

Carpenter Technology Corp.	100,100	1,371,370
Reliance Steel & Aluminum Co.	144,700	3,442,413
Steel Dynamics, Inc.	366,900	3,063,615

		7,877,398

Telecom Services - 0.2%

NeuStar, Inc., Class A†#	179,000	2,772,710

Telecommunication Equipment - 0.4%

ADC Telecommunications, Inc.†#	218,900	621,676
Adtran, Inc.	124,400	1,796,336
CommScope, Inc.†#	159,666	1,425,817
Plantronics, Inc.	110,900	952,631

		4,796,460

Telephone-Integrated - 0.6%

Cincinnati Bell, Inc.†	522,900	868,014
Telephone and Data Systems, Inc.	241,500	7,124,250

		7,992,264

Television - 0.0%

Belo Corp., Class A	199,500	159,600

Textile-Home Furnishings - 0.2%

Mohawk Industries, Inc.†#	127,300	2,875,707

Tobacco - 0.1%

Universal Corp.	56,800	1,632,432

Toys - 0.2%

Marvel Entertainment, Inc.†#	111,300	2,878,218

Transactional Software - 0.1%

ACI Worldwide, Inc†#	79,300	1,416,298

Transport-Equipment & Leasing - 0.2%

GATX Corp.	110,600	2,020,662

Transport-Marine - 0.6%

Alexander & Baldwin, Inc.#	93,900	1,764,381
Overseas Shipholding Group, Inc.	57,300	1,473,756
Tidewater, Inc.	117,000	4,132,440

		7,370,577

Transport-Rail - 0.3%

Kansas City Southern†#	207,100	3,663,599

Transport-Truck - 0.8%

Con-way, Inc.	104,000	1,571,440
J.B. Hunt Transport Services, Inc.#	185,900	3,788,642
Landstar System, Inc.	118,900	3,763,185
Werner Enterprises, Inc.#	96,800	1,318,416
YRC Worldwide, Inc.†#	134,500	295,900

		10,737,583

Veterinary Diagnostics - 0.3%

VCA Antech, Inc.†#	192,000	3,991,680

Vitamins & Nutrition Products - 0.1%

NBTY, Inc.†	124,500	1,851,315

Water - 0.4%

Aqua America, Inc.#	306,800	5,645,120

Wireless Equipment - 0.0%

RF Micro Devices, Inc.†#	597,200	543,452

X-Ray Equipment - 0.5%

Hologic, Inc.†#	581,400	6,581,448

Total Long-Term Investment Securities (cost $2,187,185,267)		1,260,678,998

SHORT-TERM INVESTMENT SECURITIES - 25.0%
Collective Investment Pool - 21.4%

Securities Lending Quality Trust(1)	290,577,557	278,344,242

Commercial Paper - 2.7%
Erste Finance LLC
0.29% due 03/02/09	$35,000,000	34,999,718

U.S. Government Treasuries - 0.9%
United States Treasury Bills
0.01% due 03/19/09(2)	500,000	499,999
0.01% due 06/04/09(2)	1,000,000	999,735
0.02% due 03/05/09(2)	100,000	100,000
0.02% due 03/19/09(2)	100,000	99,999
0.07% due 03/05/09(2)	150,000	149,999
0.07% due 06/04/09(2)	1,700,000	1,699,699
0.08% due 06/04/09(2)	1,400,000	1,399,721
0.09% due 06/04/09(2)	1,800,000	1,799,568
0.10% due 06/04/09(2)	100,000	99,974
0.13% due 06/04/09(2)	3,300,000	3,298,890
0.15% due 06/04/09(2)	1,000,000	999,613
0.25% due 04/09/09(2)	100,000	99,973
0.26% due 03/26/09(2)	400,000	399,928
0.63% due 05/21/09(2)	150,000	149,979

		11,797,077

Total Short-Term Investment Securities (cost $337,374,352)		325,141,037

REPURCHASE AGREEMENT - 0.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 02/27/09 to be repurchased 03/02/09 in the amount of $2,979,002 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 05/14/09 and having an approximate value of $3,068,465 (cost $2,979,000)	2,979,000	2,979,000

TOTAL INVESTMENTS (cost $2,527,538,619)(3)	122.3%	1,588,799,035
Liabilities in excess of other assets	(22.3)	(289,651,028)

NET ASSETS	100.0%	$1,299,148,007

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2009	Unrealized Appreciation (Depreciation)
1,135 Long	S&P Midcap 400 E-mini Index	March 2009	$58,058,142	$50,950,150	$(7,107,992)

See Notes to Portfolio of Investments

AIG Retirement Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 88.7%
Advertising Services - 0.6%

Groupe Aeroplan, Inc.	126,353	$886,973

Agricultural Chemicals - 1.4%

Intrepid Potash, Inc.†#	97,240	2,182,066

Airport Development/Maintenance - 0.5%

Grupo Aeroportuario del Pacifico SA de CV ADR#	45,242	768,662

Applications Software - 1.2%

Salesforce.com, Inc.†#	66,187	1,853,236

Banks-Fiduciary - 1.0%

Northern Trust Corp.	29,000	1,610,950

Broadcast Services/Program - 1.0%

Discovery Communications, Inc., Class A†#	46,305	718,191
Discovery Communications, Inc., Class C†	55,312	811,980

		1,530,171

Building Products-Cement - 2.3%

Eagle Materials, Inc.	35,400	675,078
Martin Marietta Materials, Inc.#	33,014	2,527,552
Texas Industries, Inc.#	20,748	334,043

		3,536,673

Building-Residential/Commercial - 1.8%

D.R. Horton, Inc.#	179,700	1,518,465
Gafisa SA#	61,061	504,364
NVR, Inc.†	2,238	744,739

		2,767,568

Casino Hotels - 0.8%

Wynn Resorts, Ltd.†#	59,554	1,247,656

Cellular Telecom - 0.7%

Millicom International Cellular SA	11,031	434,291
NII Holdings, Inc.†	48,783	624,910

		1,059,201

Chemicals-Diversified - 0.1%

Rockwood Holdings, Inc.†#	36,839	216,982

Coal - 0.8%

Alpha Natural Resources, Inc.†	69,100	1,271,440

Commercial Services - 0.9%

Quanta Services, Inc.†#	77,200	1,358,720

Commercial Services-Finance - 1.1%

Moody’s Corp.#	17,851	320,425
Morningstar, Inc.†#	48,193	1,344,585

		1,665,010

Computer Services - 1.2%

IHS, Inc., Class A†	46,686	1,901,521

Computers-Integrated Systems - 0.7%

Teradata Corp.†	66,391	1,026,405

Computers-Periphery Equipment - 0.6%

Synaptics, Inc.†	45,500	944,125

Consulting Services - 0.5%

The Corporate Executive Board Co.	46,927	703,905

Diagnostic Equipment - 1.1%

Gen-Probe, Inc.†	40,117	1,627,547

Distribution/Wholesale - 2.7%

Li & Fung, Ltd.(1)	1,188,000	2,600,507
LKQ Corp.†	116,500	1,572,750

		4,173,257

Diversified Financial Services - 0.8%

IntercontinentalExchange, Inc.†	21,088	1,197,166

Diversified Operations - 1.2%

Leucadia National Corp.†#	126,167	1,845,823

E-Commerce/Products - 0.7%

Amazon.com, Inc.†	17,605	1,140,628

E-Commerce/Services - 3.2%

Alibaba.com, Ltd.†(1)	1,174,600	1,002,507
Ctrip.com International, Ltd. ADR#	76,454	1,529,080
Priceline.com, Inc.†#	28,308	2,402,217

		4,933,804

Electronic Components-Semiconductors - 2.4%

Broadcom Corp., Class A†	66,400	1,092,280
Cree, Inc.†#	85,000	1,669,400
ON Semiconductor Corp.†	254,500	931,470

		3,693,150

Electronic Connectors - 0.7%

Thomas & Betts Corp.†	49,900	1,143,209

Energy-Alternate Sources - 0.7%

Covanta Holding Corp.†#	73,628	1,121,354

Engineering/R&D Services - 1.7%

Aecom Technology Corp.†	45,127	1,106,965
URS Corp.†	51,200	1,583,104

		2,690,069

Engines-Internal Combustion - 0.6%

Cummins, Inc.	46,900	975,520

Entertainment Software - 1.6%

Activision Blizzard, Inc.†	240,700	2,414,221

Finance-Credit Card - 1.3%

Redecard SA	188,003	1,965,407

Finance-Investment Banker/Broker - 1.6%

Greenhill & Co., Inc.	14,878	961,119
TD Ameritrade Holding Corp.†	122,000	1,448,140

		2,409,259

Gold Mining - 0.8%

Agnico-Eagle Mines, Ltd.	25,600	1,276,416

Human Resources - 0.3%

Monster Worldwide, Inc.†#	66,269	436,713

Insurance-Property/Casualty - 0.6%

Alleghany Corp.†#	3,366	884,013

Internet Application Software - 1.8%

Tencent Holdings, Ltd.(1)	487,600	2,778,318

Internet Content-Information/News - 1.3%

Baidu, Inc. ADR†#	13,202	1,958,121

Internet Infrastructure Software - 0.7%

F5 Networks, Inc.†#	56,000	1,120,000

Investment Management/Advisor Services - 0.2%

Calamos Asset Management, Inc., Class A#	85,923	296,434

Medical Instruments - 2.4%

Intuitive Surgical, Inc.†#	16,193	1,472,915

Medical Instruments (continued)

Techne Corp.	44,106	2,154,578

		3,627,493

Medical-Biomedical/Gene - 4.8%

Alexion Pharmaceuticals, Inc.†#	32,700	1,118,340
Illumina, Inc.†#	152,884	4,789,856
Vertex Pharmaceuticals, Inc.†#	48,200	1,457,086

		7,365,282

Medical-Drugs - 0.8%

Cephalon, Inc.†#	18,500	1,213,415

Medical-Generic Drugs - 2.2%

Mylan, Inc.†#	177,000	2,200,110
Watson Pharmaceuticals, Inc.†	44,200	1,249,534

		3,449,644

Oil & Gas Drilling - 1.7%

Nabors Industries, Ltd.†	138,200	1,341,922
Pride International, Inc.†	77,200	1,330,928

		2,672,850

Oil Companies-Exploration & Production - 8.0%

PetroHawk Energy Corp.†#	109,704	1,867,162
Questar Corp.	30,528	880,122
Range Resources Corp.	23,161	823,837
Southwestern Energy Co.†	168,999	4,862,101
Ultra Petroleum Corp.†	111,146	3,905,671

		12,338,893

Oil-Field Services - 0.5%

Weatherford International, Ltd.†	70,400	751,168

Patient Monitoring Equipment - 0.7%

Mindray Medical International, Ltd. ADR#	57,950	1,057,587

Pharmacy Services - 1.4%

Express Scripts, Inc.†	13,700	689,110
Ironwood Pharmaceutical(2)(5)(6)	59,853	718,236
Omnicare, Inc.	28,600	741,598

		2,148,944

Power Converter/Supply Equipment - 0.6%

SunPower Corp., Class A†#	35,100	978,939

Real Estate Operations & Development - 0.9%

Brookfield Asset Management, Inc., Class A	104,260	1,396,041

Retail-Apparel/Shoe - 2.4%

Abercrombie & Fitch Co., Class A#	45,073	991,155
AnnTaylor Stores Corp.†	158,400	1,042,272
Lululemon Athletica, Inc.†#	47,909	274,040
Nordstrom, Inc.#	98,400	1,325,448

		3,632,915

Retail-Discount - 1.3%

Dollar Tree, Inc.†	51,900	2,014,758

Retail-Regional Department Stores - 1.0%

Kohl’s Corp.†	44,600	1,567,244

Retail-Restaurants - 3.2%

Panera Bread Co., Class A†#	32,700	1,440,108
Starbucks Corp.†	174,684	1,598,359
Yum! Brands, Inc.	69,400	1,823,832

		4,862,299

Schools - 3.5%

Apollo Group, Inc., Class A†	22,600	1,638,500
ITT Educational Services, Inc.†#	10,196	1,157,246
New Oriental Education & Technology
Group, Inc. ADR†#	30,032	1,344,532
Strayer Education, Inc.#	7,045	1,195,889

		5,336,167

Semiconductor Components-Integrated Circuits - 1.7%

Marvell Technology Group, Ltd.†	355,700	2,671,307

Semiconductor Equipment - 1.2%

Lam Research Corp.†#	34,000	665,040
Varian Semiconductor Equipment
Associates, Inc.†#	68,100	1,242,825

		1,907,865

Steel-Producers - 0.6%

Steel Dynamics, Inc.	120,400	1,005,340

Textile-Home Furnishings - 0.3%

Mohawk Industries, Inc.†#	17,406	393,201

Transport-Services - 2.8%

C.H. Robinson Worldwide, Inc.#	43,897	1,816,458
Expeditors International of Washington, Inc.#	91,069	2,508,951

		4,325,409

Water Treatment Systems - 0.8%

Nalco Holding Co.	107,792	1,225,595

Web Hosting/Design - 0.5%

Equinix, Inc.†#	17,001	789,016

Web Portals/ISP - 1.5%

Sohu.com, Inc.†#	28,444	1,405,133
Yahoo!, Inc.†	74,664	987,805

		2,392,938

X-Ray Equipment - 0.7%

Hologic, Inc.†	92,400	1,045,968

Total Long-Term Investment Securities (cost $202,597,130)		136,781,971

SHORT-TERM INVESTMENT SECURITIES - 38.8%
Collective Investment Pool - 24.7%

Securities Lending Quality Trust(3)	39,709,060	38,037,308

Time Deposits - 14.1%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/02/09	$21,728,000	21,728,000

Total Short-Term Investment Securities (cost $61,437,060)		59,765,308

TOTAL INVESTMENTS (cost $264,034,190)(4)	127.5%	196,547,279
Liabilities in excess of other assets	(27.5)	(42,383,364)

NET ASSETS	100.0%	$154,163,915

†	Non-income producing security

#	The security or a portion thereof is out on loan.
(1)	Security was valued using fair value procedures at February 28, 2009. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Fair valued security; see Note 1
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	Illiquid security. At February 28, 2009, the aggregate value of these securities was $718,236, representing 0.5% of net assets.
(6)	To the extent permitted by the Statement of Additional Information, the Mid Cap Strategic Growth Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2009, the Mid Cap Strategic Growth Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Ironwood Pharmaceutical	09/11/08	59,853	$718,236	$718,236	$12.00	0.13%

ADR - American Depository Receipt

Open call option contracts written at February 28, 2009 for the Mid Cap Strategic Growth Fund were as follows:

Issue	Expiration Date	Strike Price	Number of Contracts	Premiums Received	Market Value at February 28, 2009	Unrealized Appreciation (Depreciation)
Apollo Group, Inc.	Apr-09	$90.00	91	$25,450	$15,925	$9,525
ITT Educational Services, Inc.	Apr-09	130.00	46	20,148	23,000	(2,852)

						$6,673

See Notes to Portfolio of Investments

AIG Retirement Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Principal Amount	Market Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 80.4%
Certificates of Deposit - 14.6%

Bank of America NA 2.25% due 05/11/09	$7,650,000	$7,650,000
Barclays Bank PLC 1.95% due 03/05/09	7,700,000	7,700,000
Barclays Bank PLC 2.22% due 06/18/09	7,600,000	7,600,000
BNP Paribas 2.04% due 03/09/09	7,700,000	7,700,000
Calyon 1.50% due 03/19/09	7,600,000	7,600,000
Calyon 2.13% due 01/19/10	7,500,000	7,502,588
Lloyds Bank PLC 2.05% due 03/02/09	7,600,000	7,600,000
Nordea Bank Finland 1.00% due 03/17/09	7,600,000	7,600,034
Royal Bank Of Canada 1.05% due 04/16/09	7,650,000	7,650,991
Royal Bank of Canada 1.44% due 08/07/09	7,500,000	7,496,066
Royal Bank Of Scotland 1.50% due 03/19/09	7,600,000	7,600,000
UBS AG 1.95% due 03/18/09	7,600,000	7,600,000

Total Certificates of Deposit
(amortized cost $91,299,679)		91,299,679

Commercial Paper - 3.4%

Bank of America Corp. 0.25% due 03/02/09	7,500,000	7,499,948
J.P. Morgan Chase & Co. 0.25% due 03/02/09	14,000,000	13,999,903

Total Commercial Paper
(amortized cost $21,499,851)		21,499,851

Corporate Bonds & Notes - 0.3%

JPMorgan Chase & Co. FDIC Guar. Notes 1.33% due 05/26/09(1) (amortized cost $2,000,000)	2,000,000	$2,000,000

Medium Term Notes - 1.8%

General Electric Capital Corp. 1.36% due 08/31/09	7,500,000	7,431,286
J.P. Morgan Chase & Co. 0.53% due 06/26/09	4,000,000	3,985,865

Total Medium Term Notes
(amortized cost $11,417,151)		11,417,151

U.S. Government Agencies - 59.1%

Federal Home Loan Bank
0.33% due 04/20/09	3,500,000	3,498,396
0.34% due 04/08/09	16,000,000	15,994,258
0.34% due 04/28/09	3,500,000	3,498,083
0.34% due 05/26/09	7,500,000	7,493,908
0.58% due 08/26/09	7,500,000	7,478,492
0.80% due 11/20/09	15,000,000	14,912,000
1.00% due 01/19/10	1,200,000	1,189,200
1.00% due 02/12/10	14,000,000	13,865,056
1.02% due 02/26/10	9,500,000	9,492,066
1.05% due 02/23/10	7,700,000	7,692,304
1.22% due 04/23/09	3,000,000	2,994,700
1.25% due 04/13/09(1)	21,900,000	21,900,000
1.32% due 05/11/09	7,500,000	7,480,475
1.45% due 05/01/09	7,500,000	7,481,573
1.50% due 07/17/09	5,800,000	5,766,650
1.70% due 05/18/09	7,700,000	7,671,638
1.80% due 05/13/09	7,700,000	7,671,895
2.03% due 04/23/09	7,650,000	7,657,441
2.12% due 03/03/09	7,400,000	7,399,128
2.20% due 04/01/09	5,500,000	5,499,593
2.30% due 04/30/09	7,400,000	7,371,633
2.51% due 05/07/09	7,300,000	7,298,208
2.65% due 03/16/09	7,400,000	7,391,829
3.00% due 04/20/09	7,400,000	7,369,167
3.00% due 04/21/09	7,400,000	7,368,550
3.00% due 04/22/09	7,400,000	7,367,933
3.00% due 04/23/09	7,400,000	7,367,317
3.00% due 04/24/09	7,400,000	7,366,700
3.00% due 04/29/09	7,400,000	7,363,617
3.10% due 04/15/09	7,400,000	7,371,325
Federal Home Loan Mtg. Corp.
0.68% due 09/30/09	24,000,000	23,903,440
1.09% due 02/04/10	10,000,000	10,000,000
1.25% due 04/12/09(1)	6,000,000	5,999,858
Federal National Mtg. Assoc.
0.30% due 03/26/09	8,000,000	7,998,333
1.00% due 04/20/09	15,200,000	15,178,889
1.05% due 05/01/09	7,600,000	7,586,478
1.17% due 02/12/10	16,000,000	15,963,554
1.18% due 05/05/09(1)	7,700,000	7,698,695
1.24% due 04/13/09(1)	29,000,000	28,998,016
1.55% due 09/02/09	7,600,000	7,539,464

Total U.S. Government Agencies
(amortized cost $371,139,862)		371,139,862

U.S. Government Treasuries - 1.2%

United States Treasury Bills 1.26% due 07/02/09 (amortized cost $7,467,713)	7,500,000	7,467,713

Total Short-Term Investment Securities
(amortized cost $504,824,256)		504,824,256

REPURCHASE AGREEMENT - 21.7%

UBS Securities LLC Joint Repurchase Agreement(2)
(amortized cost $136,416,000)	136,416,000	136,416,000

TOTAL INVESTMENTS -
(amortized cost $641,240,256)(3)	102.1%	641,240,256
Liabilities in excess of other assets	(2.1)	(13,245,373)

NET ASSETS	100.0%	$627,994,883

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2009, maturity date reflects the next reset date.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

Allocation of investments as a percentage of net assets by industry category as of February 28, 2009:

U.S. Government Agencies	59.1%
Diversified Financial Services	21.7
Foreign Banks	7.3
Money Center Banks	6.8
Super-Regional Banks - U.S.	2.4
Commercial Banks - Canadian	2.4
Finance	1.2
U.S. Government Securities	1.2

102.1%

See Notes to Portfolio of Investments

AIG Retirement Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 97.4%
Airlines - 0.3%

Ryanair Holdings PLC ADR†#	5,993	$142,873

Applications Software - 6.8%

Check Point Software Technologies, Ltd.†	10,911	239,715
Citrix Systems, Inc.†	11,124	228,932
Infosys Technologies, Ltd. ADR#	5,797	140,287
Intuit, Inc.†	20,783	473,645
Microsoft Corp.	157,810	2,548,631

		3,631,210

Auto-Heavy Duty Trucks - 1.0%

PACCAR, Inc.#	20,955	525,342

Beverages-Non-alcoholic - 0.3%

Hansen Natural Corp.†#	4,714	156,882

Broadcast Services/Program - 0.2%

Liberty Global, Inc., Class A†#	7,435	91,227

Cable/Satellite TV - 3.5%

Comcast Corp., Class A	74,361	971,155
DISH Network Corp., Class A†	11,101	124,886
The DIRECTV Group, Inc.†#	39,421	786,055

		1,882,096

Casino Hotels - 0.2%

Wynn Resorts, Ltd.†#	6,294	131,859

Cellular Telecom - 0.6%

Millicom International Cellular SA#	5,400	212,598
NII Holdings, Inc.†	8,304	106,374

		318,972

Chemicals-Specialty - 0.4%

Sigma-Aldrich Corp.#	6,206	221,554

Commercial Services-Finance - 1.9%

Automatic Data Processing, Inc.	18,501	631,809
Paychex, Inc.	17,643	389,205

		1,021,014

Computer Aided Design - 0.3%

Autodesk, Inc.†	12,154	154,234

Computer Services - 0.5%

Cognizant Technology Solutions Corp., Class A†	14,628	269,155

Computers - 13.7%

Apple, Inc.†	63,911	5,707,891
Dell, Inc.†#	36,873	314,527
Research In Motion, Ltd.†	29,164	1,164,810
Sun Microsystems, Inc.†	16,561	77,506

		7,264,734

Computers-Memory Devices - 0.7%

NetApp, Inc.†#	17,796	239,178
Seagate Technology#	25,099	107,926

		347,104

Computers-Periphery Equipment - 0.1%

Logitech International SA†#	8,983	76,894

Data Processing/Management - 0.6%

Fiserv, Inc.†	10,326	336,834

Dental Supplies & Equipment - 0.5%

Dentsply International, Inc.#	7,371	170,417
Patterson Cos., Inc.†#	6,010	$108,601

		279,018

Distribution/Wholesale - 0.4%

Fastenal Co.#	7,319	220,448

E-Commerce/Products - 1.8%

Amazon.com, Inc.†#	14,677	950,923

E-Commerce/Services - 1.6%

eBay, Inc.†	49,090	533,608
Expedia, Inc.†#	14,546	115,932
IAC/InterActive Corp.†#	7,509	112,109
Liberty Media Corp., Series A†	28,050	90,882

		852,531

Electronic Components-Misc. - 0.5%

Flextronics International, Ltd.†	45,268	93,252
Garmin, Ltd.	9,684	165,790

		259,042

Electronic Components-Semiconductors - 5.0%

Altera Corp.	21,559	330,499
Broadcom Corp., Class A†	21,008	345,582
Intel Corp.	100,394	1,279,020
Microchip Technology, Inc.#	7,795	146,312
NVIDIA Corp.†	27,184	225,084
Xilinx, Inc.	18,730	331,146

		2,657,643

Electronic Forms - 0.8%

Adobe Systems, Inc.†	26,823	447,944

Electronic Measurement Instruments - 0.3%

FLIR Systems, Inc.†#	7,494	152,953

Energy-Alternate Sources - 0.7%

First Solar, Inc.†#	3,660	387,008

Engineering/R&D Services - 0.2%

Foster Wheeler AG†	6,793	102,167

Enterprise Software/Service - 4.1%

CA, Inc.	25,660	434,937
Oracle Corp.†	110,784	1,721,583

		2,156,520

Entertainment Software - 1.7%

Activision Blizzard, Inc.†	60,958	611,409
Electronic Arts, Inc.†#	16,674	271,953

		883,362

Hazardous Waste Disposal - 0.4%

Stericycle, Inc.†#	4,634	222,339

Internet Content-Information/News - 0.4%

Baidu, Inc. ADR†#	1,361	201,864

Internet Infrastructure Software - 0.3%

Akamai Technologies, Inc.†	8,353	151,106

Internet Security - 1.5%

Symantec Corp.†	45,061	623,194
VeriSign, Inc.†#	9,431	182,301

		805,495

Linen Supply & Related Items - 0.4%

Cintas Corp.	9,449	191,720

Machinery-Construction & Mining - 0.2%

Joy Global, Inc.#	5,171	90,286

Intuitive Surgical, Inc.†#	2,014	183,193

Medical Products - 0.3%

Henry Schein, Inc.†#	4,592	168,435

Medical-Biomedical/Gene - 13.0%

Amgen, Inc.†	25,455	1,245,513
Biogen Idec, Inc.†	16,348	752,662
Celgene Corp.†	23,418	1,047,487
Genzyme Corp.†	17,481	1,065,117
Gilead Sciences, Inc.†	46,220	2,070,656
Illumina, Inc.†#	6,261	196,157
Life Technologies Corp.†	9,044	263,633
Vertex Pharmaceuticals, Inc.†#	8,694	262,820

		6,904,045

Medical-Drugs - 0.4%

Cephalon, Inc.†#	3,436	225,367

Medical-Generic Drugs - 3.1%

Teva Pharmaceutical Industries, Ltd. ADR#	36,906	1,645,269

Multimedia - 0.8%

News Corp., Class A	73,140	406,658

Networking Products - 3.4%

Cisco Systems, Inc.†	107,826	1,571,025
Juniper Networks, Inc.†	17,885	254,146

		1,825,171

Pharmacy Services - 1.1%

Express Scripts, Inc.†	11,382	572,515

Research & Development - 0.3%

Pharmaceutical Product Development, Inc.	5,911	141,805

Retail-Apparel/Shoe - 0.6%

Ross Stores, Inc.#	6,857	202,419
Urban Outfitters, Inc.†	8,553	142,322

		344,741

Retail-Auto Parts - 0.4%

O’Reilly Automotive, Inc.†#	6,913	230,618

Retail-Bedding - 0.7%

Bed Bath & Beyond, Inc.†#	18,002	383,443

Retail-Discount - 0.9%

Costco Wholesale Corp.	11,720	496,225

Retail-Major Department Stores - 0.5%

Sears Holdings Corp.†#	6,666	245,042

Retail-Office Supplies - 0.7%

Staples, Inc.	24,701	393,981

Retail-Restaurants - 0.9%

Starbucks Corp.†	52,555	480,878

Schools - 1.1%

Apollo Group, Inc., Class A†	8,287	600,807

Semiconductor Components-Integrated Circuits - 1.4%

Linear Technology Corp.#	15,276	333,017
Marvell Technology Group, Ltd.†	30,051	225,683
Maxim Integrated Products, Inc.	16,035	194,023

		752,723

Semiconductor Equipment - 1.2%

Applied Materials, Inc.	35,765	329,396
KLA-Tencor Corp.#	10,548	181,953
Lam Research Corp.†#	6,651	130,093

		641,442

Steel-Producers - 0.2%

Steel Dynamics, Inc.	9,658	80,644

Therapeutics - 0.3%

Warner Chilcott, Ltd., Class A†#	12,880	139,748

Transport-Services - 1.2%

C.H. Robinson Worldwide, Inc.#	8,620	356,696
Expeditors International of Washington, Inc.	10,731	295,639

		652,335

Transport-Truck - 0.3%

J.B. Hunt Transport Services, Inc.#	6,491	132,287

Web Portals/ISP - 5.6%

Google, Inc., Class A†	7,512	2,538,981
Yahoo!, Inc.†	34,386	454,927

		2,993,908

Wireless Equipment - 6.5%

QUALCOMM, Inc.	102,918	3,440,549

X-Ray Equipment - 0.3%

Hologic, Inc.†#	13,887	157,201

Total Long-Term Investment Securities (cost $65,151,760)		51,823,383

SHORT-TERM INVESTMENT SECURITIES - 16.1%
Collective Investment Pool - 15.3%

Securities Lending Quality Trust(1)	8,510,318	8,152,035

U.S. Government Treasuries - 0.8%

United States Treasury Bills 0.03% due 05/28/09(2)	$400,000	399,972

Total Short-Term Investment Securities (cost $8,910,290)		8,552,007

REPURCHASE AGREEMENT - 2.5%

Agreement with State Street Bank & Trust Co., bearing interest at .01%, dated 02/27/09, to be repurchased 03/02/09 in the amount of $1,365,001 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 3.38%, due 03/05/10 and having an approximate value of $1,392,605. (cost $1,365,000)	1,365,000	1,365,000

TOTAL INVESTMENTS (cost $75,427,050)(3)	116.0%	61,740,390
Liabilities in excess of other assets	(16.0)	(8,519,276)

NET ASSETS	100.0%	$53,221,114

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2009	Unrealized Appreciation (Depreciation)
79 Long	Nasdaq 100 E-Mini Index	March 2009	$1,928,933	$1,764,860	$(164,073)

See Notes to Portfolio of Investments

AIG Retirement Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 96.2%
Advertising Sales - 0.2%

Focus Media Holding, Ltd. ADR†#	90,100	$626,195

Aerospace/Defense - 0.2%

Lockheed Martin Corp.	4,230	266,955
Northrop Grumman Corp.	8,400	313,824
Raytheon Co.	6,785	271,197

		851,976

Agricultural Chemicals - 0.5%

Monsanto Co.	28,445	2,169,500

Applications Software - 9.5%

Check Point Software Technologies, Ltd.†	60,600	1,331,382
Citrix Systems, Inc.†	25,600	526,848
Microsoft Corp.	1,726,600	27,884,590
Red Hat, Inc.†	387,742	5,308,188
Salesforce.com, Inc.†#	190,376	5,330,528

		40,381,536

Cable/Satellite TV - 1.3%

Comcast Corp., Class A	207,535	2,710,407
The DIRECTV Group, Inc.†#	115,375	2,300,578
Time Warner Cable, Inc., Class A#	32,400	590,652

		5,601,637

Casino Services - 0.1%

International Game Technology	44,568	393,090

Cellular Telecom - 0.6%

MetroPCS Communications, Inc.†#	169,000	2,450,500

Commercial Services - 0.3%

Alliance Data Systems Corp.†#	45,500	1,346,800

Commercial Services-Finance - 3.0%

Automatic Data Processing, Inc.	120,080	4,100,732
The Western Union Co.	514,400	5,740,704
Visa, Inc., Class A#	52,100	2,954,591

		12,796,027

Computer Aided Design - 0.7%

Autodesk, Inc.†	243,200	3,086,208

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.†	48,000	118,560

Computer Services - 4.0%

Accenture, Ltd., Class A	388,204	11,331,675
Cognizant Technology Solutions Corp., Class A†	211,940	3,899,696
DST Systems, Inc.†#	52,000	1,529,840

		16,761,211

Computer Software - 0.6%

Omniture, Inc.†#	210,900	2,395,824

Computers - 15.9%

Apple, Inc.†	260,155	23,234,443
Dell, Inc.†#	484,350	4,131,505
Hewlett-Packard Co.	549,370	15,948,211
International Business Machines Corp.	172,755	15,898,643
Palm, Inc.†#	212,000	1,534,880
Research In Motion, Ltd.†	165,830	6,623,250

		67,370,932

Computers-Integrated Systems - 0.8%

Riverbed Technology, Inc.†#	318,455	3,334,224

Computers-Memory Devices - 2.8%

Data Domain, Inc.†#	96,005	1,246,145
EMC Corp.†	403,663	4,238,462
NetApp, Inc.†#	218,850	2,941,344
SanDisk Corp.†#	127,820	1,138,876
Western Digital Corp.†	168,700	2,304,442

		11,869,269

Consulting Services - 0.3%

Genpact, Ltd.†	172,100	1,363,032

Decision Support Software - 0.2%

MSCI, Inc., Class A†#	49,700	783,272

Diagnostic Kits - 0.2%

QIAGEN NV†#	48,030	769,441

E-Commerce/Products - 1.1%

Amazon.com, Inc.†#	53,400	3,459,786
MercadoLibre, Inc.†#	80,500	1,345,155

		4,804,941

E-Commerce/Services - 0.5%

eBay, Inc.†	92,395	1,004,334
Priceline.com, Inc.†#	13,900	1,179,554

		2,183,888

Electronic Components-Misc. - 0.7%

Hon Hai Precision Industry Co., Ltd.(1)	460,614	909,154
Hon Hai Precision Industry Co., Ltd. GDR†*	375,103	1,466,653
Tyco Electronics, Ltd.	54,625	517,845

		2,893,652

Electronic Components-Semiconductors - 11.8%

Altera Corp.#	160,183	2,455,605
Broadcom Corp., Class A†#	160,241	2,635,964
Intel Corp.	928,105	11,824,058
Intersil Corp., Class A#	103,000	1,041,330
Macrovision Solutions Corp.†#	166,000	2,611,180
MEMC Electronic Materials, Inc.†	74,900	1,124,249
National Semiconductor Corp.#	198,245	2,160,871
NVIDIA Corp.†#	450,900	3,733,452
ON Semiconductor Corp.†#	1,481,140	5,420,972
Samsung Electronics Co., Ltd.(1)	8,591	2,655,611
Silicon Laboratories, Inc.†#	45,400	994,260
Texas Instruments, Inc.	460,935	6,614,417
Xilinx, Inc.	373,517	6,603,781

		49,875,750

Electronic Design Automation - 0.2%

Cadence Design Systems, Inc.†	234,300	984,060

Electronic Forms - 0.4%

Adobe Systems, Inc.†	108,886	1,818,396

Energy-Alternate Sources - 0.5%

First Solar, Inc.†#	19,679	2,080,857

Engineering/R&D Services - 0.6%

ABB, Ltd.†(1)	209,435	2,531,636

Enterprise Software/Service - 5.2%

BMC Software, Inc.†	190,080	5,632,071
CA, Inc.	105,840	1,793,988
Oracle Corp.†	931,680	14,478,307

		21,904,366

Entertainment Software - 2.1%

Activision Blizzard, Inc.†	239,685	2,404,040
Electronic Arts, Inc.†	411,376	6,709,543

		9,113,583

Human Resources - 0.2%

Manpower, Inc.	31,700	883,796

Internet Application Software - 0.1%

Tencent Holdings, Ltd.#(1)	109,400	623,355

Internet Security - 2.5%

McAfee, Inc.†	279,485	7,811,606
VeriSign, Inc.†#	150,400	2,907,232

		10,718,838

Machinery-Pumps - 0.1%

Flowserve Corp.	9,760	492,587

Medical Instruments - 0.4%

Intuitive Surgical, Inc.†#	7,785	708,124
St. Jude Medical, Inc.†	30,100	998,116

		1,706,240

Medical-Biomedical/Gene - 0.1%

Human Genome Sciences, Inc.†#	174,290	329,408

Multimedia - 0.6%

Time Warner, Inc.	309,600	2,362,248

Networking Products - 4.3%

Atheros Communications, Inc.†#	100,200	1,210,416
BigBand Networks, Inc.†	92,800	504,832
Cisco Systems, Inc.†	659,982	9,615,938
Juniper Networks, Inc.†	490,090	6,964,179
Starent Networks Corp.†#	9,000	142,290

		18,437,655

Oil & Gas Drilling - 0.0%

Diamond Offshore Drilling, Inc.#	570	35,705

Oil-Field Services - 0.0%

Weatherford International, Ltd.†	3,730	39,799

Power Converter/Supply Equipment - 0.1%

SunPower Corp., Class B†#	18,595	460,412

Retail-Consumer Electronics - 0.3%

Best Buy Co., Inc.	50,700	1,461,174

Retail-Drug Store - 0.4%

CVS Caremark Corp.	60,700	1,562,418

Schools - 0.4%

Apollo Group, Inc., Class A†	4,435	321,537
ITT Educational Services, Inc.†#	12,600	1,430,100

		1,751,637

Semiconductor Components-Integrated Circuits - 4.4%

Analog Devices, Inc.	211,572	3,943,702
Linear Technology Corp.#	134,220	2,925,996
Marvell Technology Group, Ltd.†	386,100	2,899,611
Maxim Integrated Products, Inc.	355,374	4,300,025
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	621,646	4,687,211

		18,756,545

Semiconductor Equipment - 1.2%

ASML Holding NV#	109,300	1,653,709
Lam Research Corp.†#	172,015	3,364,613

		5,018,322

Software Tools - 0.0%

Longtop Financial Technologies, Ltd. ADR†	11,868	180,038

Telecom Equipment-Fiber Optics - 1.4%

Ciena Corp.†#	66,697	358,163
Corning, Inc.	448,100	4,727,455
Finisar Corp.†#	1,165,203	291,301
JDS Uniphase Corp.†	156,937	433,146

		5,810,065

Telecommunication Equipment - 0.7%

Alcatel SA†(1)	636,000	840,871
Alcatel-Lucent ADR†	1,466,900	1,921,639
Foxconn International Holdings, Ltd.†(1)	693,500	201,186
Sonus Networks, Inc.†	40,600	50,344

		3,014,040

Toys - 2.4%

Nintendo Co., Ltd.#(1)	35,900	10,175,835

Web Hosting/Design - 0.7%

Equinix, Inc.†#	41,195	1,911,860
Rackspace Hosting, Inc.†	174,900	947,958

		2,859,818

Web Portals/ISP - 4.4%

Google, Inc., Class A†	46,396	15,681,384
NetEase.com, Inc. ADR†	105,580	2,162,278
Yahoo!, Inc.†	63,055	834,218

		18,677,880

Wireless Equipment - 7.2%

American Tower Corp., Class A†	86,580	2,521,210
Nokia OYJ ADR	167,500	1,567,800
QUALCOMM, Inc.	741,677	24,794,262
Telefonaktiebolaget LM Ericsson ADR#	183,300	1,495,728

		30,379,000

Total Common Stock
(cost $571,811,397)		408,397,178

EXCHANGE TRADED FUNDS - 0.7%
Index Fund - 0.7%

iShares S&P GSTI Technology Index Fund	24,000	754,800

PowerShares QQQ# (cost $3,082,171)	76,100	2,095,033

		2,849,833

Total Long-Term Investment Securities
(cost $574,893,568)		411,247,011

SHORT-TERM INVESTMENT SECURITIES - 18.2%
Collective Investment Pool - 14.7%

Securities Lending Quality Trust(2)	65,399,876	62,646,544

Registered Investment Companies - 0.2%

T. Rowe Price Reserve Investment Fund	864,473	864,473

Time Deposits - 3.3%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/02/09	$13,859,000	13,859,000

Total Short-Term Investment Securities
(cost $80,123,352)		77,370,017

TOTAL INVESTMENTS
(cost $655,016,920)(3)	115.1%	488,617,028
Liabilities in excess of other assets	(15.1)	(64,051,610)

NET ASSETS	100.0%	$424,565,418

†	Non-income producing security
#	The security or a portion thereof is out on loan .
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2009, the aggregate value of these securities was $1,466,653 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at February 28, 2009. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

GDR - Global Depository Receipt

See Notes to Portfolio of Investments

AIG Retirement Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 1)
COMMON STOCK - 100.4%
Advertising Services - 2.0%

inVentiv Health, Inc.†	34,160	$347,066
Marchex, Inc., Class B	71,647	291,603

		638,669

Aerospace/Defense - 0.8%

Esterline Technologies Corp.†	10,000	253,400

Banks-Commercial - 1.1%

First Commonwealth Financial Corp.	21,600	176,688
Signature Bank†	6,662	166,617

		343,305

Cable/Satellite TV - 0.0%

LodgeNet Entertainment Corp.†#	23,059	14,758

Casino Services - 0.7%

Scientific Games Corp., Class A†	3,000	31,740
Shuffle Master, Inc.†	64,719	191,568

		223,308

Cellular Telecom - 0.3%

NII Holdings, Inc.†	6,800	87,108

Commercial Services - 2.7%

Alliance Data Systems Corp.†	4,200	124,320
Live Nation, Inc.†#	88,205	309,600
TeleTech Holdings, Inc.†	51,820	448,761

		882,681

Commercial Services-Finance - 4.2%

Bankrate, Inc.†#	15,950	355,685
Dollar Financial Corp.†#	27,800	169,024
Global Cash Access Holdings, Inc.†#	122,178	343,320
Wright Express Corp.†	33,893	496,194

		1,364,223

Computer Services - 4.2%

IHS, Inc., Class A†#	8,041	327,510
SYKES Enterprises, Inc.†#	65,241	1,041,246

		1,368,756

Computer Software - 2.8%

Omniture, Inc.†#	78,974	897,145

Computers-Periphery Equipment - 1.0%

Synaptics, Inc.†	16,133	334,760

Consulting Services - 6.1%

Forrester Research, Inc.†	17,000	311,780
FTI Consulting, Inc.†#	9,615	351,332
Gartner, Inc.†	45,186	456,830
Information Services Group Inc†#	76,310	242,666
Navigant Consulting, Inc.†	18,430	239,037
Watson Wyatt Worldwide, Inc., Class A	7,734	379,817

		1,981,462

Dental Supplies & Equipment - 1.8%

Align Technology, Inc.†#	25,700	176,045
Sirona Dental Systems, Inc.†#	35,029	390,573

		566,618

Diagnostic Kits - 1.2%

Inverness Medical Innovations, Inc.†#	17,140	385,136

Distribution/Wholesale - 0.3%

LKQ Corp.†	7,800	105,300

Diversified Manufacturing Operations - 1.5%

Actuant Corp., Class A#	31,200	321,048
Acuity Brands, Inc.#	7,123	163,259

		484,307

Drug Delivery Systems - 0.8%

Noven Pharmaceuticals, Inc.†#	32,874	267,266

E-Commerce/Products - 1.4%

Shutterfly, Inc.†#	56,192	451,222

E-Commerce/Services - 1.3%

Orbitz Worldwide, Inc.†#	70,917	174,456
Priceline.com, Inc.†#	3,000	254,580

		429,036

E-Services/Consulting - 4.2%

GSI Commerce, Inc.†#	97,443	1,080,643
Sapient Corp.†	71,400	273,462

		1,354,105

Educational Software - 3.6%

SkillSoft PLC ADR†#	169,626	1,167,027

Electronic Components-Semiconductors - 5.4%

Intersil Corp., Class A	11,600	117,276
Microsemi Corp.†	50,429	509,837
PMC-Sierra, Inc.†#	169,200	864,612
Silicon Laboratories, Inc.†#	11,400	249,660

		1,741,385

Enterprise Software/Service - 1.1%

Lawson Software, Inc.†#	92,172	353,940

Filtration/Separation Products - 0.4%

Polypore International, Inc.†#	28,656	138,982

Finance-Investment Banker/Broker - 0.8%

Evercore Partners, Inc., Class A#	22,308	272,381

Finance-Other Services - 0.4%

GFI Group, Inc.#	55,944	125,314

Food-Misc. - 0.3%

Senomyx, Inc.†#	51,260	94,318

Footwear & Related Apparel - 0.4%

Deckers Outdoor Corp.†	2,900	119,683

Gambling (Non-Hotel) - 0.7%

Pinnacle Entertainment, Inc.†#	28,765	216,025

Human Resources - 3.8%

On Assignment, Inc.†	102,897	242,837
Resources Connection, Inc.†#	71,629	984,899

		1,227,736

Industrial Audio & Video Products - 0.5%

Dolby Laboratories, Inc., Class A†	5,810	162,970

Instruments-Scientific - 0.9%

Varian, Inc.†	12,136	274,638

Insurance-Property/Casualty - 3.1%

First Mercury Financial Corp.†	21,800	259,638
Navigators Group, Inc.†	5,615	293,271
Tower Group, Inc.	22,450	457,756

		1,010,665

Internet Content-Information/News - 0.7%

The Knot, Inc.†#	35,241	218,142

Leisure Products - 1.9%

WMS Industries, Inc.†	33,118	600,429

Lighting Products & Systems - 0.5%

Universal Display Corp.†	27,597	166,410

Machinery-Electrical - 0.9%

Regal-Beloit Corp.#	10,400	298,272

Machinery-General Industrial - 2.0%

Chart Industries, Inc.†	15,000	96,300
Gardner Denver, Inc.†	21,944	415,180
Middleby Corp.†#	6,000	130,500

		641,980
Medical Information Systems - 0.7%

Phase Forward, Inc.†	17,320	239,882

Medical Instruments - 3.6%

ev3, Inc.†	52,784	310,898
SenoRx, Inc.†	37,222	104,222
Spectranetics Corp.†#	80,153	180,344
Symmetry Medical, Inc.†	31,706	169,627
Volcano Corp.†	26,053	389,753

		1,154,844

Medical Products - 1.2%

Greatbatch, Inc.†#	19,500	379,860

Medical-Biomedical/Gene - 0.8%

Celera Corp.†	39,066	251,194

Medical-HMO - 0.6%

Coventry Health Care, Inc.†	17,800	205,056

Networking Products - 1.5%

Ixia†#	97,533	485,714

Oil Companies-Exploration & Production - 2.6%

Brigham Exploration Co.†#	38,900	51,737
Concho Resources, Inc.†	19,100	381,045
Goodrich Petroleum Corp.†#	9,500	188,480
Venoco, Inc.†	19,700	60,282
Whiting Petroleum Corp.†	7,100	165,430

		846,974

Patient Monitoring Equipment - 1.0%

CardioNet ,Inc.†	13,092	327,300

Printing-Commercial - 3.9%

VistaPrint, Ltd.†	51,492	1,261,554

Real Estate Management/Services - 0.3%

CB Richard Ellis Group, Inc., Class A†#	36,550	105,629

Recreational Vehicles - 0.7%

Polaris Industries, Inc.#	12,100	222,761

Research & Development - 0.7%

Parexel International Corp.†	24,258	222,446

Resort/Theme Parks - 0.6%

Great Wolf Resorts, Inc.†#	106,921	181,766

Retail-Appliances - 1.1%

Hhgregg, Inc.†#	34,722	356,248

Retail-Restaurants - 0.4%

Texas Roadhouse, Inc., Class A†	14,400	118,080

Schools - 0.7%

Grand Canyon Education, Inc.†#	13,120	223,302

Semiconductor Components-Integrated Circuits - 0.8%

Power Integrations, Inc.#	14,748	270,626

Telecom Services - 2.6%

Cbeyond, Inc.†#	45,752	659,286
PAETEC Holding Corp.†	133,216	195,828

		855,114

Theaters - 2.6%

Cinemark Holdings, Inc.#	33,374	256,646
National CineMedia, Inc.	53,560	589,160

		845,806

Transactional Software - 5.0%

Innerworkings, Inc.†#	73,532	154,417
Solera Holdings, Inc.†	49,514	1,029,396
Synchronoss Technologies, Inc.†	43,413	414,160

		1,597,973

Transport-Services - 0.9%

Hub Group, Inc., Class A†	11,400	204,744
UTi Worldwide, Inc.	7,200	88,488

		293,232

Ultra Sound Imaging Systems - 1.5%

SonoSite, Inc.†	25,446	469,224

Wireless Equipment - 0.7%

SBA Communications Corp., Class A†	10,700	222,346

Total Long-Term Investment Securities (cost $55,629,891)		32,399,793

SHORT-TERM INVESTMENT SECURITIES - 7.5%
Collective Investment Pool - 7.5%
Securities Lending Quality Trust (cost $2,538,205)(1)	2,538,205	2,431,347

TOTAL INVESTMENTS (cost $58,168,096)(2)	107.9%	34,831,140
Liabilities in excess of other assets	(7.9)	(2,561,495)

NET ASSETS	100.0%	$32,269,645

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

See Notes to Portfolio of Investments

AIG Retirement Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 98.4%
Advanced Materials - 0.1%

Core Molding Technologies, Inc.†	35,700	58,905
Hexcel Corp.†	22,100	137,241

		196,146

Aerospace/Defense - 0.9%

Aerovironment, Inc.†#	48,637	1,518,447
TransDigm Group, Inc.†	3,700	130,758

		1,649,205

Aerospace/Defense-Equipment - 1.5%

AAR Corp.†#	97,148	1,284,297
Curtiss-Wright Corp.	46,899	1,247,044
LMI Aerospace, Inc.†	19,200	168,000
Moog, Inc., Class A†	8,600	199,950

		2,899,291

Agricultural Chemicals - 0.1%

Intrepid Potash, Inc.†#	7,700	172,788

Airlines - 0.7%

Allegiant Travel Co.†#	38,849	1,333,298

Apparel Manufacturers - 1.1%

Carter’s, Inc.†	78,383	1,278,427
Volcom, Inc.†#	94,457	751,877

		2,030,304

Applications Software - 0.5%

American Reprographics Co.†	24,800	96,720
Bsquare Corp.†	104,400	157,644
PDF Solutions, Inc.†#	19,700	20,291
Progress Software Corp.†	12,167	193,942
Quest Software, Inc.†	21,200	239,560
Red Hat, Inc.†	11,300	154,697
Unica Corp.†	25,500	118,830

		981,684

Athletic Equipment - 0.0%

Cybex International, Inc.†	37,100	38,955

Auction House/Art Dealers - 0.1%

Ritchie Bros. Auctioneers, Inc.#	10,800	162,540

Audio/Video Products - 0.1%

DTS, Inc.†#	13,900	230,323

Auto Repair Centers - 0.2%

Monro Muffler, Inc.	19,850	467,071

Auto/Truck Parts & Equipment-Original - 0.5%

Fuel Systems Solutions, Inc.†	14,900	295,169
Spartan Motors, Inc.	27,675	63,099
Strattec Security Corp.	2,700	26,487
Titan International, Inc.#	89,521	492,365
TRW Automotive Holdings Corp.†	26,600	66,766

		943,886

Banks-Commercial - 7.0%

Bancfirst Corp.	33,103	1,154,964
Bancorp Rhode Island, Inc.	9,000	164,250
Camden National Corp.	6,300	140,553
Cardinal Financial Corp.	23,000	131,100
Cass Information Systems, Inc.	4,890	126,211
Center Bancorp, Inc.	16,170	125,964
Citizens Republic Bancorp†	28,600	21,450
Commerce Bancshares, Inc.#	48,232	1,675,097
Community Trust Bancorp, Inc.	72,069	1,867,308
First Bancorp	12,600	130,032
First Financial Bankshares, Inc.#	29,972	1,289,395
First Regional Bancorp†	10,600	7,526
First South Bancorp, Inc.	12,300	74,046
Glacier Bancorp, Inc.#	25,271	388,921
MB Financial, Inc.#	64,854	841,805
Pinnacle Financial Partners, Inc.†#	17,800	353,152
Prosperity Bancshares, Inc.#	13,100	334,312
Signature Bank†	12,600	315,126
Smithtown Bancorp, Inc.	12,540	140,197
Southside Bancshares, Inc.	5,484	95,531
State Bancorp, Inc.	8,780	43,900
Sterling Bancorp	27,100	238,480
Suffolk Bancorp	5,200	135,252
Synovus Financial Corp.#	20,300	70,644
TCF Financial Corp.#	16,100	197,386
Tennessee Commerce Bancorp, Inc.†	10,400	81,120
Texas Capital Bancshares, Inc.†	116,763	1,137,272
United Security Bancshares	16,831	89,373
Valley National Bancorp#	24,855	284,093
Washington Trust Bancorp, Inc.*(1)	5,500	74,195
Washington Trust Bancorp, Inc.	2,700	38,340
West Bancorp, Inc.	18,344	111,898
Westamerica Bancorp#	9,900	394,713
Western Alliance Bancorp†#	2,800	14,196
Whitney Holding Corp.#	92,979	1,027,418

		13,315,220

Broadcast Services/Program - 0.8%

World Wrestling Entertainment, Inc.#	164,257	1,593,293

Building & Construction Products-Misc. - 0.1%

Builders FirstSource, Inc.†#	12,200	23,424
Gibraltar Industries, Inc.#	7,550	49,528
Interline Brands, Inc.†	15,500	123,070
Simpson Manufacturing Co., Inc.	4,600	71,576

		267,598

Building & Construction-Misc. - 0.1%

Insituform Technologies, Inc., Class A†	6,400	77,952
MYR Group, Inc.†	11,872	159,322

		237,274

Building Products-Air & Heating - 0.1%

KSW, Inc.	51,660	112,102

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc.#	1,700	130,152

Building Products-Wood - 0.1%

Universal Forest Products, Inc.#	8,800	191,752

Building-Maintance & Services - 0.8%

ABM Industries, Inc.#	119,137	1,457,046

Building-Mobile Home/Manufactured Housing - 0.1%

Skyline Corp.	6,500	103,740

Building-Residential/Commercial - 0.1%

Meritage Homes Corp.†#	14,500	143,840
Standard-Pacific Corp.†#	20,300	19,285

		163,125

Cellular Telecom - 0.0%

Virgin Mobile USA, Inc.†#	17,000	17,850

Chemicals-Diversified - 0.8%

FMC Corp.	33,078	1,337,344
Rockwood Holdings, Inc.†	19,400	114,266

		1,451,610

Chemicals-Plastics - 0.1%

Landec Corp.†	44,700	212,772

Chemicals-Specialty - 0.5%

Arch Chemicals, Inc.	15,900	285,882
Quaker Chemical Corp.	4,184	23,556
Zep, Inc.	84,065	664,954

		974,392

Coal - 0.1%

Foundation Coal Holdings, Inc.#	10,600	170,448

Westmoreland Coal Co.†#	8,500	50,575

		221,023

Commercial Services - 0.8%

HMS Holdings Corp.†	5,900	179,242
Quanta Services, Inc.†	8,717	153,419
Team, Inc.†	88,549	1,161,763

		1,494,424

Commercial Services-Finance - 1.4%

Bankrate, Inc.†#	6,400	142,720
Euronet Worldwide, Inc.†#	90,044	881,531
Global Payments, Inc.	12,600	386,568
PRG-Schultz International, Inc.†	22,500	84,600
Riskmetrics Group, Inc.†#	4,900	53,851
Wright Express Corp.†	76,731	1,123,342

		2,672,612

Communications Software - 0.1%

Digi International, Inc.†	17,400	124,584

Computer Aided Design - 0.5%

Parametric Technology Corp.†	119,460	972,404

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.†	10,300	25,441

Computer Services - 1.4%

3PAR, Inc.†	2,200	14,872
CACI International, Inc., Class A†	52,647	2,251,712
Dynamics Research Corp.†	19,300	152,084
Furmanite Corp.†	46,900	145,859
Tier Technologies, Inc., Class B†	23,100	121,506

		2,686,033

Computer Software - 0.7%

Blackbaud, Inc.#	106,942	1,095,086
Omniture, Inc.†#	14,900	169,264

		1,264,350

Computers - 0.2%

Palm, Inc.†#	57,400	415,576

Computers-Integrated Systems - 0.5%

3D Systems Corp.†	11,700	60,021
Adept Technology, Inc.†	23,000	48,300
Catapult Communications Corp.†	6,400	42,048
Integral Systems, Inc.†	12,812	116,974
Jack Henry & Associates, Inc.	39,300	626,049
Riverbed Technology, Inc.†#	2,000	20,940

		914,332

Computers-Memory Devices - 0.0%

Xyratex, Ltd.†	16,600	37,848

Computers-Periphery Equipment - 0.7%

Synaptics, Inc.†#	67,949	1,409,942

Consulting Services - 0.1%

China Direct, Inc.†	72,900	79,461
Diamond Management & Technology Consultants, Inc.	38,100	81,153
Genpact, Ltd.†	4,400	34,848

		195,462

Consumer Products-Misc. - 0.0%

American Greetings Corp., Class A#	14,300	53,339
Russ Berrie & Co., Inc.†	16,600	19,754

		73,093

Cosmetics & Toiletries - 1.0%

Alberto-Culver Co.	81,402	1,802,240

Data Processing/Management - 0.0%

Commvault Systems, Inc.†	7,000	76,510

Decision Support Software - 0.3%

DemandTec, Inc.†#	7,800	57,408
Interactive Intelligence, Inc.†	21,900	194,910
SPSS, Inc.†	7,500	188,325
Wind River Systems, Inc.†	17,700	133,635

		574,278

Diagnostic Equipment - 0.1%

Immucor, Inc.†	6,200	139,128

Diagnostic Kits - 1.0%

Meridian Bioscience, Inc.#	12,400	248,744
Quidel Corp.†	143,866	1,588,281

		1,837,025

Disposable Medical Products - 0.1%

Rochester Medical Corp.†	18,200	189,644

Distribution/Wholesale - 0.8%

Owens & Minor, Inc.	41,751	1,407,426
Pool Corp.#	12,611	167,348

		1,574,774

Diversified Manufacturing Operations - 1.4%

A.O. Smith Corp.	17,200	439,116
Actuant Corp., Class A#	26,200	269,598
Acuity Brands, Inc.#	16,900	387,348
Colfax Corp.†	2,800	20,356
ESCO Technologies, Inc.†	15,300	497,403
GenTek, Inc.†	9,100	127,218
Harsco Corp.	7,000	144,620
Koppers Holdings, Inc.	14,000	187,040
Leggett & Platt, Inc.#	14,200	162,306
LSB Industries, Inc.†	20,800	180,128
Matthews International Corp., Class A	4,800	166,752

		2,581,885

Drug Delivery Systems - 0.1%

Alkermes, Inc.†	12,600	127,008
I-Flow Corp.†	16,288	51,633

		178,641

E-Commerce/Products - 0.0%

Blue Nile, Inc.†#	2,300	54,901
Drugstore.com, Inc.†	38,237	32,884

		87,785

E-Marketing/Info - 0.2%

comScore, Inc.†#	3,500	31,570
Digital River, Inc.†	13,200	315,744

		347,314

E-Services/Consulting - 0.1%

Keynote Systems, Inc.†	24,600	181,302
Saba Software, Inc.†	13,600	25,976

		207,278

Electric Products-Misc. - 0.0%

Graham Corp.	11,100	91,020

Electric-Distribution - 0.2%

EnerNOC, Inc.†#	37,781	418,613

Electric-Integrated - 1.4%

Avista Corp.	64,937	929,248
Black Hills Corp.	5,400	96,174
Central Vermont Public Service Corp.	10,300	212,180
Cleco Corp.	8,400	172,368
El Paso Electric Co.†	10,400	146,952
NV Energy, Inc.	19,900	184,473

OGE Energy Corp.	11,900	260,848
PNM Resources, Inc.	25,200	193,788
The Empire District Electric Co.	12,900	178,149
Unisource Energy Corp.	11,800	296,652

		2,670,832

Electronic Components-Misc. - 0.6%

OSI Systems, Inc.†	76,515	1,208,937

Electronic Components-Semiconductors - 1.8%

Advanced Analogic Technologies, Inc.†	15,400	48,510
AuthenTec, Inc.†	79,200	107,712
Cavium Networks, Inc.†#	6,000	57,060
Ceva, Inc.†	28,400	166,708
Conexant Systems, Inc.†	22,760	10,055
Diodes, Inc.†#	23,350	181,663
Kopin Corp.†	4,620	7,346
Microtune, Inc.†	51,100	83,804
National Semiconductor Corp.	11,000	119,900
ON Semiconductor Corp.†	3,600	13,176
Rubicon Technology, Inc.†#	6,700	26,666
Semtech Corp.†	196,320	2,306,760
Silicon Laboratories, Inc.†#	13,100	286,890
Zarlink Semiconductor, Inc.†#	52,100	10,941

		3,427,191

Electronic Design Automation - 0.1%

Cadence Design Systems, Inc.†	26,900	112,980

Electronic Measurement Instruments - 0.5%

Analogic Corp.	3,700	104,525
Axsys Technologies, Inc.†	14,600	484,866
CyberOptics Corp.†	18,900	107,730
Measurement Specialties, Inc.†	9,200	33,672
National Instruments Corp.	6,600	113,718
Orbotech, Ltd.†	13,400	54,940

		899,451

Electronic Security Devices - 0.2%

American Science and Engineering, Inc.	3,700	224,553
Vicon Industries, Inc.†	21,026	104,289

		328,842

Energy-Alternate Sources - 0.1%

GT Solar International, Inc.†	11,200	47,824
Plug Power, Inc.†	116,900	112,224

		160,048

Enterprise Software/Service - 3.2%

American Software, Inc., Class A	37,400	142,868
Ariba, Inc.†#	285,974	2,502,272
MedAssets, Inc.†	4,200	62,076
Omnicell, Inc.†#	153,775	1,104,105
Open Text Corp.†#	65,579	2,072,952
PROS Holdings, Inc.†	5,900	27,199
RightNow Technologies, Inc.†	19,000	151,050
Salary.com, Inc.†	7,500	12,300

		6,074,822

Entertainment Software - 0.0%

Glu Mobile, Inc.†	6,700	3,149

Finance-Auto Loans - 0.0%

Consumer Portfolio Services, Inc.†	47,000	22,560

Finance-Consumer Loans - 0.0%

Encore Capital Group, Inc.†	400	1,588

Finance-Investment Banker/Broker - 1.0%

Cowen Group, Inc.†	16,900	68,614
International Assets Holding Corp.†	4,215	32,456
KBW, Inc.†	106,191	1,508,974
Penson Worldwide, Inc.†#	16,800	80,640
Piper Jaffray Cos., Inc.†#	10,400	228,696

		1,919,380

Finance-Mortgage Loan/Banker - 0.0%

Federal Agricultural Mtg. Corp., Class C	9,600	34,272

Finance-Other Services - 0.1%

MarketAxess Holdings, Inc.†	11,600	91,524

Financial Guarantee Insurance - 0.3%

Assured Guaranty, Ltd.#	138,087	610,345

Fisheries - 0.1%

HQ Sustainable Maritime Industries, Inc.†	23,000	143,750

Food-Baking - 0.7%

Flowers Foods, Inc.#	59,041	1,317,205

Food-Canned - 0.7%

Seneca Foods Corp., Class A†#	2,500	54,450
Seneca Foods Corp., Class B†	1,000	22,300
Treehouse Foods, Inc.†#	48,706	1,299,963

		1,376,713

Food-Misc. - 0.1%

M&F Worldwide Corp.†	9,100	95,823
Senomyx, Inc.†#	7,100	13,064

		108,887

Food-Retail - 0.8%

Ruddick Corp.#	63,473	1,376,095
Village Super Market Inc., Class A	5,400	141,264

		1,517,359

Garden Products - 0.1%

Toro Co.#	7,300	159,651

Gas-Distribution - 1.5%

Energen Corp.	33,108	887,294
Southwest Gas Corp.	14,600	284,554
UGI Corp.	65,725	1,576,743

		2,748,591

Hazardous Waste Disposal - 0.0%

Energy Solutions, Inc.	12,400	79,980

Heart Monitors - 0.3%

Arrhythmia Research Technology, Inc.†	13,800	23,736
Cardiac Science Corp.†	170,941	622,225

		645,961

Home Furnishings - 0.1%

American Woodmark Corp.	4,600	66,562
Tempur-Pedic International, Inc.#	10,800	66,312

		132,874

Hotel/Motels - 0.3%

Red Lion Hotels Corp.†	191,171	544,837

Human Resources - 0.3%

Kforce, Inc.†	18,600	119,226
MPS Group, Inc.†	34,500	171,465
On Assignment, Inc.†	26,200	61,832
Resources Connection, Inc.†#	13,100	180,125

		532,648

Independent Power Producers - 0.0%

Synthesis Energy Systems, Inc.†	4,300	1,935

Industrial Automated/Robotic - 0.1%

Gerber Scientific, Inc.†	33,543	78,155

Intermec, Inc.†	7,100	71,639
Nordson Corp.#	4,900	122,010

		271,804

Instruments-Controls - 0.1%

Woodward Governor Co.	6,500	111,930

Instruments-Scientific - 0.8%

Dionex Corp.†	28,304	1,324,344
FEI Co.†	17,500	250,425

		1,574,769

Insurance Brokers - 0.7%

Arthur J. Gallagher & Co.	74,700	1,185,489
eHealth, Inc.†	4,900	61,985

		1,247,474

Insurance-Multi-line - 0.8%

Citizens, Inc.†	22,100	143,650
Hanover Insurance Group, Inc.	26,839	943,928
HCC Insurance Holdings, Inc.	15,000	329,250

		1,416,828

Insurance-Property/Casualty - 1.8%

FPIC Insurance Group, Inc.†	51,145	1,897,479
Hallmark Financial Services, Inc.†	23,100	158,235
Infinity Property & Casualty Corp.	13,500	479,655
Markel Corp.†	1,400	372,134
Meadowbrook Insurance Group, Inc.	22,200	127,872
Mercer Insurance Group, Inc.	9,700	132,405
SeaBright Insurance Holdings, Inc.†	8,500	82,620
Selective Insurance Group, Inc.	16,500	198,495

		3,448,895

Internet Application Software - 1.3%

Cybersource Corp.†	146,807	1,808,662
eResearch Technology, Inc.†	143,615	696,533

		2,505,195

Internet Connectivity Services - 0.1%

Cogent Communications Group, Inc.†#	10,600	70,172
PC-Tel, Inc.	18,900	95,823

		165,995

Internet Content-Information/News - 0.1%

ADAM, Inc.†	36,200	112,944
The Knot, Inc.†#	16,500	102,135
TheStreet.com, Inc.	23,900	47,083

		262,162

Internet Infrastructure Software - 0.2%

TeleCommunication Systems, Inc., Class A†	52,600	433,950

Internet Security - 0.2%

Actividentity Corp.†	59,000	113,280
Blue Coat Systems, Inc.†	13,300	146,034
Sourcefire, Inc.†#	15,700	106,289
Zix Corp.†	83,100	81,438

		447,041

Investment Management/Advisor Services - 1.4%

Affiliated Managers Group, Inc.†#	29,984	1,078,824
Cohen & Steers, Inc.#	5,300	47,647
GAMCO Investors, Inc., Class A#	41,986	1,217,594
Pzena Investment Management, Inc., Class A#	3,600	7,056
U.S. Global Investors, Inc., Class A	20,200	77,770
Waddell & Reed Financial, Inc., Class A	8,900	125,668

		2,554,559

Lasers-System/Components - 0.5%

Cymer, Inc.†#	16,300	301,061
Newport Corp.†	10,500	42,210
Rofin-Sinar Technologies, Inc.†	46,417	680,009

		1,023,280

Leisure Products - 0.1%

Brunswick Corp.#	24,500	75,705
GameTech International, Inc.†	21,340	18,993

		94,698

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A	7,900	141,015

Machinery-Electrical - 0.1%

Baldor Electric Co.#	19,200	234,432

Machinery-General Industrial - 0.8%

Applied Industrial Technologies, Inc.	25,000	403,000
Chart Industries, Inc.†	61,786	396,666
IDEX Corp.#	10,100	195,132
Kadant, Inc.†	31,060	281,404
Middleby Corp.†#	6,600	143,550
Tennant Co.	9,900	97,614
Wabtec Corp.#	2,000	53,520

		1,570,886

Machinery-Material Handling - 0.0%

Cascade Corp.#	2,600	42,640

Machinery-Pumps - 0.1%

Graco, Inc.#	6,200	105,276

Medical Imaging Systems - 0.0%

Vital Images, Inc.†	8,900	87,131

Medical Information Systems - 0.1%

AMICAS, Inc.†	72,600	140,844

Medical Instruments - 0.5%

AngioDynamics, Inc.†	6,400	75,968
Bovie Medical Corp.†	32,900	222,075
CryoLife, Inc.†	34,400	173,720
Edwards Lifesciences Corp.†	3,500	194,635
Micrus Endovascular Corp.†#	6,200	39,060
Stereotaxis, Inc.†#	11,800	37,052
Synergetics USA, Inc.†	31,361	27,284
Vascular Solutions, Inc.†	29,900	180,297

		950,091

Medical Products - 2.8%

Cantel Medical Corp.†	21,600	269,568
Haemonetics Corp.†	32,037	1,710,135
Hanger Orthopedic Group, Inc.†	26,100	347,130
Henry Schein, Inc.†	700	25,676
Invacare Corp.#	139,490	2,237,420
Osteotech, Inc.†	46,600	141,664
Span-America Medical Systems, Inc.	12,500	99,500
The Cooper Cos., Inc.	2,500	54,975
TomoTherapy, Inc.†#	10,700	25,894
Vnus Medical Technologies, Inc.†	12,000	229,080
Wright Medical Group, Inc.†#	13,600	198,696

		5,339,738

Medical Sterilization Products - 0.2%

STERIS Corp.	12,900	297,474

Medical-Biomedical/Gene - 2.7%

Acorda Therapeutics, Inc.†#	1,000	22,000
Alexion Pharmaceuticals, Inc.†#	9,600	328,320
Amylin Pharmaceuticals, Inc.†	7,500	68,475
Bio-Rad Laboratories, Inc., Class A†	26,238	1,461,457
CombiMatrix Corp.†	20,300	182,497

Cubist Pharmaceuticals, Inc.†	12,500	177,625
deCODE genetics, Inc.†	15,700	3,142
Dendreon Corp.†	14,000	42,700
Discovery Laboratories, Inc.†	117,900	128,511
Exelixis, Inc.†	17,000	73,440
Harvard Bioscience, Inc.†	61,600	158,312
Immunogen, Inc.†	63,900	259,434
Incyte Corp.†#	35,200	81,312
Integra LifeSciences Holdings Corp.†	3,500	91,385
InterMune, Inc.†#	60,321	907,831
Martek Biosciences Corp.	3,900	73,047
Maxygen, Inc.†#	7,700	53,515
Myriad Genetics, Inc.†#	4,000	315,400
Regeneron Pharmaceuticals, Inc.†#	6,300	89,775
Seattle Genetics, Inc.†#	5,600	44,968
The Medicines Co.†#	11,900	146,013
Vertex Pharmaceuticals, Inc.†	8,511	257,287
Vical, Inc.†	48,985	73,477

		5,039,923

Medical-Drugs - 1.5%

Acadia Pharmaceuticals, Inc.†#	4,600	3,818
Adolor Corp.†	22,400	44,800
Cephalon, Inc.†#	2,500	163,975
Pharmasset, Inc.†	7,500	71,625
Santarus, Inc.†	67,900	97,097
ViroPharma, Inc.†	182,614	757,848
Vivus, Inc.†#	374,803	1,510,456
XenoPort, Inc.†	7,100	148,319

		2,797,938

Medical-HMO - 0.3%

AMERIGROUP Corp.†	12,900	319,662
Centene Corp.†	16,900	286,962

		606,624

Medical-Hospitals - 0.2%

LifePoint Hospitals, Inc.†#	17,500	367,850

Medical-Nursing Homes - 0.9%

Advocat, Inc.†	13,000	35,100
Skilled Healthcare Group, Inc. Class A†	205,121	1,737,375

		1,772,475

Medical-Outpatient/Home Medical - 0.7%

Gentiva Health Services, Inc.†	74,027	1,282,888

Metal Processors & Fabrication - 0.7%

Haynes International, Inc.†	8,100	109,350
RBC Bearings, Inc.†	79,461	1,185,558

		1,294,908

Mining - 0.1%

Allied Nevada Gold Corp.†	19,293	77,172
Lihir Gold, Ltd.†(2)	52,100	110,900
Vista Gold Corp.†	24,300	48,357

		236,429

Miscellaneous Manufacturing - 0.8%

AptarGroup, Inc.	50,501	1,417,058

MRI/Medical Diagnostic Imaging - 0.1%

RadNet, Inc.†	42,600	97,554

Multimedia - 0.4%

FactSet Research Systems, Inc.#	13,700	527,998
Meredith Corp.#	12,300	158,055

		686,053

Networking Products - 0.2%

Acme Packet, Inc.†	4,600	20,194
Atheros Communications, Inc.†#	7,300	88,184
BigBand Networks, Inc.†#	7,000	38,080
Ixia†	14,800	73,704
Parkervision, Inc.†	25,300	42,757
Soapstone Networks, Inc.†	28,700	94,423

		357,342

Non-Hazardous Waste Disposal - 0.9%

Waste Connections, Inc.†	72,007	1,716,647

Oil Companies-Exploration & Production - 2.2%

Arena Resources, Inc.†	1,800	38,556
Barnwell Industries, Inc.	13,200	40,260
Bill Barrett Corp.†#	20,000	386,800
Brigham Exploration Co.†	50,600	67,298
Callon Petroleum Co.†	44,000	52,800
Comstock Resources, Inc.†	37,676	1,146,481
Concho Resources, Inc.†	17,000	339,150
FieldPoint Petroleum Corp.†	86,200	123,266
Forest Oil Corp.†#	11,000	155,980
GeoMet, Inc.†	26,800	27,336
Mariner Energy, Inc.†	23,131	213,962
Parallel Petroleum Corp.†	213,771	258,663
Penn Virginia Corp.	58,054	804,048
Rex Energy Corp†	37,300	54,831
TransGlobe Energy Corp.†	52,300	138,595
Venoco, Inc.†	117,090	358,295

		4,206,321

Oil Field Machinery & Equipment - 1.4%

Bolt Technology Corp.†	28,200	181,326
Complete Production Services, Inc.†	123,465	376,568
Lufkin Industries, Inc.#	32,015	1,051,693
NATCO Group, Inc., Class A†#	61,070	1,086,435

		2,696,022

Oil Refining & Marketing - 0.1%

Holly Corp.	6,000	139,860

Oil-Field Services - 1.2%

Boots & Coots International Control, Inc.†	75,700	85,541
Key Energy Services, Inc.†	3,300	8,811
Oceaneering International, Inc.†	45,648	1,450,237
SEACOR Holdings, Inc.†#	9,800	587,118
Trico Marine Services, Inc.†	10,745	35,136
Union Drilling, Inc.†	6,500	22,295

		2,189,138

Paper & Related Products - 0.0%

KapStone Paper and Packaging Corp.†	14,700	22,197

Patient Monitoring Equipment - 0.0%

Masimo Corp.†#	1,000	24,990

Pharmacy Services - 0.1%

Catalyst Health Solutions, Inc.†	13,000	274,040

Physicians Practice Management - 0.0%

Healthways, Inc.†	2,800	25,508

Power Converter/Supply Equipment - 0.1%

Advanced Energy Industries, Inc.†	14,800	100,048
PowerSecure International, Inc.†	36,600	145,302
SL Industries, Inc.†	5,586	17,037

		262,387

Precious Metals - 0.2%

Franco-Nevada Corp.	13,400	284,389

Printing-Commercial - 0.1%

Consolidated Graphics, Inc.†	8,200	110,618

Multi-Color Corp.#	11,950	154,872

		265,490

Publishing-Books - 0.1%

Scholastic Corp.	16,215	178,527

Quarrying - 0.9%

Compass Minerals International, Inc.	31,188	1,628,637

Racetracks - 0.0%

Dover Motorsports, Inc.	58,800	82,320

Radio - 0.0%

Saga Communications, Inc., Class A†	7,600	26,600

Real Estate Investment Trusts - 2.5%

Alexandria Real Estate Equities, Inc.#	23,463	937,581
Anworth Mortgage Asset Corp.	15,600	94,068
Cousins Properties, Inc.#	14,200	100,962
DiamondRock Hospitality Co.	35,900	110,931
EastGroup Properties, Inc.	11,700	287,703
Equity One, Inc.#	19,200	214,656
Essex Property Trust, Inc.#	1,300	70,720
Hatteras Financial Corp.	5,200	124,020
LaSalle Hotel Properties#	81,540	433,793
Parkway Properties, Inc.	5,600	65,128
Senior Housing Properties Trust#	62,333	786,642
Universal Health Realty Income Trust	46,194	1,441,715

		4,667,919

Real Estate Operations & Development - 0.0%

Stratus Properties, Inc.†	7,600	38,152

Recreational Centers - 0.1%

Town Sports International Holdings, Inc.†	67,300	129,889

Recreational Vehicles - 0.0%

Polaris Industries, Inc.#	900	16,569

Rental Auto/Equipment - 0.1%

Electro Rent Corp.	6,300	48,195
H&E Equipment Services, Inc.†	25,000	128,500

		176,695

Resort/Theme Parks - 0.0%

Great Wolf Resorts, Inc.†	37,200	63,240

Respiratory Products - 0.1%

ResMed, Inc.†	2,500	92,200

Retail-Apparel/Shoe - 1.9%

American Eagle Outfitters, Inc.	13,200	128,832
AnnTaylor Stores Corp.†	22,550	148,379
Christopher & Banks Corp.#	14,900	57,961
Collective Brands, Inc.†#	137,331	1,421,376
Gymboree Corp.†	800	20,576
Hot Topic, Inc.†#	23,600	209,568
J Crew Group, Inc.†#	142,003	1,598,954

		3,585,646

Retail-Arts & Crafts - 0.0%

A.C. Moore Arts & Crafts, Inc.†	4,900	6,615

Retail-Automobile - 0.1%

Group 1 Automotive, Inc.#	10,100	108,070

Retail-Convenience Store - 0.9%

The Pantry, Inc.†#	111,659	1,726,248

Retail-Discount - 0.9%

Citi Trends, Inc.†#	134,558	1,641,608

Retail-Drug Store - 0.1%

Allion Healthcare, Inc.†	61,200	247,860

Retail-Jewelry - 0.1%

Tiffany & Co.#	5,600	106,624

Retail-Leisure Products - 0.0%

MarineMax, Inc.†#	11,400	16,416

Retail-Mail Order - 0.1%

Sport Supply Group, Inc.	27,600	161,736

Retail-Pet Food & Supplies - 0.3%

PetMed Express, Inc.†	24,100	332,098
PetSmart, Inc.	8,800	176,352

		508,450

Retail-Restaurants - 3.5%

BJ’s Restaurants, Inc.†#	11,600	144,188
Brinker International, Inc.	139,953	1,539,483
DineEquity, Inc.#	58,864	432,650
Famous Dave’s of America, Inc.†	16,700	45,090
Luby’s, Inc.†	25,300	103,983
Panera Bread Co., Class A†#	7,400	325,896
Papa John’s International, Inc.†#	83,713	1,854,243
PF Chang’s China Bistro, Inc.†#	8,800	173,360
Red Robin Gourmet Burgers, Inc.†#	9,200	130,732
Sonic Corp.†#	179,437	1,614,933
The Cheesecake Factory, Inc.†	21,900	178,266

		6,542,824

Retail-Sporting Goods - 0.2%

Hibbett Sports, Inc.†#	13,500	189,270
Zumiez, Inc.†	20,400	160,956

		350,226

Savings & Loans/Thrifts - 1.0%

Abington Bancorp, Inc.	28,640	207,640
BankAtlantic Bancorp, Inc.	36,700	41,838
Clifton Savings Bancorp, Inc.	14,000	133,700
First Niagara Financial Group, Inc.#	52,300	607,726
NewAlliance Bancshares, Inc.	19,200	219,264
Pacific Premier Bancorp, Inc.†	20,800	78,000
Rainier Pacific Financial Group, Inc.	13,600	12,920
Rome Bancorp, Inc.	19,500	155,025
Teche Holding Co.	1,600	42,432
United Financial Bancorp, Inc.	20,087	258,520
United Western Bancorp, Inc.	7,612	36,766
Westfield Financial, Inc.	16,800	158,256

		1,952,087

Schools - 1.3%

American Public Education, Inc.†	1,900	70,965
Capella Education Co.†#	34,184	1,895,845
Corinthian Colleges, Inc.†#	22,400	441,280
Grand Canyon Education, Inc.†	1,700	28,934
Princeton Review, Inc.†	16,600	76,360

		2,513,384

Seismic Data Collection - 0.0%

ION Geophysical Corp.†#	20,700	22,149
T.G.C. Industries, Inc.†	33,405	65,140

		87,289

Semiconductor Components-Integrated Circuits - 0.8%

Emulex Corp.†	14,200	74,692
Power Integrations, Inc.#	75,228	1,380,434
Standard Microsystems Corp.†	3,700	57,609

		1,512,735

Semiconductor Equipment - 1.7%

ATMI, Inc.†	93,734	1,246,662
Brooks Automation, Inc.†	11,466	49,074
Formfactor, Inc.†	6,900	99,774

Mattson Technology, Inc.†	20,400	11,628
MKS Instruments, Inc.†	106,967	1,346,715
Novellus Systems, Inc.†#	9,800	124,950
Photronics, Inc.†	39,000	35,880
Rudolph Technologies, Inc.†	41,700	113,007
Semitool, Inc.†	21,300	53,037
Trio Tech International†	15,800	22,120
Veeco Instruments, Inc.†	4,900	20,874

		3,123,721

Specified Purpose Acquisitions - 0.1%

Highlands Acquisition Corp.†	11,700	111,852

Steel Pipe & Tube - 1.5%

Northwest Pipe Co.†#	46,736	1,273,556
Valmont Industries, Inc.#	35,842	1,561,278

		2,834,834

Steel-Producers - 0.0%

General Steel Holdings, Inc.†	1,104	2,407

Telecom Equipment-Fiber Optics - 0.1%

Finisar Corp.†#	166,195	41,549
KVH Industries, Inc.†	14,357	76,666

		118,215

Telecom Services - 0.8%

Knology, Inc.†#	16,100	64,078
NTELOS Holdings Corp.	48,002	920,198
Orbcomm, Inc.†	50,700	104,442
Premiere Global Services, Inc.†	20,500	171,380
TW Telecom, Inc.†#	22,300	179,292

		1,439,390

Telecommunication Equipment - 1.9%

Adtran, Inc.	20,200	291,688
Arris Group, Inc.†#	214,927	1,315,353
Comtech Telecommunications Corp.†#	51,092	1,930,767
Network Equipment Technologies, Inc.†	17,400	51,330
Sonus Networks, Inc.†	53,700	66,588

		3,655,726

Telephone-Integrated - 1.4%

Alaska Communications Systems Group, Inc.#	200,009	1,258,056
Cincinnati Bell, Inc.†	632,786	1,050,425
HickoryTech Corp.	35,200	175,296
SureWest Communications	17,700	193,815

		2,677,592

Textile-Apparel - 0.1%

Cherokee, Inc.	6,900	96,186
Unifi, Inc.†	107,100	58,905

		155,091

Textile-Products - 0.1%

Culp, Inc.†	46,000	94,760

Therapeutics - 0.3%

BioMarin Pharmaceutical, Inc.†#	8,100	97,200
Inspire Phamaceuticals, Inc.†	47,900	159,986
Onyx Pharmaceuticals, Inc.†#	4,200	125,958
Spectrum Pharmaceuticals, Inc.†	48,200	72,300
Theravance, Inc.†#	3,800	52,972

		508,416

Tools-Hand Held - 0.6%

Snap-On, Inc.	47,216	1,113,825

Transactional Software - 0.0%

Bottomline Technologies, Inc.†	12,700	74,295

Transport-Services - 0.1%

UTi Worldwide, Inc.	15,000	184,350

Transport-Truck - 3.2%

Heartland Express, Inc.#	1,465	18,122
Knight Transportation, Inc.#	36,075	467,532
Landstar System, Inc.	59,846	1,894,126
Marten Transport, Ltd.†	126,870	2,100,967
Old Dominion Freight Lines, Inc.†#	65,775	1,433,237
Patriot Transportation Holding, Inc.†	3,300	200,673

		6,114,657

Water - 0.2%

Cascal NV	101,305	319,111
Southwest Water Co.	20,300	97,237

		416,348

Wire & Cable Products - 0.7%

Belden, Inc.#	70,056	747,498
General Cable Corp.†#	42,482	655,497

		1,402,995

Wireless Equipment - 0.2%

Aruba Networks, Inc.†#	4,400	12,144
Globecomm Systems, Inc.†	28,200	141,000
SBA Communications Corp., Class A†#	5,400	112,212
Tessco Technologies, Inc.†	10,700	74,900

		340,256

Total Long-Term Investment Securities
(cost $307,425,669)		185,892,422

SHORT-TERM INVESTMENT SECURITIES - 28.4%
Collective Investment Pool - 24.9%

Securities Lending Quality Trust(3)	49,102,392	47,035,181

Registered Investment Companies - 0.7%

T. Rowe Price Reserve Investment Fund	1,290,186	1,290,186

Time Deposits - 2.8%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/02/09	5,395,000	5,395,000

Total Short-Term Investment Securities
(cost $55,787,578)		53,720,367

TOTAL INVESTMENTS
(cost $363,213,247)(4)	126.8%	239,612,789
Liabilities in excess of other assets	(26.8)	(50,589,433)

NET ASSETS	100.0%	$189,023,356

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2009, the aggregate value of these securities was $74,195 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security; see Note 1
(2)	Security was valued using fair value procedures at February 28, 2009. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	See Note 5 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

AIG Retirement Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 95.7%
Advanced Materials - 0.2%

Ceradyne, Inc.†	21,411	$367,413
Hexcel Corp.†	77,998	484,367

		851,780

Advertising Services - 0.1%

inVentiv Health, Inc.†	26,865	272,949
Marchex, Inc., Class B#	19,331	78,677

		351,626

Aerospace/Defense - 0.6%

Aerovironment, Inc.†#	8,333	260,156
Cubic Corp.	12,667	330,102
Esterline Technologies Corp.†	23,907	605,803
Herley Industries, Inc.†	10,978	106,048
National Presto Industries, Inc.	3,650	220,862
Teledyne Technologies, Inc.†	28,812	660,083
TransDigm Group, Inc.†	27,016	954,745

		3,137,799

Aerospace/Defense-Equipment - 0.9%

AAR Corp.†#	31,494	416,351
Argon ST, Inc.†	10,640	180,986
Curtiss-Wright Corp.	36,377	967,264
Ducommun, Inc.	8,585	109,201
GenCorp, Inc.†	46,341	117,243
HEICO Corp.#	18,015	439,206
Kaman Corp.	20,609	241,537
LMI Aerospace, Inc.†	7,057	61,749
Moog, Inc., Class A†	34,650	805,613
Orbital Sciences Corp.†	47,581	673,271
Triumph Group, Inc.#	13,433	485,200

		4,497,621

Agricultural Operations - 0.1%

Alico, Inc.#	2,913	75,680
Andersons, Inc.#	14,715	181,877
Cadiz, Inc.†	9,722	77,193
Griffin Ld and Nurseries, Inc.	2,715	71,323
Maui Land & Pineapple Co., Inc.†#	3,803	29,968
Tejon Ranch Co.†#	9,048	189,555

		625,596

Airlines - 0.7%

AirTran Holdings, Inc.†#	95,091	284,322
Alaska Air Group, Inc.†	29,246	640,780
Allegiant Travel Co.†#	11,102	381,021
Hawaiian Holdings, Inc.†	35,148	111,419
JetBlue Airways Corp.†#	140,714	536,120
Republic Airways Holdings, Inc.†	28,408	196,583
Skywest, Inc.	47,441	485,796
UAL Corp.†#	102,243	502,013
US Airways Group, Inc.†#	92,684	264,150

		3,402,204

Alternative Waste Technology - 0.2%

Calgon Carbon Corp.†	43,951	643,882
Darling International, Inc.†	66,245	286,841
Rentech, Inc.†#	134,777	82,214

		1,012,937

Apparel Manufacturers - 0.4%

American Apparel, Inc.†#	27,534	47,358
Carter’s, Inc.†	46,009	750,407
Columbia Sportswear Co.#	10,059	272,800
G-III Apparel Group, Ltd.†	10,749	36,547
Maidenform Brands, Inc.†	18,254	159,357
Oxford Industries, Inc.	11,565	54,009
Quiksilver, Inc.†	102,450	128,063
True Religion Apparel, Inc.†#	13,867	141,721
Under Armour, Inc., Class A†#	26,785	385,436
Volcom, Inc.†#	14,768	117,553

		2,093,251

Applications Software - 0.5%
Actuate Corp.†	49,185	176,082
American Reprographics Co.†	29,599	115,436
Callidus Software, Inc†#	24,490	57,062
Deltek Inc †	10,232	37,244
Ebix Com, Inc.†	5,193	108,534
EPIQ Systems, Inc.†#	28,740	484,844
NetSuite, Inc.†#	5,778	53,158
OpenTV Corp. Class A†	70,598	83,306
Progress Software Corp.†	33,763	538,182
Quest Software, Inc.†	53,522	604,798
Unica Corp.†	11,352	52,900

		2,311,546

Athletic Equipment - 0.0%

Nautilus, Inc.†#	18,524	12,041

Athletic Footwear - 0.0%

K-Swiss, Inc., Class A	21,066	209,817

Auction House/Art Dealers - 0.1%

Sotheby’s#	54,752	367,386

Audio/Video Products - 0.2%

Audiovox Corp., Class A†	14,177	39,696
DTS, Inc.†#	14,480	239,934
Tivo, Inc.†#	82,846	587,378
Universal Electronics, Inc.†	11,494	178,961

		1,045,969

Auto Repair Centers - 0.1%

Midas, Inc.†	11,244	82,643
Monro Muffler Brake, Inc.	13,237	311,467

		394,110

Auto-Heavy Duty Trucks - 0.1%

Force Protection, Inc.†	55,486	286,308

Auto-Truck Trailers - 0.0%

Wabash National Corp.#	24,967	51,182

Auto/Truck Parts & Equipment-Original - 0.2%

American Axle & Manufacturing Holdings, Inc.#	37,445	34,824
Amerigon, Inc.†#	17,998	51,654
ArvinMeritor, Inc.#	59,905	37,740
Dana Holding Corp.†	80,471	28,970
Fuel Systems Solutions, Inc.†#	9,827	194,673
Hayes Lemmerz International, Inc.†	82,190	4,110
Lear Corp.†	52,102	31,261
Modine Manufacturing Co.	26,230	29,640
Spartan Motors, Inc.#	26,348	60,073
Superior Industries International, Inc.#	18,737	190,930

Tenneco, Inc.†	37,887	51,526
Titan International, Inc.#	27,885	153,368
Visteon Corp.†	106,365	11,700
Wonder Auto Technology, Inc.†#	11,946	28,909

		909,378

Auto/Truck Parts & Equipment-Replacement - 0.1%

ATC Technology Corp.†	17,263	179,708
Commercial Vehicle Group, Inc.†	17,510	11,031
Dorman Prods, Inc.†	8,918	73,663
Exide Technologies†	61,171	199,417

		463,819

Banks-Commercial - 6.2%

1st Source Corp.	12,130	216,884
AMCORE Financial, Inc.#	16,258	17,884
Ameris Bancorp#	11,028	54,809
Ames National Corp.	5,236	83,985
Arrow Financial Corp.#	7,424	174,909
Bancfirst Corp.	5,999	209,305
Banco Latinoamericano de Exportaciones SA, Class E	22,176	201,136
BancTrust Financial Group, Inc.#	14,256	86,962
Bank Mutual Corp.	39,218	331,392
Bank of the Ozarks, Inc.#	10,052	208,579
BankFinancial Corp.	16,000	138,560
Banner Corp.#	12,160	34,048
Bryn Mawr Bk Corp.	5,590	84,130
Camden National Corp.	6,255	139,549
Capital City Bank Group, Inc.#	9,575	116,145
Capitol Bancorp, Ltd.#	11,698	51,003
Cardinal Financial Corp.	19,643	111,965
Cascade Bancorp#	18,102	16,292
Cass Information Systems, Inc.#	5,503	142,032
Cathay General Bancorp#	40,176	390,511
Centerstate Banks of Florida, Inc.	7,506	85,493
Central Pacific Financial Corp.#	23,341	92,664
Chemical Financial Corp.#	19,368	370,316
Citizens & Northern Corp.#	7,291	110,167
Citizens Republic Bancorp†	102,453	76,840
City Bank#	11,124	19,022
City Holding Co.	13,107	343,666
CoBiz Financial, Inc.#	15,324	72,329
Colonial BancGroup, Inc.#	164,090	73,841
Columbia Banking System, Inc.	14,706	114,854
Community Bank Systems, Inc.#	26,527	453,877
Community Trust Bancorp, Inc.	12,186	315,739
Corus Bankshares, Inc.†	30,650	4,598
CSF Holdings, Inc.	2,375	0
CVB Financial Corp.#	53,776	377,508
East West Bancorp, Inc.	51,575	366,698
Encore Bancshares, Inc†	5,233	31,398
Enterprise Financial Services Corp.#	8,989	82,519
F.N.B. Corp.#	69,920	439,098
Farmers Capital Bank Corp.	5,043	66,921
Financial Institutions, Inc.#	8,917	29,426
First Bancorp#	11,674	120,476
First BanCorp Puerto Rico#	57,834	240,589
First Bancorp, Inc Me#	7,042	82,039
First Busey Corp.#	20,649	144,543
First Commonwealth Financial Corp.#	69,127	565,459
First Community Bancshares, Inc.#	7,749	91,051
First Financial Bancorp	30,474	234,345
First Financial Bankshares, Inc.#	16,897	726,909
First Financial Corp.#	9,193	297,853
First Merchants Corp.	17,827	179,161
First Midwest Bancorp, Inc.#	39,482	296,905
First South Bancorp, Inc.#	6,533	39,329
FirstMerit Corp.	65,732	966,918
Frontier Financial Corp.#	38,219	59,239
Glacier Bancorp, Inc.#	49,339	759,327
Greene County Bancshares, Inc.#	10,667	76,269
Guaranty Bancorp†#	42,810	65,927
Hancock Holding Co.#	20,919	593,263
Hanmi Financial Corp.#	30,267	35,715
Harleysville National Corp.#	34,791	234,491
Heartland Financial USA, Inc.#	10,646	120,406
Heritage Commerce Corp.#	8,426	41,287
Home Bancshares, Inc.#	10,774	197,164
IBERIABANK Corp.	12,927	558,446
Independent Bank Corp.	13,226	193,893
Integra Bank Corp.#	16,800	16,800
International Bancshares Corp.	41,469	415,105
Lakeland Bancorp, Inc.#	16,404	108,594
Lakeland Financial Corp.#	9,944	173,523
MainSource Financial Group, Inc.#	16,371	91,514
MB Financial, Inc.	28,241	366,568
Midwest Banc Holdings, Inc.#	18,049	18,230
Nara BanCorp., Inc.	18,527	49,467
National Penn Bancshares, Inc.#	64,619	478,827
NBT Bancorp, Inc.#	26,089	512,649
Old National Bancorp#	53,823	628,114
Old Second Bancorp, Inc.#	11,172	68,037
Oriental Financial Group, Inc.	19,748	34,559
Pacific Capital Bancorp#	37,481	271,362
Pacific Contl Corp.#	8,669	97,440
PacWest Bancorp#	19,857	271,644
Park National Corp.#	8,980	434,183
Peapack Gladstone Financial Corp.	6,748	105,606
Pennsylvania Commerce Bancorp,, Inc..†#	4,211	61,691
Peoples Bancorp, Inc.	8,374	77,208
Pinnacle Financial Partners, Inc.†#	19,318	383,269
Premierwest Bancorp#	15,739	47,847
PrivateBancorp, Inc.#	17,492	217,950
Prosperity Bancshares, Inc.#	31,864	813,169
Provident Bankshares Corp.#	26,949	160,347
Renasant Corp.	17,031	183,424
Republic Bancorp, Inc., Class A#	7,513	140,719
S&T Bancorp, Inc.#	19,357	439,210
S.Y. Bancorp, Inc.#	10,902	257,396
Sandy Spring Bancorp, Inc.#	13,347	143,347
Santander Bancorp#	3,564	31,434
SCBT Financial Corp.#	9,141	182,820
Seacoast Banking Corp. of Florida#	12,044	46,610
Shore Bancshares, Inc.#	6,825	79,375
Sierra Bancorp#	6,039	38,227
Signature Bank†	28,602	715,336

Simmons First National Corp., Class A#	11,331	290,074
Smithtown Bancorp, Inc.#	7,995	89,384
Southside Bancshares, Inc.	9,864	171,831
Southwest Bancorp, Inc.	11,811	115,748
State Bancorp, Inc.	11,637	58,185
StellarOne Corp.#	18,359	228,937
Sterling Bancorp	14,625	128,700
Sterling Bancshares, Inc.	59,456	324,035
Sterling Financial Corp.#	42,183	57,791
Suffolk Bancorp#	7,780	202,358
Sun Bancorp, Inc.†	11,863	52,079
Susquehanna Bancshares, Inc.#	69,902	613,041
SVB Financial Group†#	24,333	397,845
Texas Capital Bancshares, Inc.†	22,456	218,721
The South Financial Group, Inc.#	68,906	86,822
Tompkins Trustco, Inc.#	4,705	188,200
Townebank Portsmouth Va	16,876	225,970
TriCo Bancshares#	11,277	148,744
TrustCo Bank Corp. NY#	61,524	372,220
Trustmark Corp.#	40,246	715,976
UCBH Holdings, Inc.#	95,354	152,566
UMB Financial Corp.	25,256	957,960
Umpqua Holdings Corp.#	48,843	415,166
Union Bankshares Corp.#	10,960	136,452
United Bankshares, Inc.#	30,777	473,966
United Community Banks, Inc.#	33,176	114,789
United Security Bancshares#	6,946	36,883
Univest Corp. of Pennsylvania	10,442	208,422
W Holding Co., Inc.#	1,854	14,350
Washington Trust Bancorp, Inc.	11,037	156,725
WesBanco, Inc.#	21,584	382,684
West Bancorp, Inc.	14,150	86,315
West Coast Bancorp.#	12,759	16,714
Westamerica Bancorp#	23,591	940,573
Western Alliance Bancorp†#	17,553	88,994
Wilshire Bancorp, Inc.#	15,651	74,499
Wintrust Financial Corp.#	19,192	239,132
Yadkin Valley Financial Corp.#	9,314	42,472

		30,644,982

Banks-Fiduciary - 0.0%

Boston Private Financial Holdings, Inc.#	44,373	153,974

Batteries/Battery Systems - 0.1%

Advanced Battery Technologies, Inc.†	35,714	75,714
China BAK Battery, Inc.†#	26,633	37,286
EnerSys†	22,346	239,549
Medis Technologies, Ltd.†#	25,416	14,487
Ultralife Corp.†#	10,209	75,240
Valence Technology, Inc.†#	43,561	71,876

		514,152

Beverages-Non-alcoholic - 0.0%

Coca-Cola Bottling Co.#	3,315	145,031
National Beverage Corp.†	8,741	71,502

		216,533

Brewery - 0.0%

Boston Beer Co., Inc., Class A†#	6,854	164,290

Broadcast Services/Program - 0.1%

CKX, Inc.†	42,776	148,433
Crown Media Holdings, Inc., Class A†#	8,859	14,529
DG Fastchannel, Inc.†#	14,476	224,812
Fisher Communications, Inc.#	5,437	53,446
Global Traffic Network, Inc.†	9,624	39,651
Gray Television, Inc.#	34,717	11,456
RHI Entertainment, Inc.†	10,976	29,855
World Wrestling Entertainment, Inc.#	17,251	167,334

		689,516

Building & Construction Products-Misc. - 0.3%

Builders FirstSource, Inc.†#	12,923	24,812
China Architectral Engr Inc†#	15,155	13,336
Drew Industries, Inc.†#	16,016	99,459
Gibraltar Industries, Inc.#	21,856	143,375
Interline Brands, Inc.†	26,328	209,044
Louisiana-Pacific Corp.#	83,966	136,025
NCI Building Systems, Inc.†#	16,044	81,183
Simpson Manufacturing Co., Inc.#	30,258	470,815
Trex Co., Inc.†	12,344	111,220

		1,289,269

Building & Construction-Misc. - 0.2%

Dycom Industries, Inc.†	32,606	150,640
Insituform Technologies, Inc., Class A†#	30,063	366,167
Layne Christensen Co.†	15,590	253,649

		770,456

Building Products-Air & Heating - 0.1%

Aaon, Inc.#	10,902	169,199
Comfort Systems USA, Inc.	32,613	310,476

		479,675

Building Products-Cement - 0.1%

Texas Industries, Inc.#	18,993	305,787
US Concrete, Inc.†	29,850	45,671

		351,458

Building Products-Doors & Windows - 0.1%

Apogee Enterprises, Inc.	23,511	222,649
Quanex Building Products Corp.	30,161	211,429

		434,078

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	15,267	53,740

Building Products-Wood - 0.1%

Universal Forest Products, Inc.	13,505	294,274

Building-Heavy Construction - 0.4%

Granite Construction, Inc.#	26,919	957,778
Orion Marine Group, Inc.†#	17,533	156,044
Perini Corp.†#	40,907	626,695
Sterling Construction Co., Inc.†	9,373	140,033

		1,880,550

Building-Maintance & Services - 0.2%

ABM Industries, Inc.#	35,545	434,715
Integrated Electrical Services, Inc.†	6,291	48,378
Rollins, Inc.	33,802	534,072

		1,017,165

Building-Mobile Home/Manufactured Housing - 0.1%

Cavco Industries, Inc.†#	5,259	116,224

Champion Enterprises, Inc.†#	63,149	18,313
Palm Harbor Homes, Inc.†#	8,044	20,432
Skyline Corp.#	5,546	88,514
Winnebago Industries, Inc.#	23,625	95,681

		339,164

Building-Residential/Commercial - 0.2%

Amrep Corp.†	1,403	26,096
Beazer Homes USA, Inc.†#	31,898	15,311
Brookfield Homes Corp.#	7,608	20,998
Hovnanian Enterprises, Inc., Class A†#	37,709	32,053
M/I Homes, Inc.#	11,397	73,511
Meritage Homes Corp.†#	24,948	247,484
Ryland Group, Inc.#	34,449	486,764
Standard-Pacific Corp.†#	81,728	77,641

		979,858

Cable TV - 0.0%

Charter Communications, Inc., Class A†#	331,610	7,627
Mediacom Communications Corp., Class A†#	31,993	124,773
Outdoor Channel Holdings, Inc.†#	12,172	49,418

		181,818

Casino Hotels - 0.1%

Ameristar Casinos, Inc.	20,653	203,226
Monarch Casino & Resort, Inc.†#	9,319	67,935
Riviera Holdings Corp.†	8,190	20,639

		291,800

Casino Services - 0.2%

Bally Technologies, Inc.†#	44,474	827,216
Elixir Gaming Technologies, Inc.†#	55,048	3,853
Shuffle Master, Inc.†	43,011	127,313

		958,382

Cellular Telecom - 0.3%

Centennial Communications Corp.†	54,754	450,625
iPCS, Inc.†(2)(3)	13,947	115,063
Syniverse Holdings, Inc.†	41,712	631,103
Virgin Mobile USA, Inc.†	30,041	31,543

		1,228,334

Chemicals-Diversified - 0.3%

Aceto Corp.	19,870	119,816
Innophos Holdings, Inc.	8,490	90,164
Innospec, Inc.	19,011	76,804
Olin Corp.	60,769	634,428
Rockwood Holdings, Inc.†	33,891	199,618
ShengdaTech, Inc.†#	24,501	84,774
Solutia, Inc.†	76,741	287,779
Westlake Chemical Corp.#	15,581	194,607

		1,687,990

Chemicals-Fibers - 0.0%

Zoltek Cos., Inc.†#	22,372	127,968

Chemicals-Other - 0.0%

American Vanguard Corp.#	15,349	211,970

Chemicals-Plastics - 0.1%

A. Schulman, Inc.	22,030	314,809
Landec Corp.†	18,859	89,769
PolyOne Corp.†	75,832	122,089
Spartech Corp.	24,845	61,616

		588,283

Chemicals-Specialty - 0.8%

Arch Chemicals, Inc.	20,211	363,394
Balchem Corp.	14,729	305,627
Ferro Corp.#	35,537	52,239
H.B. Fuller Co.#	39,374	448,864
ICO, Inc.†	22,519	36,256
Minerals Technologies, Inc.	15,357	459,481
NewMarket Corp.	10,950	378,542
OM Group, Inc.†#	24,827	384,818
Penford Corp.#	9,131	44,559
Quaker Chemical Corp.	8,807	49,583
Sensient Technologies Corp.	39,071	789,234
Stepan Co.	5,153	146,242
Symyx Technologies, Inc.†	27,341	101,709
WR Grace & Co.†	58,625	328,300
Zep, Inc.	16,998	134,454

		4,023,302

Circuit Boards - 0.1%

Multi-Fineline Electronix, Inc.†	7,055	100,675
Park Electrochemical Corp.	16,542	259,875
TTM Technologies, Inc.†#	34,698	159,957

		520,507

Coal - 0.1%

International Coal Group, Inc.†#	103,396	168,535
James River Coal Co.†	22,278	244,835
National Coal Corp.†	22,423	23,096
Westmoreland Coal Co.†#	7,724	45,958

		482,424

Coffee - 0.2%

Farmer Brothers Co.#	5,489	94,356
Green Mountain Coffee Roasters, Inc.†#	13,988	522,452
Peet’s Coffee & Tea, Inc.†#	10,710	230,800

		847,608

Collectibles - 0.0%

RC2 Corp.†	14,150	66,363

Commerce - 0.0%

i2 Technologies, Inc.†#	12,733	95,370

Commercial Services - 0.8%

Arbitron, Inc.	22,175	286,944
CoStar Group, Inc.†#	15,876	404,838
DynCorp International, Inc., Class A†	20,112	245,165
ExlService Holdings, Inc.†	11,535	93,318
First Advantage Corp., Class A†	8,357	87,164
Healthcare Services Group, Inc.	34,980	537,643
HMS Holdings Corp.†	20,318	617,261

ICT Group, Inc.†	7,114	25,610
Live Nation, Inc.†#	61,602	216,223
National Resh Corp.#	1,390	28,592
PHH Corp.†#	44,014	423,415
Pre-Paid Legal Services, Inc.†#	6,495	207,255
Standard Parking Corp.†#	6,598	107,349
Steiner Leisure, Ltd.†	13,217	333,201
Team, Inc.†	15,006	196,879
TeleTech Holdings, Inc.†	29,575	256,120
The Providence Service Corp.†#	9,909	31,213

		4,098,190

Commercial Services-Finance - 0.9%

Advance America Cash Advance Centers, Inc.	34,019	34,699
Bankrate, Inc.†#	10,349	230,783
Cardtronics, Inc.†#	10,272	14,381
CBIZ, Inc.†#	36,379	249,560
Coinstar, Inc.†	22,705	593,509
Deluxe Corp.	41,867	323,213
Dollar Financial Corp.†#	19,701	119,782
Euronet Worldwide, Inc.†#	38,311	375,065
Global Cash Access Holdings, Inc.†#	32,613	91,642
Heartland Payment Systems, Inc.	19,841	109,324
Interactive Data Corp.	29,743	672,787
Jackson Hewitt Tax Service, Inc.	23,111	172,870
Net 1 UEPS Technologies, Inc.†	40,547	586,715
PRG-Schultz International, Inc.†	12,187	45,823
Riskmetrics Group, Inc.†#	17,465	191,940
TNS, Inc.†	19,888	133,051
Wright Express Corp.†	31,545	461,819

		4,406,963

Communications Software - 0.1%

Digi International, Inc.†	20,954	150,031
DivX, Inc.†#	21,904	101,416
Seachange International, Inc.†	25,096	122,217
Smith Micro Software, Inc.†	24,728	105,094

		478,758

Computer Aided Design - 0.2%

MSC.Software Corp.†	36,532	168,778
Parametric Technology Corp.†	93,615	762,026

		930,804

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.†	12,246	30,248
Trident Microsystems, Inc.†	49,593	63,975

		94,223

Computer Services - 0.8%

3PAR, Inc.†	22,136	149,639
CACI International, Inc., Class A†	24,483	1,047,138
CIBER, Inc.†	49,434	128,034
COMSYS IT Partners, Inc.†	11,830	30,048
Furmanite Corp.†	29,610	92,087
iGate Corp.	17,786	53,358
Insight Enterprises, Inc.†	38,111	100,232
Manhattan Associates, Inc.†	20,033	296,689
Ness Technologies, Inc.†	31,881	93,411
Perot Systems Corp., Class A†	70,306	800,082
SRA International, Inc.†	34,570	469,461
SYKES Enterprises, Inc.†#	26,815	427,968
Syntel, Inc.#	10,484	213,245
Virtusa Corp.†	7,163	43,909

		3,945,301

Computer Software - 0.3%

Accelrys, Inc.†	21,782	77,326
Avid Technology, Inc.†#	24,521	244,229
Blackbaud, Inc.	36,356	372,286
Double-Take Software, Inc.†	14,042	97,171
Guidance Software, Inc.†	7,576	23,864
Omniture, Inc.†#	50,715	576,122
Phoenix Technologies, Ltd.†	23,629	55,292

		1,446,290

Computers - 0.2%

Palm, Inc.†#	87,158	631,024
Rackable Systems, Inc.†	24,093	88,421

		719,445

Computers-Integrated Systems - 0.9%

3D Systems Corp.†	14,494	74,354
Agilysys, Inc.#	18,455	66,253
Cray, Inc.†	26,789	65,901
Echelon Corp.†#	24,106	144,395
Integral Systems, Inc.†	13,772	125,738
Jack Henry & Associates, Inc.	60,811	968,719
Maxwell Technologies, Inc.†#	14,829	88,084
Mercury Computer Systems, Inc.†	18,493	114,102
MICROS Systems, Inc.†	66,211	1,064,673
MTS Systems Corp.	14,259	337,083
Nci, Inc.†	5,286	143,779
NetScout Systems, Inc.†	23,947	316,340
Radiant Systems, Inc.†	22,479	63,166
Radisys Corp.†#	18,237	111,246
Riverbed Technology, Inc.†	45,589	477,317
Stratasys, Inc.†#	16,776	152,662
Super Micro Computer, Inc.†	19,156	86,777

		4,400,589

Computers-Memory Devices - 0.2%

Data Domain, Inc.†#	26,857	348,604
Hutchinson Technology, Inc.†#	19,169	34,504
Imation Corp.#	24,278	195,195
Isilon Systems, Inc.†#	20,014	45,031
Netezza Corp†	32,059	184,019
Quantum Corp.†	167,073	61,817
Silicon Storage Technology, Inc.†	63,506	92,719
Smart Modular Technologies WWH, Inc.†	36,019	43,943
STEC, Inc.†#	24,956	140,752

		1,146,584

Computers-Periphery Equipment - 0.3%

Compellent Technologies Inc†#	11,478	149,214
Electronics for Imaging, Inc.†	43,229	384,738
Immersion Corp.†#	22,679	87,314
Rimage Corp.†	7,837	100,235

Synaptics, Inc.†#	27,639	573,510

		1,295,011

Consulting Services - 1.0%

China Direct, Inc.†	5,545	6,044
CRA International, Inc.†#	8,953	195,623
Forrester Research, Inc.†	12,629	231,616
Gartner, Inc.†	48,128	486,574
Hill International, Inc.†#	19,038	59,018
Huron Consulting Group, Inc.†#	16,870	696,225
ICF International, Inc.†#	5,402	129,594
LECG Corp.†	20,781	56,316
MAXIMUS, Inc.	14,354	528,945
Navigant Consulting, Inc.†	39,268	509,306
The Advisory Board Co.†	12,992	193,841
The Hackett Group, Inc.†	33,472	85,688
Watson Wyatt Worldwide, Inc., Class A	34,687	1,703,479

		4,882,269

Consumer Products-Misc. - 0.4%

American Greetings Corp., Class A#	36,920	137,712
Blyth, Inc.	4,964	101,315
Central Garden and Pet Co. Class A†	52,333	390,928
CSS Industries, Inc.	5,999	84,106
Helen of Troy, Ltd.†	24,551	246,492
Prestige Brands Holdings, Inc.†	27,441	150,102
Russ Berrie & Co., Inc.†	13,628	16,217
Tupperware Brands Corp.	50,391	714,544
WD-40 Co.	13,355	328,667

		2,170,083

Containers-Metal/Glass - 0.2%

Bway Holding Co.†	6,080	38,061
Silgan Holdings, Inc.	20,498	1,005,632

		1,043,693

Containers-Paper/Plastic - 0.2%

AEP Industries, Inc.†	4,404	57,472
Graphic Packaging Holding Co.†#	117,484	93,987
Rock-Tenn Co., Class A	30,989	855,607

		1,007,066

Cosmetics & Toiletries - 0.2%

Chattem, Inc.†#	13,969	886,054
Columbia Laboratories, Inc.†#	38,059	54,044
Elizabeth Arden, Inc.†	19,847	109,952
Inter Parfums, Inc.	11,427	62,391

		1,112,441

Data Processing/Management - 0.4%

Acxiom Corp.	49,663	411,210
Commvault Systems, Inc.†	34,758	379,905
CSG Systems International, Inc.†	28,394	383,887
Fair Isaac Corp.#	39,531	432,864
FalconStor Software, Inc.†	31,029	77,573
Infogroup, Inc.†	26,875	79,550
Pegasystems, Inc.	11,724	168,005
Schawk, Inc.	12,241	94,745

		2,027,739

Decision Support Software - 0.2%

DemandTec, Inc.†	16,766	123,398
Interactive Intelligence, Inc.†#	10,716	95,373
QAD, Inc.	10,114	25,386
SPSS, Inc.†	14,511	364,371
Wind River Systems, Inc.†	55,293	417,462

		1,025,990

Dental Supplies & Equipment - 0.1%

Align Technology, Inc.†#	50,394	345,199
Sirona Dental Systems, Inc.†#	13,722	153,000

		498,199

Diagnostic Equipment - 0.4%

Affymetrix, Inc.†	56,436	120,209
Cepheid, Inc.†#	46,280	309,150
Hansen Medical, Inc.†#	13,863	53,511
Immucor, Inc.†	56,940	1,277,734

		1,760,604

Diagnostic Kits - 0.3%

Inverness Medical Innovations, Inc.	1,456	208,965
Meridian Bioscience, Inc.	32,647	654,899
OraSure Technologies, Inc.†#	38,087	97,503
Quidel Corp.†	22,901	252,827

		1,214,194

Direct Marketing - 0.0%

Harte-Hanks, Inc.#	29,837	167,386

Disposable Medical Products - 0.1%

ICU Medical, Inc.†	9,545	300,954
Medical Action Industries, Inc.†	11,475	76,653
Merit Medical Systems, Inc.†	22,439	249,970

		627,577

Distribution/Wholesale - 1.0%

Beacon Roofing Supply, Inc.†#	36,001	394,931
BMP Sunstone Corp.†#	18,815	54,563
Brightpoint, Inc.†	40,531	158,882
Chindex International, Inc.†	8,978	37,528
Core-Mark Holding Co., Inc.†	7,649	130,874
FGX International Holdings†	11,167	94,696
Fossil, Inc.†	36,876	465,375
Houston Wire & Cable Co.#	14,465	86,067
MWI Veterinary Supply, Inc.†	8,337	210,259
Owens & Minor, Inc.	33,428	1,126,858
Pool Corp.#	38,874	515,858
Scansource, Inc.†#	21,362	339,015
School Specialty, Inc.†#	15,278	214,961
Titan Machinery, Inc.†#	5,948	54,900
United Stationers, Inc.†	19,024	413,392
Watsco, Inc.#	18,993	652,030

		4,950,189

Diversified Financial Services - 0.0%

Doral Financial Corp.†#	4,375	15,313

Diversified Manufacturing Operations - 1.3%

A.O. Smith Corp.	16,224	414,199
Actuant Corp., Class A#	45,416	467,331
Acuity Brands, Inc.#	33,010	756,589
Ameron International Corp.	7,453	364,228
AZZ, Inc.†#	9,861	199,587

Barnes Group, Inc.#	38,885	362,408
Blount International, Inc.†	31,011	227,311
Colfax Corp.†	17,530	127,443
EnPro Industries, Inc.†	16,427	270,224
ESCO Technologies, Inc.†	21,090	685,636
Federal Signal Corp.	39,022	246,619
GenTek, Inc.†#	7,290	101,914
Griffon Corp.†	43,528	316,449
Koppers Holdings, Inc.	16,937	226,278
LSB Industries, Inc.†#	14,123	122,305
Lydall, Inc.†	13,485	37,758
Matthews International Corp., Class A	25,355	880,833
Park-Ohio Holdings Corp.†	6,641	23,708
Raven Industries, Inc.#	13,004	236,413
Standex International Corp.	10,156	109,989
Tredegar Corp.	19,574	326,886

		6,504,108

Diversified Minerals - 0.1%

AMCOL International Corp.#	20,968	253,084
General Moly Inc†#	50,996	38,757
United States Lime & Minerals†#	1,450	30,348

		322,189

Diversified Operations - 0.0%

Resource America, Inc., Class A	7,980	28,888

Diversified Operations/Commercial Services - 0.2%

Chemed Corp.	18,187	724,025
Compass Diversified Trust	19,376	170,703
Viad Corp.	16,834	237,359
Volt Information Sciences, Inc.†#	9,743	75,995

		1,208,082

Drug Delivery Systems - 0.3%

Alkermes, Inc.†	77,684	783,055
Depomed, Inc.†	41,508	72,639
I-Flow Corp.†	17,564	55,678
Nektar Therapeutics†#	75,124	337,307
Noven Pharmaceuticals, Inc.†#	20,182	164,079

		1,412,758

E-Commerce/Products - 0.3%

1-800-FLOWERS.COM, Inc., Class A†	21,232	28,238
Bidz.com, Inc.†#	4,708	13,935
Blue Nile, Inc.†#	10,847	258,918
Drugstore.com, Inc.†	67,927	58,417
Mercadolibre, Inc.†#	20,711	346,081
NutriSystem, Inc.#	24,833	320,346
Overstock.com, Inc.†#	12,532	102,136
Shutterfly, Inc.†	15,994	128,432
Stamps.com, Inc.†	11,112	92,452

		1,348,955

E-Commerce/Services - 0.3%

Global Sources, Ltd.†	13,132	55,548
Internet Brands, Inc. Class A†#	18,024	86,335
Move, Inc.†	104,321	169,000
NetFlix, Inc.†#	32,799	1,185,356
Orbitz Worldwide, Inc.†	29,754	73,195

		1,569,434

E-Marketing/Info - 0.3%

comScore, Inc.†#	14,614	131,818
Constant Contact, Inc.†#	16,521	228,155
Digital River, Inc.†	30,180	721,906
Liquidity Services, Inc.†	11,889	55,878
ValueClick, Inc.†	70,407	441,452

		1,579,209

E-Services/Consulting - 0.2%

GSI Commerce, Inc.†#	19,090	211,708
Keynote Systems, Inc.†	11,230	82,765
Perficient, Inc.†	25,993	91,495
Sapient Corp.†	71,378	273,378
Websense, Inc.†	36,693	409,494

		1,068,840

Educational Software - 0.2%

Blackboard, Inc.†#	25,148	690,061
Renaissance Learning, Inc.#	7,806	55,501

		745,562

Electric Products-Misc. - 0.2%

GrafTech International, Ltd.†	97,177	549,050
Graham Corp.	8,067	66,149
Harbin Electric, Inc.†#	6,063	30,315
Littelfuse, Inc.†	17,618	201,198

		846,712

Electric-Distribution - 0.0%

EnerNOC, Inc.†#	7,861	87,100

Electric-Integrated - 2.2%

Allete, Inc.	22,519	599,906
Avista Corp.	43,131	617,205
Black Hills Corp.	31,224	556,099
Central Vermont Public Service Corp.	9,408	193,805
CH Energy Group, Inc.	12,824	534,248
Cleco Corp.	48,939	1,004,228
El Paso Electric Co.†	36,398	514,304
IDACORP, Inc.	36,777	895,152
MGE Energy, Inc.	17,954	540,056
NorthWestern Corp.	29,195	598,206
Otter Tail Corp.#	28,699	499,650
Pike Electric Corp.†#	13,748	112,321
PNM Resources, Inc.	70,244	540,176
Portland General Electric Co.	50,839	834,776
The Empire District Electric Co.	27,437	378,905
U S Geothermal, Inc.†#	50,416	44,366
UIL Holdings Corp.	20,499	420,640
Unisource Energy Corp.	27,985	703,543
Westar Energy, Inc.	85,231	1,440,404

		11,027,990

Electric-Transmission - 0.3%

ITC Holdings Corp.	40,180	1,483,847

Electronic Components-Misc. - 0.5%

Bel Fuse, Inc., Class B	9,636	90,289
Benchmark Electronics, Inc.†	54,844	535,826

CTS Corp.	27,347	86,143
Daktronics, Inc.#	26,657	182,867
LaBarge, Inc.†	9,915	55,028
Methode Electronics, Inc.	30,889	109,656
Microvision, Inc.†#	55,302	67,469
NVE Corp.†	3,772	102,221
OSI Systems, Inc.†	12,789	202,066
Plexus Corp.†	32,447	416,944
Rogers Corp.†	14,576	266,012
Sanmina-SCI Corp.†	431,594	107,899
Stoneridge, Inc.†	11,893	21,645
Technitrol, Inc.	33,272	42,921

		2,286,986

Electronic Components-Semiconductors - 1.6%

Actel Corp.†	20,554	186,425
Advanced Analogic Technologies, Inc.†	37,106	116,884
Amkor Technology, Inc.†	88,618	151,537
Applied Micro Circuits Corp.†	52,675	190,157
AuthenTec, Inc.†	20,365	27,696
Bookham, Inc.†	81,902	18,837
Cavium Networks, Inc.†#	24,617	234,108
Ceva, Inc.†	16,368	96,080
Diodes, Inc.†#	23,524	183,017
DSP Group, Inc.†	18,730	103,951
Emcore Corp†#	59,646	41,060
Entropic Communications, Inc.†	7,490	4,269
IXYS Corp.	19,690	165,987
Kopin Corp.†	56,080	89,167
Lattice Semiconductor Corp.†	93,625	120,776
Macrovision Solutions Corp.†#	67,032	1,054,413
Microsemi Corp.†	67,186	679,250
Microtune, Inc.†	44,139	72,388
MIPS Technologies, Inc.†	36,008	72,016
Monolithic Power Systems, Inc.†	21,214	274,721
Netlogic Microsystems, Inc.†#	13,898	329,522
OmniVision Technologies, Inc.†#	41,501	281,792
PLX Technology, Inc.†	22,883	48,970
PMC-Sierra, Inc.†	177,798	908,548
Rubicon Technology, Inc.†#	10,770	42,865
Semtech Corp.†	50,189	589,721
Silicon Image, Inc.†	59,598	138,267
SiRF Technology Holdings, Inc.†#	49,308	90,234
Skyworks Solutions, Inc.†	132,517	861,360
Spansion, Inc. Class A†	103,691	5,185
Supertex, Inc.†#	9,021	188,178
Volterra Semiconductor Corp.†	20,607	166,917
Zoran Corp.†	42,110	218,972

		7,753,270

Electronic Design Automation - 0.1%

Cogo Group, Inc.†#	19,296	119,057
Magma Design Automation, Inc.†#	35,780	39,358
Mentor Graphics Corp.†	73,789	326,885

		485,300

Electronic Measurement Instruments - 0.2%

Analogic Corp.	10,889	307,614
Axsys Technologies, Inc.†	7,098	235,725
Badger Meter, Inc.#	11,855	297,560
FARO Technologies, Inc.†#	13,559	161,217
Measurement Specialties, Inc.†	11,729	42,928
Zygo Corp.†	12,422	50,806

		1,095,850

Electronic Security Devices - 0.1%

American Science and Engineering, Inc.	7,383	448,074
ICX Technologies, Inc.†	11,138	50,901
Taser International, Inc.†	50,879	218,780

		717,755

Energy-Alternate Sources - 0.2%

Akeena Solar, Inc.†#	16,987	18,006
Ascent Solar Technologies, Inc.†#	6,064	16,312
Aventine Renewable Energy Holdings, Inc.†#	23,817	5,240
Clean Energy Fuels Corp.†#	20,077	114,238
Comverge, Inc.†#	17,739	75,746
Ener1, Inc.†#	32,947	103,124
Evergreen Energy, Inc.†#	100,265	78,307
FuelCell Energy, Inc.†#	55,757	153,889
Greenhunter Energy, Inc.†#	3,677	6,471
GT Solar International, Inc.†	24,658	105,290
Headwaters, Inc.†#	34,141	67,599
Pacific Ethanol, Inc.†#	35,947	12,222
Plug Power, Inc.†#	94,407	90,631
Quantum Fuel Systems Technologies Worldwide, Inc.†#	67,085	44,276

		891,351

Engineering/R&D Services - 0.3%

EMCOR Group, Inc.†	55,171	850,185
ENGlobal Corp.†	22,003	64,249
Michael Baker Corp.†	5,945	190,299
Stanley, Inc.†#	7,180	222,652
VSE Corp.	3,258	77,801

		1,405,186

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.#	40,290	490,732

Enterprise Software/Service - 1.6%

Advent Software, Inc.†#	13,559	369,347
American Software, Inc., Class A	18,315	69,963
Ariba, Inc.†	69,501	608,134
Concur Technologies, Inc.†#	35,034	735,364
Epicor Software Corp.†#	48,225	135,512
Informatica Corp.†	71,956	928,232
JDA Software Group, Inc.†	20,920	202,924
Lawson Software, Inc.†	95,957	368,475
ManTech International Corp., Class A†	16,687	870,561
MedAssets, Inc.†	14,849	219,468
MicroStrategy, Inc., Class A†	7,350	268,496
Omnicell, Inc.†	25,257	181,345
Opnet Technologies, Inc.†	10,713	98,131
PROS Holdings, Inc.†	10,459	48,216
RightNow Technologies, Inc.†	22,601	179,678
Sybase, Inc.†#	64,452	1,751,805
SYNNEX Corp.†#	14,146	209,644
Taleo Corp., Class A†	21,152	190,368

The Ultimate Software Group, Inc.†#	20,002	259,026
Tyler Technologies, Inc.†#	30,904	420,604

		8,115,293

Entertainment Software - 0.1%

Take-Two Interactive Software, Inc.	62,492	386,825
THQ, Inc.†#	54,191	135,478

		522,303

Environmental Consulting & Engineering - 0.2%

Tetra Tech, Inc.†	47,842	1,071,661

Environmental Monitoring & Detection - 0.1%

Met-Pro Corp.	12,227	88,524
Mine Safety Appliances Co.#	25,209	460,064

		548,588

Filtration/Separation Products - 0.3%

CLARCOR, Inc.	41,050	1,082,078
Flanders Corp.†	13,072	53,595
PMFG, Inc.†#	10,543	55,140
Polypore International, Inc.†	12,953	62,822

		1,253,635

Finance-Auto Loans - 0.0%

Credit Acceptance Corp.†#	4,833	91,972

Finance-Commercial - 0.0%

Newstar Financial, Inc.†	19,446	26,641

Finance-Consumer Loans - 0.2%

Encore Capital Group, Inc.†	11,124	44,162
Nelnet, Inc., Class A†	14,219	72,517
Ocwen Financial Corp.†#	28,954	264,350
Portfolio Recovery Associates, Inc.†#	12,344	278,481
The First Marblehead Corp.†#	56,189	53,380
World Acceptance Corp.†#	13,293	194,875

		907,765

Finance-Credit Card - 0.0%

Advanta Corp., Class B	31,130	14,943
CompuCredit Corp.†#	13,093	27,495

		42,438

Finance-Investment Banker/Broker - 1.2%

Broadpoint Securities Group, Inc.†#	20,632	49,517
Diamond Hill Investment Group, Inc.†#	1,672	66,847
Duff & Phelps Corp New Cl A†	8,618	119,273
Evercore Partners, Inc., Class A#	8,011	97,814
FBR Capital Markets Corp.†	20,812	43,705
Friedman Billings Ramsey Group, Inc., Class A†#	120,211	18,032
Greenhill & Co., Inc.#	14,082	909,697
Interactive Brokers Group, Inc., Class A†	33,010	463,790
International Assets Holding Corp.†	3,625	27,913
KBW, Inc.†	21,264	302,161
Knight Capital Group, Inc., Class A†	76,390	1,343,700
LaBranche & Co., Inc.†	41,580	240,332
Ladenburg Thalmann Financial Services, Inc.†#	87,203	45,346
optionsXpress Holdings, Inc.	34,420	339,725
Penson Worldwide, Inc.†#	13,667	65,602
Piper Jaffray Cos., Inc.†	15,228	334,864
Sanders Morris Harris Group, Inc.	15,820	67,393
Stifel Financial Corp.†#	20,843	686,568
SWS Group, Inc.	19,789	268,537
Thomas Weisel Partners Group, Inc.†#	15,776	46,381
TradeStation Group, Inc.†	26,125	139,508

		5,676,705

Finance-Leasing Companies - 0.1%

Financial Federal Corp.	20,705	393,395

Finance-Mortgage Loan/Banker - 0.0%

Federal Agricultural Mtg. Corp., Class C#	7,708	27,518

Finance-Other Services - 0.1%

Asset Acceptance Capital Corp.†#	12,128	40,629
BGC Parnters, Inc., Class A	27,306	46,693
FCStone Group, Inc.†#	18,453	30,263
GFI Group, Inc.	53,732	120,359
MarketAxess Holdings, Inc.†	25,193	198,773

		436,717

Financial Guarantee Insurance - 0.1%

Ambac Financial Group, Inc.#	233,198	137,587
Assured Guaranty, Ltd.#	45,345	200,425
PMI Group, Inc.#	66,027	33,674
Primus Guaranty, Ltd.†#	18,935	29,917
Radian Group, Inc.#	65,389	124,893

		526,496

Firearms & Ammunition - 0.0%

Smith & Wesson Holding Corp.†#	30,530	116,930

Fisheries - 0.0%

HQ Sustainable Maritime Industries, Inc.†	5,421	33,881

Food-Baking - 0.3%

Flowers Foods, Inc.#	62,854	1,402,273

Food-Canned - 0.1%

Treehouse Foods, Inc.†#	25,369	677,099

Food-Confectionery - 0.1%

Tootsie Roll Industries, Inc.#	19,340	414,263

Food-Dairy Products - 0.0%

American Dairy, Inc.†#	5,774	66,459
Lifeway Foods, Inc.†#	3,924	32,530

		98,989

Food-Misc. - 1.3%

B & G Foods, Inc.	16,340	62,092
Cal-Maine Foods, Inc.#	10,545	234,943
Calavo Growers, Inc.#	8,431	99,992
Chiquita Brands International, Inc.†#	35,200	173,184
Diamond Foods, Inc.#	13,051	279,944
Hain Celestial Group, Inc.†#	32,942	463,823

J & J Snack Foods Corp.	11,509	363,339
Lancaster Colony Corp.	16,389	637,204
Lance, Inc.	21,983	479,449
M&F Worldwide Corp.†	9,439	99,393
Ralcorp Holdings, Inc.†	45,699	2,769,359
Seaboard Corp.	274	241,120
Smart Balance, Inc.†#	50,919	298,385
Zhongpin, Inc.†#	14,995	127,458

		6,329,685

Food-Retail - 0.4%

Arden Group, Inc., Class A	933	96,621
Great Atlantic & Pacific Tea Co., Inc.†#	28,673	116,699
Ingles Markets, Inc., Class A	10,223	138,828
Ruddick Corp.	34,219	741,868
Village Super Market Inc., Class A	5,192	135,823
Weis Markets, Inc.	8,967	248,834
Winn-Dixie Stores, Inc.†	43,959	425,084

		1,903,757

Food-Wholesale/Distribution - 0.4%

Fresh Del Monte Produce, Inc.†	34,094	640,285
Nash Finch Co.#	10,354	360,734
Spartan Stores, Inc.	17,786	272,126
United Natural Foods, Inc.†#	34,857	518,672

		1,791,817

Footwear & Related Apparel - 0.5%

CROCS, Inc.†#	67,658	82,543
Deckers Outdoor Corp.†#	10,600	437,462
Iconix Brand Group, Inc.†#	46,872	379,663
Skechers USA, Inc., Class A†	26,688	170,269
Steven Madden, Ltd.†	14,350	232,757
Timberland Co., Class A†	38,859	437,164
Weyco Group, Inc.#	5,893	129,174
Wolverine World Wide, Inc.	40,454	613,283

		2,482,315

Forestry - 0.1%

Deltic Timber Corp.	8,550	267,615

Funeral Services & Related Items - 0.0%

Stewart Enterprises, Inc., Class A#	67,986	157,728

Gambling (Non-Hotel) - 0.1%

Dover Downs Gaming & Entertainment, Inc.#	11,348	30,299
Isle of Capri Casinos, Inc.†#	12,837	36,971
Pinnacle Entertainment, Inc.†#	48,743	366,060

		433,330

Gas-Distribution - 1.7%

Chesapeake Utilities Corp.	5,536	146,981
Laclede Group, Inc.	17,742	702,229
New Jersey Resources Corp.	34,087	1,195,431
Nicor, Inc.#	36,698	1,151,583
Northwest Natural Gas Co.	21,476	879,442
Piedmont Natural Gas, Inc.	59,681	1,440,699
South Jersey Industries, Inc.	24,170	871,570
Southwest Gas Corp.	35,185	685,756
WGL Holdings, Inc.	40,217	1,220,988

		8,294,679

Gold Mining - 0.2%

Royal Gold, Inc.#	23,772	961,815

Golf - 0.1%

Callaway Golf Co.	53,881	364,774

Hazardous Waste Disposal - 0.2%

American Ecology Corp.	13,232	207,742
Clean Harbors, Inc.†	16,063	780,341
EnergySolutions	26,993	174,105

		1,162,188

Health Care Cost Containment - 0.0%

Corvel Corp.†	6,145	115,895

Heart Monitors - 0.0%

Cardiac Science Corp.†	15,810	57,548

Home Furnishings - 0.2%

American Woodmark Corp.#	8,601	124,456
Ethan Allen Interiors, Inc.#	20,010	190,895
Furniture Brands International, Inc.	33,780	45,941
Hooker Furniture Corp.	7,454	51,433
Kimball International, Inc., Class B	25,953	155,718
La-Z-Boy, Inc.	41,802	37,622
Sealy Corp.†#	35,949	28,759
Tempur-Pedic International, Inc.#	60,711	372,766

		1,007,590

Hotels/Motels - 0.1%

Gaylord Entertainment Co.†#	33,208	217,844
Lodgian, Inc.†	13,185	23,997
Marcus Corp.	16,459	136,281
Morgans Hotel Group Co.†#	20,052	46,320

		424,442

Housewares - 0.0%

Libbey, Inc.	11,875	11,994

Human Resources - 0.7%

Administaff, Inc.#	17,521	340,959
AMN Healthcare Services, Inc.†	27,506	179,064
CDI Corp.	10,080	76,507
Cross Country Healthcare, Inc.†#	24,924	184,438
Emergency Medical Services Corp., Class A†#	7,580	232,100
Gevity HR, Inc.	20,073	42,755
Heidrick & Struggles International, Inc.	13,975	224,159
Hudson Highland Group, Inc.†	20,356	23,613
Kelly Services, Inc., Class A	21,332	162,123
Kenexa Corp.†	18,317	84,258
Kforce, Inc.†	24,917	159,718
Korn/Ferry International†	37,714	348,477
MPS Group, Inc.†	76,667	381,035
On Assignment, Inc.†	28,792	67,949
Resources Connection, Inc.†#	36,991	508,626
Spherion Corp.†	41,856	51,483
Successfactors Inc†	19,773	100,447

TrueBlue, Inc.†	36,032	253,305

		3,421,016

Identification Systems - 0.3%

Brady Corp., Class A	40,828	699,384
Checkpoint Systems, Inc.†	32,245	250,866
Cogent, Inc.†	33,392	347,277
L-1 Identity Solutions, Inc.†	58,775	270,365

		1,567,892

Independent Power Producers - 0.1%

Ormat Technologies, Inc.#	14,554	373,892
Synthesis Energy Systems, Inc.†	20,609	9,274

		383,166

Industrial Audio & Video Products - 0.0%

China Sec Surveillance Tech†	23,002	72,916
Sonic Solutions†#	18,017	17,837

		90,753

Industrial Automated/Robotic - 0.4%

Cognex Corp.	32,156	353,716
Gerber Scientific, Inc.†	19,243	44,836
Hurco Cos., Inc.†#	5,217	60,569
Intermec, Inc.†	50,043	504,934
iRobot Corp.†#	14,546	114,623
Nordson Corp.#	27,388	681,961

		1,760,639

Instruments-Controls - 0.3%

Watts Water Technologies, Inc., Class A#	23,738	402,834
Woodward Governor Co.	47,732	821,945

		1,224,779

Instruments-Scientific - 0.3%

Dionex Corp.†	14,893	696,843
FEI Co.†	29,646	424,234
OYO Geospace Corp.†#	3,314	37,283
Varian, Inc.†	24,008	543,301

		1,701,661

Insurance Brokers - 0.1%

Crawford & Co., Class B†#	19,651	156,225
eHealth, Inc.†	20,261	256,302
Life Partners Holdings, Inc.#	6,021	103,019

		515,546

Insurance-Life/Health - 0.3%

American Equity Investment Life Holding Co.#	44,393	170,469
Delphi Financial Group, Inc., Class A	33,593	364,148
FBL Financial Group, Inc., Class A#	10,421	31,576
Independence Holding Co.	5,274	19,039
Kansas City Life Insurance Co.	3,718	88,451
National Western Life Insurance Co., Class A	1,839	186,934
Presidential Life Corp.	17,612	116,239
The Phoenix Cos., Inc.	93,008	44,644
Universal American Corp.†	31,973	214,539

		1,236,039

Insurance-Multi-line - 0.2%

Citizens, Inc.†#	30,367	197,386
Horace Mann Educators Corp.	33,028	253,985
United Fire & Casualty Co.	18,502	313,794

		765,165

Insurance-Property/Casualty - 1.8%

American Physicians Capital, Inc.	6,175	261,635
American Safety Insurance Holdings, Ltd.†	8,621	88,538
Amerisafe, Inc.†	15,302	221,879
Amtrust Financial Services, Inc.	12,876	107,901
Baldwin & Lyons, Inc., Class B	6,976	118,243
CNA Surety Corp.†	13,599	197,865
Donegal Group, Inc., Class A	9,526	133,936
EMC Insurance Group, Inc.#	4,756	95,025
Employers Holdings, Inc.	40,180	385,728
Enstar Group, Ltd.†	4,541	209,295
First Acceptance Corp.†	14,021	35,473
First Mercury Financial Corp.†	11,811	140,669
FPIC Insurance Group, Inc.†	6,713	249,052
Hallmark Financial Services, Inc.†	4,787	32,791
Harleysville Group, Inc.	10,611	315,783
Infinity Property & Casualty Corp.	11,641	413,605
Meadowbrook Insurance Group, Inc.	45,101	259,782
National Interstate Corp.	4,994	82,900
Navigators Group, Inc.†	10,707	559,227
NYMAGIC, Inc.	3,615	43,488
PMA Capital Corp., Class A†	25,830	132,766
ProAssurance Corp.†	26,062	1,245,503
RLI Corp.	15,172	743,125
Safety Insurance Group, Inc.	13,220	413,389
SeaBright Insurance Holdings, Inc.†	17,234	167,514
Selective Insurance Group, Inc.	43,339	521,368
State Auto Financial Corp.	11,511	192,464
Stewart Information Services Corp.	13,878	202,480
Tower Group, Inc.	29,201	595,408
United America Indemnity, Ltd. Class A†	14,982	127,647
Zenith National Insurance Corp.	30,230	664,758

		8,959,237

Insurance-Reinsurance - 1.8%

Argo Group International Holdings, Ltd.†	24,961	707,145
Aspen Insurance Holdings, Ltd.	69,427	1,512,814
Flagstone Reinsurance Holdings, Ltd.	24,485	182,413
Greenlight Capital Re, Ltd. Class A†	23,419	339,107
IPC Holdings, Ltd.	37,989	965,301
Maiden Holdings, Ltd.	39,941	178,137
Max Re Capital, Ltd.	45,895	757,268
Montpelier Re Holdings, Ltd.	75,909	964,044
Odyssey Re Holdings Corp.	17,882	830,798
Platinum Underwriters Holdings, Ltd.	39,776	1,115,319
Validus Holdings, Ltd.	52,383	1,254,049

		8,806,395

Internet Application Software - 0.6%

Art Technology Group, Inc.†	104,698	228,242
China Information Sec Tech, Inc.†#	18,629	47,504
Cybersource Corp.†	56,083	690,943
DealerTrack Holdings, Inc.†	32,382	341,954

eResearchTechnology, Inc.†	35,141	170,434
Interwoven, Inc.†	37,022	594,943
RealNetworks, Inc.†	69,617	160,119
S1 Corp.†	37,967	216,412
Vignette Corp.†	20,094	132,821
Vocus, Inc.†	13,059	217,302

		2,800,674

Internet Connectivity Services - 0.1%

Cogent Communications Group, Inc.†#	36,251	239,982
Internap Network Services Corp.†#	40,992	125,025
PC-Tel, Inc.	15,602	79,102

		444,109

Internet Content-Entertainment - 0.0%

Limelight Networks, Inc.†#	23,433	62,800

Internet Content-Information/News - 0.1%

Dice Holdings Inc†#	12,788	30,308
Hsw International Inc†#	22,663	4,079
InfoSpace, Inc.†	27,959	147,903
Loopnet, Inc.†#	23,788	139,398
TechTarget, Inc.†#	11,311	28,277
The Knot, Inc.†	22,949	142,054
TheStreet.com, Inc.#	14,802	29,160

		521,179

Internet Financial Services - 0.1%

Online Resources Corp.†	23,432	69,359
Thinkorswim Group, Inc.†	42,313	333,003

		402,362

Internet Incubators - 0.1%

Internet Capital Group, Inc.†	31,467	127,441
Moduslink Global Solutions, Inc.†	37,521	71,290
Safeguard Scientifics, Inc.†#	98,810	50,393

		249,124

Internet Infrastructure Equipment - 0.1%

Avocent Corp.†#	36,370	435,713

Internet Infrastructure Software - 0.3%

AsiaInfo Holdings, Inc.†	28,155	343,772
Chordiant Software, Inc.†	24,426	52,272
SupportSoft, Inc.†	37,617	65,454
TeleCommunication Systems, Inc., Class A†	27,358	225,703
TIBCO Software, Inc.†	142,249	687,063

		1,374,264

Internet Security - 0.2%

Blue Coat Systems, Inc.†	26,927	295,659
Entrust, Inc.†	49,811	77,705
SonicWALL, Inc.†	43,363	191,664
Sourcefire, Inc.†#	16,273	110,168
Vasco Data Security International, Inc.†#	21,837	107,875

		783,071

Internet Telephone - 0.1%

Ibasis, Inc.†	24,263	15,286
j2 Global Communications, Inc.†	36,103	676,209

		691,495

Intimate Apparel - 0.2%

The Warnaco Group, Inc.†	36,998	801,007

Investment Companies - 0.4%

Ampal American Israel Class A†#	15,997	23,356
Apollo Investment Corp.#	115,627	477,540
Ares Capital Corp.#	78,986	284,350
Blackrock Kelso Capital Corp#	10,568	39,630
Capital Southwest Corp.	2,476	162,574
Fifth Street Finance Corp.	8,126	55,094
Gladstone Capital Corp.	17,145	113,157
Gladstone Investment Corp.	17,951	72,522
Harris & Harris Group, Inc.†#	21,024	66,015
Hercules Technology Growth Capital, Inc.	26,714	115,672
Kohlberg Capital Corp.	14,069	27,575
MCG Capital Corp.	61,478	46,723
Medallion Financial Corp.	12,074	61,577
MVC Capital, Inc.	19,754	157,044
NGP Capital Resources Co.	17,584	106,559
Patriot Capital Funding, Inc.	16,831	30,296
PennantPark Investment Corp.	17,129	51,387
Prospect Capital Corp.#	24,096	194,937

		2,086,008

Investment Management/Advisor Services - 0.1%

Calamos Asset Management, Inc., Class A	16,351	56,411
Cohen & Steers, Inc.#	13,633	122,561
Epoch Holding Corp.#	8,939	43,980
GAMCO Investors, Inc., Class A#	6,159	178,611
National Financial Partners Corp.#	32,118	79,974
Pzena Investment Management, Inc., Class A#	5,001	9,802
U.S. Global Investors, Inc., Class A#	10,292	39,624
Virtus Investment Partners, Inc.†	4,650	23,250
Westwood Holdings Group, Inc.#	4,363	153,621

		707,834

Lasers-System/Components - 0.3%

Coherent, Inc.†	19,202	293,790
Cymer, Inc.†	24,676	455,766
Electro Scientific Industries, Inc.†	22,042	116,823
II-VI, Inc.†	19,848	356,470
Newport Corp.†	29,263	117,637
Rofin-Sinar Technologies, Inc.†	24,134	353,563

		1,694,049

Leisure Products - 0.2%

Brunswick Corp.#	71,205	220,023
Marine Products Corp.#	8,146	30,710
WMS Industries, Inc.†#	35,674	646,770

		897,503

Lighting Products & Systems - 0.0%

Orion Energy Systems, Inc.†#	6,123	25,166

Universal Display Corp.†#	23,511	141,771

		166,937

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A	15,041	268,482
UniFirst Corp.	11,675	279,733

		548,215

Machine Tools & Related Products - 0.0%

K-Tron International, Inc.†	1,968	109,185
Thermadyne Hldgs Corp.†	10,875	21,206

		130,391

Machinery-Construction & Mining - 0.1%

Astec Industries, Inc.†#	14,667	325,901

Machinery-Electrical - 0.3%

Baldor Electric Co.#	37,491	457,765
Franklin Electric Co., Inc.#	18,590	408,980
Regal-Beloit Corp.	26,151	750,011

		1,616,756

Machinery-Farming - 0.1%

Alamo Group, Inc.	5,033	58,332
Lindsay Corp.#	9,688	234,934

		293,266

Machinery-General Industrial - 0.7%

Albany International Corp., Class A	24,131	207,527
Altra Holdings, Inc.†	21,469	115,503
Applied Industrial Technologies, Inc.	34,387	554,318
Chart Industries, Inc.†	23,024	147,814
DXP Enterprises, Inc.†	5,831	66,532
Flow International Corp.†	30,559	36,671
Intevac, Inc.†	17,637	68,961
Kadant, Inc.†	10,480	94,949
Middleby Corp.†#	14,721	320,182
Robbins & Myers, Inc.	22,800	367,764
Sauer-Danfoss, Inc.#	9,024	52,790
Tennant Co.#	13,493	133,041
Twin Disc, Inc.#	7,080	34,338
Wabtec Corp.#	39,352	1,053,059

		3,253,449

Machinery-Material Handling - 0.1%

Cascade Corp.#	7,372	120,901
Columbus McKinnon Corp.†	15,438	135,391
Key Technology, Inc.†	4,060	40,519
NACCO, Industries, Inc., Class A	4,827	100,401

		397,212

Machinery-Print Trade - 0.0%

Presstek, Inc.†#	22,426	36,779

Machinery-Pumps - 0.1%

Tecumseh Products Co., Class A†	13,251	70,230
The Gorman-Rupp Co.#	11,664	206,336

		276,566

Machinery-Thermal Process - 0.0%

Raser Technologies, Inc.†#	41,871	137,756

Marine Services - 0.0%

Great Lakes Dredge & Dock Corp.	32,367	78,328
Odyssey Marine Exploration, Inc.†#	42,559	142,998

		221,326

Medical Imaging Systems - 0.1%

IRIS International, Inc.†	14,965	142,317
Vital Images, Inc.†	11,929	116,785

		259,102

Medical Information Systems - 0.6%

Allscripts-Misys Healthcare Solutions, Inc.#	118,622	1,032,011
Athenahealth, Inc†#	16,786	427,707
Computer Programs & Systems, Inc.	7,508	200,839
Eclipsys Corp.†#	44,196	352,242
Phase Forward, Inc.†	34,783	481,745
Quality Systems, Inc.#	14,231	550,882

		3,045,426

Medical Instruments - 1.1%

Abaxis, Inc.†#	17,621	275,593
AngioDynamics, Inc.†	19,659	233,352
Bruker BioSciences Corp.†	41,038	172,770
Conceptus, Inc.†#	24,558	275,786
CONMED Corp.†	23,292	316,538
CryoLife, Inc.†	22,624	114,251
Dexcom, Inc.†#	33,127	134,165
Ev3, Inc.†#	57,145	336,584
Genomic Health, Inc.†#	11,320	222,778
Kensey Nash Corp.†	5,872	111,920
Micrus Endovascular Corp.†#	12,642	79,645
Natus Medical, Inc.†	22,411	175,478
NuVasive, Inc.†#	28,915	819,740
Spectranetics Corp.†	25,726	57,884
Stereotaxis, Inc.†#	24,944	78,324
SurModics, Inc.†#	12,528	218,864
Symmetry Medical, Inc.†	28,835	154,267
Thoratec Corp.†#	44,288	1,011,538
Trans1, Inc.†#	9,918	60,797
Vision Sciences, Inc. Del†#	13,676	13,676
Volcano Corp.†	38,368	573,985

		5,437,935

Medical Labs & Testing Services - 0.1%

Bio-Reference Laboratories, Inc.†	9,377	217,640
Genoptix, Inc.†	6,763	205,054
Life Sciences Research, Inc.†	7,098	35,987

		458,681

Medical Laser Systems - 0.0%

Cynosure, Inc. Class A†#	7,767	42,563
Palomar Medical Technologies, Inc.†#	14,836	108,303

		150,866

Medical Products - 1.5%

ABIOMED, Inc.†#	27,646	188,269
Accuray, Inc.†#	29,336	136,999

Alphatec Holdings, Inc.†#	20,271	33,650
American Medical Systems Holdings, Inc.†#	59,149	612,192
Atrion Corp.	1,221	91,770
Caliper Life Sciences, Inc.†	38,846	34,961
Cantel Medical Corp.†	10,145	126,610
Cyberonics, Inc.†#	19,305	259,652
Exactech, Inc.†	6,180	85,160
Greatbatch, Inc.†#	18,590	362,133
Haemonetics Corp.†	20,910	1,116,176
Hanger Orthopedic Group, Inc.†	25,032	332,926
Invacare Corp.	26,079	418,307
Luminex Corp.†#	33,512	556,299
Metabolix, Inc.†#	15,428	90,562
NxStage Medical, Inc.†#	21,069	65,946
Orthofix International NV†	13,893	220,760
Orthovita, Inc.†	53,827	162,558
PSS World Medical, Inc.†#	50,351	726,565
Synovis Life Technologies, Inc.†	9,415	117,499
TomoTherapy, Inc.†#	33,285	80,550
Vnus Medical Technologies, Inc.†	10,574	201,858
West Pharmaceutical Services, Inc.#	26,284	806,919
Wright Medical Group, Inc.†#	30,215	441,441
Zoll Medical Corp.†	16,989	233,599

		7,503,361

Medical Sterilization Products - 0.2%

STERIS Corp.	47,597	1,097,587

Medical-Biomedical/Gene - 4.2%

Acorda Therapeutics, Inc.†	30,112	662,464
Affymax, Inc.†#	8,521	111,455
Alexion Pharmaceuticals, Inc.†#	66,419	2,271,530
Alnylam Pharmaceuticals, Inc.†#	28,918	533,248
AMAG Pharmaceuticals, Inc.†#	13,816	373,723
American Oriental Bioengineering, Inc.†#	50,176	185,149
Arena Pharmaceuticals, Inc.†#	60,036	250,350
ARIAD Pharmaceuticals, Inc.†#	56,460	62,671
Arqule, Inc.†#	32,963	103,504
Bio-Rad Laboratories, Inc., Class A†	15,393	857,390
BioMimetic Therapeutics, Inc.†#	10,780	90,336
Cambrex Corp.†	23,646	51,075
Celera Corp.†	65,024	418,104
Cell Genesys, Inc.†	69,808	14,736
Celldex Therapeutics, Inc.†	12,136	83,253
Clinical Data, Inc.†	9,171	76,578
Cougar Biotechnology, Inc.†	12,124	303,464
Cubist Pharmaceuticals, Inc.†#	45,843	651,429
Cytokinetics, Inc.†	28,418	44,900
Dendreon Corp.†#	75,769	231,095
Discovery Laboratories, Inc.†#	78,608	85,683
Emergent Biosolutions, Inc.†#	11,005	212,507
Enzo Biochem, Inc.†#	26,126	95,882
Enzon Pharmaceuticals, Inc.†#	36,368	192,387
Exelixis, Inc.†#	85,456	369,170
Facet Biotech Corp.†	19,399	126,288
Geron Corp.†#	70,020	322,092
GTx, Inc.†#	15,143	140,981
Halozyme Therapeutics, Inc.†#	49,455	219,086
Human Genome Sciences, Inc.†#	110,110	208,108
Idera Pharmaceuticals, Inc.†#	16,708	93,231
Immunogen, Inc.†#	41,236	167,418
Immunomedics, Inc.†#	53,124	52,593
Incyte Corp.†#	61,948	143,100
Integra LifeSciences Holdings Corp.†	14,475	377,942
InterMune, Inc.†#	28,461	428,338
Lexicon Pharmaceuticals, Inc.†#	65,284	60,061
Ligand Pharmaceuticals, Inc. Class B†#	82,971	224,851
Marshall Edwards, Inc.†#	16,783	6,545
Martek Biosciences Corp.#	26,718	500,428
Maxygen, Inc.†	20,450	142,128
Molecular Insight Pharmaceuticals, Inc.†#	14,373	27,021
Momenta Pharmaceuticals, Inc.†	21,540	206,784
Myriad Genetics, Inc.†	36,290	2,861,467
Nanosphere, Inc.†#	10,482	34,171
Novavax, Inc.†#	47,172	38,681
OSI Pharmaceuticals, Inc.†#	46,502	1,585,718
PDL BioPharma, Inc.	96,998	569,378
Protalix BioTherapeutics, Inc.†	8,760	20,148
Regeneron Pharmaceuticals, Inc.†	50,422	718,514
Repligen Corp.†	25,249	98,724
Rexahn Pharmaceuticals, Inc.†#	23,738	14,243
RTI Biologics, Inc.†	43,686	123,195
Sangamo Biosciences, Inc.†#	29,765	106,261
Seattle Genetics, Inc.†#	53,115	426,513
Sequenom, Inc.†#	49,330	721,698
The Medicines Co.†	42,282	518,800
United Therapeutics Corp.†	18,304	1,228,381
XOMA, Ltd.†	107,549	54,850

		20,899,820

Medical-Drugs - 1.4%

Acadia Pharmaceuticals, Inc.†#	26,836	22,274
Adolor Corp.†	37,421	74,842
Akorn, Inc.†#	46,351	64,891
Amicus Therapeutics, Inc.†#	3,973	32,022
Ardea Biosciences, Inc.†	11,716	138,835
Array Biopharma, Inc.†#	38,646	120,576
Auxilium Pharmaceuticals, Inc.†#	33,453	918,954
Biodel, Inc.†#	8,732	32,483
Bioform Med Inc†#	17,779	19,201
Cadence Pharmaceuticals, Inc.†#	16,433	104,843
China Sky One Med, Inc.†	6,405	70,455
Cytori Therapeutics, Inc.†#	17,528	48,377
Durect Corp.†	66,504	132,343
Idenix Pharmaceuticals, Inc.†#	20,336	75,040
Javelin Pharmaceuticals. Inc.†#	40,002	51,203
Jazz Pharmaceuticals Inc†	6,226	4,607
K-V Pharmaceutical Co., Class A†#	26,774	18,206
MAP Pharmaceuticals, Inc.†#	6,352	14,165
Medicis Pharmaceutical Corp., Class A	45,884	517,571
Medivation, Inc.†#	20,722	345,436
Middlebrook Pharmaceuticals, Inc.†#	29,141	48,665
Opko Health, Inc.†	39,015	44,087
Optimer Pharmaceuticals, Inc.†#	20,913	223,978
Orexigen Therapeutics, Inc.†#	16,289	64,993
Pain Therapeutics, Inc.†	27,941	126,573
Pharmasset, Inc.†	16,545	158,005

PharMerica Corp.†#	24,729	414,953
Pozen, Inc.†	21,173	126,403
Progenics Pharmaceuticals, Inc.†#	21,650	139,209
Rigel Pharmaceuticals, Inc.†#	29,659	155,413
Salix Pharmaceuticals, Ltd.†#	38,819	289,202
Savient Pharmaceuticals, Inc.†#	44,086	190,452
Sucampo Pharmaceuticals, Inc. Class A†	7,430	37,447
Synta Pharmaceuticals Corp.†#	13,604	18,501
Targacept, Inc.†	14,738	34,782
Valeant Pharmaceuticals International†#	51,747	900,398
ViroPharma, Inc.†#	63,975	265,496
Vivus, Inc.†	56,129	226,200
XenoPort, Inc.†	22,068	461,000
Zymogenetics, Inc.†#	30,328	125,861

		6,857,942

Medical-Generic Drugs - 0.1%

Acura Pharmaceuticals, Inc.†#	6,634	41,927
Caraco Pharmaceutical Laboratories, Ltd†	9,611	39,405
Par Pharmaceutical Cos., Inc.†	28,075	373,959

		455,291

Medical-HMO - 0.7%

AMERIGROUP Corp.†	43,528	1,078,624
Centene Corp.†	35,282	599,088
Healthspring, Inc.†	40,170	325,377
Magellan Health Services, Inc.†	32,917	1,091,528
Molina Healthcare, Inc.†#	11,164	209,102
Triple-S Management Corp., Class B†#	11,532	132,733

		3,436,452

Medical-Hospitals - 0.0%

MedCath Corp.†	12,934	103,731

Medical-Nursing Homes - 0.3%

Assisted Living Concepts, Inc. Class A	44,600	132,016
Ensign Group Inc	6,762	89,461
Kindred Healthcare, Inc.†	22,772	327,689
National Healthcare Corp.#	6,900	286,350
Skilled Healthcare Group, Inc. Class A†	14,223	120,469
Sun Healthcare Group, Inc.†	34,978	312,703

		1,268,688

Medical-Outpatient/Home Medical - 0.5%

Air Methods Corp.†#	8,723	145,587
Almost Family, Inc.†#	5,175	105,001
Amedisys, Inc.†#	21,541	704,606
Amsurg Corp.†	25,589	399,700
Gentiva Health Services, Inc.†	20,675	358,298
LHC Group, Inc.†#	11,900	237,167
Odyssey HealthCare, Inc.†	26,623	275,814
Res-Care, Inc.†	20,165	246,618

		2,472,791

Metal Processors & Fabrication - 0.6%

Ampco-Pittsburgh Corp.	6,726	73,650
CIRCOR International, Inc.	13,681	304,129
Dynamic Materials Corp.#	10,246	95,493
Haynes International, Inc.†	9,682	130,707
Kaydon Corp.	27,846	696,150
Ladish Co,. Inc.†	12,928	88,557
LB Foster Co., Class A†	8,334	178,098
Mueller Industries, Inc.	30,165	545,081
NN, Inc.	12,890	12,245
RBC Bearings, Inc.†	17,709	264,218
Sun Hydraulics Corp.#	9,477	125,665
Worthington Industries, Inc.#	52,290	428,778

		2,942,771

Metal Products-Distribution - 0.0%

A.M. Castle & Co.	13,415	97,795
Lawson Products, Inc.	3,402	60,454

		158,249

Metal-Aluminum - 0.1%

Kaiser Aluminum Corp.#	12,816	282,465

Metal-Diversified - 0.0%

Hecla Mining Co.†#	137,807	209,467

Mining - 0.0%

Allied Nevada Gold Corp.†#	36,600	146,400

Miscellaneous Manufacturing - 0.1%

American Railcar Industries, Inc.#	7,585	57,191
China Fire & Security Group, Inc.†	11,380	75,222
Freightcar America, Inc.#	9,638	157,485
Movado Group, Inc.	12,936	73,865
NL Industries, Inc.#	5,531	51,272
Reddy Ice Holdings, Inc.	14,524	19,607
Trimas Corp.†	11,897	13,444

		448,086

MRI/Medical Diagnostic Imaging - 0.1%

Alliance HealthCare Services, Inc.†	20,745	170,109
Nighthawk Radiology Holdings, Inc.†	17,619	46,867
RadNet, Inc.†#	17,341	39,711
Virtual Radiologic Corp.†#	5,385	33,656

		290,343

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A	40,259	378,435

Multimedia - 0.0%

Entravision Communications Corp., Class A†	45,822	17,412
Journal Communications, Inc., Class A	34,317	32,258
Martha Stewart Living Omnimedia, Inc., Class A†#	20,565	43,598
Media General, Inc., Class A#	18,585	28,621

		121,889

Music - 0.0%

Steinway Musical Instruments, Inc.†	5,575	51,402

Networking Products - 1.1%

3Com Corp.†	327,788	724,412
Acme Packet, Inc.†#	20,311	89,165
Adaptec, Inc.†	98,311	230,048
Anixter International, Inc.†#	24,281	714,104
Atheros Communications, Inc.†#	48,233	582,655
BigBand Networks, Inc.†#	26,719	145,351
Black Box Corp.	14,241	282,541

Extreme Networks, Inc.†	71,777	101,923
Hypercom Corp.†	43,409	51,657
Infinera Corp.†#	75,437	543,146
Ixia†	34,664	172,627
Netgear, Inc.†	28,734	317,511
Parkervision, Inc.†#	18,683	31,574
Polycom, Inc.†	71,174	946,614
Starent Networks Corp.†#	24,176	382,223
Switch & Data Facilities Co., Inc.†#	16,682	102,594

		5,418,145

Non-Ferrous Metals - 0.2%

Brush Engineered Materials, Inc.	16,578	205,567
Horsehead Holding Corp†	28,389	108,162
RTI International Metals, Inc.†	18,693	202,632
Uranium Resources, Inc.†#	40,005	20,003
USEC, Inc.†#	90,378	454,601

		990,965

Non-Hazardous Waste Disposal - 0.3%

Casella Waste Systems, Inc., Class A†	18,301	38,432
Waste Connections, Inc.†	64,773	1,544,188
Waste Services, Inc.†	19,305	83,977

		1,666,597

Office Furnishings-Original - 0.2%

Herman Miller, Inc.	45,622	459,870
HNI Corp.#	36,130	354,435
Interface, Inc. Class A	43,328	96,621
Knoll, Inc.	39,360	259,776

		1,170,702

Office Supplies & Forms - 0.1%

ACCO Brands Corp.†	44,034	41,832
Ennis, Inc.	20,911	171,052
The Standard Register Co.#	12,037	58,259

		271,143

Oil & Gas Drilling - 0.1%

Atlas America, Inc.	28,050	282,183
Bronco Drilling Co., Inc.†#	21,358	86,713
Parker Drilling Co.†	91,826	146,922
Pioneer Drilling Co.†	40,479	155,439

		671,257

Oil Companies-Exploration & Production - 2.0%

Abraxas Petroleum Corp.†	34,130	29,011
American Oil And Gas, Inc.†#	29,823	16,403
APCO Argentina, Inc.#	3,111	49,745
Approach Resource, Inc.†	7,303	49,076
Arena Resources, Inc.†	30,821	660,186
ATP Oil & Gas Corp.†#	22,588	78,832
Berry Petroleum Co., Class A#	34,702	230,768
Bill Barrett Corp.†#	29,776	575,868
BMB Munai, Inc.†	32,493	16,896
BPZ Resources, Inc.†#	48,719	167,593
Brigham Exploration Co.†#	37,562	49,957
Callon Petroleum Co.†#	17,033	20,440
Cano Pete, Inc.†#	38,450	11,535
Carrizo Oil & Gas, Inc.†#	22,217	236,389
Clayton Williams Energy, Inc.†	4,389	109,988
Comstock Resources, Inc.†	37,032	1,126,884
Concho Resources, Inc.†	44,962	896,992
Contango Oil & Gas Co.†#	10,680	388,966
Delta Petroleum Corp.†#	50,517	104,065
DLB Oil & Gas, Inc.	3,000	0
Double Eagle Pete + Mng, Co.†#	6,634	24,413
Endeavour International Corp.†#	92,434	66,552
Energy Partners, Ltd.†	25,945	7,005
Energy XXI Bermuda, Ltd.	97,457	34,110
EXCO Resources, Inc.†	121,382	1,105,790
FX Energy, Inc.†#	32,767	98,956
Gasco Energy, Inc.†#	76,194	21,334
GeoGlobal Resources, Inc.†#	30,878	32,422
GeoMet, Inc.†	15,005	15,305
Georesources Inc.†	4,937	30,461
GMX Resources, Inc.†#	13,570	234,083
Goodrich Petroleum Corp.†#	18,337	363,806
Gran Tierra Energy, Inc.†	179,830	417,206
Gulfport Energy Corp.†	21,319	47,541
Harvest Natural Resources, Inc.†	26,773	84,335
Houston Amern Energy Corp.	12,121	26,666
McMoRan Exploration Co.†	48,776	223,882
Meridian Resource Corp.†	63,063	12,613
Northern Oil And Gas, Inc.†	17,338	45,772
Oilsands Quest, Inc.†#	151,044	117,814
Panhandle Rlty, Co.	5,950	97,402
Parallel Petroleum Corp.†	33,639	40,703
Penn Virginia Corp.	33,811	468,282
Petroleum Development Corp.†	12,072	146,071
Petroquest Energy, Inc.†#	35,261	114,246
PrimeEnergy Corp.†#	750	22,688
Quest Resource Corp.†#	22,398	5,398
RAM Energy Resources, Inc.†#	37,835	18,918
Rex Energy Corp†#	13,627	20,032
Rosetta Resources, Inc.†	41,812	212,823
Stone Energy Corp.†	25,748	101,962
Swift Energy Co.†#	24,826	178,499
Toreador Resources Corp.#	13,745	33,675
Tri-Valley Corp.†#	18,224	21,869
TXCO Resources, Inc.†#	28,491	43,591
Vaalco Energy, Inc.†	48,055	273,913
Venoco, Inc.†	16,459	50,365
Warren Resources, Inc.†	47,378	30,796

		9,710,893

Oil Companies-Integrated - 0.0%

Delek US Holdings, Inc.	10,776	73,277
PetroCorp, Inc.(1)(2)	2,364	0

		73,277

Oil Field Machinery & Equipment - 0.5%

Bolt Technology Corp.†#	7,006	45,049
CARBO Ceramics, Inc.#	16,690	580,144
Complete Production Services, Inc.†	39,028	119,035
Dril-Quip, Inc.†	25,144	528,527
Flotek Industries, Inc.†#	18,422	36,844
Gulf Island Fabrication, Inc.	9,893	87,652
Lufkin Industries, Inc.	12,020	394,857
Mitcham Industries, Inc.†	7,964	26,759
NATCO Group, Inc., Class A†	16,255	289,177
Natural Gas Services Group, Inc.†	9,828	73,710

T-3 Energy Services, Inc.†	10,141	111,652

		2,293,406

Oil Refining & Marketing - 0.1%

Alon USA Energy, Inc.#	8,790	96,250
Cheniere Energy, Inc.†#	39,467	163,393
CVR Energy, Inc.†	18,698	88,255
Sulphco, Inc.†#	46,980	35,705
Western Refining, Inc.#	24,274	275,510

		659,113

Oil-Field Services - 0.3%

Allis-Chalmers Energy, Inc.†#	22,777	44,415
Basic Energy Services, Inc.†#	33,541	211,644
Cal Dive International, Inc.†	35,933	181,462
Hornbeck Offshore Services, Inc.†#	18,842	247,019
Matrix Service Co.†	21,136	147,106
Newpark Resources, Inc.†	73,040	216,929
RPC, Inc.#	23,574	137,436
Superior Well Services, Inc.†	13,421	77,171
Trico Marine Services, Inc.†#	10,310	33,714
Union Drilling, Inc.†	11,415	39,153
Willbros Group, Inc.#	31,575	226,708

		1,562,757

Optical Recognition Equipment - 0.0%

Digimarc Corp.†#	5,397	51,379

Paper & Related Products - 0.3%

AbitibiBowater, Inc.†#	43,222	19,450
Boise, Inc.†#	29,019	7,255
Buckeye Technologies, Inc.†	31,866	72,017
Clearwater Paper Corp.†	9,150	90,310
Glatfelter	36,776	228,747
KapStone Paper and Packaging Corp.†	14,574	22,007
Mercer International, Inc.†#	24,474	13,216
Neenah Paper, Inc.	11,862	62,276
Potlatch Corp.	32,024	729,186
Schweitzer-Mauduit International, Inc.	12,737	193,602
Verso Paper Corp.#	11,382	6,602
Wausau Paper Corp.	35,855	198,995
Xerium Technologies, Inc.†	16,862	11,635

		1,655,298

Pastoral & Agricultural - 0.0%

AgFeed Industries, Inc.†	16,137	17,912

Patient Monitoring Equipment - 0.3%

CardioNet, Inc.†	3,657	91,425
Insulet Corp.†#	14,909	91,243
Masimo Corp.†#	37,450	935,875
Somanetics Corp.†	9,767	119,060

		1,237,603

Pharmacy Services - 0.1%

Catalyst Health Solutions, Inc.†	26,797	564,881

Physical Therapy/Rehabilitation Centers - 0.3%

Healthsouth Corp.†#	71,524	561,463
Psychiatric Solutions, Inc.†#	45,057	763,265
RehabCare Group, Inc.†	14,671	214,637
U.S. Physical Therapy, Inc.†	9,645	98,958

		1,638,323

Physicians Practice Management - 0.1%

Healthways, Inc.†	28,570	260,273
IPC The Hospitalist Co., Inc.†	4,958	79,427

		339,700

Pipelines - 0.0%

Crosstex Energy, Inc.	32,697	73,241

Platinum - 0.0%

Stillwater Mining Co.†#	32,132	101,537

Pollution Control - 0.0%

Fuel Tech, Inc.†#	15,357	141,899

Poultry - 0.1%

Sanderson Farms, Inc.#	16,485	569,227

Power Converter/Supply Equipment - 0.3%

Advanced Energy Industries, Inc.†	26,640	180,087
Beacon Power Corp.†#	78,889	29,189
Capstone Turbine Corp.†#	141,291	76,297
Energy Conversion Devices, Inc.†#	36,625	803,186
Evergreen Solar, Inc.†#	116,619	142,275
Powell Industries, Inc.†	6,020	180,239
Power-One, Inc.†#	60,656	46,099
PowerSecure International, Inc.†#	13,754	54,603
Vicor Corp.#	15,774	72,560

		1,584,535

Precious Metals - 0.1%

Coeur d’Alene Mines Corp.†#	447,865	340,377

Printing-Commercial - 0.3%

Bowne & Co., Inc.	22,128	34,962
Cenveo, Inc.†#	39,041	111,267
Consolidated Graphics, Inc.†	8,098	109,242
Multi-Color Corp.#	8,720	113,011
Valassis Communications, Inc.†	39,062	52,734
VistaPrint, Ltd.†#	35,890	879,305

		1,300,521

Private Corrections - 0.1%

Cornell Cos., Inc.†	9,032	137,648
The Geo Group, Inc.†	41,453	489,974

		627,622

Protection/Safety - 0.1%

Landauer, Inc.	7,544	377,275
Protection One, Inc.†	5,041	12,048

		389,323

Publishing-Books - 0.1%

Courier Corp.	8,486	115,579
Scholastic Corp.	19,557	215,323

		330,902

Publishing-Newspapers - 0.0%

AH Belo Corp.	16,649	17,814

Dolan Media Co.†#	20,698	125,223
Lee Enterprises, Inc.#	36,502	14,966
McClatchy Co., Class A#	46,245	22,660

		180,663

Publishing-Periodicals - 0.0%

Playboy Enterprises, Inc., Class B†#	17,339	24,448
Primedia, Inc.#	20,479	36,452
Value Line, Inc.	1,095	32,894

		93,794

Quarrying - 0.3%

Compass Minerals International, Inc.	26,337	1,375,318

Racetracks - 0.1%

Churchill Downs, Inc.	7,781	233,586
Dover Motorsports, Inc.	12,324	17,253
Speedway Motorsports, Inc.	11,069	131,389

		382,228

Radio - 0.0%

Citadel Broadcasting Corp.†	147,306	13,257
Cox Radio, Inc., Class A†#	19,363	104,173
Cumulus Media, Inc., Class A†#	21,442	35,594
Entercom Communications Corp., Class A#	20,874	21,500

		174,524

Real Estate Investment Trusts - 5.1%

Acadia Realty Trust	27,203	273,118
Agree Realty Corp.	6,339	73,596
Alexander’s, Inc.	1,633	229,273
American Campus Communities, Inc.	34,394	588,825
American Capital Agency Corp.#	8,124	130,796
Anthracite Capital, Inc.#	47,776	39,654
Anworth Mortgage Asset Corp.	80,571	485,843
Arbor Realty Trust, Inc.#	11,536	6,691
Ashford Hospitality Trust, Inc.#	70,369	70,369
Associated Estates Realty Corp.	11,785	65,053
BioMed Realty Trust, Inc.	65,321	557,188
Capital Lease Funding, Inc.#	36,377	72,390
Capital Trust, Inc., Class A#	13,517	22,573
Capstead Mortage Corp.	51,330	514,327
Care Investment Trust, Inc.#	10,792	57,198
Cedar Shopping Centers, Inc.	31,122	147,518
Chimera Invt Corp.	110,783	331,241
Cogdell Spencer, Inc.	9,780	62,494
Colonial Properties Trust#	38,554	146,891
Corporate Office Properties Trust	34,128	853,200
Cousins Properties, Inc.#	35,392	251,637
DCT Industrial Trust, Inc.	139,589	407,600
DiamondRock Hospitality Co.	77,050	238,084
Dupont Fabros Technology, Inc.	9,685	51,524
EastGroup Properties, Inc.	20,236	497,603
Education Realty Trust, Inc.	23,180	84,607
Entertainment Properties Trust	26,717	398,350
Equity Lifestyle Properties, Inc.	16,541	551,312
Equity One, Inc.#	26,176	292,648
Extra Space Storage, Inc.	69,512	435,840
FelCor Lodging Trust, Inc.	51,137	41,421
First Industrial Realty Trust, Inc.#	36,017	79,598
First Potomac Reality Trust	22,238	162,115
Franklin Street Properties Corp.	48,019	509,001
Getty Realty Corp.	14,094	234,524
Glimcher Realty Trust	30,723	42,705
Gramercy Capital Corp.	33,847	25,724
Hatteras Financial Corp.	12,620	300,987
Healthcare Realty Trust, Inc.	47,815	692,839
Hersha Hospitality Trust	39,136	70,445
Highwoods Properties, Inc.	51,644	975,555
Home Properties, Inc.#	25,719	682,582
Inland Real Estate Corp.	46,612	363,574
Investors Real Estate Trust#	46,676	426,619
JER Investors Trust, Inc.#	3,594	8,374
Kite Realty Group Trust	19,220	66,117
LaSalle Hotel Properties#	32,612	173,496
Lexington Realty Trust	65,316	210,318
LTC Properties, Inc.	18,745	319,790
Maguire Properties, Inc.†#	31,089	46,634
Medical Properties Trust, Inc.#	64,778	226,075
MFA Mtg. Investments, Inc.	181,062	1,039,296
Mid-America Apartment Communities, Inc.	22,919	592,456
Mission West Properties	16,012	113,205
Monmouth Real Estate Investment Corp.	16,076	84,399
National Health Investors, Inc.	18,089	431,423
National Retail Properties, Inc.	63,666	914,880
Newcastle Investment Corp.#	42,911	12,444
NorthStar Realty Finance Corp.#	47,202	96,292
Omega Healthcare Investors, Inc.	66,586	874,274
One Librty Properties, Inc.	6,492	18,892
Parkway Properties, Inc.	12,421	144,456
Pennsylvania Real Estate Investment Trust#	28,617	87,282
Post Properties, Inc.#	35,863	345,719
PS Business Parks, Inc.	12,206	419,886
RAIT Investment Trust#	50,376	42,316
Ramco-Gershenson Properties Trust#	12,793	66,012
Realty Income Corp.#	82,355	1,443,683
Redwood Trust, Inc.	48,856	659,556
Resource Capital Corp.#	17,287	28,524
Saul Centers, Inc.	7,716	198,841
Senior Housing Properties Trust	93,080	1,174,670
Sovran Self Storage, Inc.	17,765	376,263
Strategic Hotels & Resorts, Inc.#	60,488	49,600
Sun Communities, Inc.	13,355	117,791
Sunstone Hotel Investors, Inc.#	48,399	105,994
Tanger Factory Outlet Centers, Inc.#	25,641	707,692
U-Store-It Trust	40,256	100,640
Universal Health Realty Income Trust	9,633	300,646
Urstadt Biddle Properties, Inc., Class A	16,836	203,884
Washington Real Estate Investment Trust#	42,566	730,007
Winthrop Realty Trust	9,051	67,068

		25,144,027

Real Estate Management/Services - 0.0%

Grubb & Ellis Co.#	28,219	16,085
United Capital Corp.†	1,450	22,910

		38,995

Real Estate Operations & Development - 0.2%

Avatar Holdings, Inc.†#	4,956	82,319
Consolidated-Tomoka Land Co.#	4,405	99,553
Forestar Real Estate Group, Inc.†#	28,958	217,764
FX Real Estate and Entertainment, Inc.†#	8,398	521
Hilltop Holdings, Inc.†#	36,622	398,813
Meruelo Maddux Properties, Inc.†	34,812	5,222
Stratus Properties, Inc.†#	5,041	25,306
Thomas Properties Group, Inc.	19,389	28,890

		858,388

Recreational Centers - 0.1%

Life Time Fitness, Inc.†#	28,311	242,342
Town Sports International Holdings, Inc.†#	14,222	27,449

		269,791

Recreational Vehicles - 0.1%

Polaris Industries, Inc.#	26,792	493,241

Recycling - 0.0%

Metalico, Inc.†#	19,662	38,144

Rental Auto/Equipment - 0.5%

Aaron Rents, Inc.#	36,889	886,443
Dollar Thrifty Automotive Group, Inc.†#	17,563	12,821
Electro Rent Corp.	16,583	126,860
H&E Equipment Services, Inc.†	13,290	68,311
McGrath RentCorp	19,215	300,138
Rent-A-Center, Inc.†	54,243	950,337
RSC Holdings, Inc.†#	38,678	177,919

		2,522,829

Research & Development - 0.2%

Albany Molecular Research, Inc.†	19,035	165,034
Exponent, Inc.†	11,113	249,709
Kendle International, Inc.†#	10,556	197,397
Parexel International Corp.†	46,027	422,068
PharmaNet Development Group, Inc.†#	15,712	77,617

		1,111,825

Resorts/Theme Parks - 0.1%

Bluegreen Corp.†#	10,433	11,268
Great Wolf Resorts, Inc.†	21,882	37,199
Six Flags, Inc.†#	59,134	14,192
Vail Resorts, Inc.†#	24,121	455,405

		518,064

Retail-Apparel/Shoe - 1.6%

Aeropostale, Inc.†#	54,376	1,260,979
Bebe Stores, Inc.	31,206	161,023
Brown Shoe Co., Inc.#	34,404	122,822
Cache, Inc.†	9,163	15,486
Casual Male Retail Group, Inc.†#	30,294	9,088
Cato Corp., Class A	22,486	328,970
Charlotte Russe Holding, Inc.†	16,952	89,168
Charming Shoppes, Inc.†#	92,084	64,459
Chico’s FAS, Inc.†#	143,449	649,824
Christopher & Banks Corp.	28,667	111,515
Collective Brands, Inc.†	51,970	537,890
Dress Barn, Inc.†#	36,576	362,834
DSW, Inc., Class A†#	10,893	94,878
Genesco, Inc.†#	15,591	222,951
Gymboree Corp.†	23,141	595,187
Hot Topic, Inc.†#	35,539	315,586
J Crew Group, Inc.†#	34,444	387,839
Jos. A. Bank Clothiers, Inc.†#	14,784	334,118
Kenneth Cole Productions, Inc., Class A#	7,320	51,240
Lululemon Athletica, Inc.†#	15,743	90,050
New York & Co., Inc.†	18,873	41,143
Pacific Sunwear of California, Inc.†	53,420	75,322
Shoe Carnival, Inc.†	7,210	49,389
Stage Stores, Inc.	31,153	223,679
Stein Mart, Inc.†#	20,526	24,631
Syms Corp.†	5,396	29,246
Talbots, Inc.#	19,867	50,462
The Buckle, Inc.#	18,859	447,524
The Children’s Place Retail Stores, Inc.†	18,985	347,046
The Finish Line, Inc., Class A	34,653	143,810
The Men’s Wearhouse, Inc.#	41,958	448,111
Tween Brands, Inc.†	20,163	24,196
Wet Seal, Inc., Class A†	74,844	187,110

		7,897,576

Retail-Appliances - 0.0%

Conn’s, Inc.†#	7,959	97,896
Hhgregg, Inc.†#	10,145	104,087

		201,983

Retail-Auto Parts - 0.0%

PEP Boys-Manny Moe & Jack#	34,304	108,401

Retail-Automobile - 0.1%

America’s Car-Mart, Inc.†#	8,160	89,597
Asbury Automotive Group, Inc.	25,954	73,969
Group 1 Automotive, Inc.#	18,851	201,705
Rush Enterprises, Inc., Class A†	27,312	223,139
Sonic Automotive, Inc.#	21,197	30,312

		618,722

Retail-Bookstores - 0.0%

Borders Group, Inc.†	49,184	27,051

Retail-Building Products - 0.0%

Lumber Liquidators, Inc.†#	7,633	73,124

Retail-Catalog Shopping - 0.0%

Aristotle Corp.†#	978	3,335
Coldwater Creek, Inc.†#	46,267	78,191

		81,526

Retail-Computer Equipment - 0.0%

PC Connection, Inc.†	7,714	28,002
PC Mall, Inc.†#	8,990	29,307
Systemax, Inc.†#	8,963	83,177

		140,486

Retail-Consumer Electronics - 0.0%

Rex Stores Corp.†	6,422	42,064

Retail-Convenience Store - 0.2%

Casey’s General Stores, Inc.	41,228	820,849
Susser Holdings Corp.†	6,325	63,440
The Pantry, Inc.†	18,057	279,161

		1,163,450

Retail-Discount - 0.2%

99 Cents Only Stores†	38,163	314,463
Citi Trends, Inc.†#	11,601	141,532
Fred’s, Inc.#	32,458	298,938
Tuesday Morning Corp.†	24,610	21,657

		776,590

Retail-Fabric Store - 0.1%

Jo-Ann Stores, Inc.†	20,614	248,193

Retail-Gardening Products - 0.2%

Tractor Supply Co.†#	27,088	846,229

Retail-Hair Salons - 0.1%

Regis Corp.	34,967	440,584

Retail-Home Furnishings - 0.0%

Haverty Furniture Cos., Inc.#	14,404	126,755
Pier 1 Imports, Inc.†#	72,388	15,202

		141,957

Retail-Jewelry - 0.0%

Fuqi Intl, Inc.†#	7,928	32,188
Zale Corp.†#	26,016	32,520

		64,708

Retail-Leisure Products - 0.0%

MarineMax, Inc.†#	13,291	19,139

Retail-Misc./Diversified - 0.1%

Gaiam, Inc.†#	14,605	44,253
Pricesmart, Inc.	11,729	196,109

		240,362

Retail-Pawn Shops - 0.2%

Cash America International, Inc.	23,681	341,006
Ezcorp, Inc., Class A†	36,528	375,508
First Cash Financial Services, Inc.†	16,135	220,404

		936,918

Retail-Perfume & Cosmetics - 0.1%

Sally Beauty Holdings Inc.†#	76,684	296,767
Ulta Salon Cosmetics & Fragrance, Inc.†#	16,499	92,394

		389,161

Retail-Pet Food & Supplies - 0.1%

PetMed Express, Inc.†#	19,293	265,858

Retail-Petroleum Products - 0.1%

World Fuel Services Corp.	23,361	677,703

Retail-Pubs - 0.0%

Rick’s Cabaret International, Inc.†#	5,621	17,032

Retail-Regional Department Stores - 0.0%

Dillard’s, Inc., Class A#	46,380	164,649
Retail Ventures, Inc.†	23,495	38,532

		203,181

Retail-Restaurants - 1.6%

AFC Enterprises, Inc.†#	20,511	86,146
BJ’s Restaurants, Inc.†#	14,146	175,835
Bob Evans Farms, Inc.	25,198	465,407
Buffalo Wild Wings, Inc.†#	14,472	446,751
California Pizza Kitchen, Inc.†	17,116	178,006
CEC Entertainment, Inc.†	16,364	382,099
CKE Restaurants, Inc.	42,575	296,748
Cracker Barrel Old Country Store, Inc.#	18,006	402,974
Denny’s Corp.†	77,221	123,554
DineEquity, Inc.#	14,144	103,958
Domino’s Pizza, Inc.†	31,885	217,775
Einstein Noah Restaurant Group, Inc.†	3,572	16,181
Jack in the Box, Inc.†	47,772	928,688
Krispy Kreme Doughnuts, Inc.†#	45,759	59,029
Landry’s Restaurants, Inc.#	9,476	50,223
Luby’s, Inc.†	17,532	72,057
O’Charley’s, Inc.	14,725	33,279
Papa John’s International, Inc.†	17,769	393,583
PF Chang’s China Bistro, Inc.†#	19,645	387,006
Red Robin Gourmet Burgers, Inc.†#	12,571	178,634
Ruby Tuesday, Inc.†	42,043	47,929
Ruth’s Chris Steak House, Inc.†#	16,337	16,337
Sonic Corp.†#	48,712	438,408
Texas Roadhouse, Inc., Class A†#	40,122	329,000
The Cheesecake Factory, Inc.†	48,549	395,189
The Steak n Shake Co.†#	23,341	143,080
Wendy’s/Arby’s Group, Inc., Class A	322,364	1,460,309

		7,828,185

Retail-Sporting Goods - 0.2%

Big 5 Sporting Goods Corp.	17,748	93,000
Cabela’s Inc., Class A†#	31,932	268,867
Hibbett Sports, Inc.†#	23,116	324,086
Zumiez, Inc.†	15,963	125,948

		811,901

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†#	13,499	48,866

Retail-Video Rentals - 0.0%

Blockbuster, Inc., Class A†#	143,858	143,858

Retirement/Aged Care - 0.0%

Capital Senior Living Corp.†	18,141	52,609
Emeritus Corp.†#	16,004	107,547
Five Star Quality Care, Inc.†#	25,868	39,578

Sunrise Senior Living, Inc.†#	36,489	24,083

		223,817

Rubber-Tires - 0.0%

Cooper Tire & Rubber Co.#	47,884	217,872

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	23,012	90,897

Satellite Telecom - 0.1%

GeoEye, Inc.†#	14,628	330,593
Globalstar, Inc.†#	41,771	10,860
Hughes Communications, Inc.†	5,834	61,024
ICO Global Communications Holdings, Ltd.†#	84,168	21,042
Loral Space & Communications, Inc.†#	9,481	112,919
Terrestar Corp.†	47,263	21,741

		558,179

Savings & Loans/Thrifts - 1.4%

Abington Bancorp, Inc.	19,878	144,116
Anchor BanCorp Wisconsin, Inc.#	15,476	10,833
Beneficial Mutual Bancorp, Inc.†	26,619	239,571
Berkshire Hills Bancorp, Inc.	9,750	205,335
Brookline Bancorp, Inc.	47,325	415,514
Brooklyn Fed Bancorp, Inc.	2,753	26,842
Clifton Savings Bancorp, Inc.#	8,524	81,404
Danvers Bancorp	14,506	185,967
Dime Community Bancshares	19,134	188,661
Essa Bancorp, Inc.#	12,728	152,863
First Financial Holdings, Inc.	9,485	53,495
First Financial Northwest	16,722	123,241
First Niagara Financial Group, Inc.	96,344	1,119,517
First Place Financial Corp.	13,799	30,634
FirstFed Financial Corp.†#	11,126	2,782
Flagstar Bancorp, Inc.†#	48,884	38,130
Flushing Financial Corp.	17,409	106,891
Fox Chase Bancorp, Inc.†	5,018	44,108
Guaranty Financial Group, Inc.†#	73,729	31,703
Home Federal Bancorp, Inc.	5,343	39,378
Investors Bancorp, Inc.†	35,823	256,493
Kearny Financial Corp.#	14,412	142,535
Meridian Intst Bancorp, Inc.†	8,546	63,497
NASB Financial, Inc.	2,776	40,835
NewAlliance Bancshares, Inc.	88,284	1,008,203
Northfield Bancorp, Inc.	15,990	159,260
Northwest Bancorp, Inc.	13,868	210,516
OceanFirst Financial Corp.	7,185	68,114
Oritani Financial Corp.†#	9,934	107,387
Provident Financial Services, Inc.	48,516	453,139
Provident New York Bancorp, Inc.	32,601	278,413
Rockville Financial, Inc.#	7,222	64,998
Roma Financial Corp.	7,127	78,753
United Community Financial Corp.	22,002	12,101
United Financial Bancorp, Inc.	13,677	176,023
ViewPoint Financial Group	8,980	119,614
Waterstone Financial, Inc.†#	5,640	12,916
Westfield Financial, Inc.	25,758	242,640
WSFS Financial Corp.	4,993	110,295

		6,846,717

Schools - 0.6%

American Public Education, Inc.†	8,955	334,469
Capella Education Co.†#	11,573	641,839
Corinthian Colleges, Inc.†#	69,225	1,363,732
Grand Canyon Education, Inc.†#	8,533	145,232
K12, Inc.†#	5,099	84,694
Learning Tree International, Inc.†#	7,268	49,350
Lincoln Educational Services Corp.†	3,470	49,760
Princeton Review, Inc.†#	10,859	49,951
Universal Technical Institute, Inc.†	17,502	193,047

		2,912,074

Seismic Data Collection - 0.0%

Dawson Geophysical Co.†	6,284	76,728
Geokinetics, Inc.†	3,886	10,103
ION Geophysical Corp.†#	72,674	77,761

		164,592

Semiconductor Components-Integrated Circuits - 0.6%

Anadigics, Inc.†#	50,876	82,419
Cirrus Logic, Inc.†	52,758	187,291
Emulex Corp.†	68,609	360,883
Exar Corp.†	30,357	177,589
Hitte Microwave Corp.†	15,885	438,108
Micrel, Inc.	37,100	246,715
Pericom Semiconductor Corp.†	17,936	96,316
Power Integrations, Inc.#	22,357	410,251
Sigma Designs, Inc.†#	21,575	296,009
Standard Microsystems Corp.†	18,268	284,433
Techwell, Inc.†	12,476	68,618
TriQuint Semiconductor, Inc.†	116,534	271,524

		2,920,156

Semiconductor Equipment - 0.7%

Asyst Technologies, Inc.†	40,402	8,080
ATMI, Inc.†	26,093	347,037
Axcelis Technologies, Inc.†	83,285	26,485
Brooks Automation, Inc.†	51,616	220,916
Cabot Microelectronics Corp.†	19,076	392,584
Cohu, Inc.	18,749	158,804
Entegris, Inc.†	92,852	56,640
Formfactor, Inc.†	39,692	573,946
Kulicke and Soffa Industries, Inc.†#	49,497	66,821
LTX-Credence Corp.†#	101,854	20,371
Mattson Technology, Inc.†	40,129	22,874
MKS Instruments, Inc.†	40,507	509,983
Photronics, Inc.†	34,054	31,330
Rudolph Technologies, Inc.†	24,849	67,341
Semitool, Inc.†	18,335	45,654
Tessera Technologies, Inc.†	39,315	424,602
Ultra Clean Holdings, Inc.†	15,798	18,484
Ultratech, Inc.†	19,001	208,631
Veeco Instruments, Inc.†	25,909	110,372

		3,310,955

Software Tools - 0.0%

ArcSight, Inc.†	5,596	52,267

Steel Pipe & Tube - 0.1%

Mueller Water Products, Inc., Class A	93,603	201,246
Northwest Pipe Co.†	7,432	202,522
Omega Flex, Inc.#	2,530	40,632

		444,400

Steel-Producers - 0.0%

General Steel Holdings, Inc.†#	8,751	19,077
Olympic Steel, Inc.	7,346	90,944

		110,021

Steel-Specialty - 0.0%

China Precision Stl, Inc.†#	13,955	13,816
Sutor Technology Group, Ltd.†#	6,202	7,008
Universal Stainless & Alloy Products, Inc.†	5,446	55,549

		76,373

Storage/Warehousing - 0.1%

Mobile Mini, Inc.†#	28,150	274,462

Sugar - 0.0%

Imperial Sugar Co.	9,677	61,546

Superconductor Product & Systems - 0.1%

American Superconductor Corp.†#	34,146	459,605

Telecom Equipment-Fiber Optics - 0.2%

Avanex Corp.†	10,927	13,222
Finisar Corp.†	320,831	80,208
Harmonic, Inc.†	76,520	416,269
IPG Photonics Corp.†#	15,623	131,858
MRV Communications, Inc.†	127,788	38,336
Oplink Communications, Inc.†	16,850	124,690
Sycamore Networks, Inc.†	155,448	391,729

		1,196,312

Telecom Services - 0.9%

Cbeyond, Inc.†#	19,468	280,534
Consolidated Communications Holdings, Inc.	18,834	182,125
Fairpoint Communications, Inc.#	72,375	142,579
FiberTower Corp.†#	97,806	9,781
Global Crossing Ltd†#	21,263	155,645
Harris Stratex Networks, Inc.†	20,725	81,449
Iowa Telecommunications Services, Inc.#	26,009	352,682
Knology, Inc.†#	23,065	91,799
MasTec, Inc.†	34,915	330,296
Neutral Tandem, Inc.†	13,538	270,083
NTELOS Holdings Corp.	24,299	465,812
Orbcomm, Inc.†#	25,702	52,946
PAETEC Holding Corp.†	100,456	147,670
Premiere Global Services, Inc.†	50,286	420,391
RCN Corp.†	30,602	131,283
SAVVIS, Inc.†#	30,548	171,374
TW Telecom, Inc.†#	119,594	961,536
USA Mobility, Inc.	18,958	173,276
Vonage Holdings Corp.†#	41,753	14,613

		4,435,874

Telecommunication Equipment - 0.8%

Adtran, Inc.	45,667	659,432
Anaren, Inc.†	11,880	133,056
Applied Signal Technology, Inc.	10,235	195,693
Arris Group, Inc.†	99,651	609,864
Comtech Telecommunications Corp.†	19,686	743,934
CPI International, Inc.†	7,732	56,985
OpNext, Inc.†	21,861	36,508
Plantronics, Inc.	39,787	341,770
Preformed Line Products Co.	2,195	66,706
ShoreTel, Inc.†	35,204	137,296
Sonus Networks, Inc.†#	165,768	205,552
Symmetricom, Inc.†	37,382	126,351
Tekelec†	53,018	650,001
UTStarcom, Inc.†#	89,806	90,704

		4,053,852

Telephone-Integrated - 0.3%

Alaska Communications Systems Group, Inc.#	35,211	221,477
Atlantic Tele-Network, Inc.	7,689	160,316
Cincinnati Bell, Inc.†	187,318	310,948
General Communication, Inc., Class A†#	36,759	198,131
IDT Corp., Class B†#	14,650	13,332
Shenandoah Telecom Co.	19,130	404,599

		1,308,803

Television - 0.0%

Belo Corp., Class A	72,454	57,963
Lin TV Corp., Class A†	21,740	14,349
Sinclair Broadcast Group, Inc., Class A#	39,436	44,168

		116,480

Textile-Apparel - 0.0%

Cherokee, Inc.	6,124	85,368
Perry Ellis International, Inc.†	9,905	46,950
Unifi, Inc.†	36,698	20,184

		152,502

Theaters - 0.1%

Cinemark Holdings, Inc.	24,266	186,606
National CineMedia, Inc.	34,201	376,211

		562,817

Therapeutics - 1.2%

Alexza Pharmaceuticals, Inc.†#	19,385	31,016
Allos Therapeutics, Inc.†#	43,062	242,870
CV Therapeutics, Inc.†	49,372	789,952
Cypress Bioscience, Inc.†	30,517	257,563
Dyax Corp.†	45,206	84,987
Inspire Phamaceuticals, Inc.†#	34,317	114,619
Isis Pharmaceuticals, Inc.†	73,360	943,410
Mannkind Corp.†#	41,889	90,480
Medarex, Inc.†	103,758	405,694
Nabi Biopharmaceuticals†#	42,128	158,823
Neurocrine Biosciences, Inc.†#	31,237	102,457
NPS Pharmaceuticals, Inc.†	38,376	174,611
Onyx Pharmaceuticals, Inc.†	45,185	1,355,098
Osiris Therapeutics, Inc.†#	12,138	217,270

Questcor Pharmaceuticals, Inc.†	41,085	199,673
Star Scientific, Inc.†#	53,563	154,797
Theravance, Inc.†#	42,068	586,428

		5,909,748

Tobacco - 0.2%

Alliance One International, Inc.†	72,274	250,068
Universal Corp.#	20,659	593,740
Vector Group, Ltd.#	26,794	332,513

		1,176,321

Toys - 0.3%

Jakks Pacific, Inc.†	22,267	282,123
Leapfrog Enterprises, Inc.†	26,780	38,563
Marvel Entertainment, Inc.†#	39,776	1,028,607

		1,349,293

Transactional Software - 0.4%

ACI Worldwide, Inc†	27,937	498,955
Bottomline Technologies, Inc.†	17,846	104,399
Innerworkings, Inc.†#	25,698	53,966
Solera Holdings, Inc.†	44,959	934,698
Synchronoss Technologies, Inc.†#	16,774	160,024
VeriFone Holdings, Inc.†#	55,539	241,039

		1,993,081

Transport-Air Freight - 0.0%

Atlas Air Worldwide Holdings, Inc.†	10,803	152,754

Transport-Equipment & Leasing - 0.1%

Aircastle, Ltd.	37,938	124,437
AMERCO†	7,632	217,512
Greenbrier Cos., Inc.	13,306	50,030
TAL International Group, Inc.#	11,810	88,103
Textainer Group Holding Ltd Shs	7,779	45,974

		526,056

Transport-Marine - 0.6%

American Commercial Lines, Inc.†	29,032	96,967
Cai Intl, Inc.†	5,980	16,565
DHT Maritime, Inc.#	31,895	170,957
Eagle Bulk Shipping, Inc.#	38,014	142,933
Genco Shipping & Trading, Ltd.#	19,750	242,332
General Maritime Corp.#	39,401	362,489
Golar LNG, Ltd.	28,719	125,502
Gulfmark Offshore, Inc.†	18,337	383,060
Horizon Lines, Inc. Class A#	24,323	82,698
International Shipholding Corp.	4,608	79,258
Knightsbridge Tankers, Ltd.	13,902	183,089
Nordic American Tanker Shipping#	30,808	786,528
Ship Finance International, Ltd. (New York)#	34,302	292,596
TBS International, Ltd., Class A†#	8,519	55,118
Teekay Tankers, Ltd. Class A	10,976	126,224
Ultrapetrol Bahamas, Ltd.†#	18,734	38,592

		3,184,908

Transport-Rail - 0.1%

Genesee & Wyoming, Inc., Class A†	24,936	520,913

Transport-Services - 0.3%

Bristow Group, Inc.†#	19,675	398,419
Dynamex, Inc.†	7,089	81,665
Hub Group, Inc., Class A†	30,046	539,626
Pacer International, Inc.#	28,202	82,632
PHI, Inc.†	11,089	96,696
Universal Truckload Services, Inc.#	4,839	58,504

		1,257,542

Transport-Truck - 0.7%

Arkansas Best Corp.#	18,405	320,615
Celadon Group, Inc.†	17,764	102,143
Forward Air Corp.#	23,437	389,992
Heartland Express, Inc.#	45,420	561,845
Knight Transportation, Inc.#	46,538	603,133
Marten Transport, Ltd.†	12,422	205,708
Old Dominion Freight Lines, Inc.†#	22,492	490,101
Patriot Transportation Holding, Inc.†#	1,290	78,445
Saia, Inc.†	10,934	94,907
Werner Enterprises, Inc.#	34,565	470,775
YRC Worldwide, Inc.†#	46,416	102,115

		3,419,779

Travel Services - 0.0%

Ambassadors Group, Inc.#	15,518	117,161

Ultra Sound Imaging Systems - 0.1%

SonoSite, Inc.†	13,662	251,927

Veterinary Diagnostics - 0.1%

Neogen Corp.†	11,713	248,901

Vitamins & Nutrition Products - 0.1%

Mannatech, Inc.#	12,800	44,672
Omega Protein Corp.†	14,928	36,126
Schiff Nutrition Intl, Inc.†	7,584	28,895
Synutra International, Inc.†	8,429	55,547
USANA Health Sciences, Inc.†#	5,350	107,160

		272,400

Water - 0.4%

American States Water Co.	14,020	470,371
California Water Service Group	15,950	626,197
Connecticut Water Service, Inc.#	6,838	139,017
Consolidated Water Co., Inc.#	11,805	102,113
Middlesex Water Co.	10,785	150,882
PICO Holdings, Inc.†	13,153	287,262
SJW Corp.	10,670	245,943
Southwest Water Co.#	19,893	95,287

		2,117,072

Water Treatment Systems - 0.0%

Energy Recovery, Inc.†#	12,074	76,187

Web Hosting/Design - 0.1%

NIC, Inc.	32,425	161,476
Rackspace Hosting, Inc.†	14,078	76,303
Terremark Worldwide, Inc.†	42,969	118,165
Web.Com Group, Inc.†	22,463	67,389

		423,333

Web Portals/ISP - 0.2%

EarthLink, Inc.†	89,216	562,061

United Online, Inc.	62,690	292,135

		854,196

Wire & Cable Products - 0.2%

Belden, Inc.#	37,796	403,283
Coleman Cable, Inc.†#	6,441	16,489
Encore Wire Corp.#	14,825	266,850
Fushi Copperweld, Inc.†#	11,720	59,186
Insteel Industries, Inc.	14,205	89,492

		835,300

Wireless Equipment - 0.5%

Airvana Inc†#	19,598	106,025
Aruba Networks, Inc.†	42,511	117,330
EMS Technologies, Inc.†	12,680	254,615
Globecomm Systems, Inc.†	16,393	81,965
InterDigital, Inc.†#	36,872	1,083,300
Nextwave Wireless, Inc.†#	39,387	5,120
Novatel Wireless, Inc.†#	25,763	140,666
Powerwave Technologies, Inc.†#	106,829	36,322
RF Micro Devices, Inc.†#	213,867	194,619
ViaSat, Inc.†	20,597	376,925

		2,396,887

Wound, Burn & Skin Care - 0.0%

Obagi Medical Products, Inc.†	14,418	73,243

Total Common Stock
(cost $916,513,751)		472,668,325

RIGHTS - 0.0%
Medical-Biomedical/Gene - 0.0%

OSI Pharmaceuticals, Inc.† Expires 06/08/12 (cost $0)	1,002	0

WARRANTS - 0.0%
Energy-Alternate Sources - 0.0%

Greenhunter Energy, Inc. Expires 09/14/11 (cost $0)	3	0

CORPORATE BONDS & NOTES - 0.0%
Metal Processors & Fabrication - 0.0%

Mueller Industries, Inc. Sub. Notes 6.00% due 11/01/14# (cost $152,000)	152,000	121,600

EXCHANGE TRADED FUNDS - 0.0%
Registered Investment Companies - 0.0%

Kayne Anderson Energy Development Fund (cost $206,045)	8,171	74,275

Total Long-Term Investment Securities
(cost $916,871,796)		472,864,200

SHORT-TERM INVESTMENT SECURITIES - 26.8%
Collective Investment Pool - 21.9%

Securities Lending Quality Trust(4)	112,683,934	107,939,941

Commercial Paper - 3.4%

Erste Finance LLC 0.29% due 03/02/09	$17,000,000	16,999,863

U.S. Government Treasuries - 1.5%

United States Treas Bills 0.01% due 03/19/09(5)	100,000	100,000
0.01% due 03/19/09(5)	2,000,000	1,999,995
0.02% due 03/05/09(5)	100,000	100,000
0.03% due 05/28/09(5)	800,000	799,945
0.05% due 06/04/09(5)	2,000,000	1,999,712
0.09% due 06/04/09(5)	2,000,000	1,999,530
0.63% due 05/21/09(5)	150,000	149,979

		7,149,161

Total Short-Term Investment Securities (cost $136,832,958)		132,088,965

REPURCHASE AGREEMENT - 0.5%

Agreement with State Street Bank & Trust Co., bearing interest at .01%, dated 02/27/09, to be repurchased 03/02/09 in the amount of $2,357,002 and collateralized by Federal Home Loan Bank Notes, bearing interest at 3.40%, due 05/14/09 and having an approximate value of $2,428,299 (cost $2,357,000)	2,357,000	2,357,000

TOTAL INVESTMENTS (cost $1,056,061,754)(6)	123.0%	607,310,165
Liabilities in excess of other assets	(23.0)	(113,521,878)

NET ASSETS	100.0%	$493,788,287

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security; see Note 1
(2)	Illiquid security. At February 28, 2009, the aggregate value of these securities was $115,063, representing 0.0% of net assets.
(3)	To the extent permitted by the Statement of Additional Information, the Small Cap Index Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2009, the Small Cap Index Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
iPCS, Inc. (Common Stock)	06/30/06	9,999	$482,517
	08/29/06	811	42,172
	11/28/06	481	25,488
	02/13/07	676	35,988
	08/01/07	585	18,881
	10/12/07	560	20,964
	06/27/08	835	24,607	115,063	$8.25	0.00

		13,947	$650,617	$115,063		0.00%

(4)	The security is purchased with the cash collateral received from securities loaned.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2009	Unrealized Appreciation (Depreciation)
676 Long	Russell 2000 Index	March 2009	$31,930,472	$26,262,600	$(5,667,872)

See Notes to Portfolio of Investments.

AIG Retirement Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 94.7%
Aerospace/Defense - 0.2%

Teledyne Technologies, Inc.†	10,660	$244,221

Aerospace/Defense-Equipment - 0.4%

GenCorp, Inc.†#	90,271	228,385
Innovative Solutions and Support, Inc.	56,253	287,453

		515,838

Airlines - 0.8%

Copa Holdings SA, Class A	20,180	533,357
Skywest, Inc.	36,100	369,664

		903,021

Apparel Manufacturers - 0.3%

American Apparel, Inc.†#	71,130	122,344
Delta Apparel, Inc.†#	20,376	86,598
Maidenform Brands, Inc.†	9,592	83,738
Oxford Industries, Inc.	9,487	44,304

		336,984

Applications Software - 0.2%

Corel Corp.†#	69,175	210,984

Athletic Equipment - 0.1%

Nautilus, Inc.†#	102,246	66,460

Auto/Truck Parts & Equipment-Original - 0.1%

ArvinMeritor, Inc.#	7,612	4,795
Modine Manufacturing Co.	55,451	62,660

		67,455

Auto/Truck Parts & Equipment-Replacement - 0.2%

ATC Technology Corp.†	19,960	207,784

Banks-Commercial - 8.8%
BancorpSouth, Inc.#	61,696	1,149,396
BOK Financial Corp.#	11,589	348,829
City National Corp.#	8,820	282,946
Columbia Banking System, Inc.#	17,540	136,987
CVB Financial Corp.	1,636	11,485
East West Bancorp, Inc.	12,630	89,799
First Citizens BancShares, Inc., Class A	30,552	3,269,370
First Horizon National Corp.#	23,687	217,210
IBERIABANK Corp.#	17,797	768,830
PacWest Bancorp#	15,960	218,333
Renasant Corp.#	11,285	121,539
Seacoast Banking Corp. of Florida#	16,130	62,423
Sterling Bancshares, Inc.#	122,286	666,459
SVB Financial Group†#	25,797	421,781
Trustmark Corp.#	13,756	244,719
UCBH Holdings, Inc.#	33,270	53,232
UMB Financial Corp.#	46,858	1,777,324
Whitney Holding Corp.#	25,390	280,560

		10,121,222

Batteries/Battery Systems - 0.7%

Energizer Holdings, Inc.†#	7,110	299,971
EnerSys†	41,910	449,275

		749,246

Building & Construction Products-Misc. - 0.1%

Simpson Manufacturing Co., Inc.	5,449	84,786

Building & Construction-Misc. - 0.1%

Dycom Industries, Inc.†	18,652	86,172

Building Products-Doors & Windows - 1.1%

Apogee Enterprises, Inc.	37,385	354,036
Quanex Building Products Corp.	122,884	861,417

		1,215,453

Building Products-Wood - 0.3%

Universal Forest Products, Inc.#	17,950	391,130

Building-Mobile Home/Manufactured Housing - 0.4%

Cavco Industries, Inc.†#	21,845	482,774

Building-Residential/Commercial - 0.1%

M/I Homes, Inc.#	19,040	122,808

Casino Services - 0.1%

Bally Technologies, Inc.†#	7,890	146,754

Cellular Telecom - 0.1%

Centennial Communications Corp.†	19,520	160,650

Chemicals-Diversified - 0.2%

Innospec, Inc.	26,722	107,957
Olin Corp.	9,846	102,792

		210,749

Chemicals-Plastics - 0.7%

A. Schulman, Inc.	53,850	769,516

Chemicals-Specialty - 0.7%

American Pacific Corp.†#(4)	29,799	148,995
Arch Chemicals, Inc.	24,754	445,077
Minerals Technologies, Inc.	3,903	116,778
Omnova Solutions, Inc.†	136,318	115,870

		826,720

Circuit Boards - 0.2%

TTM Technologies, Inc.†#	58,400	269,224

Coatings/Paint - 0.2%

RPM International, Inc.	22,570	244,659

Commerce - 0.1%

i2 Technologies, Inc.†#	7,488	56,085

Commercial Services - 0.1%

Ticketmaster Entertainment, Inc.†	19,989	97,746

Commercial Services-Finance - 0.1%

Deluxe Corp.	12,120	93,566
Tree.com, Inc.†#	1	5

		93,571

Computer Graphics - 0.2%

Monotype Imaging Holdings, Inc.†	55,111	136,124
Trident Microsystems, Inc.†	50,587	65,257

		201,381

Computer Services - 0.4%

CACI International, Inc., Class A†	11,110	475,175

Computers-Integrated Systems - 0.6%

BancTec, Inc.†*(1)(4)	41,033	285,180
Brocade Communications Systems, Inc.†	116,286	323,275
NCR Corp.†	16,010	126,799

		735,254

Computers-Memory Devices - 1.6%

Imation Corp.#	185,535	1,491,701

Quantum Corp.†#	546,715	202,285
Silicon Graphics, Inc.†#	18,480	26,611
Smart Modular Technologies (WWH), Inc.†#	134,156	163,670

		1,884,267

Computers-Periphery Equipment - 0.5%

Electronics for Imaging, Inc.†	68,381	608,591

Consumer Products-Misc. - 1.8%

Blyth, Inc.#	49,632	1,012,989
Helen of Troy, Ltd.†	6,710	67,368
Prestige Brands Holdings, Inc.†	80,367	439,608
Tupperware Brands Corp.	11,582	164,233
WD-40 Co.#	14,707	361,939

		2,046,137

Containers-Metal/Glass - 0.4%

Greif, Inc., Class A	15,810	486,157

Containers-Paper/Plastic - 0.3%

Rock-Tenn Co., Class A	12,500	345,125

Cosmetics & Toiletries - 0.1%

Elizabeth Arden, Inc.†	24,670	136,672

Data Processing/Management - 0.3%

CSG Systems International, Inc.†	28,210	381,399

Disposable Medical Products - 0.1%

ICU Medical, Inc.†	5,008	157,902

Distribution/Wholesale - 1.0%

Fossil, Inc.†	4,180	52,752
Owens & Minor, Inc.	13,610	458,793
School Specialty, Inc.†#	20,590	289,701
WESCO International, Inc.†	21,510	357,066

		1,158,312

Diversified Manufacturing Operations - 0.7%

EnPro Industries, Inc.†	15,906	261,654
The Brink’s Co.	21,060	502,702

		764,356

Diversified Operations/Commercial Services - 1.1%

Viad Corp.	86,257	1,216,224

E-Commerce/Products - 0.3%

Stamps.com, Inc.†	34,350	285,792

E-Commerce/Services - 1.1%

IAC/InterActive Corp.†#	83,517	1,246,909

Electric-Integrated - 5.4%

Allete, Inc.	82,421	2,195,695
Black Hills Corp.	12,232	217,852
Central Vermont Public Service Corp.	19,140	394,284
El Paso Electric Co.†	81,030	1,144,954
Great Plains Energy, Inc.	24,190	327,533
UIL Holdings Corp.#	26,180	537,214
Unisource Energy Corp.	30,630	770,038
Westar Energy, Inc.	37,340	631,046

		6,218,616

Electronic Components-Misc. - 1.1%

AVX Corp.#	61,565	526,996
Benchmark Electronics, Inc.†	63,047	615,969
Celestica, Inc.†	28,837	91,125
Vishay Intertechnology, Inc.†	30,587	77,997

		1,312,087

Electronic Components-Semiconductors - 1.1%

DSP Group, Inc.†	66,745	370,435
Lattice Semiconductor Corp.†#	302,688	390,468
Mellanox Technologies Ltd†	51,330	423,472
Zoran Corp.†	15,514	80,673

		1,265,048

Electronic Design Automation - 0.1%

Mentor Graphics Corp.†	35,507	157,296

Electronic Measurement Instruments - 0.3%

Orbotech, Ltd.†	70,800	290,280

Energy-Alternate Sources - 0.0%

BioFuel Energy Corp.†#	50,432	16,138

Enterprise Software/Service - 0.9%

Lawson Software, Inc.†#	103,779	398,511
Novell, Inc.†	198,040	625,807

		1,024,318

Finance-Investment Banker/Broker - 2.5%

Investment Technology Group, Inc.†	46,249	900,468
Knight Capital Group, Inc., Class A†#	51,082	898,532
SWS Group, Inc.	50,037	679,002
TradeStation Group, Inc.†	70,040	374,014

		2,852,016

Finance-Leasing Companies - 0.4%

Financial Federal Corp.#	24,810	471,390

Finance-Mortgage Loan/Banker - 0.0%

Deerfield Capital Corp.#	17,963	22,094

Financial Guarantee Insurance - 0.2%

Assured Guaranty, Ltd.#	24,570	108,600
MGIC Investment Corp.#	47,630	108,596

		217,196

Food-Canned - 0.3%

Treehouse Foods, Inc.†#	14,360	383,268

Food-Misc. - 0.7%

American Italian Pasta Co., Class A†#	24,496	751,782
Chiquita Brands International, Inc.†#	21,830	107,404

		859,186

Food-Retail - 0.7%

Ruddick Corp.#	25,590	554,791
Weis Markets, Inc.	10,270	284,993

		839,784

Food-Wholesale/Distribution - 0.4%

Spartan Stores, Inc.	27,010	413,253

Footwear & Related Apparel - 0.9%

Iconix Brand Group, Inc.†#	50,600	409,860
Steven Madden, Ltd.†	19,740	320,183

Timberland Co., Class A†	24,220	272,475

		1,002,518

Funeral Services & Related Items - 0.7%

Hillenbrand, Inc.	44,974	754,214

Gas-Distribution - 1.6%

Atmos Energy Corp.	35,425	773,328
Energen Corp.	15,790	423,172
Southwest Gas Corp.	33,580	654,474

		1,850,974

Health Care Cost Containment - 0.0%

Hooper Holmes, Inc.†	282,580	53,690

Home Furnishings - 0.1%

Ethan Allen Interiors, Inc.	7,870	75,080

Hospital Beds/Equipment - 0.1%

Hill-Rom Holdings, Inc.#	13,469	132,266

Human Resources - 2.5%

AMN Healthcare Services, Inc.†	107,503	699,845
Gevity HR, Inc.#	134,214	285,876
Heidrick & Struggles International, Inc.#	51,049	818,826
Kenexa Corp.†	24,200	111,320
Korn/Ferry International†	60,139	555,684
Monster Worldwide, Inc.†#	69,154	455,725

		2,927,276

Industrial Gases - 0.0%

Airgas, Inc.	815	25,094

Instruments-Scientific - 0.1%

Varian, Inc.†	5,758	130,304

Insurance Brokers - 1.6%

Willis Group Holdings, Ltd.	81,572	1,785,611

Insurance-Life/Health - 0.5%

American Equity Investment Life Holding Co.	55,329	212,463
FBL Financial Group, Inc., Class A#	11,585	35,102
Presidential Life Corp.	40,766	269,056
The Phoenix Cos., Inc.#	64,327	30,877

		547,498

Insurance-Multi-line - 0.9%

Hanover Insurance Group, Inc.	21,240	747,011
HCC Insurance Holdings, Inc.	15,660	343,737

		1,090,748

Insurance-Property/Casualty - 2.9%

Arch Capital Group, Ltd.†	7,910	427,140
Infinity Property & Casualty Corp.	12,530	445,191
Navigators Group, Inc.†	10,750	561,472
Safety Insurance Group, Inc.	15,523	485,404
Selective Insurance Group, Inc.	19,658	236,486
Stewart Information Services Corp.	82,006	1,196,468

		3,352,161

Insurance-Reinsurance - 3.4%

Endurance Specialty Holdings, Ltd.	89,215	1,995,739
IPC Holdings, Ltd.	65,758	1,670,911
Reinsurance Group of America, Inc.	8,670	235,824

		3,902,474

Internet Infrastructure Equipment - 0.1%

Avocent Corp.†#	10,046	120,351

Internet Infrastructure Software - 0.5%

Chordiant Software, Inc.†	110,426	236,312
F5 Networks, Inc.†#	17,750	355,000

		591,312

Investment Companies - 0.3%

Hercules Technology Growth Capital, Inc.#	54,624	236,522
KKR Financial Holdings, LLC#	47,110	50,879
Kohlberg Capital Corp.	53,098	104,072

		391,473

Investment Management/Advisor Services - 0.6%

Eaton Vance Corp.#	22,620	391,326
Virtus Investment Partners, Inc.†	4,165	20,825
Westwood Holdings Group, Inc.#(4)	9,348	329,143

		741,294

Lasers-System/Components - 0.3%

Coherent, Inc.†#	24,158	369,617

Machinery-Electrical - 0.4%

Franklin Electric Co., Inc.#	18,223	400,906

Machinery-General Industrial - 1.6%

Applied Industrial Technologies, Inc.	20,160	324,979
Chart Industries, Inc.†	20,730	133,087
Kadant, Inc.†(4)	83,804	759,264
Middleby Corp.†#	16,700	363,225
Robbins & Myers, Inc.	18,390	296,631

		1,877,186

Medical Instruments - 0.2%

CONMED Corp.†	13,670	185,775

Medical Laser Systems - 0.4%

Cutera, Inc.†	75,660	481,954

Medical Products - 0.1%

Syneron Medical, Ltd.†	14,550	75,951

Medical-Biomedical/Gene - 0.2%

American Oriental Bioengineering, Inc.†#	27,000	99,630
Cambrex Corp.†	80,764	174,450

		274,080

Medical-Generic Drugs - 0.3%

Par Pharmaceutical Cos., Inc.†	24,718	329,244

Medical-HMO - 0.6%

AMERIGROUP Corp.†	22,820	565,480
Healthspring, Inc.†	21,440	173,664

		739,144

Medical-Hospitals - 0.3%

Health Management Associates, Inc., Class A†	160,706	345,518

Medical-Outpatient/Home Medical - 0.2%

Lincare Holdings, Inc.†	10,700	225,449

Metal Processors & Fabrication - 2.8%

CIRCOR International, Inc.	9,710	215,853
Haynes International, Inc.†#	10,830	146,205
Mueller Industries, Inc.	157,366	2,843,604

		3,205,662

Multimedia - 0.1%

Journal Communications, Inc., Class A#	100,099	94,093

Networking Products - 1.7%

Acme Packet, Inc.†	50,430	221,388
Adaptec, Inc.†	250,851	586,991
Ixia†	86,720	431,866
Netgear, Inc.†#	66,944	739,731

		1,979,976

Non-Ferrous Metals - 0.4%

USEC, Inc.†#	98,980	497,869

Office Furnishings-Original - 0.2%

Interface, Inc. Class A	979	2,183
Knoll, Inc.	37,938	250,391

		252,574

Office Supplies & Forms - 0.3%

ACCO Brands Corp.†	95,510	90,735
Ennis, Inc.	34,975	286,095

		376,830

Oil & Gas Drilling - 1.0%

Atwood Oceanics, Inc.†	68,287	1,043,425
Pioneer Drilling Co.†	31,810	122,151

		1,165,576

Oil Companies-Exploration & Production - 2.6%

Approach Resource, Inc.†	33,430	224,650
Cabot Oil & Gas Corp.	12,867	262,101
Carrizo Oil & Gas, Inc.†#	8,031	85,450
Mariner Energy, Inc.†#	91,621	847,494
Penn Virginia Corp.	17,340	240,159
Rex Energy Corp†#	62,710	92,184
Rosetta Resources, Inc.†	56,006	285,070
St. Mary Land & Exploration Co.	20,379	276,747
Stone Energy Corp.†	44,280	175,349
Whiting Petroleum Corp.†	22,092	514,743

		3,003,947

Oil Field Machinery & Equipment - 0.1%

WSP Holdings, Ltd. ADR†#	31,511	116,906

Oil-Field Services - 0.2%

Global Industries, Ltd.†#	69,429	219,396

Paper & Related Products - 1.7%

Clearwater Paper Corp.†	11,041	108,975
Glatfelter	55,259	343,711
Neenah Paper, Inc.	86,049	451,757
Schweitzer-Mauduit International, Inc.#	58,565	890,188
Wausau Paper Corp.	21,110	117,160

		1,911,791

Physicians Practice Management - 0.2%

IPC The Hospitalist Co., Inc.†	12,500	200,250

Publishing-Books - 0.4%

Courier Corp.	29,737	405,018

Publishing-Newspapers - 0.1%

AH Belo Corp.#	75,861	81,171

Real Estate Investment Trusts - 1.9%

Arbor Realty Trust, Inc.#	44,280	25,682
Capital Trust, Inc., Class A#	19,550	32,649
DiamondRock Hospitality Co.	48,550	150,019
Entertainment Properties Trust#	18,892	281,680
Getty Realty Corp.	44,190	735,322
Hersha Hospitality Trust	81,670	147,006
MFA Mtg. Investments, Inc.	91,190	523,431
NorthStar Realty Finance Corp.#	55,584	113,391
Taubman Centers, Inc.#	14,110	220,821

		2,230,001

Recreational Vehicles - 0.1%

Arctic Cat, Inc.#	44,617	154,375

Retail-Apparel/Shoe - 2.6%

Abercrombie & Fitch Co., Class A#	7,210	158,548
AnnTaylor Stores Corp.†	24,103	158,598
Christopher & Banks Corp.#	41,742	162,376
Dress Barn, Inc.†	21,214	210,443
Foot Locker, Inc.	32,184	267,449
Genesco, Inc.†#	46,084	659,001
Jos. A. Bank Clothiers, Inc.†	15,340	346,684
Kenneth Cole Productions, Inc., Class A#	55,535	388,745
Phillips-Van Heusen Corp.	15,040	249,213
Stage Stores, Inc.	31,745	227,929
The Men’s Wearhouse, Inc.#	12,296	131,321

		2,960,307

Retail-Appliances - 0.0%

Conn’s, Inc.†	1,630	20,049

Retail-Catalog Shopping - 0.1%

Coldwater Creek, Inc.†#	70,240	118,706

Retail-Convenience Store - 1.8%

Casey’s General Stores, Inc.	106,888	2,128,140

Retail-Discount - 0.1%

HSN, Inc.†	19,902	84,982

Retail-Home Furnishings - 0.2%

Haverty Furniture Cos., Inc.#	18,380	161,744
Pier 1 Imports, Inc.†#	196,330	41,229

		202,973

Retail-Jewelry - 0.0%

Zale Corp.†#	37,651	47,064

Retail-Office Supplies - 0.2%

OfficeMax, Inc.	57,640	220,185

Retail-Restaurants - 1.8%

DineEquity, Inc.#	18,843	138,496
Domino’s Pizza, Inc.†#	26,471	180,797
Ruby Tuesday, Inc.†#	145,012	165,314

The Cheesecake Factory, Inc.†	15,252	124,151
Wendy’s/Arby’s Group, Inc., Class A	327,652	1,484,263

		2,093,021

Savings & Loans/Thrifts - 1.5%

NewAlliance Bancshares, Inc.#	153,972	1,758,360

Schools - 0.5%

Career Education Corp.†#	22,230	548,414

Semiconductor Components-Integrated Circuits - 1.7%

Anadigics, Inc.†#	35,509	57,525
Atmel Corp.†	129,750	463,207
Emulex Corp.†	40,970	215,502
Exar Corp.†#	99,576	582,520
Micrel, Inc.	44,010	292,666
Standard Microsystems Corp.†	25,754	400,990

		2,012,410

Semiconductor Equipment - 1.1%

ATMI, Inc.†	40,730	541,709
Cabot Microelectronics Corp.†	25,437	523,494
GSI Group, Inc.†#	44,654	42,421
Ultra Clean Holdings, Inc.†#	87,530	102,410

		1,210,034

Software Tools - 0.1%

Borland Software Corp.†	261,882	109,990

Steel-Producers - 0.2%

Steel Dynamics, Inc.	32,330	269,956

Telecom Equipment-Fiber Optics - 0.8%

Ciena Corp.†#	49,680	266,782
Oplink Communications, Inc.†	63,230	467,902
Sycamore Networks, Inc.†	71,960	181,339

		916,023

Telecom Services - 0.2%

NTELOS Holdings Corp.	9,300	178,281

Telecommunication Equipment - 0.8%

ADC Telecommunications, Inc.†#	54,600	155,064
Arris Group, Inc.†	70,462	431,228
CommScope, Inc.†#	34,623	309,183

		895,475

Textile-Products - 0.1%

Dixie Group, Inc.†#(4)	55,299	75,207

Therapeutics - 0.2%

Questcor Pharmaceuticals, Inc.†	43,370	210,778

Tobacco - 0.5%

Universal Corp.#	21,219	609,834

Transport-Marine - 0.4%

TBS International, Ltd., Class A†#	17,116	110,741
Tidewater, Inc.#	10,570	373,332

		484,073

Transport-Rail - 0.2%

Kansas City Southern†#	15,670	277,202

Transport-Services - 0.4%

UTi Worldwide, Inc.	33,970	417,491

Transport-Truck - 0.8%

Arkansas Best Corp.#	49,856	868,492

Travel Services - 0.1%

Interval Leisure Group, Inc.†	17,576	70,304

Vitamins & Nutrition Products - 0.2%

Herbalife, Ltd.	18,710	255,204

Web Portals/ISP - 0.8%

EarthLink, Inc.†#	82,995	522,869
United Online, Inc.	92,320	430,211

		953,080

Wire & Cable Products - 0.8%

Belden, Inc.	66,024	704,476
General Cable Corp.†#	16,322	251,849

		956,325

Wireless Equipment - 0.3%

Novatel Wireless, Inc.†#	70,250	383,565

Total Common Stock (cost $207,292,178)		109,164,157

EXCHANGE TRADED FUNDS - 0.6%
Index Fund-Small Cap - 0.6%

iShares Russell 2000 Index Fund# (cost $830,961)	17,421	680,987

Total Long-Term Investment Securities (cost $208,123,139)		109,845,144

SHORT-TERM INVESTMENT SECURITIES - 24.8%
Collective Investment Pool - 21.2%

Securities Lending Quality Trust(3)	25,518,436	24,444,110

Time Deposits - 3.6%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/02/09	$4,160,000	4,160,000

Total Short-Term Investment Securities (cost $29,678,436)		28,604,110

REPURCHASE AGREEMENT - 2.3%

Agreement with Bank of America Securities LLC, bearing interest at 0.21%, dated 02/27/09, to be repurchased 03/02/09 in the amount of $2,646,046 and collateralized by Federal Home Loan Bank Notes, bearing interest at 1.15%, due 12/11/09 and having an approximate value of $2,705,806 (cost $2,646,000)	2,646,000	2,646,000

TOTAL INVESTMENTS (cost $240,447,575)(2)	122.4%	141,095,254
Liabilities in excess of other assets	(22.4)	(25,822,511)

NET ASSETS	100.0%	$115,272,743

†	Non-income producing security
#	The security or a portion thereof is out on loan

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2009, the aggregate value of these securities was $285,180 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	Illiquid security. At February 28, 2009, the aggregate value of these securities was $1,597,789 representing 1.4% of net assets.
ADR	- American Depository Receipt

See Notes to Portfolio of Investments

AIG Retirement Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 97.3%
Advanced Materials - 0.6%

Hexcel Corp.†#	59,700	$370,737

Aerospace/Defense-Equipment - 0.7%

Argon ST, Inc.†	26,226	446,104

Agricultural Chemicals - 1.4%

CF Industries Holdings, Inc.#	9,399	604,638
Intrepid Potash, Inc.†#	12,800	287,232

		891,870

Apparel Manufacturers - 0.6%

Hanesbrands, Inc.†#	51,377	359,639

Banks-Commercial - 1.3%

Associated Banc-Corp.#	21,282	307,738
First Horizon National Corp.#	36,149	331,486
PrivateBancorp, Inc.#	14,220	177,181

		816,405

Batteries/Battery Systems - 0.9%

EnerSys†	53,336	571,762

Beverages-Non-alcoholic - 0.4%

Hansen Natural Corp.†#	7,500	249,600

Building & Construction Products-Misc. - 0.3%

Interline Brands, Inc.†	26,700	211,998

Cellular Telecom - 1.8%

Leap Wireless International, Inc.†#	7,800	211,458
NII Holdings, Inc.†	28,848	369,543
Syniverse Holdings, Inc.†	34,775	526,146

		1,107,147

Chemicals-Specialty - 0.3%

Cytec Industries, Inc.	13,900	214,060

Commercial Services - 2.2%

HMS Holdings Corp.†	11,600	352,408
Quanta Services, Inc.†	26,500	466,400
Steiner Leisure, Ltd.†#	9,900	249,579
Team, Inc.†	20,600	270,272

		1,338,659

Commercial Services-Finance - 0.4%

Bankrate, Inc.†#	11,532	257,164

Computer Aided Design - 0.9%

Ansys, Inc.†	28,089	566,555

Computer Services - 1.4%

LivePerson, Inc.†#	82,900	157,510
Syntel, Inc.#	33,548	682,366

		839,876

Computer Software - 0.5%

Omniture, Inc.†#	26,400	299,904

Computers-Integrated Systems - 0.0%

MICROS Systems, Inc.†	1	16

Computers-Periphery Equipment - 0.7%

Synaptics, Inc.†#	20,123	417,552

Consulting Services - 1.9%

FTI Consulting, Inc.†#	15,613	570,499
Watson Wyatt Worldwide, Inc., Class A#	12,193	598,798

		1,169,297

Consumer Products-Misc. - 0.9%

The Scotts Miracle-Gro Co., Class A#	19,207	536,452

Containers-Metal/Glass - 0.4%

Silgan Holdings, Inc.	5,600	274,736

Cosmetics & Toiletries - 1.9%

Alberto-Culver Co.	36,704	812,627
Chattem, Inc.†#	6,063	384,576

		1,197,203

Diagnostic Equipment - 0.8%

Cepheid, Inc.†#	24,591	164,268
Immucor, Inc.†	13,700	307,428

		471,696

Diagnostic Kits - 2.2%

Inverness Medical Innovations, Inc.†#	9,300	208,971
Meridian Bioscience, Inc.	21,500	431,290
Qiagen NV†#	43,985	704,640

		1,344,901

Distribution/Wholesale - 0.5%

LKQ Corp.†	21,000	283,500

Diversified Manufacturing Operations - 1.1%

SPX Corp.#	15,770	698,296

E-Commerce/Products - 0.8%

Blue Nile, Inc.†#	20,900	498,883

E-Commerce/Services - 0.7%

Priceline.com, Inc.†#	5,097	432,531

E-Marketing/Info - 0.9%

comScore, Inc.†#	21,765	196,320
Constant Contact, Inc.†#	26,930	371,904

		568,224

Educational Software - 0.8%

Blackboard, Inc.†#	18,500	507,640

Electric-Distribution - 0.2%

EnerNOC, Inc.†#	9,100	100,828

Electric-Integrated - 0.2%

Pike Electric Corp.†#	14,500	118,465

Electronic Components-Misc. - 0.3%

Benchmark Electronics, Inc.†	16,500	161,205

Electronic Components-Semiconductors - 4.3%

Cavium Networks, Inc.†#	39,900	379,449
Mellanox Tecnologies Ltd†	39,600	326,700
Monolithic Power Systems, Inc.†#	50,126	649,132
Netlogic Microsystems, Inc.†	56,039	1,328,684

		2,683,965

Electronic Measurement Instruments - 1.0%

FLIR Systems, Inc.†#	30,728	627,158

Enterprise Software/Service - 1.1%

Concur Technologies, Inc.†#	16,000	335,840
MedAssets, Inc.†	10,300	152,234
The Ultimate Software Group, Inc.†#	16,400	212,380

		700,454

Filtration/Separation Products - 0.3%

Polypore International, Inc.†#	31,852	154,482

Finance-Investment Banker/Broker - 1.3%

Greenhill & Co., Inc.#	6,183	399,422
Stifel Financial Corp.†#	12,453	410,202

		809,624

Food-Baking - 0.4%

Flowers Foods, Inc.#	11,400	254,334

Food-Canned - 0.5%

Treehouse Foods, Inc.†	11,100	296,259

Food-Misc. - 1.8%

Hain Celestial Group, Inc.†#	21,664	305,029
Ralcorp Holdings, Inc.†#	13,459	815,616

		1,120,645

Footwear & Related Apparel - 0.6%

Iconix Brand Group, Inc.†#	44,700	362,070

Hazardous Waste Disposal - 0.6%

Clean Harbors, Inc.†	7,700	374,066

Human Resources - 0.3%

Resources Connection, Inc.†#	11,500	158,125

Insurance-Multi-line - 0.7%

HCC Insurance Holdings, Inc.	20,656	453,399

Insurance-Property/Casualty - 0.3%

ProAssurance Corp.†	3,900	186,381

Internet Application Software - 0.9%

Cybersource Corp.†#	16,000	197,120
Vocus, Inc.†	21,800	362,752

		559,872

Internet Infrastructure Software - 1.2%

F5 Networks, Inc.†#	28,301	566,020
SupportSoft, Inc.†#	98,991	172,244

		738,264

Investment Management/Advisor Services - 0.5%

Waddell & Reed Financial, Inc., Class A#	21,700	306,404

Machinery-General Industrial - 1.6%

Roper Industries, Inc.	17,054	705,183
Wabtec Corp.	9,996	267,493

		972,676

Marine Services - 0.8%

Aegean Marine Petroleum Network, Inc.#	29,226	479,306

Medical Information Systems - 1.1%

Quality Systems, Inc.#	17,930	694,070

Medical Instruments - 1.5%

CardioNet ,Inc.†	13,100	327,500
NuVasive, Inc.†#	9,900	280,665
Thoratec Corp.†#	13,200	301,488

		909,653

Medical Labs & Testing Services - 1.2%

Covance, Inc.†#	7,734	293,737
ICON PLC ADR†	21,666	444,587

		738,324

Medical Products - 1.2%

Haemonetics Corp.†	5,200	277,576
Wright Medical Group, Inc.†#	17,000	248,370
Zoll Medical Corp.†#	16,600	228,250

		754,196

Medical-Biomedical/Gene - 5.3%

Alexion Pharmaceuticals, Inc.†#	11,100	379,620
AMAG Pharmaceuticals, Inc.†#	18,294	494,853
Cubist Pharmaceuticals, Inc.†#	1,633	23,205
Illumina, Inc.†#	16,500	516,945
Life Technologies Corp.†#	22,514	656,283
Myriad Genetics, Inc.†	4,800	378,480
OSI Pharmaceuticals, Inc.†#	11,494	391,945
Sequenom, Inc.†#	14,200	207,746
United Therapeutics Corp.†#	2,900	194,619

		3,243,696

Medical-Drugs - 2.0%

Cephalon, Inc.†#	12,203	800,395
Shire PLC ADR#	11,647	413,002

		1,213,397

Medical-Outpatient/Home Medical - 0.4%

Amedisys, Inc.†#	6,700	219,157

Metal Processors & Fabrication - 0.4%

RBC Bearings, Inc.†	14,500	216,340

Networking Products - 0.3%

Switch & Data Facilities Co., Inc.†#	34,800	214,020

Non-Hazardous Waste Disposal - 0.7%

Waste Connections, Inc.†	18,100	431,504

Oil Companies-Exploration & Production - 3.9%

Cabot Oil & Gas Corp.	13,007	264,953
Continental Resources, Inc.†#	22,816	362,546
Denbury Resources, Inc.†#	31,421	404,702
PetroHawk Energy Corp.†#	29,600	503,792
Petroquest Energy, Inc.†#	41,000	132,840
Southwestern Energy Co.†	25,343	729,118

		2,397,951

Oil Field Machinery & Equipment - 0.3%

NATCO Group, Inc., Class A†	11,700	208,143

Oil-Field Services - 1.2%
Core Laboratories NV#	2,700	203,580
Matrix Service Co.†#	29,024	202,007
Oceaneering International, Inc.†	10,000	317,700

		723,287

Patient Monitoring Equipment - 0.7%

Masimo Corp.†#	16,362	408,886

Physical Therapy/Rehabilitation Centers - 0.5%

Psychiatric Solutions, Inc.†#	18,925	320,590

Power Converter/Supply Equipment - 0.2%

Advanced Energy Industries, Inc.†#	16,100	108,836

Printing-Commercial - 0.6%

VistaPrint, Ltd.†#	14,355	351,698

Private Corrections - 0.4%

Corrections Corp. of America†#	23,239	246,798

Racetracks - 1.5%

Penn National Gaming, Inc.†#	48,862	932,776

Real Estate Investment Trusts - 0.6%

Redwood Trust, Inc.	28,500	384,750

Research & Development - 0.7%

Pharmaceutical Product Development, Inc.	18,576	445,638

Respiratory Products - 1.1%

ResMed, Inc.†	17,614	649,604

Retail-Apparel/Shoe - 1.8%

Aeropostale, Inc.†#	38,453	891,725
The Children’s Place Retail Stores, Inc.†	10,600	193,768

		1,085,493

Retail-Auto Parts - 0.6%

O’Reilly Automotive, Inc.†#	11,857	395,550

Retail-Catalog Shopping - 1.2%

MSC Industrial Direct Co., Inc., Class A#	25,005	764,903

Retail-Computer Equipment - 0.8%

GameStop Corp., Class A†	17,430	469,216

Retail-Pet Food & Supplies - 0.6%

PetSmart, Inc.	17,462	349,938

Retail-Petroleum Products - 0.7%

World Fuel Services Corp.#	15,866	460,273

Retail-Restaurants - 1.6%

Buffalo Wild Wings, Inc.†#	23,386	721,926
Chipotle Mexican Grill, Inc., Class A†#	4,900	267,687

		989,613

Retail-Sporting Goods - 0.4%

Hibbett Sports, Inc.†#	16,700	234,134

Savings & Loans/Thrifts - 1.0%

NewAlliance Bancshares, Inc.	54,094	617,753

Schools - 4.1%

Capella Education Co.†#	26,413	1,464,865
Strayer Education, Inc.#	6,455	1,095,736

		2,560,601

Semiconductor Components-Integrated Circuits - 1.3%

Power Integrations, Inc.#	44,070	808,684

Semiconductor Equipment - 1.1%

ATMI, Inc.†#	14,014	186,386
Formfactor, Inc.†	20,100	290,646
Tessera Technologies, Inc.†	21,000	226,800

		703,832

Telecom Services - 0.7%

Neutral Tandem, Inc.†	13,478	268,886
TW Telecom, Inc.†#	20,600	165,624

		434,510

Telecommunication Equipment - 2.2%

Adtran, Inc.#	21,400	309,016
Comtech Telecommunications Corp.†	8,800	332,552
Nice Systems, Ltd. ADR†	34,736	732,930

		1,374,498

Theaters - 0.6%

National CineMedia, Inc.#	35,857	394,427

Toys - 0.5%

Marvel Entertainment, Inc.†	12,200	315,492

Transport-Air Freight - 0.4%

Atlas Air Worldwide Holdings, Inc.†	16,700	236,138

Transport-Truck - 1.8%

Forward Air Corp.#	18,970	315,661
Heartland Express, Inc.#	16,400	202,868
Landstar System, Inc.#	19,233	608,724

		1,127,253

Web Hosting/Design - 1.4%

Equinix, Inc.†#	7,600	352,716
NIC, Inc.#	99,489	495,455

		848,171

Wire & Cable Products - 0.9%

General Cable Corp.†#	35,002	540,081

Wireless Equipment - 0.8%

SBA Communications Corp., Class A†	22,700	471,706

X-Ray Equipment - 0.8%

Hologic, Inc.†#	41,152	465,841

Total Common Stock (cost $79,332,725)		60,021,810

EXCHANGE TRADED FUNDS - 0.5%
Index Fund-Small Cap - 0.5%

iShares Russell 2000 Growth Index Fund (cost $349,944)	7,202	304,933

Total Long-Term Investment Securities
(cost $79,682,669)		60,326,743

SHORT-TERM INVESTMENT SECURITIES - 25.2%
Collective Investment Pool - 22.0%

Securities Lending Quality Trust(1)	14,195,831	13,598,187

Time Deposits - 3.2%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/02/09	$1,981,000	1,981,000

Total Short-Term Investment Securities
(cost $16,176,831)		15,579,187

TOTAL INVESTMENTS
(cost $95,859,500)(2)	123.0%	75,905,930
Liabilities in excess of other assets	(23.0)	(14,194,654)

NET ASSETS	100.0%	$61,711,276

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Notes 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

See Notes to Portfolio of Investments

AIG Retirement Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 99.6%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc.†#	150,100	$571,881
Omnicom Group, Inc.	98,300	2,362,149

		2,934,030

Aerospace/Defense - 1.5%

Boeing Co.	232,000	7,294,080
General Dynamics Corp.	123,400	5,407,388
Lockheed Martin Corp.	105,300	6,645,483
Northrop Grumman Corp.	103,400	3,863,024
Raytheon Co.	131,000	5,236,070
Rockwell Collins, Inc.	50,200	1,566,240

		30,012,285

Aerospace/Defense-Equipment - 0.7%

Goodrich Corp.	39,000	1,292,460
United Technologies Corp.	300,800	12,281,664

		13,574,124

Agricultural Chemicals - 0.7%

CF Industries Holdings, Inc.	18,100	1,164,373
Monsanto Co.	173,400	13,225,218

		14,389,591

Agricultural Operations - 0.3%

Archer-Daniels-Midland Co.	203,000	5,411,980

Airlines - 0.1%

Southwest Airlines Co.	233,800	1,377,082

Apparel Manufacturers - 0.2%

Coach, Inc.†	103,500	1,446,930
Jones Apparel Group, Inc.	26,100	70,209
Polo Ralph Lauren Corp.#	17,900	617,013
VF Corp.	27,800	1,442,820

		3,576,972

Appliances - 0.0%

Whirlpool Corp.#	23,200	515,736

Applications Software - 2.2%

Citrix Systems, Inc.†	57,600	1,185,408
Compuware Corp.†#	77,500	458,025
Intuit, Inc.†	101,400	2,310,906
Microsoft Corp.	2,421,500	39,107,225
Salesforce.com, Inc.†#	33,300	932,400

		43,993,964

Athletic Footwear - 0.3%

NIKE, Inc., Class B	124,100	5,153,873

Audio/Video Products - 0.0%

Harman International Industries, Inc.#	18,500	196,470

Auto-Cars/Light Trucks - 0.1%

Ford Motor Co.†#	755,100	1,510,200
General Motors Corp.#	192,600	433,350

		1,943,550

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.#	114,800	2,878,036

Auto/Truck Parts & Equipment-Original - 0.1%

Johnson Controls, Inc.	187,900	2,138,302

Banks-Commercial - 0.3%

BB&T Corp.#	174,800	2,819,524
First Horizon National Corp.#	65,100	596,967
M&T Bank Corp.#	24,500	896,700
Marshall & Ilsley Corp.#	82,200	376,476
Regions Financial Corp.#	218,800	748,296
Zions Bancorp.#	36,600	342,942

		5,780,905

Banks-Fiduciary - 0.8%

Northern Trust Corp.	70,600	3,921,830
State Street Corp.	136,800	3,456,936
The Bank of New York Mellon Corp.	363,300	8,054,361

		15,433,127

Banks-Super Regional - 1.6%

Capital One Financial Corp.#	124,000	1,494,200
Comerica, Inc.#	47,500	712,975
Fifth Third Bancorp.#	182,500	385,075
Huntington Bancshares, Inc.#	115,400	168,484
KeyCorp#	156,500	1,097,065
PNC Financial Services Group, Inc.#	135,381	3,701,317
SunTrust Banks, Inc.#	112,100	1,348,563
US Bancorp	555,300	7,946,343
Wells Fargo & Co.	1,335,664	16,161,534

		33,015,556

Beverages-Non-alcoholic - 2.6%

Coca-Cola Enterprises, Inc.	100,100	1,149,148
Dr. Pepper Snapple Group, Inc.†	80,200	1,126,810
Pepsi Bottling Group, Inc.	42,800	791,800
PepsiCo, Inc.	491,600	23,665,624
The Coca-Cola Co.	629,700	25,723,245

		52,456,627

Beverages-Wine/Spirits - 0.1%

Brown-Forman Corp., Class B#	31,100	1,336,678
Constellation Brands, Inc., Class A†	61,700	805,185

		2,141,863

Brewery - 0.1%

Molson Coors Brewing Co., Class B	47,200	1,662,856

Broadcast Services/Programs - 0.0%

Scripps Networks Interactive, Inc., Class A#	28,600	569,426

Building Products-Wood - 0.0%

Masco Corp.#	113,800	586,070

Building-Residential/Commercial - 0.1%

Centex Corp.#	39,300	244,053
D.R. Horton, Inc.#	86,900	734,305
KB Home#	23,900	212,710
Lennar Corp., Class A#	44,600	297,928
Pulte Homes, Inc.#	67,500	619,650

		2,108,646

Cable/Satellite TV - 0.8%

Comcast Corp., Class A	911,200	11,900,272
The DIRECTV Group, Inc.†#	172,800	3,445,632

		15,345,904

Casino Hotels - 0.0%

Wynn Resorts, Ltd.†#	19,600	410,620

Casino Services - 0.0%

International Game Technology	93,100	821,142

Chemicals-Diversified - 0.5%

E.I. du Pont de Nemours & Co.	285,700	5,359,732
PPG Industries, Inc.	52,000	1,615,120
Rohm & Haas Co.	39,600	2,061,972

The Dow Chemical Co.	292,400	2,093,584

		11,130,408

Chemicals-Specialty - 0.2%

Eastman Chemical Co.#	23,000	472,420
Ecolab, Inc.	53,000	1,684,340
International Flavors & Fragrances, Inc.	25,000	657,750
Sigma-Aldrich Corp.#	39,700	1,417,290

		4,231,800

Coal - 0.2%

CONSOL Energy, Inc.	57,400	1,564,150
Massey Energy Co.#	27,000	311,850
Peabody Energy Corp.	84,400	1,997,748

		3,873,748

Coatings/Paint - 0.1%

The Sherwin-Williams Co.#	31,100	1,429,045

Commercial Services - 0.1%

Convergys Corp.†	38,400	247,680
Iron Mountain, Inc.†#	56,800	1,055,344

		1,303,024

Commercial Services-Finance - 0.9%

Automatic Data Processing, Inc.	160,700	5,487,905
Equifax, Inc.	40,000	860,000
H&R Block, Inc.	107,300	2,049,430
Mastercard, Inc., Class A #	23,000	3,634,690
Moody’s Corp.#	61,400	1,102,130
Paychex, Inc.#	101,700	2,243,502
The Western Union Co.	226,400	2,526,624
Total Systems Services, Inc.#	62,200	782,476

		18,686,757

Computer Aided Design - 0.0%

Autodesk, Inc.†	71,700	909,873

Computer Services - 0.2%

Affiliated Computer Services, Inc., Class A†	30,900	1,440,867
Cognizant Technology Solutions Corp., Class A†	92,200	1,696,480
Computer Sciences Corp.†#	47,900	1,664,046

		4,801,393

Computers - 4.5%

Apple, Inc.†	281,300	25,122,903
Dell, Inc.†	547,500	4,670,175
Hewlett-Packard Co.	775,100	22,501,153
International Business Machines Corp.	425,300	39,140,359
Sun Microsystems, Inc.†	233,100	1,090,908

		92,525,498

Computers-Integrated Systems - 0.0%

Teradata Corp.†	55,600	859,576

Computers-Memory Devices - 0.4%

EMC Corp.†	645,600	6,778,800
NetApp, Inc.†#	104,400	1,403,136
SanDisk Corp.†#	71,500	637,065

		8,819,001

Computers-Periphery Equipment - 0.0%

Lexmark International, Inc., Class A†#	24,900	426,786

Consumer Products-Misc. - 0.5%

Clorox Co.#	44,000	2,138,400
Fortune Brands, Inc.	47,500	1,128,125
Kimberly-Clark Corp.	131,000	6,171,410

		9,437,935

Containers-Metal/Glass - 0.1%

Ball Corp.#	30,000	1,208,700
Owens-Illinois, Inc.†	52,900	815,718

		2,024,418

Containers-Paper/Plastic - 0.1%

Bemis Co., Inc.	31,600	586,812
Pactiv Corp.†	41,600	658,528
Sealed Air Corp.	49,800	555,768

		1,801,108

Cosmetics & Toiletries - 2.9%

Avon Products, Inc.	134,900	2,372,891
Colgate-Palmolive Co.	159,800	9,616,764
Procter & Gamble Co.	945,100	45,525,467
The Estee Lauder Cos., Inc., Class A#	36,700	831,255

		58,346,377

Cruise Lines - 0.1%

Carnival Corp.	138,400	2,707,104

Data Processing/Management - 0.2%

Dun & Bradstreet Corp.	17,100	1,264,887
Fidelity National Information Services, Inc.	60,100	1,051,750
Fiserv, Inc.†	50,700	1,653,834

		3,970,471

Dental Supplies & Equipment - 0.1%

Dentsply International, Inc.#	47,200	1,091,264
Patterson Cos., Inc.†#	28,800	520,416

		1,611,680

Dialysis Centers - 0.1%

DaVita, Inc.†	32,900	1,543,668

Disposable Medical Products - 0.1%

C.R. Bard, Inc.	31,500	2,528,190

Distribution/Wholesale - 0.2%

Fastenal Co.#	41,000	1,234,920
Genuine Parts Co.#	50,500	1,421,070
WW Grainger, Inc.#	20,400	1,349,664

		4,005,654

Diversified Banking Institutions - 2.8%

Bank of America Corp.#	2,023,781	7,993,935
Citigroup, Inc.#	1,724,400	2,586,600
JPMorgan Chase & Co.	1,181,400	26,994,990
Morgan Stanley#	336,100	6,567,394
The Goldman Sachs Group, Inc.	140,000	12,751,200

		56,894,119

Diversified Financial Services - 0.1%

IntercontinentalExchange, Inc.†#	22,800	1,294,356

Diversified Manufacturing Operations - 3.2%

3M Co.	219,400	9,973,924

Cooper Industries, Ltd., Class A	54,900	1,157,841
Danaher Corp.#	81,000	4,111,560
Dover Corp.	58,800	1,466,472
Eaton Corp.	52,200	1,887,030
General Electric Co.#	3,324,000	28,287,240
Honeywell International, Inc.	229,900	6,168,217
Illinois Tool Works, Inc.	124,500	3,461,100
Ingersoll-Rand Co., Ltd., Class A	100,800	1,429,344
ITT Corp.	57,400	2,143,890
Leggett & Platt, Inc.#	49,300	563,499
Parker Hannifin Corp.	51,100	1,705,207
Textron, Inc.#	76,100	429,965
Tyco International, Ltd.†	149,700	3,001,485

		65,786,774

Diversified Operations - 0.0%

Leucadia National Corp.†#	56,000	819,280

E-Commerce/Products - 0.3%

Amazon.com, Inc.†#	101,900	6,602,101

E-Commerce/Services - 0.2%

eBay, Inc.†	339,500	3,690,365
Expedia, Inc.†#	66,100	526,817

		4,217,182

Electric Products-Misc. - 0.3%

Emerson Electric Co.	242,800	6,494,900
Molex, Inc.#	44,400	504,828

		6,999,728

Electric-Generation - 0.1%

The AES Corp.†	212,300	1,337,490

Electric-Integrated - 4.0%

Allegheny Energy, Inc.	53,600	1,267,104
Ameren Corp.	67,000	1,593,260
American Electric Power Co., Inc.	127,800	3,584,790
CMS Energy Corp.#	71,700	793,002
Consolidated Edison, Inc.	86,600	3,135,786
Constellation Energy Group, Inc.#	63,100	1,246,856
Dominion Resources, Inc.	184,000	5,553,120
DTE Energy Co.#	51,700	1,384,009
Duke Energy Corp.	400,000	5,388,000
Edison International	103,200	2,809,104
Entergy Corp.	60,000	4,043,400
Exelon Corp.	208,300	9,835,926
FirstEnergy Corp.	96,500	4,107,040
FPL Group, Inc.	129,400	5,865,702
Integrys Energy Group, Inc.#	24,100	579,605
Pepco Holdings, Inc.	68,300	1,024,500
PG&E Corp.	114,300	4,368,546
Pinnacle West Capital Corp.	32,000	840,320
PPL Corp.#	118,800	3,313,332
Progress Energy, Inc.	87,850	3,111,647
Public Service Enterprise Group, Inc.	160,000	4,366,400
SCANA Corp.#	37,200	1,120,836
Southern Co.	245,000	7,425,950
TECO Energy, Inc.#	66,700	639,653
Wisconsin Energy Corp.	37,100	1,477,322
Xcel Energy, Inc.	142,200	2,522,628

		81,397,838

Electronic Components-Misc. - 0.1%

Jabil Circuit, Inc.	66,400	274,896
Tyco Electronics, Ltd.	144,700	1,371,756

		1,646,652

Electronic Components-Semiconductors - 2.0%

Advanced Micro Devices, Inc.†#	191,600	417,688
Altera Corp.#	93,900	1,439,487
Broadcom Corp., Class A†#	140,500	2,311,225
Intel Corp.	1,760,000	22,422,400
LSI Corp.†	203,100	588,990
MEMC Electronic Materials, Inc.†	71,000	1,065,710
Microchip Technology, Inc.#	57,400	1,077,398
Micron Technology, Inc.†#	240,900	775,698
National Semiconductor Corp.#	61,400	669,260
NVIDIA Corp.†#	169,700	1,405,116
QLogic Corp.†#	38,500	354,970
Texas Instruments, Inc.	409,900	5,882,065
Xilinx, Inc.	86,800	1,534,624

		39,944,631

Electronic Connectors - 0.1%

Amphenol Corp., Class A	55,700	1,415,894

Electronic Forms - 0.1%

Adobe Systems, Inc.†	168,000	2,805,600

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.†	110,700	1,535,409
FLIR Systems, Inc.†#	44,000	898,040

		2,433,449

Electronics-Military - 0.1%

L-3 Communications Holdings, Inc.	37,800	2,557,170

Engineering/R&D Services - 0.2%

Fluor Corp.	57,400	1,908,550
Jacobs Engineering Group, Inc.†#	38,800	1,309,112

		3,217,662

Engines-Internal Combustion - 0.1%

Cummins, Inc.#	63,800	1,327,040

Enterprise Software/Service - 1.2%

BMC Software, Inc.†	59,400	1,760,022
CA, Inc.	124,600	2,111,970
Novell, Inc.†#	108,300	342,228
Oracle Corp.†	1,239,600	19,263,384

		23,477,604

Entertainment Software - 0.1%

Electronic Arts, Inc.†#	101,500	1,655,465

Filtration/Separation Products - 0.0%

Pall Corp.	37,300	886,621

Finance-Commercial - 0.0%

CIT Group, Inc.#	122,600	300,370

Finance-Consumer Loans - 0.0%

SLM Corp.†#	148,000	680,800

Finance-Credit Card - 0.3%

American Express Co.	367,100	4,427,226

Discover Financial Services	151,700	869,241

		5,296,467

Finance-Investment Banker/Broker - 0.2%

E*TRADE Financial Corp.†#	175,800	140,640
The Charles Schwab Corp.	296,100	3,763,431

		3,904,071

Finance-Other Services - 0.3%

CME Group, Inc.#	21,300	3,885,120
NYSE Euronext	83,800	1,414,544
The NASDAQ OMX Group, Inc.†#	43,100	900,790

		6,200,454

Financial Guarantee Insurance - 0.0%

MBIA, Inc.†#	59,400	162,756

Food-Confectionery - 0.2%

The Hershey Co.#	52,500	1,768,725
The J.M. Smucker Co.	37,500	1,392,000

		3,160,725

Food-Dairy Products - 0.1%

Dean Foods Co.†	48,800	997,960

Food-Meat Products - 0.0%

Tyson Foods, Inc., Class A	95,400	804,222

Food-Misc. - 1.4%

Campbell Soup Co.	65,200	1,745,404
ConAgra Foods, Inc.	141,300	2,130,804
General Mills, Inc.	105,800	5,552,384
H.J. Heinz Co.	99,600	3,253,932
Kellogg Co.	79,800	3,105,816
Kraft Foods, Inc., Class A	464,800	10,588,144
McCormick & Co., Inc.	41,200	1,291,620
Sara Lee Corp.	223,200	1,720,872

		29,388,976

Food-Retail - 0.4%

Safeway, Inc.	135,700	2,510,450
SUPERVALU, Inc.#	66,800	1,042,748
The Kroger Co.	206,600	4,270,422
Whole Foods Market, Inc.#	44,100	535,815

		8,359,435

Food-Wholesale/Distribution - 0.2%

Sysco Corp.	189,700	4,078,550

Forestry - 0.2%

Plum Creek Timber Co., Inc.#	52,900	1,387,567
Weyerhaeuser Co.	66,900	1,616,304

		3,003,871

Gas-Distribution - 0.3%

CenterPoint Energy, Inc.	108,300	1,117,656
Nicor, Inc.#	14,400	451,872
NiSource, Inc.	85,700	749,875
Sempra Energy	77,200	3,209,204

		5,528,607

Gold Mining - 0.3%

Newmont Mining Corp.	153,400	6,386,042

Hazardous Waste Disposal - 0.1%

Stericycle, Inc.†#	27,100	1,300,258

Health Care Cost Containment - 0.2%

McKesson Corp.	87,400	3,585,148

Home Decoration Products - 0.0%

Newell Rubbermaid, Inc.	87,300	493,245

Hotels/Motels - 0.1%

Marriott International, Inc., Class A#	92,700	1,312,632
Starwood Hotels & Resorts Worldwide, Inc.#	57,900	671,061
Wyndham Worldwide Corp.	55,900	206,271

		2,189,964

Human Resources - 0.1%

Monster Worldwide, Inc.†#	38,900	256,351
Robert Half International, Inc.#	49,200	756,204

		1,012,555

Independent Power Producers - 0.0%

Dynegy, Inc., Class A†#	158,500	206,050

Industrial Automated/Robotic - 0.0%

Rockwell Automation, Inc.	44,800	900,480

Industrial Gases - 0.4%

Air Products & Chemicals, Inc.	66,400	3,071,000
Praxair, Inc.#	97,700	5,544,475

		8,615,475

Instruments-Scientific - 0.3%

PerkinElmer, Inc.	37,300	480,424
Thermo Fisher Scientific, Inc.†#	133,100	4,826,206
Waters Corp.†	31,200	1,098,864

		6,405,494

Insurance Brokers - 0.3%

AON Corp.	85,500	3,269,520
Marsh & McLennan Cos., Inc.	162,800	2,919,004

		6,188,524

Insurance-Life/Health - 0.4%

AFLAC, Inc.	147,600	2,473,776
Lincoln National Corp.#	81,000	695,790
Principal Financial Group, Inc.#	82,000	655,180
Prudential Financial, Inc.	134,300	2,203,863
Torchmark Corp.#	27,000	556,200
Unum Group	104,900	1,067,882

		7,652,691

Insurance-Multi-line - 0.6%

Allstate Corp.	169,700	2,856,051
American International Group, Inc.#(1)	849,000	356,580
Assurant, Inc.	37,300	760,920
Cincinnati Financial Corp.	51,400	1,055,756
Genworth Financial, Inc., Class A	136,500	165,165
Hartford Financial Services Group, Inc.#	102,900	627,690
Loews Corp.	114,500	2,272,825
MetLife, Inc.	251,100	4,635,306
XL Capital, Ltd., Class A#	104,000	344,240

		13,074,533

Insurance-Property/Casualty - 0.7%

Chubb Corp.	112,600	4,395,904
The Progressive Corp.†	213,600	2,471,352

The Travelers Cos., Inc.	185,100	6,691,365

		13,558,621

Internet Infrastructure Software - 0.0%

Akamai Technologies, Inc.†	53,500	967,815

Internet Security - 0.3%

McAfee, Inc.†	48,400	1,352,780
Symantec Corp.†	264,400	3,656,652
VeriSign, Inc.†#	61,400	1,186,862

		6,196,294

Investment Companies - 0.0%

American Capital, Ltd.#	64,900	87,615

Investment Management/Advisor Services - 0.4%

Ameriprise Financial, Inc.	68,600	1,093,484
Federated Investors, Inc., Class B#	27,900	526,194
Franklin Resources, Inc.	47,800	2,189,240
Invesco, Ltd.	121,800	1,392,174
Janus Capital Group, Inc.#	49,800	219,618
Legg Mason, Inc.#	44,900	576,067
T. Rowe Price Group, Inc.#	81,800	1,860,132

		7,856,909

Linen Supply & Related Items - 0.0%

Cintas Corp.	41,500	842,035

Machinery-Construction & Mining - 0.2%

Caterpillar, Inc.#	191,000	4,700,510

Machinery-Farming - 0.2%

Deere & Co.	135,100	3,713,899

Machinery-General Industrial - 0.0%

The Manitowoc Co., Inc.	41,200	168,920

Machinery-Pumps - 0.0%

Flowserve Corp.	18,000	908,460

Medical Information Systems - 0.0%

IMS Health, Inc.	57,500	719,900

Medical Instruments - 0.9%

Boston Scientific Corp.†	474,900	3,333,798
Intuitive Surgical, Inc.†#	12,400	1,127,904
Medtronic, Inc.	354,000	10,474,860
St. Jude Medical, Inc.†	109,000	3,614,440

		18,551,002

Medical Labs & Testing Services - 0.2%

Laboratory Corp. of America Holdings†#	34,200	1,881,342
Quest Diagnostics, Inc.	50,200	2,300,666

		4,182,008

Medical Products - 3.5%

Baxter International, Inc.	196,400	9,998,724
Becton, Dickinson & Co.	77,000	4,765,530
Covidien, Ltd.	159,500	5,051,365
Hospira, Inc.†	50,600	1,173,920
Johnson & Johnson	878,200	43,910,000
Stryker Corp.#	76,700	2,582,489
Varian Medical Systems, Inc.†	39,400	1,202,094
Zimmer Holdings, Inc.†	71,100	2,489,922

		71,174,044

Medical-Biomedical/Gene - 2.4%

Amgen, Inc.†	335,300	16,406,229
Biogen Idec, Inc.†	92,400	4,254,096
Celgene Corp.†	145,100	6,490,323
Genzyme Corp.†	85,700	5,221,701
Gilead Sciences, Inc.†	291,100	13,041,280
Life Technologies Corp.†#	54,700	1,594,505
Millipore Corp.†#	17,500	963,550

		47,971,684

Medical-Drugs - 5.9%

Abbott Laboratories	491,200	23,253,408
Allergan, Inc.	97,400	3,773,276
Bristol-Myers Squibb Co.	626,400	11,532,024
Cephalon, Inc.†#	21,700	1,423,303
Eli Lilly & Co.	316,700	9,304,646
Forest Laboratories, Inc.†	95,400	2,045,376
King Pharmaceuticals, Inc.†	77,900	571,786
Merck & Co., Inc.	669,200	16,194,640
Pfizer, Inc.	2,133,800	26,267,078
Schering-Plough Corp.	514,500	8,947,155
Wyeth	421,500	17,205,630

		120,518,322

Medical-Generic Drugs - 0.1%

Mylan, Inc.†#	96,300	1,197,009
Watson Pharmaceuticals, Inc.†#	33,200	938,564

		2,135,573

Medical-HMO - 1.0%

Aetna, Inc.	145,900	3,482,633
CIGNA Corp.	87,000	1,371,120
Coventry Health Care, Inc.†	47,100	542,592
Humana, Inc.†	53,500	1,266,345
UnitedHealth Group, Inc.	382,300	7,512,195
WellPoint, Inc.†	161,100	5,464,512

		19,639,397

Medical-Hospitals - 0.0%

Tenet Healthcare Corp.†#	129,400	143,634

Medical-Wholesale Drug Distribution - 0.3%

AmerisourceBergen Corp.	49,500	1,572,120
Cardinal Health, Inc.	113,900	3,696,055

		5,268,175

Metal Processors & Fabrication - 0.1%

Precision Castparts Corp.	44,100	2,444,463

Metal-Aluminum - 0.1%

Alcoa, Inc.#	253,100	1,576,813

Metal-Diversified - 0.2%

Freeport-McMoRan Copper & Gold, Inc.	130,200	3,960,684

Motorcycle/Motor Scooter - 0.0%

Harley-Davidson, Inc.#	73,600	743,360

Multimedia - 1.4%

Meredith Corp.#	11,500	147,775
News Corp., Class A	727,700	4,046,012
The McGraw-Hill Cos., Inc.	99,500	1,963,135
The Walt Disney Co.	585,700	9,822,189
Time Warner, Inc.	1,135,100	8,660,813

Viacom, Inc., Class B†	194,100	2,987,199

		27,627,123

Networking Products - 1.4%

Cisco Systems, Inc.†	1,853,100	26,999,667
Juniper Networks, Inc.†	167,100	2,374,491

		29,374,158

Non-Ferrous Metals - 0.0%

Titanium Metals Corp.#	26,800	156,512

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc.	101,700	2,023,830
Waste Management, Inc.	155,100	4,187,700

		6,211,530

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.#	65,300	1,259,637
Xerox Corp.	273,400	1,416,212

		2,675,849

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	33,700	679,055

Oil & Gas Drilling - 0.3%

Diamond Offshore Drilling, Inc.	22,000	1,378,080
ENSCO International, Inc.	44,900	1,103,642
Nabors Industries, Ltd.†#	89,900	872,929
Noble Corp.#	83,500	2,053,265
Rowan Cos., Inc.#	35,700	432,327

		5,840,243

Oil Companies-Exploration & Production - 2.7%

Anadarko Petroleum Corp.	145,400	5,081,730
Apache Corp.	106,000	6,263,540
Cabot Oil & Gas Corp.#	32,800	668,136
Chesapeake Energy Corp.#	171,300	2,679,132
Devon Energy Corp.	139,900	6,109,433
EOG Resources, Inc.	79,100	3,958,164
EQT Corp.	41,500	1,276,125
Noble Energy, Inc.	54,700	2,491,038
Occidental Petroleum Corp.	256,400	13,299,468
Pioneer Natural Resources Co.#	37,300	544,207
Questar Corp.	55,000	1,585,650
Range Resources Corp.#	49,200	1,750,044
Southwestern Energy Co.†	108,700	3,127,299
XTO Energy, Inc.	182,600	5,781,116

		54,615,082

Oil Companies-Integrated - 8.8%

Chevron Corp.	643,100	39,042,601
ConocoPhillips	471,800	17,621,730
Exxon Mobil Corp.	1,610,100	109,325,790
Hess Corp.#	89,800	4,911,162
Marathon Oil Corp.	223,400	5,198,518
Murphy Oil Corp.	60,400	2,525,324

		178,625,125

Oil Field Machinery & Equipment - 0.2%

Cameron International Corp.†	69,500	1,339,960
National-Oilwell Varco, Inc.†	132,100	3,531,033

		4,870,993

Oil Refining & Marketing - 0.3%

Sunoco, Inc.#	37,000	1,237,650
Tesoro Corp.#	43,800	646,488
Valero Energy Corp.	163,300	3,164,754

		5,048,892

Oil-Field Services - 1.2%

Baker Hughes, Inc.	97,400	2,854,794
BJ Services Co.#	92,000	889,640
Halliburton Co.	282,800	4,612,468
Schlumberger, Ltd.	378,700	14,413,322
Smith International, Inc.	69,300	1,488,564

		24,258,788

Paper & Related Products - 0.1%

International Paper Co.#	135,200	769,288
MeadWestvaco Corp.	53,700	501,558

		1,270,846

Pharmacy Services - 0.5%

Express Scripts, Inc.†	78,400	3,943,520
Medco Health Solutions, Inc.†	157,700	6,399,466

		10,342,986

Photo Equipment & Supplies - 0.0%

Eastman Kodak Co.#	84,300	268,917

Pipelines - 0.3%

El Paso Corp.	221,500	1,495,125
Spectra Energy Corp.	193,300	2,512,900
Williams Cos., Inc.	183,100	2,069,030

		6,077,055

Printing-Commercial - 0.0%

R.R. Donnelley & Sons Co.	64,700	504,013

Publishing-Newspapers - 0.1%

Gannett Co., Inc.#	71,500	231,660
The New York Times Co., Class A#	36,500	150,745
The Washington Post Co., Class B	2,000	720,980

		1,103,385

Quarrying - 0.1%

Vulcan Materials Co.#	34,800	1,441,068

Real Estate Investment Trusts - 0.7%

Apartment Investment & Management Co., Class A#	41,723	217,794
AvalonBay Communities, Inc.	25,284	1,072,547
Boston Properties, Inc.#	38,300	1,420,547
Developers Diversified Realty Corp.#	37,600	110,920
Equity Residential#	86,200	1,517,120
HCP, Inc.#	80,000	1,461,600
Health Care REIT, Inc.	34,400	1,058,488
Host Hotels & Resorts, Inc.	165,100	610,870
Kimco Realty Corp.#	72,500	641,625
ProLogis#	84,100	486,939
Public Storage	39,700	2,202,556
Simon Property Group, Inc.#	71,500	2,366,650
Vornado Realty Trust	43,500	1,423,755

		14,591,411

Real Estate Management/Services - 0.0%

CB Richard Ellis Group, Inc., Class A†#	70,200	202,878

Retail-Apparel/Shoe - 0.2%

Abercrombie & Fitch Co., Class A#	27,600	606,924
Limited Brands, Inc.	85,500	657,495
Nordstrom, Inc.#	50,500	680,235
The Gap, Inc.	147,400	1,590,446

		3,535,100

Retail-Auto Parts - 0.1%

AutoZone, Inc.†#	12,200	1,735,206

Retail-Automobile - 0.0%

AutoNation, Inc.†#	33,900	338,322

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†#	82,100	1,748,730

Retail-Building Products - 0.9%

Home Depot, Inc.	536,500	11,207,485
Lowe’s Cos., Inc.	464,000	7,349,760

		18,557,245

Retail-Computer Equipment - 0.1%

GameStop Corp., Class A†	51,900	1,397,148

Retail-Consumer Electronics - 0.2%

Best Buy Co., Inc.	107,000	3,083,740
RadioShack Corp.	39,500	289,535

		3,373,275

Retail-Discount - 2.4%

Big Lots, Inc.†	26,100	404,811
Costco Wholesale Corp.	136,600	5,783,644
Family Dollar Stores, Inc.#	44,300	1,215,592
Target Corp.	238,300	6,746,273
Wal-Mart Stores, Inc.	707,600	34,842,224

		48,992,544

Retail-Drug Store - 0.9%

CVS Caremark Corp.	454,600	11,701,404
Walgreen Co.	313,400	7,477,724

		19,179,128

Retail-Jewelry - 0.0%

Tiffany & Co.#	39,000	742,560

Retail-Major Department Stores - 0.2%

J.C. Penney Co., Inc.#	70,300	1,077,699
Sears Holdings Corp.†#	17,700	650,652
TJX Cos., Inc.	131,800	2,935,186

		4,663,537

Retail-Office Supplies - 0.2%

Office Depot, Inc.†#	86,500	90,825
Staples, Inc.	225,700	3,599,915

		3,690,740

Retail-Regional Department Stores - 0.2%

Kohl’s Corp.†#	96,500	3,391,010
Macy’s, Inc.#	132,900	1,045,923

		4,436,933

Retail-Restaurants - 1.3%

Darden Restaurants, Inc.#	44,000	1,194,160
McDonald’s Corp.	352,700	18,428,575
Starbucks Corp.†	232,500	2,127,375
Yum! Brands, Inc.	146,400	3,847,392

		25,597,502

Rubber-Tires - 0.0%

The Goodyear Tire & Rubber Co.†#	76,000	337,440

Savings & Loans/Thrifts - 0.2%

Hudson City Bancorp, Inc.	164,700	1,707,939
People’s United Financial, Inc.	109,700	1,909,877

		3,617,816

Schools - 0.1%

Apollo Group, Inc., Class A†	33,800	2,450,500

Semiconductor Components-Integrated Circuits - 0.2%

Analog Devices, Inc.	92,000	1,714,880
Linear Technology Corp.#	70,000	1,526,000

		3,240,880

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	424,100	3,905,961
KLA-Tencor Corp.#	53,400	921,150
Novellus Systems, Inc.†#	31,000	395,250
Teradyne, Inc.†	52,800	218,064

		5,440,425

Steel-Producers - 0.2%

AK Steel Holding Corp.	35,400	218,772
Nucor Corp.	99,400	3,344,810
United States Steel Corp.#	36,900	725,823

		4,289,405

Steel-Specialty - 0.0%

Allegheny Technologies, Inc.#	30,500	599,935

Telecom Equipment-Fiber Optics - 0.3%

Ciena Corp.†#	28,400	152,508
Corning, Inc.	491,800	5,188,490
JDS Uniphase Corp.†#	69,100	190,716

		5,531,714

Telecom Services - 0.1%

Embarq Corp.	45,000	1,573,650

Telecommunication Equipment - 0.1%

Harris Corp.	42,700	1,591,856
Tellabs, Inc.†	124,800	474,240

		2,066,096

Telephone-Integrated - 3.8%

AT&T, Inc.	1,865,300	44,338,181
CenturyTel, Inc.#	31,800	837,294
Frontier Communications Corp.#	98,600	709,920
Qwest Communications International, Inc.#	462,300	1,567,197
Sprint Nextel Corp.†	902,600	2,969,554
Verizon Communications, Inc.	898,900	25,645,617
Windstream Corp.	138,300	1,031,718

		77,099,481

Television - 0.0%

CBS Corp., Class B	214,700	916,769

Tobacco - 1.8%

Altria Group, Inc.	651,700	10,062,248
Lorillard, Inc.	53,300	3,114,852

Philip Morris International, Inc.	640,400	21,434,188
Reynolds American, Inc.#	53,600	1,799,888

		36,411,176

Tools-Hand Held - 0.1%

Black & Decker Corp.	19,100	452,097
Snap-On, Inc.	18,100	426,979
The Stanley Works#	24,900	666,324

		1,545,400

Toys - 0.1%

Hasbro, Inc.#	39,300	899,577
Mattel, Inc.	113,300	1,341,472

		2,241,049

Transport-Rail - 0.9%

Burlington Northern Santa Fe Corp.#	88,900	5,224,653
CSX Corp.	124,800	3,080,064
Norfolk Southern Corp.	117,200	3,717,584
Union Pacific Corp.	160,300	6,014,456

		18,036,757

Transport-Services - 1.1%

C.H. Robinson Worldwide, Inc.#	53,600	2,217,968
Expeditors International of Washington, Inc.	67,200	1,851,360
FedEx Corp.	98,600	4,260,506
Ryder System, Inc.	17,700	404,622
United Parcel Service, Inc., Class B	315,000	12,971,700

		21,706,156

Web Portals/ISP - 1.5%

Google, Inc., Class A†#	75,700	25,585,843
Yahoo!, Inc.†#	439,200	5,810,616

		31,396,459

Wireless Equipment - 1.2%

American Tower Corp., Class A†	125,500	3,654,560
Motorola, Inc.	716,100	2,520,672
QUALCOMM, Inc.#	524,000	17,517,320

		23,692,552

Total Long-Term Investment Securities
(cost $2,624,058,394)		2,025,994,306

SHORT-TERM INVESTMENT SECURITIES - 13.3%
Collective Investment Pool - 12.8%

Securities Lending Quality Trust(2)	271,168,858	259,752,649

Commercial Paper - 0.3%

Erste Finance LLC 0.29% due 03/02/09	$6,000,000	5,999,952

U.S. Government Treasuries - 0.2%

United States Treasury Bills
0.03% due 05/28/09(3)	400,000	399,973
0.05% due 06/04/09(3)	1,500,000	1,499,816
0.08% due 06/04/09(3)	500,000	499,900
0.09% due 04/23/09(3)	150,000	149,980
0.13% due 06/04/09(3)	2,500,000	2,499,159

		5,048,828

Total Short-Term Investment Securities
(cost $282,217,637)		270,801,429

REPURCHASE AGREEMENT - 0.1%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 02/27/09 to be repurchased 03/02/09 in the amount of $2,643,002 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 05/21/09 and having an approximate value of $2,723,638 (cost $2,643,000)	2,643,000	2,643,000

TOTAL INVESTMENTS
(cost $2,908,919,031)(4)	113.0%	2,299,438,735
Liabilities in excess of other assets	(13.0)	(264,427,176)

NET ASSETS	100.0%	$2,035,011,559

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	Security represents an investment in an affiliated company; see Note 4
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for Cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2009	Unrealized Appreciation (Depreciation)
112 Long	S&P 500 Index	March 2009	$24,355,858	$20,557,600	$(3,798,258)

See Notes to Portfolio of Investments

AIG Retirement Company I Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 92.9%
Aerospace/Defense-Equipment - 1.8%

Goodrich Corp.	68,598	$2,273,338

Agricultural Chemicals - 0.2%

The Mosaic Co.	7,410	319,000

Auto-Heavy Duty Trucks - 2.9%

Navistar International Corp.†	131,384	3,705,029

Banks-Commercial - 0.7%

Julius Baer Holding AG(1)	38,056	881,916

Banks-Super Regional - 0.9%

Wells Fargo & Co.	91,400	1,105,940

Brewery - 2.3%

Molson Coors Brewing Co., Class B	84,160	2,964,957

Broadcast Services/Program - 0.2%

Liberty Global, Inc., Class C†	23,264	276,609

Cable/Satellite TV - 2.3%

Cablevision Systems Corp., Class A	89,260	1,159,487
Time Warner Cable, Inc., Class A	100,178	1,826,245

		2,985,732

Chemicals-Specialty - 3.6%

Lubrizol Corp.	168,793	4,640,120

Computers - 3.1%

Apple, Inc.†	9,470	845,766
Research In Motion, Ltd.†	76,423	3,052,334

		3,898,100

Diversified Banking Institutions - 6.4%

JPMorgan Chase & Co.	150,985	3,450,007
Morgan Stanley	121,100	2,366,294
The Goldman Sachs Group, Inc.	25,750	2,345,310

		8,161,611

Diversified Manufacturing Operations - 4.5%

Tyco International, Ltd.†	284,990	5,714,049

Electric-Integrated - 8.9%

American Electric Power Co., Inc.	97,950	2,747,497
Exelon Corp.	63,249	2,986,618
PG&E Corp.	147,550	5,639,361

		11,373,476

Finance-Consumer Loans - 1.2%

SLM Corp.†	320,300	1,473,380

Food-Misc. - 2.5%

Campbell Soup Co.	118,320	3,167,426

Food-Retail - 2.7%

The Kroger Co.	168,020	3,472,973

Insurance-Multi-line - 2.3%

Assurant, Inc.	145,360	2,965,344

Insurance-Reinsurance - 3.9%

Everest Re Group, Ltd.	76,783	5,000,877

Investment Management/Advisor Services - 0.3%

National Financial Partners Corp.	142,159	353,976

Medical Products - 0.5%

Zimmer Holdings, Inc.†	18,600	651,372

Medical-Drugs - 10.1%

Abbott Laboratories	78,990	3,739,386
Pfizer, Inc.	154,900	1,906,819
Schering-Plough Corp.	209,658	3,645,953
Wyeth	88,100	3,596,242

		12,888,400

Medical-HMO - 3.3%

Aetna, Inc.	121,410	2,898,057
UnitedHealth Group, Inc.	66,290	1,302,598

		4,200,655

Multimedia - 2.1%

News Corp., Class A	475,510	2,643,836

Oil Companies-Exploration & Production - 3.7%

Apache Corp.	29,390	1,736,655
Devon Energy Corp.	67,661	2,954,756

		4,691,411

Oil Companies-Integrated - 6.6%

Chevron Corp.	104,800	6,362,408
Exxon Mobil Corp.	29,600	2,009,840

		8,372,248

Retail-Bedding - 0.9%

Bed Bath & Beyond, Inc.†	54,040	1,151,052

Retail-Computer Equipment - 1.0%

GameStop Corp., Class A†	48,550	1,306,966

Retail-Drug Store - 1.0%

Walgreen Co.	54,510	1,300,609

Telephone-Integrated - 3.8%

AT&T, Inc.	202,214	4,806,627

Theaters - 1.0%

Cinemark Holdings, Inc.	173,033	1,330,624

Tobacco - 3.1%

Lorillard, Inc.	21,760	1,271,654
Philip Morris International, Inc.	79,562	2,662,940

		3,934,594

Transport-Equipment & Leasing - 0.7%

Aircastle, Ltd.	257,640	845,059

Transport-Services - 0.9%

United Parcel Service, Inc., Class B	27,220	1,120,920

Web Portals/ISP - 1.3%

Google, Inc., Class A†	4,730	1,598,693

Wireless Equipment - 2.2%

QUALCOMM, Inc.	83,683	2,797,523

Total Common Stock
(cost $161,276,566)		118,374,442

PREFERRED STOCK - 2.6%
Oil Companies-Integrated - 2.6%
Petroleo Brasileiro SA ADR
(cost $5,214,548)	149,560	3,347,153

Total Long-Term Investment Securities
(cost $166,491,114)		121,721,595

REPURCHASE AGREEMENT - 4.7%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/27/09, to be repurchased 03/02/09 in the amount of $5,922,005 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $6,045,010 (cost $5,922,000)	$5,922,000	5,922,000

TOTAL INVESTMENTS
(cost $172,413,114)(2)	100.2%	127,643,595
Liabilities in excess of other assets	(0.2)	(198,379)

NET ASSETS	100.0%	$127,445,216

†	Non-income producing security
(1)	Security was valued using fair value procedures at February 28, 2009. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

Open call option contracts written at February 28, 2009 for the Value Fund were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at February 28, 2009	Unrealized Appreciation (Depreciation)
Aetna, Inc.	Jul-09	$17.50	241	$31,860	$31,860	$—
Unitedhealth Group, Inc.	Jun-09	15.00	330	32,010	32,010	—

						$—

See Notes to Portfolio of Investments

AIG Retirement Company I

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1 — Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Investments in open end and closed end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open end and closed end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Directors of AIG Retirement Company I (the “Board” or the “Directors”) has adopted procedures intended to stabilize the Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board. In addition, in accordance with positions taken by the SEC or its staff, effective November 3, 2008 through January 12, 2009, for shadow pricing purposes the Money Market I Fund valued certain portfolio securities with remaining maturities of 60 days or less at amortized cost instead of at the market-based value.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of our funds.

In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 — Significant unobservable inputs (include the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2009:

	Asset Allocation Fund		Blue Chip Growth Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Unadjusted Quoted Prices	$56,150,859	$(1,963,403)	$272,719,187	$—
Level 2 - Other Significant Observable Inputs	41,992,573	—	32,111,420	—
Level 3 - Significant Unobservable Inputs	376,763	—	—	—

Total	$98,520,195	$(1,963,403)	$304,830,607	$—

	Broad Cap Value Income Fund		Capital Conservation Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Unadjusted Quoted Prices	$13,229,195	$—	$18,494,921	$—
Level 2 - Other Significant Observable Inputs	321,000	—	96,111,155	—
Level 3 - Significant Unobservable Inputs	—	—	604,950	—

Total	$13,550,195	$—	$115,211,026	$—

	Core Equity Fund		Core Value Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Unadjusted Quoted Prices	$170,716,234	$—	$80,007,001	$(200,555)
Level 2 - Other Significant Observable Inputs	16,771,354	—	1,179,000	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$187,487,588	$—	$81,186,001	$(200,555)

	Foreign Value Fund		Global Equity Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Unadjusted Quoted Prices	$45,067,208	$—	$98,365,754	$(90,902)
Level 2 - Other Significant Observable Inputs	508,783,275	—	77,867,411	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$553,850,483	$—	$176,233,165	$(90,902)

	Global Real Estate Fund		Global Social Awareness Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Unadjusted Quoted Prices	$71,972,083	$—	$108,586,426	$(750,175)
Level 2 - Other Significant Observable Inputs	84,053,164	—	114,581,504	—
Level 3 - Significant Unobservable Inputs	—	—	0	—

Total	$156,025,247	$—	$223,167,930	$(750,175)

	Global Strategy Fund		Government Securities Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Unadjusted Quoted Prices	$75,029,821	$8,943,677	$76,772,616	$—
Level 2 - Other Significant Observable Inputs	226,352,440	—	142,780,268	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$301,382,261	$8,943,677	$219,552,884	$—

	Growth Fund		Growth & Income Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Unadjusted Quoted Prices	$444,809,375	$24,595	$56,184,152	$—
Level 2 - Other Significant Observable Inputs	93,601,721	—	3,987,407	—
Level 3 - Significant Unobservable Inputs	—	—	0	—

Total	$538,411,096	$24,595	$60,171,559	$—

	Health Science Fund		Inflation Protected Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Unadjusted Quoted Prices	$118,114,531	$(856,237)	$77,878,378	$—
Level 2 - Other Significant Observable Inputs	14,112,967	—	57,445,471	—
Level 3 - Significant Unobservable Inputs	522,103	—	7,286,000	—

Total	$132,749,601	$(856,237)	$142,609,849	$—

	International Equities Fund		International Government Bond Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Unadjusted Quoted Prices	$17,596,372	$(2,418,707)	$9,354,558	$—
Level 2 - Other Significant Observable Inputs	614,995,010	—	130,203,708	—
Level 3 - Significant Unobservable Inputs	70,952	—	—	—

Total	$632,662,334	$(2,418,707)	$139,558,266	$—

	International Growth I Fund		Large Cap Core Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Unadjusted Quoted Prices	$32,432,350	$—	$75,386,552	$—
Level 2 - Other Significant Observable Inputs	365,658,536	—	12,613,503	—
Level 3 - Significant Unobservable Inputs	16,205	—	—	—

Total	$398,107,091	$—	$88,000,055	$—

	Large Capital Growth Fund		Mid Cap Index Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Unadjusted Quoted Prices	$252,267,608	$—	$1,271,126,178	$(7,107,992)
Level 2 - Other Significant Observable Inputs	28,862,679	—	317,672,857	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$281,130,287	$—	$1,588,799,035	$(7,107,992)

	Mid Cap Strategic Growth Fund		Money Market I Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Unadjusted Quoted Prices	$129,682,403	$6,673	$—	$—
Level 2 - Other Significant Observable Inputs	66,146,640	—	641,240,256	—
Level 3 - Significant Unobservable Inputs	718,236	—	—	—

Total	$196,547,279	$6,673	$641,240,256	$—

	Nasdaq-100® Index Fund		Science & Technology Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Unadjusted Quoted Prices	$52,223,355	$(164,073)	$393,309,362	$—
Level 2 - Other Significant Observable Inputs	9,517,035	—	95,307,666	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$61,740,390	$(164,073)	$488,617,028	$—

	Small Cap Aggressive Growth Fund		Small Cap Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Unadjusted Quoted Prices	$32,399,793	$—	$185,818,227	$—
Level 2 - Other Significant Observable Inputs	2,431,347	—	53,720,367	—
Level 3 - Significant Unobservable Inputs	—	—	74,195	—

Total	$34,831,140	$—	$239,612,789	$—

	Small Cap Index Fund		Small Cap Special Values Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Unadjusted Quoted Prices	$477,691,767	$(5,667,872)	$109,559,964	$—
Level 2 - Other Significant Observable Inputs	129,618,398	—	31,250,110	—
Level 3 - Significant Unobservable Inputs	0	—	285,180	—

Total	$607,310,165	$(5,667,872)	$141,095,254	$—

	Small-Mid Growth Fund		Stock Index Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Unadjusted Quoted Prices	$60,326,743	$—	$2,030,893,154	$(3,798,258)
Level 2 - Other Significant Observable Inputs	15,579,187	—	268,545,581	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$75,905,930	$—	$2,299,438,735	$(3,798,258)

	Value Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Unadjusted Quoted Prices	$120,839,679	$—
Level 2 - Other Significant Observable Inputs	6,803,916	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$127,643,595	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, written option, and swap contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Allocation Fund		Capital Conservation Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 5/31/2008	$0	$—	$0	$—
Accrued discounts/premiums	—	—	—	—
Realized gain(loss)	101	—	—	—
Change in unrealized appreciation(depreciation)	(136,286)	—	(304,020)	—
Net purchases(sales)	(10,805)	—	2,000	—
Transfers in and/or out of Level 3	523,753	—	906,970	—

Balance as of 2/28/2009	$376,763	$—	$604,950	$—

	Global Social Awareness Fund		Growth Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 5/31/2008	$0	$—	$496,044	$—
Accrued discounts/premiums	—	—	—	—
Realized gain(loss)	—	—	(409,545)	—
Change in unrealized appreciation(depreciation)	—	—	41,773	—
Net purchases(sales)	—	—	(128,272)	—
Transfers in and/or out of Level 3	—	—	—	—

Balance as of 2/28/2009	$0	$—	$—	$—

	Growth & Income Fund		Health Science Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 5/31/2008	$0	$—	$—	$—
Accrued discounts/premiums	—	—	—	—
Realized gain(loss)	—	—	—	—
Change in unrealized appreciation(depreciation)	—	—	50,435	—
Net purchases(sales)	—	—	471,668	—
Transfers in and/or out of Level 3	—	—	—	—

Balance as of 2/28/2009	$0	$—	$522,103	$—

	Inflation Protected Fund		International Equities Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 5/31/2008	$—	$—	$990	$—
Accrued discounts/premiums	—	—	—	—
Realized gain(loss)	—	—	—	—
Change in unrealized appreciation(depreciation)	(2,681,500)	—	(650,009)	—
Net purchases(sales)	—	—	34,371	—
Transfers in and/or out of Level 3	9,967,500	—	685,600	—

Balance as of 2/28/2009	$7,286,000	$—	$70,952	$—

	International Growth I Fund		Mid Cap Strategic Growth Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 5/31/2008	$3,024,613	$—	$—	$—
Accrued discounts/premiums	—	—	—	—
Realized gain(loss)	(1,092,085)	—	—	—
Change in unrealized appreciation(depreciation)	(1,238,899)	—	—	—
Net purchases(sales)	318,739	—	718,236	—
Transfers in and/or out of Level 3	(996,163)	—	—	—

Balance as of 2/28/2009	$16,205	$—	$718,236	$—

	Small Cap Fund		Small Cap Index Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 5/31/2008	$0	$—	$0	$—
Accrued discounts/premiums	—	—	—	—
Realized gain(loss)	—	—	—	—
Change in unrealized appreciation(depreciation)	—	—	—	—
Net purchases(sales)	110,000	—	—	—
Transfers in and/or out of Level 3	(35,805)	—	—	—

Balance as of 2/28/2009	$74,195	$—	$0	$—

			Small Cap Special Values Fund
			Investments in Securities	Other Financial Instruments*
Balance as of 5/31/2008			$—	$—
Accrued discounts/premiums			—	—
Realized gain(loss)			—	—
Change in unrealized appreciation(depreciation)			(151,825)	—
Net purchases(sales)			—	—
Transfers in and/or out of Level 3			437,005	—

Balance as of 2/28/2009			$285,180	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, written option, and swap contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

Note 2 — Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of February 28, 2009, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Growth & Income	2.39%	2,826,000
Government Securities	4.45%	5,264,000
Large Capital Growth	4.77%	5,641,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co. Repurchase Agreement, dated February 27, 2009, bearing interest at a rate of 0.01% per annum, with a principal amount of $118,378,000, a repurchase price of $118,378,099, and maturity date of March 2, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bill	0.35%	07/02/09	$93,855,000	$93,742,374
U.S. Treasury Bill	0.34%	07/16/09	27,040,000	27,004,848

As of February 28, 2009, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Government Securities	8.40%	42,000,000
Money Market I	27.28%	136,416,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated February 27, 2009, bearing interest at a rate of 0.22% per annum, with a principal amount of $500,000,000, a repurchase price of $500,009,167 and maturity date of March 2, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	1.63%	01/15/15	$500,000,000	$510,000,063

Note 3 — New Accounting Pronouncements

In March 2008, the Financial Accounting Standards (FASB) issued FASB Statement No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effects on an entity’s financial reporting. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The disclosure below includes additional information as a result of implementing FAS 161:

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. Forward contracts are reported on a schedule following the Portfolio of Investments. As of February 28, 2009, the following Funds had open forward contracts: Global Equity Fund, Global Strategy Fund and Growth Fund.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include credit risk and market risk. Credit risk arises from the potential of counterparties to default on the contract. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income. Futures contracts are reported on a schedule following the Portfolio of Investments. As of February 28, 2009, the following funds had open futures contracts: Asset Allocation Fund, Core Value Fund, Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100 Index Fund, Small Cap Index Fund and Stock Index Fund.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is based on a single stock. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts may be conducted through regulated exchanges that minimize counter-party credit risks or they may be unlisted, or traded over-the-counter.

Risks to the Funds of entering into futures contracts include credit risk, market risk and with respect to unlisted futures contracts, illiquidity risk. Credit risk arises upon entering into these contracts from the potential inability of counterparties to default on the contract meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). In addition, unlisted futures contracts, generally, are not traded on an exchange and tend not to be as actively traded making them more difficult to value. Unlisted futures contracts will also be subject to greater counterparty credit risk than a futures contract traded on an exchange.

Options. Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. Option contracts are reported on a schedule following the Portfolio of Investments. As of February 28, 2009, the following Funds had open option contracts: Health Sciences Fund, Mid Cap Strategic Growth Fund, and Value Fund.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (“OTC”) market.

Risks to the Funds of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to default on the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Note 4 — Transactions with Affiliates

As disclosed in the schedule of investments, certain Funds own securities issued by AIG or an affiliate thereof. During the period ended February 28, 2009, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Market Value at 05/31/08	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Gain/ (Loss)	Market Value at 02/28/09
Stock Index	American International Group, Inc.	$393,230	$34,092,000	$31,598	$900,415	$(364,709)	$(32,501,894)	$356,580

Note 5 — Federal Income Taxes

As of February 28, 2009, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$129,347,114	$714,980	$31,541,899	$(30,826,919)
Blue Chip Growth	412,129,311	2,465,032	109,763,736	(107,298,704)
Broad Cap Value Income	22,829,984	156,521	9,436,310	(9,279,789)
Capital Conservation	121,735,432	1,948,128	8,176,534	(6,228,406)
Core Equity	276,803,192	1,359,818	89,962,797	(88,602,979)
Core Value	134,126,929	1,627,366	54,568,294	(52,940,928)
Foreign Value	1,039,329,187	4,733,598	486,534,574	(481,800,976)
Global Equity	265,448,953	2,025,421	90,787,311	(88,761,890)
Global Real Estate	214,843,570	496,048	59,314,371	(58,818,323)
Global Social Awareness	375,322,732	929,234	153,084,036	(152,154,802)
Global Strategy	429,015,872	3,394,795	131,028,406	(127,633,611)
Government Securities	216,212,337	6,772,991	3,432,444	3,340,547
Growth	727,982,561	4,926,763	194,498,228	(189,571,465)
Growth & Income	84,238,565	136,167	24,203,173	(24,067,006)
Health Sciences	176,453,986	6,352,696	50,057,081	(43,704,385)
Inflation Protected	158,905,402	929,113	17,224,666	(16,295,553)
International Equities	1,014,566,033	2,864,264	384,767,963	(381,903,699)
International Government Bond*	145,449,886	3,951,620	9,843,240	(5,891,620)
International Growth I	568,974,230	3,691,069	174,558,208	(170,867,139)
Large Cap Core	122,717,238	911,199	35,628,382	(34,717,183)
Large Capital Growth	366,671,079	4,560,934	89,521,809	(84,960,875)
Mid Cap Index	2,543,898,916	42,139,489	998,917,786	(956,778,297)
Mid Cap Strategic Growth	265,396,353	6,382,114	75,231,188	(68,849,074)
Money Market I	641,240,256	—	—	—
NASDAQ-100 Index	76,701,288	7,461,767	22,422,665	(14,960,898)
Science & Technology	684,186,807	2,719,233	198,289,012	(195,569,779)
Small Cap Aggressive Growth	58,729,904	530,017	24,428,781	(23,898,764)
Small Cap	364,335,712	5,164,340	129,887,263	(124,722,923)
Small Cap Index	1,060,367,187	22,459,235	477,398,137	(454,938,902)
Small Cap Special Values	242,967,109	2,386,948	103,184,477	(100,797,529)
Small-Mid Growth	96,023,819	1,615,462	21,135,707	(19,520,245)
Stock Index	2,956,161,209	366,655,611	1,023,378,085	(656,722,474)
Value	176,882,843	1,238,680	50,477,928	(49,239,248)

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2008.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Retirement Company I

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	April 29, 2009

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	April 29, 2009